Schedule of Investments PIMCO All Asset All Authority Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 139.8%

MUTUAL FUNDS (a) 134.8%
PIMCO CommoditiesPLUS® Strategy Fund	101,147	$511
PIMCO CommodityRealReturn Strategy Fund®	19,216	109
PIMCO Dynamic Bond Fund	12,411	132
PIMCO Emerging Markets Currency and Short-Term Investments Fund	170,369	1,334
PIMCO Emerging Markets Local Currency and Bond Fund	54,499	375
PIMCO Extended Duration Fund	39,709	367
PIMCO High Yield Fund	5,931	53
PIMCO High Yield Spectrum Fund	13,811	136
PIMCO Income Fund	65,280	779
PIMCO Investment Grade Credit Bond Fund	15,922	173
PIMCO Long Duration Total Return Fund	8,620	102
PIMCO Long-Term Real Return Fund	65,091	589
PIMCO Long-Term U.S. Government Fund	15,579	107
PIMCO Low Duration Fund	55,507	546
PIMCO Mortgage Opportunities and Bond Fund	7,508	82
PIMCO RAE Emerging Markets Fund	138,993	1,294
PIMCO RAE Fundamental Advantage PLUS Fund	97,505	947
PIMCO RAE Low Volatility PLUS EMG Fund	50,464	398
PIMCO RAE Low Volatility PLUS International Fund	40,863	327
PIMCO RAE PLUS EMG Fund	125,855	1,206
PIMCO RAE PLUS International Fund	52,571	370
PIMCO RAE US Small Fund	17,432	188
PIMCO RAE Worldwide Long/Short PLUS Fund	81,463	829
PIMCO Real Return Fund	9,649	108
PIMCO RealEstateRealReturn Strategy Fund	51,620	483
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	47,075	366
PIMCO StocksPLUS® International Fund (Unhedged)	18,962	107
PIMCO StocksPLUS® Short Fund	355,528	2,631
PIMCO Total Return Fund	23,416	246
Total Mutual Funds (Cost $15,302)		14,895

EXCHANGE-TRADED FUNDS 4.4%

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	14,520	333
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	5,205	156
Total Exchange-Traded Funds (Cost $521)		489

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund (a)	66,215	66
Total Short-Term Instruments (Cost $66)		66
Total Investments in Affiliates (Cost $15,889)		15,450
Total Investments 139.8% (Cost $15,889)		$15,450
Other Assets and Liabilities, net (39.8)%		(4,402)
Net Assets 100.0%		$11,048

Schedule of Investments PIMCO All Asset All Authority Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Affiliates, at Value
Mutual Funds	$14,895	$0	$0	$14,895
Exchange-Traded Funds	489	0	0	489
Short-Term Instruments
Mutual Funds	66	0	0	66
Total Investments	$15,450	$0	$0	$15,450

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO All Asset Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1% ¤
MUTUAL FUNDS (a) 98.1%
PIMCO CommoditiesPLUS® Strategy Fund	5,491,059	$27,730
PIMCO CommodityRealReturn Strategy Fund®	1,193,756	6,757
PIMCO Dynamic Bond Fund	643,571	6,867
PIMCO Emerging Markets Currency and Short-Term Investments Fund	10,062,689	78,791
PIMCO Emerging Markets Local Currency and Bond Fund	2,947,123	20,276
PIMCO Extended Duration Fund	3,255,691	30,115
PIMCO High Yield Spectrum Fund	834,620	8,188
PIMCO Income Fund	3,252,784	38,838
PIMCO Investment Grade Credit Bond Fund	1,090,619	11,866
PIMCO Long Duration Total Return Fund	450,756	5,310
PIMCO Long-Term Real Return Fund	4,487,150	40,609
PIMCO Long-Term U.S. Government Fund	1,623,813	11,188
PIMCO Low Duration Fund	2,565,000	25,240
PIMCO Mortgage Opportunities and Bond Fund	508,507	5,568
PIMCO RAE Emerging Markets Fund	7,905,961	73,604
PIMCO RAE Fundamental Advantage PLUS Fund	5,934,381	57,623
PIMCO RAE Low Volatility PLUS EMG Fund	2,407,314	18,994
PIMCO RAE Low Volatility PLUS International Fund	1,589,361	12,699
PIMCO RAE PLUS EMG Fund	7,531,728	72,154
PIMCO RAE PLUS International Fund	1,110,719	7,819
PIMCO RAE Worldwide Long/Short PLUS Fund	4,446,521	45,265
PIMCO Real Return Fund	786,204	8,790
PIMCO RealEstateRealReturn Strategy Fund	2,240,112	20,945
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,734,644	21,275
PIMCO Total Return Fund	1,255,166	13,192
PIMCO TRENDS Managed Futures Strategy Fund	702,680	6,992
Total Mutual Funds (Cost $652,877)		676,695
EXCHANGE-TRADED FUNDS 1.7%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	511,872	11,735
Total Exchange-Traded Funds (Cost $12,954)		11,735
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund (a)	2,331,147	2,331
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10	0
Total Short-Term Instruments (Cost $2,331)		2,331
Total Investments in Affiliates (Cost $668,162)		690,761
Total Investments 100.1% (Cost $668,162)		$690,761
Other Assets and Liabilities, net (0.1)%		(572)
Net Assets 100.0%		$690,189

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Mutual Funds	$676,695	$0	$0	$676,695
Exchange-Traded Funds	11,735	0	0	11,735
Short-Term Instruments
Mutual Funds	2,331	0	0	2,331
Total Investments	$690,761	$0	$0	$690,761

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bausch Health Cos., Inc. 5.039% (LIBOR03M + 3.000%) due 06/02/2025 ~		$29	$29
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		191	195
Total Loan Participations and Assignments (Cost $220)			224
CORPORATE BONDS & NOTES 9.6%
BANKING & FINANCE 6.1%
Bank of America Corp.
3.864% due 07/23/2024 •		200	211
3.950% due 04/21/2025		200	212
Barclays PLC 4.972% due 05/16/2029 •		200	220
BGC Partners, Inc. 5.375% due 07/24/2023		100	107
BPCE S.A. 4.625% due 07/11/2024		100	107
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	99
Cooperatieve Rabobank UA 3.875% due 09/26/2023		250	265
Deutsche Bank AG 0.059% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	100	108
Discover Financial Services 4.500% due 01/30/2026		$100	109
General Motors Financial Co., Inc. 3.550% due 04/09/2021		200	203
GLP Capital LP 5.250% due 06/01/2025		150	166
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	420
ING Bank NV 2.625% due 12/05/2022		100	102
ING Groep NV 4.100% due 10/02/2023		200	212
JPMorgan Chase & Co. 3.149% (US0003M + 0.890%) due 07/23/2024 ~		300	301
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	323
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	203
Morgan Stanley
3.875% due 04/29/2024		200	213
4.431% due 01/23/2030 •		200	225
Oversea-Chinese Banking Corp. Ltd. 2.574% (US0003M + 0.450%) due 05/17/2021 ~		200	200
Royal Bank of Scotland Group PLC 3.875% due 09/12/2023		200	207
Sabra Health Care LP 3.900% due 10/15/2029 (a)		100	99
Santander UK PLC 5.000% due 11/07/2023		200	213
Spirit Realty LP 4.000% due 07/15/2029		100	105
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	200
UBS AG 7.625% due 08/17/2022 (d)		250	282
Wells Fargo & Co.
3.450% due 02/13/2023		100	103
4.150% due 01/24/2029		300	332
			5,547
INDUSTRIALS 2.4%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		86	91
Arrow Electronics, Inc. 4.500% due 03/01/2023		100	105

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

BMW U.S. Capital LLC 3.400% due 08/13/2021		100	103
Campbell Soup Co. 3.650% due 03/15/2023		200	208
Cigna Holding Co. 4.500% due 03/15/2021		30	31
CVS Health Corp. 4.100% due 03/25/2025		200	214
DAE Funding LLC 5.250% due 11/15/2021		100	104
Dell International LLC 4.420% due 06/15/2021		100	103
DP World PLC 2.375% due 09/25/2026	EUR	200	236
Equifax, Inc. 3.028% (US0003M + 0.870%) due 08/15/2021 ~		$100	100
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022		100	104
Las Vegas Sands Corp. 3.200% due 08/08/2024		100	102
Reynolds American, Inc. 4.450% due 06/12/2025		100	107
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		200	204
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		200	213
Syngenta Finance NV 4.441% due 04/24/2023		200	209
			2,234
UTILITIES 1.1%
AT&T, Inc. 2.888% (US0003M + 0.750%) due 06/01/2021 ~		300	302
Exelon Corp. 3.950% due 06/15/2025		100	107
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		100	104
ONEOK, Inc. 4.550% due 07/15/2028		100	108
Petrobras Global Finance BV 5.093% due 01/15/2030		89	93
Verizon Communications, Inc. 3.376% due 02/15/2025		199	210
Vodafone Group PLC 3.750% due 01/16/2024		100	106
			1,030
Total Corporate Bonds & Notes (Cost $8,456)			8,811
MUNICIPAL BONDS & NOTES 0.5%
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.405% (US0003M + 0.130%) due 10/25/2036 ~		148	147
VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		100	99
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		185	191
Total Municipal Bonds & Notes (Cost $422)			437
U.S. GOVERNMENT AGENCIES 19.8%
Fannie Mae
2.630% due 11/25/2046 •		339	339
2.680% due 07/25/2046 •		116	116
2.700% due 09/25/2046 •		137	137
4.545% due 05/01/2038 •		189	199
Fannie Mae UMBS
3.500% due 11/01/2045 - 09/01/2046		649	675
4.000% due 08/01/2048		2,359	2,449
Fannie Mae UMBS, TBA
2.500% due 11/01/2049		1,000	995
3.000% due 11/01/2034 - 11/01/2049		2,600	2,648
3.500% due 10/01/2034 - 11/01/2049		5,500	5,658
4.000% due 11/01/2049		3,900	4,050
Freddie Mac
3.500% due 09/01/2047		184	190

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

4.000% due 08/01/2047		696	731
Total U.S. Government Agencies (Cost $18,171)			18,187
U.S. TREASURY OBLIGATIONS 11.5%
U.S. Treasury Bonds
2.250% due 08/15/2049		350	360
2.500% due 02/15/2046		3,080	3,319
3.000% due 08/15/2048		200	238
3.000% due 02/15/2049		50	60
U.S. Treasury Inflation Protected Securities (b)
0.250% due 07/15/2029		602	609
1.000% due 02/15/2049		102	115
U.S. Treasury Notes
1.125% due 08/31/2021		1,000	990
1.500% due 08/31/2021		600	598
1.500% due 09/15/2022		1,900	1,897
1.500% due 08/15/2026		1,400	1,389
2.250% due 08/15/2027		400	418
3.125% due 11/15/2028		500	562
Total U.S. Treasury Obligations (Cost $10,125)			10,555
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Funding Trust 2.285% due 08/27/2036 ~		106	95
BANK 4.165% due 05/15/2061 ~		100	111
Citigroup Mortgage Loan Trust 4.511% due 07/25/2037 ^~		101	101
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2036 þ		59	56
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	34	34
RAIT Trust 2.978% due 06/15/2037 •		$29	29
Stonemont Portfolio Trust 2.894% due 08/20/2030 •		193	193
Total Non-Agency Mortgage-Backed Securities (Cost $597)			619
ASSET-BACKED SECURITIES 6.1%
Apidos CLO 3.283% due 01/19/2025 •		24	24
Atrium Corp. 3.108% due 04/22/2027 •		250	250
Babson Euro CLO BV 0.447% due 10/25/2029 •	EUR	250	273
Bayview Opportunity Master Fund Trust 4.066% due 09/28/2033 þ		$14	14
Bowman Park CLO Ltd. 3.328% due 11/23/2025 •		204	205
Citigroup Mortgage Loan Trust 2.148% due 08/25/2036 •		283	282
Countrywide Asset-Backed Certificates
2.168% due 06/25/2047 ^•		76	76
2.248% due 05/25/2037 •		651	625
Crown Point CLO Ltd. 3.448% due 10/20/2028 •		250	250
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		250	250
ECMC Group Student Loan Trust 2.768% due 02/27/2068		74	73
Fremont Home Loan Trust 2.168% due 10/25/2036 •		449	222
Halcyon Loan Advisors Funding Ltd. 3.198% due 04/20/2027 •		208	208
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	250	273
Jamestown CLO Ltd. 2.993% due 07/15/2026 •		$91	91
JPMorgan Mortgage Acquisition Corp. 2.408% due 05/25/2035 •		600	600
Jubilee CLO BV 0.367% due 12/15/2029 •	EUR	250	272
Lehman XS Trust
2.188% due 12/25/2036 •		$28	27
2.818% due 10/25/2035 •		27	27
Loomis Sayles CLO Ltd. 3.203% due 04/15/2028 •		250	248
M360 Advisors LLC 4.395% due 07/24/2028		90	90
Marlette Funding Trust 3.060% due 07/17/2028		43	43

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust 2.148% due 10/25/2036 •	205	198
Navient Private Education Loan Trust 2.428% due 12/16/2058 •	34	34
Navient Student Loan Trust 3.068% due 12/27/2066 •	131	131
OneMain Financial Issuance Trust 2.370% due 09/14/2032	100	100
Option One Mortgage Loan Trust 2.783% due 08/25/2035 •	120	118
S-Jets Ltd. 3.967% due 08/15/2042	207	213
SLM Student Loan Trust 2.669% due 12/15/2025 •	151	151
TICP CLO Ltd. 3.118% due 04/20/2028 •	250	250
Total Asset-Backed Securities (Cost $5,286)		5,618
SHORT-TERM INSTRUMENTS 33.0%
REPURCHASE AGREEMENTS (e) 33.0%		30,279
Total Short-Term Instruments (Cost $30,279)		30,279
Total Investments in Securities (Cost $73,556)		74,730
	SHARES
INVESTMENTS IN AFFILIATES 29.9%
MUTUAL FUNDS (c) 4.7%
PIMCO Income Fund	360,716	4,307
Total Mutual Funds (Cost $4,370)		4,307
SHORT-TERM INSTRUMENTS 25.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short-Term Floating NAV Portfolio III	2,338,738	23,137
Total Short-Term Instruments (Cost $23,113)		23,137
Total Investments in Affiliates (Cost $27,483)		27,444
Total Investments 111.2% (Cost $101,039)		$102,174
Financial Derivative Instruments (f)(g) 0.3%(Cost or Premiums, net $(45))		266
Other Assets and Liabilities, net (11.5)%		(10,549)
Net Assets 100.0%		$91,891

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Institutional Class Shares of each Fund.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.500%	09/30/2019	10/01/2019	$13,800	U.S. Treasury Notes 2.750% due 04/30/2023	$(14,246)	$13,800	$13,801
FICC	1.500	09/30/2019	10/01/2019	2,079	U.S. Treasury Notes 2.250% due 03/31/2021	(2,126)	2,079	2,079
NOM	2.400	09/30/2019	10/01/2019	13,800	U.S. Treasury Bonds 3.000% due 11/15/2045	(14,164)	13,800	13,801
TDM	2.300	09/30/2019	10/01/2019	600	U.S. Treasury Notes 1.750% due 06/15/2022	(621)	600	600
Total Repurchase Agreements						$(31,157)	$30,279	$30,281

(1)	Includes accrued interest.
The average amount of borrowings outstanding during the period ended September 30, 2019 was $(2,944) at a weighted average interest rate of 2.563%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2019	216	$32,168	$(293)	$160	$0
Mini MSCI EAFE Index December Futures	12/2019	242	22,971	(123)	82	0
				$(416)	$242	$0
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2019	3	$(557)	$8	$0	$0
Total Futures Contracts				$(408)	$242	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.327%	$100	$(4)	$0	$(4)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.434	100	(1)	0	(1)	0	0
						$(5)	$0	$(5)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	06/20/2024	1.159%	$100	$(2)	$1	$(1)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2024	1.298	100	(1)	0	(1)	0	0
						$(3)	$1	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$1,000	$19	$2	$21	$1	$0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	200	4	0	4	0	0
					$23	$2	$25	$1	$0
Total Swap Agreements					$15	$3	$18	$1	$0

Cash of $2,814 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	12/2019		$146	IDR	2,105,541	$1	$0
BRC	10/2019	MXN	269		$14	0	0
	10/2019		$1,215	EUR	1,111	0	(4)
	11/2019	EUR	1,111		$1,218	4	0
	01/2020		$14	MXN	269	0	0
CBK	11/2019		84	COP	284,501	0	(3)
HUS	11/2019	TWD	6,106		$195	0	(2)
	11/2019		$103	JPY	10,800	0	(3)
	12/2019	KRW	150,649		$124	0	(1)
	12/2019		$69	INR	5,096	2	0
JPM	10/2019		14	MXN	269	0	0
	11/2019	TWD	4,428		$141	0	(2)
MYI	11/2019	AUD	63		43	0	0
SCX	10/2019	EUR	1,111		1,233	22	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

SOG	12/2019	RUB	1,531	23	0	(1)
Total Forward Foreign Currency Contracts					$29	$(16)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	11/20/2019	600	$(1)	$0
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	300	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	650	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	650	(1)	(1)
Total Written Options						$(3)	$(2)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	0.507%	$100	$(2)	$3	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.369	500	(15)	20	5	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	0.656	100	(8)	9	1	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	0.656	200	(14)	15	1	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.507	200	(5)	7	2	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	0.656	100	(7)	8	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.350	100	(6)	7	1	0
Total Swap Agreements							$(57)	$69	$12	$0
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$224	$0	$224
Corporate Bonds & Notes
Banking & Finance	0	5,547	0	5,547
Industrials	0	2,234	0	2,234
Utilities	0	1,030	0	1,030
Municipal Bonds & Notes
Pennsylvania	0	147	0	147
Virginia	0	99	0	99
West Virginia	0	191	0	191
U.S. Government Agencies	0	18,187	0	18,187
U.S. Treasury Obligations	0	10,555	0	10,555
Non-Agency Mortgage-Backed Securities	0	619	0	619
Asset-Backed Securities	0	5,618	0	5,618
Short-Term Instruments
Repurchase Agreements	0	30,279	0	30,279
	$0	$74,730	$0	$74,730

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	4,307	0	0	4,307
Short-Term Instruments
Central Funds Used for Cash Management Purposes	23,137	0	0	23,137
	$27,444	$0	$0	$27,444
Total Investments	$27,444	$74,730	$0	$102,174
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	242	1	0	243
Over the counter	0	41	0	41
	$242	$42	$0	$284
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(18)	$0	$(18)
Total Financial Derivative Instruments	$242	$24	$0	$266
Totals	$27,686	$74,754	$0	$102,440

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.2% ¤
CORPORATE BONDS & NOTES 12.6%
BANKING & FINANCE 6.0%
AerCap Ireland Capital DAC
4.250% due 07/01/2020		$700	$710
4.625% due 10/30/2020		100	103
Aircastle Ltd. 7.625% due 04/15/2020		600	617
Ally Financial, Inc.
4.125% due 03/30/2020		150	151
4.250% due 04/15/2021		50	51
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(e)(f)	EUR	400	445
Bank of America Corp. 5.875% due 03/15/2028 •(e)		$230	249
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	200	227
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)		200	225
6.625% due 06/29/2021 •(e)(f)		200	238
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	1,143
Deutsche Bank AG 4.250% due 10/14/2021		1,600	1,624
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	900	964
3.200% due 01/15/2021		$2,100	2,103
3.550% due 10/07/2022		300	300
Goldman Sachs Group, Inc. 3.319% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,411
ING Bank NV 2.625% due 12/05/2022		500	512
John Deere Capital Corp. 2.449% (US0003M + 0.290%) due 06/22/2020 ~		1,200	1,202
Lloyds Banking Group PLC 2.959% (US0003M + 0.800%) due 06/21/2021 ~		500	501
Mitsubishi UFJ Financial Group, Inc. 4.018% (US0003M + 1.880%) due 03/01/2021 ~		247	252
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		800	797
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		400	401
4.519% due 06/25/2024 •		300	316
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~		800	801
Toronto-Dominion Bank 2.250% due 03/15/2021		800	804
UBS AG 2.682% due 06/08/2020 •		1,000	1,003
UniCredit SpA 7.830% due 12/04/2023		2,000	2,347
			19,497
INDUSTRIALS 4.8%
BAT Capital Corp. 2.765% due 08/14/2020 •		600	601
Bayer U.S. Finance LLC 2.736% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,098
Charter Communications Operating LLC 3.579% due 07/23/2020		2,700	2,725
CRH America, Inc. 5.750% due 01/15/2021		200	208
Daimler Finance North America LLC 2.300% due 02/12/2021		150	150
Dell International LLC 4.420% due 06/15/2021		900	928
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		150	149
DISH DBS Corp. 5.125% due 05/01/2020		500	507
Enbridge, Inc.
2.738% (US0003M + 0.400%) due 01/10/2020 ~		600	600

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.819% (US0003M + 0.700%) due 06/15/2020 ~		900	902
ERAC USA Finance LLC 2.600% due 12/01/2021		200	201
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021		1,000	1,042
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,800	2,863
4.057% due 05/25/2023		100	106
Kraft Heinz Foods Co. 2.800% due 07/02/2020		800	801
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	499
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~		690	690
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	207
			15,377
UTILITIES 1.8%
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~		600	603
3.253% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,110
5.150% due 02/15/2050		300	352
5.300% due 08/15/2058		100	117
Duke Energy Corp. 2.675% (US0003M + 0.500%) due 05/14/2021 ~		1,100	1,105
National Rural Utilities Cooperative Finance Corp. 2.479% (US0003M + 0.375%) due 06/30/2021 ~		100	101
NextEra Energy Capital Holdings, Inc. 2.544% (US0003M + 0.400%) due 08/21/2020 ~		700	700
Petrobras Global Finance BV
5.093% due 01/15/2030		679	709
6.125% due 01/17/2022		238	256
6.625% due 01/16/2034	GBP	100	146
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~		$300	299
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~		300	300
			5,798
Total Corporate Bonds & Notes (Cost $40,050)			40,672
U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
2.418% due 03/25/2049 •		1,631	1,624
2.495% due 05/25/2042 •		3	3
3.683% due 10/01/2044 •		3	3
4.163% due 01/01/2036 •		48	50
4.343% due 07/01/2035 •		12	13
4.393% due 05/25/2035		18	19
4.726% due 11/01/2034 •		14	15
4.780% due 11/01/2035 •		15	15
Fannie Mae UMBS, TBA
3.000% due 12/01/2049		3,600	3,649
3.500% due 11/01/2049 - 12/01/2049		30,880	31,690
4.000% due 11/01/2049		27,700	28,764
Freddie Mac
2.275% due 08/25/2031 •		1	1
2.478% due 09/15/2042 •		993	999
2.580% due 07/15/2044 •		498	495
3.492% due 02/25/2045 •		45	46
3.930% due 09/01/2036 •		77	80
4.178% due 10/01/2036 •		47	49
4.312% due 07/01/2036 •		83	86
4.765% due 01/01/2034 •		4	4
Ginnie Mae
2.266% due 08/20/2068 •		686	674
2.444% due 02/20/2049 •		1,628	1,626
3.629% due 04/20/2067 •		463	471
NCUA Guaranteed Notes
2.507% due 10/07/2020 •		182	182
2.617% due 12/08/2020 •		630	631
Small Business Administration 5.510% due 11/01/2027		113	123
Total U.S. Government Agencies (Cost $71,203)			71,312
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (l)		80	94

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (h)		70,772	70,199
0.125% due 04/15/2021 (h)		59,678	59,063
0.125% due 01/15/2022 (h)(l)		510	505
0.125% due 04/15/2022 (l)		18,736	18,556
0.125% due 07/15/2022		2,674	2,664
0.125% due 01/15/2023		3,013	2,990
0.125% due 07/15/2026		3,907	3,904
0.250% due 01/15/2025		10,243	10,280
0.250% due 07/15/2029		3,905	3,949
0.375% due 07/15/2023		7,373	7,423
0.375% due 07/15/2025		7,720	7,833
0.375% due 07/15/2025 (j)(l)		2,488	2,525
0.375% due 01/15/2027 (l)		7,838	7,939
0.375% due 07/15/2027 (h)(l)		378	384
0.500% due 01/15/2028 (h)		20,310	20,816
0.625% due 07/15/2021		2,290	2,300
0.625% due 04/15/2023		2,097	2,115
0.625% due 01/15/2024 (j)		1,786	1,815
0.625% due 01/15/2026		17,017	17,472
0.625% due 02/15/2043 (h)(l)		167	172
0.750% due 07/15/2028		2,433	2,559
0.750% due 02/15/2045		2,288	2,410
0.875% due 01/15/2029		2,200	2,340
1.000% due 02/15/2048 (h)		208	234
1.000% due 02/15/2049 (h)		194	219
1.125% due 01/15/2021		5,043	5,061
1.250% due 07/15/2020 (h)		23,081	23,188
1.375% due 02/15/2044 (l)		1,222	1,467
1.750% due 01/15/2028		5,968	6,719
2.000% due 01/15/2026		4,643	5,162
2.125% due 02/15/2040		783	1,045
2.125% due 02/15/2041 (l)		1,031	1,387
2.375% due 01/15/2025		14,563	16,228
2.375% due 01/15/2027 (l)		127	147
2.500% due 01/15/2029		2,861	3,462
2.500% due 01/15/2029 (l)		1,960	2,371
3.375% due 04/15/2032		980	1,357
3.875% due 04/15/2029 (l)		705	947
Total U.S. Treasury Obligations (Cost $316,441)			319,301
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Alliance Bancorp Trust 2.258% due 07/25/2037 •		211	195
Banc of America Mortgage Trust
4.429% due 11/25/2035 ^~		13	14
4.704% due 06/25/2035 ~		44	43
BCAP LLC Trust 5.250% due 08/26/2037 ~		218	222
Bear Stearns Adjustable Rate Mortgage Trust
4.313% due 03/25/2035 ~		49	50
4.315% due 07/25/2036 ^~		48	46
4.853% due 01/25/2035 ~		131	134
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		98	98
4.218% due 09/25/2037 ^~		249	244
Civic Mortgage LLC 4.349% due 11/25/2022 þ		357	357
Countrywide Alternative Loan Trust
2.138% due 06/25/2036 •		651	623
2.239% due 12/20/2046 ^•		1,003	914
5.000% due 07/25/2035		95	83
6.000% due 02/25/2037 ^		165	115
Countrywide Home Loan Mortgage Pass-Through Trust 3.803% due 08/25/2034 ^~		13	12
Credit Suisse Mortgage Capital Certificates
2.168% due 09/29/2036 •		741	708
5.896% due 10/26/2036 ~		65	62
Eurosail PLC 1.730% due 06/13/2045 •	GBP	310	379
First Horizon Alternative Mortgage Securities Trust
4.309% due 06/25/2034 ~		$8	8
6.000% due 02/25/2037 ^		56	41
GreenPoint Mortgage Funding Trust
2.198% due 09/25/2046 •		138	133
2.558% due 11/25/2045 •		8	7
GS Mortgage Securities Trust 3.849% due 12/10/2043		124	125
GSR Mortgage Loan Trust 4.715% due 01/25/2035 ~		21	21
HarborView Mortgage Loan Trust 2.297% due 03/19/2036 ^•		31	30

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	1,400	1,725
HomeBanc Mortgage Trust 2.348% due 10/25/2035 •		$45	46
IndyMac Mortgage Loan Trust 4.568% due 11/25/2035 ^~		38	39
JPMorgan Mortgage Trust
4.484% due 07/25/2035 ~		25	26
4.576% due 08/25/2035 ~		35	35
4.683% due 02/25/2035 ~		54	55
Lehman XS Trust 3.168% due 12/25/2037 •		841	834
MASTR Adjustable Rate Mortgages Trust 4.734% due 11/21/2034 ~		15	15
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.768% due 09/15/2030 •		93	94
Residential Accredit Loans, Inc. Trust
3.390% due 10/25/2037 ~		40	38
3.806% due 09/25/2045 •		95	90
Residential Asset Securitization Trust 2.418% due 05/25/2035 •		83	69
Sequoia Mortgage Trust 2.244% due 07/20/2036 •		159	155
Structured Adjustable Rate Mortgage Loan Trust
3.846% due 01/25/2035 ^•		9	9
4.458% due 02/25/2034 ~		10	10
Structured Asset Mortgage Investments Trust
2.228% due 04/25/2036 •		13	12
2.717% due 10/19/2034 •		12	12
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	1,321	1,629
Vornado DP LLC Trust 4.004% due 09/13/2028		$1,500	1,513
WaMu Mortgage Pass-Through Certificates Trust
3.216% due 05/25/2047 •		173	166
3.878% due 08/25/2035 ~		7	7
3.988% due 12/25/2035 ~		94	93
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		18	17
Wells Fargo Mortgage-Backed Securities Trust
4.912% due 03/25/2036 ^~		64	65
4.941% due 06/25/2033 ~		27	28
Total Non-Agency Mortgage-Backed Securities (Cost $11,144)			11,446
ASSET-BACKED SECURITIES 8.4%
Argent Mortgage Loan Trust 2.498% due 05/25/2035 •		99	95
Argent Securities Trust
2.168% due 07/25/2036 •		372	325
2.178% due 05/25/2036 •		659	250
Atrium Corp. 3.108% due 04/22/2027 •		400	399
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	350	381
Brookside Mill CLO Ltd. 3.123% due 01/17/2028 •		$2,060	2,052
Catamaran CLO Ltd. 3.106% due 01/27/2028 •		600	598
CIFC Funding Ltd. 3.083% due 04/15/2027 •		634	633
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •		557	565
Citigroup Mortgage Loan Trust 2.248% due 12/25/2036 •		48	38
Citigroup Mortgage Loan Trust, Inc. 2.348% due 10/25/2036 •		400	388
CoreVest American Finance Trust 2.968% due 10/15/2049		140	141
Countrywide Asset-Backed Certificates
2.208% due 11/25/2037 •		886	856
2.268% due 03/25/2037 •		200	191
3.811% due 04/25/2036 ~		4	4
Countrywide Asset-Backed Certificates Trust 2.758% due 08/25/2047 •		204	202
Credit-Based Asset Servicing & Securitization LLC
2.138% due 07/25/2037 •		13	8
2.238% due 07/25/2037 •		54	37
Flagship Ltd. 3.398% due 01/20/2026 •		89	89
Fremont Home Loan Trust 2.153% due 10/25/2036 •		136	128
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		68	55

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

GSAMP Trust
2.088% due 12/25/2036 •		56	33
2.993% due 03/25/2035 ^•		121	108
Halcyon Loan Advisors Funding Ltd. 3.198% due 04/20/2027 •		250	250
Home Equity Asset Trust 2.468% due 02/25/2036 •		400	393
IndyMac Mortgage Loan Trust 2.088% due 07/25/2036 •		275	124
Jamestown CLO Ltd.
2.993% due 07/15/2026 •		291	291
3.106% due 07/25/2027 •		250	250
3.523% due 01/17/2027 •		765	768
JPMorgan Mortgage Acquisition Trust 2.228% due 10/25/2036 •		94	93
Jubilee CLO BV 0.367% due 12/15/2029 •	EUR	1,950	2,125
Lehman XS Trust
2.178% due 05/25/2036 •		$149	154
4.988% due 06/25/2036 þ		153	160
LoanCore Issuer Ltd. 3.158% due 05/15/2036 •		500	501
Long Beach Mortgage Loan Trust 2.138% due 08/25/2036 •		630	350
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	273
Marathon CLO Ltd. 3.022% due 11/21/2027 •		$1,920	1,913
Marlette Funding Trust 2.690% due 09/17/2029		89	89
MASTR Asset-Backed Securities Trust 2.168% due 10/25/2036 •		200	90
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 þ		791	337
6.000% due 02/25/2037 ^~		82	65
New Century Home Equity Loan Trust 2.783% due 02/25/2035 •		126	125
OCP CLO Ltd.
3.087% due 10/26/2027 •		1,020	1,018
3.103% due 07/15/2027 •		300	300
Renaissance Home Equity Loan Trust 3.590% due 09/25/2037		1,054	581
Residential Asset Securities Corp. Trust
2.248% due 06/25/2036 •		385	376
2.348% due 04/25/2036 •		200	200
Saxon Asset Securities Trust 2.328% due 09/25/2047 •		218	213
Securitized Asset-Backed Receivables LLC Trust
2.168% due 07/25/2036 •		354	196
2.178% due 07/25/2036 •		167	89
2.268% due 05/25/2036 •		604	389
SLM Private Education Loan Trust
1.850% due 06/17/2030		7	7
4.278% due 06/16/2042 •		180	181
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	3	3
0.000% due 01/25/2024 •		139	152
0.000% due 06/17/2024 •		51	55
2.826% due 10/25/2064 •		$500	494
3.776% due 04/25/2023 •		841	846
SoFi Professional Loan Program LLC 2.050% due 01/25/2041		221	221
Soundview Home Loan Trust 2.218% due 06/25/2037 •		819	653
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		815	824
Structured Asset Securities Corp. Mortgage Loan Trust 3.600% due 04/25/2035 •		164	163
THL Credit Wind River CLO Ltd.
3.173% due 10/15/2027 •		500	500
3.183% due 01/15/2026 •		300	300
Venture CLO Ltd.
3.123% due 04/15/2027 •		916	914
3.183% due 07/15/2027 •		400	400
3.428% due 10/22/2031 •		500	500
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		258	259
Voya CLO Ltd. 2.996% due 07/25/2026 •		386	386

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Z Capital Credit Partners CLO Ltd. 3.272% due 07/16/2027 •		710	709
Total Asset-Backed Securities (Cost $26,949)			26,856
SOVEREIGN ISSUES 8.3%
Argentina Government International Bond
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	100	1
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		3,393	25
79.499% (ARLLMONP) due 06/21/2020 ~(a)		19,677	149
Australia Government International Bond
1.250% due 02/21/2022	AUD	1,817	1,275
3.000% due 09/20/2025		2,081	1,686
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	100	111
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (c)	BRL	1,164	277
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	936	913
France Government International Bond 2.100% due 07/25/2023 (d)	EUR	2,511	3,098
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	208,712	2,013
0.100% due 03/10/2029 (d)		263,345	2,540
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	428
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,737	1,910
Peru Government International Bond 5.940% due 02/12/2029	PEN	1,000	336
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	980	6
Qatar Government International Bond 3.875% due 04/23/2023		$400	424
Saudi Government International Bond 4.000% due 04/17/2025		260	279
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	213	321
0.125% due 08/10/2028 (d)		2,063	3,349
1.250% due 11/22/2027 (d)		4,296	7,396
Total Sovereign Issues (Cost $27,879)			26,537
SHORT-TERM INSTRUMENTS 17.7%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC 2.676% (US0003M + 0.400%) due 10/25/2019 ~		$2,400	2,400
REPURCHASE AGREEMENTS (g) 14.1%			45,405
ARGENTINA TREASURY BILLS 0.0%
39.136% due 02/26/2020 - 05/13/2020 (b)(c)	ARS	1,580	16
U.S. TREASURY BILLS 2.9%
1.960% due 10/01/2019 - 12/26/2019 (b)(c)(l)		$9,314	9,293
Total Short-Term Instruments (Cost $57,127)			57,114
Total Investments in Securities (Cost $550,793)			553,238

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	484,577	4,794
Total Short-Term Instruments (Cost $4,794)		4,794
Total Investments in Affiliates (Cost $4,794)		4,794
Total Investments 173.7% (Cost $555,587)		$558,032
Financial Derivative Instruments (i)(k) (5.2)%(Cost or Premiums, net $585)		(16,628)
Other Assets and Liabilities, net (68.5)%		(220,103)
Net Assets 100.0%		$321,301

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.250%	09/30/2019	10/01/2019	$12,000	U.S. Treasury Notes 2.125% due 12/31/2022	$(12,254)	$12,000	$12,001
SAL	2.500	09/30/2019	10/01/2019	12,000	U.S. Treasury Notes 2.250% due 03/31/2021	(12,245)	12,000	12,001
SSB	0.900	09/30/2019	10/01/2019	105	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(111)	105	105
TDM	2.300	09/30/2019	10/01/2019	21,300	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2045	(21,958)	21,300	21,301
Total Repurchase Agreements						$(46,568)	$45,405	$45,408

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	2.190%	08/13/2019	11/13/2019	$(67,849)	$(68,051)
	2.200	08/14/2019	11/18/2019	(60,829)	(61,008)
	2.270	08/15/2019	10/15/2019	(32,036)	(32,130)
TDM	2.280	08/12/2019	10/11/2019	(1,507)	(1,512)
Total Sale-Buyback Transactions					$(162,701)

(h)	Securities with an aggregate market value of $162,872 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(175,195) at a weighted average interest rate of 2.517%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(4)	Payable for sale-buyback transactions includes $(385) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT Soybean November 2019 Futures	$820.000	10/25/2019	12	$1	$6	$0
Call - CBOT Soybean November 2019 Futures	930.000	10/25/2019	12	1	5	5

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Call - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	51
Put - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	268
Call - NYMEX Crude June 2020 Futures	65.000	05/14/2020	10	10	22	11
					$321	$335

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$104.125	11/22/2019	12	$24	$0	$0
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	104.500	11/22/2019	2	4	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.250	11/22/2019	110	110	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.250	11/22/2019	34	34	0	1
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.000	11/22/2019	63	63	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.500	11/22/2019	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	80	80	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.500	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	117.000	11/22/2019	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	192.000	11/22/2019	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	194.000	11/22/2019	13	13	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	200.000	11/22/2019	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	215.000	11/22/2019	25	25	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	220.000	11/22/2019	146	146	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	122.000	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	135.000	11/22/2019	44	44	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	137.000	11/22/2019	7	7	0	0
					$5	$1
Total Purchased Options					$326	$336

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude December 2019 Futures	$60.000	11/15/2019	12	$12	$(12)	$(10)
Call - NYMEX Crude Decemeber 2019 Futures	59.000	11/15/2019	12	12	(11)	(12)
Call - NYMEX Crude Decemeber 2019 Futures	61.000	11/15/2019	12	12	(12)	(8)
Put - NYMEX Crude June 2020 Futures	45.000	05/14/2020	10	10	(19)	(26)
Call - NYMEX Crude November 2019 Futures	59.000	10/17/2019	24	24	(25)	(9)
Put - NYMEX Natural Gas December 2019 Futures	2.250	11/25/2019	2	20	(1)	(1)
Put - NYMEX Natural Gas December 2019 Futures	2.300	11/25/2019	10	100	(6)	(9)
Put - NYMEX Natural Gas December 2019 Futures	2.350	11/25/2019	12	120	(8)	(13)
Put - NYMEX Natural Gas December 2019 Futures	2.450	11/25/2019	5	50	(5)	(7)
Put - NYMEX Natural Gas December 2019 Futures	2.550	11/25/2019	12	120	(12)	(24)
Call - NYMEX Natural Gas December 2019 Futures	3.200	11/25/2019	10	100	(6)	(3)
Call - NYMEX Natural Gas December 2019 Futures	3.350	11/25/2019	5	50	(4)	(1)
Put - NYMEX Natural Gas November 2019 Futures	2.000	10/28/2019	12	120	(8)	(2)
Put - NYMEX Natural Gas November 2019 Futures	2.050	10/28/2019	12	120	(8)	(2)
Call - NYMEX Natural Gas November 2019 Futures	2.450	10/28/2019	12	120	(7)	(7)
Call - NYMEX Natural Gas November 2019 Futures	2.500	10/28/2019	12	120	(6)	(6)
Call - NYMEX WTI-Brent Crude Spread December 2018 Futures	5.000	10/30/2019	1	1	(1)	(1)
Put - NYMEX WTI-Brent Crude Spread December 2019 Futures	9.000	10/30/2019	1	1	0	0
Total Written Options					$(151)	$(141)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures	11/2019	14	$603	$(13)	$0	$(13)
Arabica Coffee December Futures	12/2019	9	341	7	1	0
Brent 1st Line April Futures	04/2020	1	0	0	0	0
Brent 1st Line August Futures	08/2020	1	(1)	0	0	0
Brent 1st Line December Futures	12/2020	1	(1)	0	0	0
Brent 1st Line February Futures	02/2020	1	0	0	0	0
Brent 1st Line January Futures	01/2020	1	0	0	0	0
Brent 1st Line July Futures	07/2020	1	(1)	0	0	0
Brent 1st Line June Futures	06/2020	1	0	0	0	0
Brent 1st Line March Futures	03/2020	1	0	0	0	0
Brent 1st Line May Futures	05/2020	1	0	0	0	0
Brent 1st Line November Futures	11/2020	1	(1)	0	0	0
Brent 1st Line October Futures	10/2020	1	(1)	0	0	0
Brent 1st Line September Futures	09/2020	1	(1)	0	0	0
Brent Crude December Futures	10/2020	13	727	(27)	0	(14)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Brent Crude December Futures	10/2021	17	942	(46)	0	(14)
Brent Crude January Futures	11/2019	1	58	(1)	0	(2)
Brent Crude June Futures	04/2021	8	444	(10)	0	(8)
Brent Crude March Futures	01/2020	49	2,820	(59)	0	(74)
Call Options Strike @ EUR 114.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	601	3	0	0	0
Call Options Strike @ EUR 115.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	50	0	0	0	0
Call Options Strike @ EUR 172.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	31	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	118	1	0	0	0
Chicago Ethanol (Platts) December Futures	12/2019	3	177	(3)	3	0
Chicago Ethanol (Platts) February Futures	02/2020	1	59	0	1	0
Chicago Ethanol (Platts) January Futures	01/2020	1	59	0	1	0
Chicago Ethanol (Platts) March Futures	03/2020	1	60	1	1	0
Chicago Ethanol (Platts) November Futures	11/2019	5	302	7	6	0
Chicago Ethanol (Platts) October Futures	10/2019	1	63	3	1	0
Copper December Futures	12/2019	5	715	6	6	0
Corn December Futures	12/2019	7	136	6	6	0
Corn December Futures	12/2020	6	122	0	2	0
Corn March Futures	03/2020	2	40	0	2	0
Corn May Futures	05/2020	12	243	(26)	9	0
Euro-BTP Italy Government Bond December Futures	12/2019	132	16,213	(15)	12	0
Euro-Bund 10-Year Bond December Futures	12/2019	155	29,438	(319)	7	(19)
Gas Oil November Futures	11/2019	20	1,173	64	0	(23)
Gold 100 oz. December Futures	12/2019	8	1,178	(25)	0	(24)
Hard Red Winter Wheat December Futures	12/2019	4	83	2	1	0
Live Cattle December Futures	12/2019	25	1,103	92	0	(3)
Natural Gas April Futures	03/2020	9	206	(12)	0	(3)
Natural Gas November Futures	10/2019	43	1,002	(95)	0	(32)
Natural Gas October Futures	09/2020	18	426	(17)	0	(4)
Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	2	0	0	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	120	1	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	19	0	0	0	0
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	56	1	0	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	42	16	1	0	(1)
Silver December Futures	12/2019	6	510	(19)	0	(20)
Soybean May Futures	05/2020	3	141	0	3	0
Soybean Oil December Futures	12/2019	11	192	(3)	2	0
Sugar No. 11 March Futures	02/2020	13	184	6	0	0
U.S. Treasury 2-Year Note December Futures	12/2019	14	3,017	3	0	0
U.S. Treasury 5-Year Note December Futures	12/2019	149	17,753	(65)	5	(5)
U.S. Treasury 10-Year Note December Futures	12/2019	151	19,677	(208)	0	(12)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	52	9,979	(172)	3	0
White Sugar March Futures	02/2020	9	155	2	1	0
WTI Brent Financial December Futures	12/2019	1	(4)	4	0	0
WTI Brent Financial November Futures	11/2019	1	(5)	4	0	0
WTI Brent Financial October Futures	10/2019	1	(5)	3	0	0
WTI Crude December Futures	11/2020	95	4,798	(250)	0	(107)
WTI Crude July Futures	06/2020	20	1,029	(76)	0	(26)
WTI Crude July Futures	06/2021	2	100	0	0	(2)
WTI Crude June Futures	05/2020	10	518	(24)	0	(14)
WTI Crude June Futures	05/2021	41	2,053	(101)	0	(39)
WTI Crude June Futures	05/2022	2	100	(2)	0	(1)
WTI Crude March Futures	02/2020	4	212	(41)	0	(6)
WTI Crude May Futures	04/2021	2	100	0	0	(2)
WTI Crude November Futures	10/2019	7	378	(47)	0	(15)
WTI Crude September Futures	08/2020	8	408	(30)	0	(10)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	1	2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	1	3	0	0	0
Zinc November Futures	11/2019	17	1,025	50	50	0
				$(1,445)	$123	$(493)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note December Futures	12/2019	22	$(1,718)	$(6)	$2	$0
Australia Government 10-Year Bond December Futures	12/2019	8	(796)	(5)	4	0
Brent Crude December Futures	10/2019	23	(1,363)	30	41	0
Brent Crude December Futures	10/2022	1	(56)	2	1	0
Brent Crude December Futures	10/2023	18	(1,022)	14	10	0
Brent Crude June Futures	04/2020	41	(2,330)	78	53	0
Brent Crude June Futures	04/2022	11	(611)	28	8	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	7	(15)	(4)	1	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	17	(15)	0	1	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	21	(3)	12	0	0
Call Options Strike @ USD 64.000 on Brent Crude December 2019 Futures (1)	10/2019	24	(18)	5	14	0
Call Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(53)	108	11	0
Call Options Strike @ USD 68.000 on Brent Crude January 2020 Futures (1)	11/2019	12	(8)	8	4	0
Cocoa December Futures	12/2019	9	(220)	(18)	4	0
Copper December Futures	12/2019	17	(1,096)	2	8	0
Corn July Futures	07/2020	12	(245)	25	0	(7)
Cotton No. 2 December Futures	12/2019	1	(30)	0	0	0
Euro-Bobl December Futures	12/2019	21	(3,105)	(4)	0	(2)
Euro-BTP Italy Government Bond December Futures	12/2019	32	(5,087)	(62)	2	(6)
Euro-Buxl 30-Year Bond December Futures	12/2019	1	(237)	6	2	0
Euro-OAT France Government 10-Year Bond December Futures	12/2019	115	(21,347)	233	16	(3)
Euro-Schatz December Futures	12/2019	651	(79,705)	188	0	(25)
Japan Government 10-Year Bond December Futures	12/2019	2	(2,867)	3	4	0
Natural Gas December Futures	11/2019	23	(576)	31	11	0
Natural Gas January Futures	12/2019	2	(52)	5	2	0
Natural Gas March Futures	02/2020	14	(351)	22	6	0
Natural Gas May Futures	04/2020	11	(249)	10	3	0
New York Harbor ULSD December Futures	11/2019	2	(159)	5	3	0
New York Harbor ULSD November Futures	10/2019	2	(159)	(7)	3	0
Nickel November Futures	11/2019	11	(1,129)	(125)	0	(125)
Platinum January Futures	01/2020	27	(1,200)	101	63	0
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	78	(3)	4	1	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	42	(2)	2	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	7	(5)	5	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	17	(29)	6	1	(1)
Put Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(307)	(144)	0	(22)
RBOB Gasoline December Futures	11/2019	2	(128)	3	3	0
RBOB Gasoline November Futures	10/2019	23	(1,513)	(33)	39	0
Soybean January Futures	01/2020	1	(46)	(1)	0	(1)
Soybean March Futures	03/2020	2	(93)	(2)	0	(2)
Soybean Meal December Futures	12/2019	8	(241)	4	0	(5)
Soybean November Futures	11/2019	23	(1,042)	(30)	0	(24)
U.S. Treasury 10-Year Ultra December Futures	12/2019	27	(3,845)	(59)	1	0
U.S. Treasury 30-Year Bond December Futures	12/2019	193	(31,326)	317	6	0
United Kingdom Long Gilt December Futures	12/2019	58	(9,573)	(55)	0	(28)
Wheat December Futures	12/2019	11	(273)	(10)	0	(5)
WTI Crude December Futures	11/2019	21	(1,134)	27	49	0
WTI Crude December Futures	11/2021	39	(1,949)	73	32	0
WTI Crude December Futures	11/2022	27	(1,360)	81	17	0
WTI Crude February Futures	01/2020	1	(53)	2	2	0
WTI Crude January Futures	12/2019	32	(1,718)	44	46	0
WTI Crude March Futures	02/2020	28	(1,481)	124	44	0
WTI Crude November Futures	10/2020	10	(506)	31	12	0
WTI Crude October Futures	09/2020	1	(51)	1	1	0
				$1,075	$531	$(256)
Total Futures Contracts				$(370)	$654	$(749)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.158%	EUR	130	$2	$0	$2	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.454		100	0	0	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.393		$100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.986		200	(11)	11	0	0	0
							$(12)	$15	$3	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$2,496	$(139)	$(58)	$(197)	$0	$(5)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024		5,049	(374)	10	(364)	0	(12)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024		300	(20)	0	(20)	0	0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,000	(35)	(6)	(41)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,500	(102)	13	(89)	0	(1)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		900	(23)	0	(23)	0	0
						$(693)	$(41)	$(734)	$0	$(18)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,420	$4	$(169)	$(165)	$4	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		300	1	(67)	(66)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		693	3	(163)	(160)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		290	1	(70)	(69)	1	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(112)	(109)	0	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$25,700	1,518	(809)	709	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		6,000	8	158	166	0	(1)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,100	(506)	793	287	0	(3)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,700	0	90	90	0	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	107	107	0	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	109	109	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,200	(26)	174	148	0	(1)
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		1,750	9	(88)	(79)	0	0
Receive(7)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		4,700	(20)	(168)	(188)	1	0
Receive(7)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,700	59	(287)	(228)	1	0
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		6,100	(42)	(70)	(112)	0	0
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,000	(3)	(34)	(37)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		8,800	205	(428)	(223)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,070	(102)	0	(102)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	144	(309)	(165)	2	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		310	4	(35)	(31)	0	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		17,600	41	(126)	(85)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		766	39	(226)	(187)	0	(1)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		480	48	(99)	(51)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		380	45	(117)	(72)	0	(1)
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		310	0	(94)	(94)	0	(1)
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		300	0	(90)	(90)	0	0
Receive	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		300	0	(90)	(90)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		200	5	(55)	(50)	0	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		1,300	(6)	(161)	(167)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		200	(1)	(13)	(14)	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	3	2	0	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,100	(6)	(3)	(9)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		2,700	26	33	59	0	(4)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		500	(1)	(63)	(64)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	195,330	(4)	(55)	(59)	3	0
Pay	CPTFEMU	1.168	Maturity	03/15/2024	EUR	700	2	10	12	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	(46)	(47)	0	(1)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		80	1	24	25	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	32	32	1	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		240	1	77	78	3	0
Receive	CPURNSA	1.958	Maturity	03/20/2020		$1,800	0	(2)	(2)	0	(3)
Receive	CPURNSA	2.027	Maturity	11/23/2020		1,500	0	(6)	(6)	0	(1)
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	(6)	(6)	0	(1)
Receive	CPURNSA	1.875	Maturity	03/14/2021		2,100	0	(7)	(7)	0	(2)
Receive	CPURNSA	1.816	Maturity	05/13/2021		10,100	0	(36)	(36)	0	(4)
Receive	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	(18)	19	0	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		8,290	0	8	8	0	(7)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Receive	CPURNSA	1.603	Maturity	09/12/2021		770	23	(13)	10	0	(1)
Receive	CPURNSA	1.580	Maturity	09/20/2021		2,100	0	(5)	(5)	0	(2)
Receive	CPURNSA	1.592	Maturity	09/20/2021		2,000	0	(5)	(5)	0	(2)
Receive	CPURNSA	2.069	Maturity	07/15/2022		700	0	(10)	(10)	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	(105)	(105)	0	(5)
Receive	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	(71)	(71)	0	(3)
Receive	CPURNSA	2.263	Maturity	05/09/2023		630	0	(21)	(21)	0	(1)
Receive	CPURNSA	2.281	Maturity	05/10/2023		960	0	(34)	(34)	0	(3)
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	60	60	4	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	40	40	3	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	67	67	4	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	26	26	2	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	22	22	1	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	52	52	3	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	123	127	5	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	0	43	43	2	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	65	65	2	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	66	66	2	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	123	123	4	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	46	46	3	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	9	9	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	76	78	8	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	170	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		70	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		800	0	(13)	(13)	0	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		800	0	(13)	(13)	0	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	47	47	1	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	82	83	2	0
Pay	UKRPI	3.633	Maturity	12/15/2028	GBP	200	0	(1)	(1)	0	0
Pay	UKRPI	3.400	Maturity	06/15/2030		2,100	35	(66)	(31)	6	0
Pay	UKRPI	3.530	Maturity	10/15/2031		140	4	(7)	(3)	1	0
Pay	UKRPI	3.470	Maturity	09/15/2032		4,710	2	(127)	(125)	17	0
Pay	UKRPI	3.579	Maturity	10/15/2033		400	0	4	4	2	0
Pay	UKRPI	3.572	Maturity	05/15/2034		1,020	0	(15)	(15)	5	0
Pay	UKRPI	3.358	Maturity	04/15/2035		290	(7)	3	(4)	2	0
Pay	UKRPI	3.600	Maturity	06/15/2039		910	0	45	45	6	0
Receive	UKRPI	3.427	Maturity	03/15/2047		350	19	(61)	(42)	0	(6)
							$1,568	$(2,073)	$(505)	$108	$(68)
Total Swap Agreements							$863	$(2,099)	$(1,236)	$108	$(86)

(j)	Securities with an aggregate market value of $1,848 and cash of $3,276 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$15,385	GBP	12,486	$0	$(33)
	10/2019		1,904	NZD	3,024	0	(11)
	11/2019	GBP	12,486		$15,406	33	0
	11/2019	NZD	3,024		1,906	11	0
BPS	10/2019	EUR	490		538	5	0
	10/2019	PEN	1,068		317	1	0
	10/2019		$589	EUR	532	0	(9)
BRC	10/2019	MXN	3,040		$155	1	0
CBK	10/2019	CAD	1,223		918	0	(5)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019	GBP	12,018		14,668	0	(109)
	10/2019	NZD	3,024		1,919	26	0
	10/2019		$2,450	EUR	2,225	0	(25)
	10/2019		327	GBP	262	0	(4)
	10/2019		319	PEN	1,068	0	(2)
	10/2019		256	RUB	16,353	0	(4)
	10/2019		869	ZAR	12,420	0	(50)
	11/2019	COP	4,900,303		$1,448	43	0
	11/2019	EUR	189		209	2	0
	11/2019		$51	EUR	45	0	(1)
	01/2020	PEN	1,068		$318	2	0
DUB	10/2019	BRL	6,114		1,468	0	(3)
	10/2019		$1,469	BRL	6,114	2	0
FBF	10/2019	BRL	6,114		$1,463	0	(8)
	10/2019		$1,468	BRL	6,114	3	0
	11/2019		1,461		6,114	8	0
GLM	10/2019		1,519	COP	4,862,354	0	(123)
HUS	10/2019	AUD	4,347		$2,935	1	0
	10/2019	GBP	875		1,068	0	(7)
	11/2019	TWD	30,107		962	0	(12)
	11/2019		$30	EUR	27	0	0
	12/2019	KRW	1,977,295		$1,636	0	(17)
JPM	10/2019		$1,668	JPY	180,300	0	(1)
	11/2019	GBP	5		$6	0	0
	11/2019	TWD	9,674		308	0	(4)
	11/2019		$66	EUR	60	0	(1)
	01/2020	BRL	1,164		$303	24	0
	01/2020	MXN	5,516		275	0	0
MYI	10/2019		$2,937	AUD	4,347	0	(3)
	11/2019	AUD	4,347		$2,940	3	0
	12/2019	SGD	1,181		851	0	(4)
SCX	10/2019	EUR	10,055		11,159	199	0
	11/2019	TWD	12,070		386	0	(5)
	11/2019		$1,505	RUB	98,800	10	0
	12/2019		1,665	IDR	24,189,316	25	0
SSB	11/2019		20	EUR	18	0	0
TOR	10/2019		8,516		7,788	0	(28)
	11/2019	EUR	7,788		$8,537	27	0
UAG	10/2019	JPY	504,700		4,784	116	0
	10/2019		$3,014	JPY	324,400	0	(14)
	11/2019	JPY	324,400		$3,021	14	0
Total Forward Foreign Currency Contracts						$556	$(483)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-32 5-Year Index	Buy	1.200%	10/16/2019	3,400	$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	41,490	$59	$59
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	42,860	61	61
							$120	$120

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	$108.500	10/03/2019	6,600	$0	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 10/01/2049	72.500	10/03/2019	13,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	8,300	0	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	76.500	11/06/2019	14,600	1	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	13,300	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	74.000	11/06/2019	600	(1)	0
					$2	$0
Total Purchased Options					$122	$120

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «	$13.000	12/31/2020	4	$(7)	$(1)
	Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	12	(16)	(15)
GST	Call - OTC Fuel Co. December 2020 Futures «	13.000	12/31/2020	11	(18)	(3)
JPM	Call - OTC QS Co. December 2020 Futures «	18.100	12/31/2020	2	(6)	(5)
					$(47)	$(24)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	400	$0	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	1,100	(2)	0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	400	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	200	0	0
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	400	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	500	(1)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	500	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,100	(1)	0
						$(7)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,500	$(102)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(55)	(1)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,600	(52)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,000	(37)	(1)
						$(263)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	2,716	$(19)	$(22)
BRC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	300	(8)	(5)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	5,874	(42)	(47)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	8,870	(61)	(71)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	700	(16)	(13)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.250	12/13/2019	1,100	(27)	(51)
							$(173)	$(209)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	21,600	$(17)	$(14)
Total Written Options						$(507)	$(251)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19	$6.080	Maturity	12/31/2019	300	$0	$0	$0	$0
	Receive	EURMARGIN CAL20	10.000	Maturity	12/31/2020	6,000	(9)	1	0	(8)
	Pay	EXFUMARG 4Q19	11.080	Maturity	12/31/2019	750	0	0	0	0
	Receive	FUELCO 4Q19	16.150	Maturity	12/31/2019	231	0	(2)	0	(2)
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	1,200	0	13	13	0
	Receive	PLATGOLD F0	598.750	Maturity	01/08/2020	300	0	4	4	0
CBK	Receive	KCBT Wheat December Futures	4.350	Maturity	11/22/2019	10,000	0	(2)	0	(2)
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	12,000	0	6	6	0
	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	4,800	0	(1)	0	(1)
GST	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	10,000	0	(1)	0	(1)
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	40,000	0	(6)	0	(6)
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	20,000	0	(3)	0	(3)
	Pay	CBOT Wheat December Futures	4.830	Maturity	11/22/2019	20,000	0	(3)	0	(3)
	Pay	CBOT Wheat December Futures	4.910	Maturity	11/22/2019	25,000	0	(1)	0	(1)
	Pay	CBOT Wheat December Futures	5.030	Maturity	11/22/2019	10,000	0	1	1	0
	Pay	CBOT Wheat December Futures	5.038	Maturity	11/22/2019	35,000	0	3	3	0
	Pay	CBOT Wheat December Futures	5.560	Maturity	11/22/2019	5,000	0	3	3	0
	Receive	CLCO CAL19	5.300	Maturity	12/31/2019	600	0	0	0	0
	Pay	EBOBFUEL 4Q19	26.450	Maturity	12/31/2019	600	0	(2)	0	(2)
	Receive	EBOBFUEL CAL20	21.600	Maturity	12/31/2020	2,400	0	20	20	0
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	1,500	(1)	0	0	(1)
	Receive	KCBT Wheat December Futures	4.020	Maturity	11/22/2019	10,000	0	1	1	0
	Receive	KCBT Wheat December Futures	4.335	Maturity	11/22/2019	10,000	0	(2)	0	(2)
	Receive	KCBT Wheat December Futures	4.915	Maturity	11/22/2019	10,000	0	(8)	0	(8)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	400	0	0	0	0
JPM	Pay	CBOT Soybean November Futures	948.000	Maturity	10/25/2019	15,000	0	6	6	0
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	20,000	0	10	10	0
	Pay	CBOT Wheat December Futures	4.884	Maturity	11/22/2019	5,000	0	0	0	0
	Pay	CBOT Wheat December Futures	4.910	Maturity	11/22/2019	5,000	0	0	0	0
	Pay	CBOT Wheat December Futures	5.040	Maturity	11/22/2019	15,000	0	1	1	0
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	1,200	0	10	10	0
	Receive	EURMARGIN 4Q19	5.350	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN CAL20	8.750	Maturity	12/31/2020	1,200	0	0	0	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	1,200	0	(2)	0	(2)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	1,200	(3)	1	0	(2)
	Pay	FUELCO 4Q19	13.000	Maturity	12/31/2019	300	0	3	3	0
	Receive	KCBT Wheat December Futures	4.485	Maturity	11/22/2019	5,000	0	(2)	0	(2)
	Receive	KCBT Wheat December Futures	4.500	Maturity	11/22/2019	5,000	0	(2)	0	(2)
	Receive	KCBT Wheat December Futures	4.533	Maturity	11/22/2019	5,000	0	(2)	0	(2)
	Receive	KCBT Wheat December Futures	4.568	Maturity	11/22/2019	5,000	0	(2)	0	(2)
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	1,200	0	1	1	0
MAC	Receive	CLCO CAL19	5.380	Maturity	12/31/2019	900	0	1	1	0
	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	1,200	0	9	9	0
	Receive	EURMARGIN 2Q4Q19	6.630	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	900	0	0	0	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	6,000	0	1	1	0
	Receive	EURMARGIN CAL20	8.950	Maturity	12/31/2020	2,400	0	(1)	0	(1)
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	1,200	0	1	1	0
	Receive	KCBT Wheat December Futures	4.380	Maturity	11/22/2019	10,000	0	(2)	0	(2)
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	600	0	0	0	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	1,320	0	11	11	0
	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q19	6.060	Maturity	12/31/2019	1,200	0	(1)	0	(1)
	Receive	EURMARGIN CAL19	8.920	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	1,200	0	0	0	0
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	16,800	0	1	1	0
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	2,400	0	(1)	0	(1)
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	1,200	0	(2)	0	(2)
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	2,400	0	0	0	0
	Pay	EXFUMARG 4Q19	11.150	Maturity	12/31/2019	750	0	0	0	0
	Pay	EXFUMARG 4Q19	11.220	Maturity	12/31/2019	300	0	0	0	0
							$(13)	$60	$106	$(59)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.923%	$1,150	$11	$(15)	$0	$(4)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	200	2	(3)	0	(1)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	950	8	(11)	0	(3)
							$21	$(29)	$0	$(8)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.442%	$1,700	$5	$0	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)

								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$52	$10	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	21	4	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	0	0	(1)
						$(60)	$73	$14	$(1)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	2,690	$0	$(2)	$0	$(2)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		580	0	18	18	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$1,200	10	(145)	0	(135)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		13,100	0	(1,571)	0	(1,571)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,990	0	(3)	0	(3)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		3,110	0	(1)	0	(1)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		2,080	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		1,050	0	34	34	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		650	0	19	19	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		440	0	14	14	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,640	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		350	0	11	11	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,570	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		550	0	19	19	0
								$10	$(1,611)	$115	$(1,716)

TOTAL RETURN SWAPS ON COMMODITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index	17,099	1.980% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	$5,801	$0	$(242)	$0	$(242)
	Receive	BCOMTR Index	62,757	1.960% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	10,810	0	(481)	0	(481)
	Receive	BCOMTR1 Index	27,507	1.980% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	2,064	0	(92)	0	(92)
CBK	Receive	BCOMF1T Index	99	1.980% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	34	0	(1)	0	(1)
	Receive	BCOMTR Index	254,029	1.960% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	43,757	0	(1,949)	0	(1,949)
	Receive	CIXBSTR3 Index	105,682	1.990% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	19,653	0	(873)	0	(873)
	Receive	CIXBXMB2 Index	38,897	0.170%	Monthly	02/14/2020	4,349	0	8	8	0
CIB	Receive	BCOMTR Index	5,671	1.960% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	977	0	(44)	0	(44)
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/14/2020	2,521	0	(164)	0	(164)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

FBF	Receive	BCOMTR Index	125,200	1.940% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	21,566	0	(960)	0	(960)
GST	Receive	BCOMF1T Index	83,195	1.980% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	28,226	0	(1,178)	0	(1,178)
	Receive	BCOMTR Index	42,964	1.970% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	7,401	(31)	(299)	0	(330)
	Receive	CMDSKEWLS Index(11)	19,931	0.250%	Monthly	02/14/2020	4,445	0	(499)	0	(499)
JPM	Receive	BCOMF1T Index	564	1.990% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	191	0	(8)	0	(8)
	Receive	BCOMTR Index	29,084	1.970% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	5,010	0	(223)	0	(223)
	Receive	JMABCT3E Index(12)	29,759	0.150%	Monthly	02/14/2020	3,418	0	2	2	0
	Receive	JMABDEWE Index(13)	7,073	0.300%	Monthly	02/14/2020	8,099	0	(101)	0	(101)
	Receive	JMABFNJ2 Index(14)	167,466	0.000%	Monthly	02/14/2020	16,297	0	(143)	0	(143)
	Receive	JMABNIC2 Index(15)	18,470	0.170%	Monthly	02/14/2020	8,071	0	(340)	0	(340)
MAC	Receive	BCOMTR1 Index	131,416	1.970% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/14/2020	10,373	0	0	0	0
	Receive	BCOMTR2 Index	147,836	1.970% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	13,427	0	(598)	0	(598)
	Receive	PIMCODB Index	24,069	0.000%	Monthly	02/14/2020	2,519	0	(163)	0	(163)
MEI	Receive	BCOMTR2 Index	292,026	1.960% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	37,341	0	(1,644)	0	(1,644)
MYC	Receive	BCOMTR Index	395,774	1.950% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	68,174	0	(3,035)	0	(3,035)
	Receive	BCOMTR1 Index	232,041	1.990% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	44,270	0	(1,972)	0	(1,972)
RBC	Receive	RBCAEC0T Index	50,266	1.940% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	2,952	0	(131)	0	(131)
SOG	Receive	BCOMTR Index	2,272	1.970% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	391	0	(17)	0	(17)
								$(31)	$(15,147)	$10	$(15,188)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(10)	7.023%	Maturity	07/29/2020	$943	$0	$48	$48	$0
	Pay	GOLDLNPM Index(10)	7.840	Maturity	09/09/2020	179	0	10	10	0
JPM	Receive	GOLDLNPM Index(10)	3.861	Maturity	07/29/2020	865	0	(20)	0	(20)
	Receive	GOLDLNPM Index(10)	3.976	Maturity	07/29/2020	78	0	(2)	0	(2)
	Receive	GOLDLNPM Index(10)	4.268	Maturity	09/09/2020	179	0	(4)	0	(4)
MYC	Pay	GOLDLNPM Index(10)	3.063	Maturity	10/08/2019	314	0	6	6	0
	Pay	GOLDLNPM Index(10)	1.960	Maturity	05/12/2020	179	0	1	1	0
	Receive	SLVRLND Index(10)	7.023	Maturity	10/08/2019	207	0	(8)	0	(8)
	Receive	SLVRLND Index(10)	4.580	Maturity	05/12/2020	117	0	(1)	0	(1)
SOG	Pay	GOLDLNPM Index(10)	1.782	Maturity	06/08/2020	150	0	0	0	0
	Receive	SLVRLND Index(10)	4.410	Maturity	06/08/2020	95	0	0	0	0
							$0	$30	$65	$(35)
Total Swap Agreements							$(68)	$(16,624)	$315	$(17,007)

(l)	Securities with an aggregate market value of $14,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

(9)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.
(10)	Variance Swap
(11)	The following table represents the individual positions within the total return swap as of September 30, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount

Brent Crude December 2019 Futures	8.7%	$388	Arabica Coffee December 2019 Futures	1.2%	$52
Gas Oil November 2019 Futures	1.5	67	Copper December 2019 Futures	5.0	224
New York Harbor ULSD November 2019 Futures	6.1	271	Corn December 2019 Futures	2.9	127
RBOB Gasoline November 2019 Futures	6.3	277	Cotton No. 02 December 2019 Futures	0.6	25
WTI Crude November 2019 Futures	9.2	411	Gold 100 oz. December 2019 Futures	4.9	218
			Hard Red Winter Wheat December 2019 Futures	0.5	23
			Silver December 2019 Futures	1.2	52
			Soybean Meal December 2019 Futures	1.5	68
			Soybean Oil December 2019 Futures	1.5	67
			Soybeans November 2019 Futures	5.4	239
			Sugar No. 11 March 2020 Futures	6.8	302
			Wheat December 2019 Futures	2.7	122

Total Long Futures Contracts		$1,414	Total Short Futures Contracts		$1,519

Cash	34.0%	$1,512
		$2,926
Total Notional Amount					$4,445

(12)	The following table represents the individual positions within the total return swap as of September 30, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount

Soybean Oil January 2020 Futures	2.8%	$96	Soybean Oil December 2019 Futures	2.8%	$96

Total Long Futures Contracts		$96	Total Short Futures Contracts		$96

Cash	94.4%	$3,226
		$3,322
Total Notional Amount					$3,418

(13)	The following table represents the individual positions within the total return swap as of September 30, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude December 2019 Futures	10.0%	$810	Aluminum November 2021 Futures	2.3%	$187
LME - Copper November 2021 Futures	2.3	188	Arabica Coffee December 2019 Futures	1.2	99
Nickel November 2019 Futures	2.3	187	Cocoa December 2019 Futures	1.2	97
RBOB Gasoline November 2019 Futures	4.4	355	Corn December 2019 Futures	6.1	493
Soybean Meal December 2019 Futures	6.0	482	ICE - Natural Gas November 2019 Futures	2.1	171
Soybeans November 2019 Futures	8.3	667	Lean Hogs December 2019 Futures	1.3	103
			New York Harbor ULSD November 2019 Futures	8.8	714
			NYMEX - Natural Gas November 2021 Futures	2.1	170
			Wheat December 2019 Futures	5.9	481
			Zinc November 2019 Futures	2.4	196
Total Long Futures Contracts		$2,689	Total Short Futures Contracts		$2,711

Cash	33.3%	$2,699
		$5,388
Total Notional Amount					$8,099

(14)	The following table represents the individual positions within the total return swap as of September 30, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March 2020 Futures	1.9%	$309	Aluminum March 2022 Futures	3.2%	$527
Cocoa March 2020 Futures	2.3	380	Arabica Coffee March 2020 Futures	1.9	316
Gas Oil March 2020 Futures	2.1	348	Corn March 2020 Futures	2.3	367
Lead March 2020 Futures	0.6	100	Cotton No. 02 March 2020 Futures	2.5	397
New York Harbor ULSD March 2020 Futures	2.1	346	Gold 100 oz. December 2019 Futures	3.6	594
Nickel March 2020 Futures	1.7	280	Platinum January 2020 Futures	0.6	95
NYMEX - Natural Gas March 2022 Futures	0.9	146	Silver December 2019 Futures	1.0	163
RBOB Gasoline March 2020 Futures	1.9	304	Soybeans March 2020 Futures	3.1	496
Zinc March 2020 Futures	2.5	403	Wheat March 2020 Futures	2.2	362

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Long Futures Contracts		$2,616	Total Short Futures Contracts	$3,317

Cash	63.6%	$10,364
		$12,980
Total Notional Amount				$16,297

(15)	The following table represents the individual positions within the total return swap as of September 30, 2019:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Brent Crude March 2020 Futures	13.9%	$1,118
Copper March 2020 Futures	9.7	787
Gas Oil January 2020 Futures	5.7	462
Gold 100 oz. February 2020 Futures	14.8	1,197
Lean Hogs February 2020 Futures	1.1	89
Live Cattle February 2020 Futures	1.8	149
New York Harbor ULSD January 2020 Futures	5.7	459
Nickel January 2020 Futures	9.5	768
RBOB Gasoline January 2020 Futures	8.0	649
Silver March 2020 Futures	4.5	361
Soybean Meal January 2020 Futures	6.9	555
Soybeans January 2020 Futures	16.4	1,321
Sugar No. 11 March 2020 Futures	1.9	153

Total Long Futures Contracts		$8,068
Cash	0.1%	3
Total Notional Amount		$8,071

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,497	$0	$19,497
Industrials	0	15,377	0	15,377
Utilities	0	5,798	0	5,798
U.S. Government Agencies	0	71,312	0	71,312
U.S. Treasury Obligations	0	319,301	0	319,301
Non-Agency Mortgage-Backed Securities	0	11,446	0	11,446
Asset-Backed Securities	0	26,856	0	26,856
Sovereign Issues	0	26,537	0	26,537
Short-Term Instruments
Certificates of Deposit	0	2,400	0	2,400
Repurchase Agreements	0	45,405	0	45,405
Argentina Treasury Bills	0	16	0	16
U.S. Treasury Bills	0	9,293	0	9,293
	$0	$553,238	$0	$553,238
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,794	$0	$0	$4,794
Total Investments	$4,794	$553,238	$0	$558,032
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	989	109	0	1,098
Over the counter	0	991	0	991
	$989	$1,100	$0	$2,089
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(890)	(86)	0	(976)
Over the counter	0	(17,717)	(24)	(17,741)
	$(890)	$(17,803)	$(24)	$(18,717)
Total Financial Derivative Instruments	$99	$(16,703)	$(24)	$(16,628)
Totals	$4,893	$536,535	$(24)	$541,404

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Caesars Resort Collection LLC 4.794% (LIBOR03M + 2.750%) due 12/22/2024 ~		$295	$293
Charter Communications Operating LLC 4.050% (LIBOR03M + 2.000%) due 04/30/2025 ~		194	195
Dell International LLC
4.044% (LIBOR03M + 2.000%) due 09/19/2025 ~		192	187
PG&E Corp.
1.125% due 12/31/2020 µ		250	251
4.320% (LIBOR03M + 2.250%) due 12/31/2020 ~µ		750	755
RegionalCare Hospital Partners Holdings, Inc. 6.554% (LIBOR03M + 4.500%) due 11/17/2025 ~		596	597
Total Loan Participations and Assignments (Cost $2,264)			2,278
CORPORATE BONDS & NOTES 27.9%
BANKING & FINANCE 17.0%
ABN AMRO Bank NV 4.750% due 07/28/2025		100	108
AerCap Ireland Capital DAC 3.950% due 02/01/2022		500	517
AGFC Capital Trust 4.053% (US0003M + 1.750%) due 01/15/2067 ~		100	55
American International Group, Inc. 4.125% due 02/15/2024		300	321
Aviation Capital Group LLC 3.082% (US0003M + 0.950%) due 06/01/2021 ~		900	903
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)	EUR	200	231
Bank of America Corp.
3.550% due 03/05/2024 •		$1,400	1,457
5.875% due 03/15/2028 •(g)		600	650
Barclays Bank PLC 7.625% due 11/21/2022 (h)		400	441
Barclays PLC 4.375% due 01/12/2026		1,000	1,057
BNP Paribas S.A. 4.705% due 01/10/2025 •		400	433
Citibank N.A. 3.400% due 07/23/2021		500	512
Citigroup, Inc.
4.044% due 06/01/2024 •		600	634
6.250% due 08/15/2026 •(g)		200	223
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	503
3.750% due 07/21/2026		700	727
6.875% due 03/19/2020 (h)	EUR	1,100	1,237
Credit Agricole S.A. 6.500% due 06/23/2021 •(g)(h)		300	354
Credit Suisse AG 6.500% due 08/08/2023 (h)		$600	670
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	556
6.375% due 08/21/2026 •(g)(h)		300	311
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		700	736
Deutsche Bank AG 4.250% due 10/14/2021		1,450	1,471
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	100	107
0.030% due 05/14/2021 •		200	216
3.157% due 08/04/2020		$500	501
3.393% (US0003M + 1.235%) due 02/15/2023 ~		900	873
3.550% due 10/07/2022		300	300
4.853% (US0003M + 2.550%) due 01/07/2021 ~		200	203
General Motors Financial Co., Inc.
3.414% (US0003M + 1.310%) due 06/30/2022 ~		200	200
3.550% due 07/08/2022		500	511
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	810
3.200% due 02/23/2023		300	308
3.625% due 01/22/2023		300	312

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.691% due 06/05/2028 •		1,800	1,891
Harley-Davidson Financial Services, Inc. 3.078% (US0003M + 0.940%) due 03/02/2021 ~		800	801
HSBC Holdings PLC
3.400% due 03/08/2021		600	609
4.292% due 09/12/2026 •		500	537
4.300% due 03/08/2026		500	542
5.875% due 09/28/2026 •(g)(h)	GBP	200	260
International Lease Finance Corp. 8.250% due 12/15/2020		$900	963
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	399
JPMorgan Chase & Co.
3.618% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,031
3.797% due 07/23/2024 •		300	317
5.736% (US0003M + 3.470%) due 10/30/2019 ~(g)		502	505
Lloyds Bank PLC 2.250% due 08/14/2022		400	400
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		800	803
7.625% due 06/27/2023 •(g)(h)	GBP	856	1,148
Mitsubishi UFJ Financial Group, Inc. 2.190% due 09/13/2021		$700	699
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 •		500	526
Morgan Stanley
3.125% due 01/23/2023		200	205
3.591% due 07/22/2028 •		800	845
3.772% due 01/24/2029 •		100	107
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		600	640
Nationwide Building Society
3.766% due 03/08/2024 •		300	308
4.302% due 03/08/2029 •		1,700	1,822
Navient Corp. 5.875% due 03/25/2021		200	209
Nordea Kredit Realkreditaktieselskab 2.000% due 10/01/2019	DKK	5,000	730
Nykredit Realkredit A/S 1.000% due 10/01/2019		31,200	4,555
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$700	740
Royal Bank of Scotland Group PLC 8.625% due 08/15/2021 •(g)(h)		1,200	1,288
Santander UK PLC 3.400% due 06/01/2021		500	509
Springleaf Finance Corp.
6.125% due 05/15/2022		250	269
6.125% due 03/15/2024		800	863
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	50	69
Synchrony Bank 3.000% due 06/15/2022		$500	507
Toronto-Dominion Bank 3.303% (US0003M + 1.000%) due 04/07/2021 ~		800	810
UBS AG
5.125% due 05/15/2024 (h)		1,300	1,403
7.625% due 08/17/2022 (h)		250	282
UniCredit SpA
6.203% (US0003M + 3.900%) due 01/14/2022 ~		600	629
7.830% due 12/04/2023		900	1,056
Wells Fargo & Co.
2.600% due 07/22/2020		200	201
2.625% due 07/22/2022		400	405
3.000% due 02/19/2025		1,300	1,336
3.584% due 05/22/2028 •		400	424
			51,091
INDUSTRIALS 8.5%
AbbVie, Inc. 3.750% due 11/14/2023		100	105
Allergan Sales LLC 4.875% due 02/15/2021		233	240
Altice Financing S.A.
6.625% due 02/15/2023		400	412
7.500% due 05/15/2026		700	745
Amazon.com, Inc. 4.050% due 08/22/2047		600	723
American Airlines Pass-Through Trust 3.000% due 04/15/2030		359	367
Anheuser-Busch InBev Worldwide, Inc. 4.000% due 04/13/2028		600	663
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		300	309

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Bausch Health Americas, Inc. 8.500% due 01/31/2027		300	337
Broadcom Corp.
3.000% due 01/15/2022		400	404
3.625% due 01/15/2024		100	102
CCO Holdings LLC 5.000% due 02/01/2028		700	725
Charter Communications Operating LLC
4.464% due 07/23/2022		100	105
4.908% due 07/23/2025		400	440
6.484% due 10/23/2045		100	122
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	669
7.000% due 06/30/2024		200	230
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		200	204
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)		302	131
Continental Resources, Inc. 4.375% due 01/15/2028		300	311
CVS Health Corp. 4.100% due 03/25/2025		800	855
Dell International LLC
4.420% due 06/15/2021		850	877
6.020% due 06/15/2026		150	169
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		800	795
2.820% due 01/19/2022		900	911
Energy Transfer Partners LP 5.000% due 10/01/2022		1,500	1,592
Exela Intermediate LLC 10.000% due 07/15/2023		300	169
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~		900	903
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	200	225
IRB Holding Corp. 6.750% due 02/15/2026		$300	302
Komatsu Finance America, Inc. 2.118% due 09/11/2020		300	299
Marvell Technology Group Ltd. 4.200% due 06/22/2023		500	524
Murphy Oil Corp. 5.750% due 08/15/2025		200	204
Newfield Exploration Co. 5.375% due 01/01/2026		500	544
NVR, Inc. 3.950% due 09/15/2022		900	939
Occidental Petroleum Corp. 2.600% due 08/13/2021		200	201
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		500	529
QUALCOMM, Inc. 4.800% due 05/20/2045		100	120
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		800	805
Refinitiv U.S. Holdings, Inc. 6.250% due 05/15/2026		400	430
Reynolds Group Issuer, Inc. 7.000% due 07/15/2024		125	130
Rockwell Collins, Inc. 2.800% due 03/15/2022		300	305
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		700	723
Sands China Ltd. 5.125% due 08/08/2025		600	660
Teva Pharmaceutical Finance Netherlands BV 0.375% due 07/25/2020	EUR	400	425
Thermo Fisher Scientific, Inc. 3.600% due 08/15/2021		$400	410
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		900	909
Transocean, Inc. 7.250% due 11/01/2025		600	531
Unigel Luxembourg S.A. 10.500% due 01/22/2024		400	441
VMware, Inc. 2.950% due 08/21/2022		900	913
WPP Finance 4.750% due 11/21/2021		900	943

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		300	306
			25,433
UTILITIES 2.4%
Antero Midstream Partners LP 5.750% due 03/01/2027		700	586
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~		800	804
4.100% due 02/15/2028		306	331
Duke Energy Corp. 2.788% (US0003M + 0.650%) due 03/11/2022 ~		500	503
National Rural Utilities Cooperative Finance Corp. 2.479% (US0003M + 0.375%) due 06/30/2021 ~		200	201
NextEra Energy Capital Holdings, Inc. 2.852% (US0003M + 0.720%) due 02/25/2022 ~		600	606
Petrobras Global Finance BV
5.999% due 01/27/2028		1,868	2,082
6.250% due 12/14/2026	GBP	100	146
6.850% due 06/05/2115		$350	401
Rio Oil Finance Trust 9.250% due 07/06/2024		417	467
Sprint Communications, Inc. 7.000% due 03/01/2020		200	204
Verizon Communications, Inc.
3.258% (US0003M + 1.100%) due 05/15/2025 ~		600	610
4.125% due 03/16/2027		300	331
			7,272
Total Corporate Bonds & Notes (Cost $81,602)			83,796
MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		175	177
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)		3,000	196
Total Municipal Bonds & Notes (Cost $371)			373
U.S. GOVERNMENT AGENCIES 30.3%
Fannie Mae UMBS
3.500% due 12/01/2047 - 07/01/2048		7,040	7,263
4.000% due 04/01/2048 - 12/01/2048		3,535	3,692
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		11,500	11,669
3.500% due 11/01/2049		30,400	31,197
4.000% due 10/01/2049 - 11/01/2049		33,500	34,781
Freddie Mac
1.635% due 10/25/2021 ~(a)		328	9
4.000% due 08/01/2048		1,377	1,431
4.123% due 07/15/2047 •(a)		1,028	218
Ginnie Mae, TBA 4.000% due 11/01/2049		1,000	1,046
Total U.S. Government Agencies (Cost $90,841)			91,306
U.S. TREASURY OBLIGATIONS 37.5%
U.S. Treasury Bonds
2.875% due 11/15/2046		150	174
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021		6,711	6,642
0.250% due 01/15/2025		6,022	6,045
0.250% due 07/15/2029 (j)		3,109	3,145
0.375% due 07/15/2025		422	428
0.375% due 07/15/2027		3,146	3,202
0.625% due 01/15/2026		5,442	5,587
0.875% due 01/15/2029		3,861	4,106
2.000% due 01/15/2026 (n)		840	934
2.375% due 01/15/2025		2,722	3,033
2.375% due 01/15/2027		2,175	2,516
U.S. Treasury Notes
1.250% due 07/31/2023		4,000	3,953
1.250% due 08/31/2024		6,400	6,312
1.375% due 06/30/2023		7,550	7,496
1.375% due 08/31/2023		4,600	4,567
1.750% due 09/30/2022		5,700	5,730
1.875% due 12/15/2020 (j)		1,500	1,502
1.875% due 07/31/2022		5,200	5,240
2.000% due 05/31/2021 (l)(n)		1,100	1,105

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.000% due 12/31/2021 (l)(n)		3,600	3,630
2.000% due 07/31/2022 (j)(n)		11,400	11,535
2.000% due 11/30/2022 (l)(n)		1,000	1,013
2.000% due 04/30/2024		700	714
2.125% due 09/30/2021 (j)(l)		16,500	16,654
2.250% due 12/31/2023		4,150	4,266
2.250% due 01/31/2024		1,270	1,306
2.500% due 05/15/2024		1,800	1,875
Total U.S. Treasury Obligations (Cost $111,649)			112,710
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Assets Trust 2.228% due 06/25/2037 •		742	713
Banc of America Funding Trust
2.204% due 02/20/2047 •		725	709
2.424% due 07/20/2036 •		1,195	1,187
Banc of America Mortgage Trust 4.704% due 06/25/2035 ~		89	86
BCAP LLC Trust 5.250% due 06/26/2036		390	243
Bear Stearns Adjustable Rate Mortgage Trust
3.932% due 11/25/2034 ~		425	365
4.532% due 01/25/2035 ~		9	9
CBA Commercial Small Balance Commercial Mortgage 2.518% due 06/25/2038 •		886	687
Countrywide Alternative Loan Trust
2.188% due 01/25/2037 ^•		341	335
2.224% due 02/20/2047 ^•		269	214
5.500% due 04/25/2035		749	643
6.000% due 02/25/2037 ^		374	270
6.500% due 11/25/2037 ^		501	375
Countrywide Home Loan Mortgage Pass-Through Trust
3.740% due 02/20/2036 ~		316	275
3.803% due 08/25/2034 ~		156	152
Credit Suisse Mortgage Capital Certificates 2.805% due 12/27/2035 •		676	674
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.348% due 08/25/2037 ^•		551	477
Downey Savings & Loan Association Mortgage Loan Trust 2.247% due 10/19/2036 •		544	490
First Horizon Alternative Mortgage Securities Trust
4.010% due 01/25/2036 ^~		173	130
4.201% due 06/25/2036 ^~		203	189
4.309% due 06/25/2034 ~		121	123
First Horizon Mortgage Pass-Through Trust 4.284% due 11/25/2037 ^~		1,223	1,094
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		499	559
HarborView Mortgage Loan Trust 2.877% due 11/19/2034 ^•		42	40
IndyMac Mortgage Loan Trust
2.228% due 04/25/2046 •		2,003	1,906
3.782% due 08/25/2037 ^~		283	247
4.289% due 10/25/2034 ~		23	24
Lehman XS Trust 2.243% due 08/25/2046 •		455	438
Mortgage Equity Conversion Asset Trust 2.310% due 05/25/2042 •		609	564
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		429	454
RBSSP Resecuritization Trust 2.395% due 02/26/2037 •		368	369
Residential Accredit Loans, Inc. Trust 6.093% due 09/25/2037 ~		967	820
RMAC Securities PLC 0.933% due 06/12/2044 •	GBP	1,116	1,288
Structured Asset Mortgage Investments Trust 2.218% due 08/25/2036 •		$416	574
Thornburg Mortgage Securities Trust
3.268% due 06/25/2037 ^•		44	42
3.283% due 06/25/2037 •		274	260
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	1,793	2,210
WaMu Mortgage Pass-Through Certificates Trust 2.478% due 04/25/2045 •		$56	56
Washington Mutual Mortgage Pass-Through Certificates Trust 3.468% due 09/25/2035 ^•		768	683
Wells Fargo Mortgage-Backed Securities Trust 4.995% due 06/25/2035 ~		118	124
Total Non-Agency Mortgage-Backed Securities (Cost $19,047)			20,098
ASSET-BACKED SECURITIES 22.6%
Accredited Mortgage Loan Trust 2.774% due 09/25/2035 •		1,000	890

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,500	1,636
Argent Securities Trust 2.168% due 07/25/2036 •		$727	636
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.398% due 02/25/2036 •		1,536	1,283
Asset-Backed Funding Certificates Trust
2.178% due 01/25/2037 •		2,692	1,830
2.238% due 01/25/2037 •		1,872	1,287
Asset-Backed Securities Corp. Home Equity Loan Trust 3.038% due 07/25/2035 •		4,263	4,225
Bear Stearns Asset-Backed Securities Trust
2.508% due 09/25/2035 •		1,100	1,101
2.693% due 11/25/2035 ^•		1,476	1,479
Belle Haven ABS CDO Ltd.
2.647% due 11/03/2044 •		230	99
2.687% due 11/03/2044 •		353	153
Business Jet Securities LLC 4.447% due 06/15/2033		383	390
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	1,000	1,092
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •		$633	642
Citigroup Mortgage Loan Trust, Inc. 2.468% due 10/25/2035 ^•		1,000	1,001
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•		338	319
2.158% due 08/25/2037 •		1,343	1,326
2.158% due 08/25/2037 ^•		499	474
2.158% due 06/25/2047 ^•		530	474
2.168% due 07/25/2036 ^•		80	80
2.168% due 04/25/2047 ^•		453	438
2.198% due 11/25/2047 ^•		470	436
2.228% due 05/25/2047 ^•		1,703	1,478
4.747% due 07/25/2036 þ		300	314
Countrywide Asset-Backed Certificates Trust
3.023% due 08/25/2035 •		1,327	1,336
6.095% due 08/25/2035 þ		299	308
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.781% due 03/25/2037 ^þ		2,395	1,332
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	1,000	1,090
First Franklin Mortgage Loan Trust 2.378% due 11/25/2035 •		$3,629	3,527
GSAA Home Equity Trust
2.298% due 07/25/2037 •		2,876	1,687
5.985% due 06/25/2036 ~		1,115	508
GSAMP Trust
2.218% due 11/25/2036 •		970	613
2.248% due 03/25/2047 •		2,000	1,874
Home Equity Asset Trust 2.708% due 08/25/2035 •		1,900	1,895
HSI Asset Securitization Corp. Trust
2.128% due 12/25/2036 •		2,081	820
2.238% due 12/25/2036 •		585	235
Jamestown CLO Ltd. 2.993% due 07/15/2026 •		182	182
JPMorgan Mortgage Acquisition Corp. 2.358% due 02/25/2036 ^•		1,060	1,046
Long Beach Mortgage Loan Trust
2.538% due 08/25/2045 •		944	928
2.933% due 08/25/2035 •		2,000	1,878
MASTR Specialized Loan Trust 2.388% due 01/25/2037 •		1,560	873
Morgan Stanley ABS Capital, Inc. Trust
2.143% due 07/25/2036 •		403	352
2.158% due 11/25/2036 •		187	121
2.158% due 05/25/2037 •		665	609
2.168% due 07/25/2036 •		783	393
2.168% due 10/25/2036 •		455	298
2.558% due 12/25/2034 •		514	515
Morgan Stanley Capital, Inc. Trust
2.198% due 03/25/2036 •		16	13
2.308% due 01/25/2036 •		287	284
Morgan Stanley Home Equity Loan Trust
2.278% due 04/25/2036 •		3,035	2,449
2.285% due 12/25/2036 •		2,123	1,237
Morgan Stanley IXIS Real Estate Capital Trust 2.168% due 07/25/2036 •		1,561	815
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.418% due 02/25/2037 ^•		2,184	857
OFSI Fund Ltd. 3.200% due 10/18/2026 •		444	444
Option One Mortgage Loan Trust 2.348% due 04/25/2037 •		3,160	2,111

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •		1,100	1,100
Residential Asset Securities Corp. Trust 2.708% due 11/25/2035 •		3,100	3,091
Securitized Asset-Backed Receivables LLC Trust
2.678% due 08/25/2035 ^•		745	508
2.783% due 02/25/2034 •		320	318
Sierra Madre Funding Ltd.
2.422% due 09/07/2039 •		536	496
2.442% due 09/07/2039 •		2,884	2,669
SoFi Consumer Loan Program LLC 2.770% due 05/25/2026		208	209
Sound Point Clo Ltd. 3.301% due 01/23/2029 •		1,500	1,499
Staniford Street CLO Ltd. 3.299% due 06/15/2025 •		130	130
Structured Asset Investment Loan Trust 2.738% due 10/25/2035 •		26	26
Structured Asset Securities Corp. Mortgage Loan Trust 3.023% due 11/25/2035 •		1,000	1,006
Terwin Mortgage Trust 2.388% due 01/25/2037 •		1,087	714
Triaxx Prime CDO Ltd. 2.349% due 10/02/2039 •		99	52
Venture CLO Ltd. 3.428% due 10/22/2031 •		1,400	1,400
Wells Fargo Home Equity Asset-Backed Securities Trust 2.248% due 04/25/2037 •		968	946
Total Asset-Backed Securities (Cost $61,195)			67,877
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
5.875% due 01/11/2028		1,000	409
6.875% due 01/11/2048		500	212
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	2,373	18
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		100	1
79.499% (ARLLMONP) due 06/21/2020 ~(a)		56,747	428
Brazil Government International Bond 5.625% due 02/21/2047		$50	56
Kuwait International Government Bond 3.500% due 03/20/2027		1,300	1,404
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	217	152
3.000% due 09/20/2030		861	700
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	369
6.150% due 08/12/2032		2,000	678
6.350% due 08/12/2028		5,800	2,005
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	930	6
Qatar Government International Bond
3.875% due 04/23/2023		$700	741
4.500% due 04/23/2028		200	228
Republic of South Africa Government International Bond 4.850% due 09/30/2029		700	698
Saudi Government International Bond
3.625% due 03/04/2028		500	531
4.500% due 04/17/2030		1,500	1,710
4.500% due 10/26/2046		600	671
4.625% due 10/04/2047		500	569
Slovenia Government International Bond 5.250% due 02/18/2024		300	341
Turkey Government International Bond
5.750% due 03/22/2024		400	399
7.250% due 12/23/2023		600	635
Total Sovereign Issues (Cost $15,526)			12,961
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~		2,250	434

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Preferred Securities (Cost $476)			434
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.1%			295
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
37.002% due 02/26/2020 - 05/13/2020 (d)(e)	ARS	1,600	16
Total Short-Term Instruments (Cost $327)			311
Total Investments in Securities (Cost $383,298)			392,144
		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		212,569	2,103
Total Short-Term Instruments (Cost $2,103)			2,103
Total Investments in Affiliates (Cost $2,103)			2,103
Total Investments 131.1% (Cost $385,401)			$394,247
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $1,738)			(386)
Other Assets and Liabilities, net (31.0)%			(93,071)
Net Assets 100.0%			$300,790

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$295	U.S. Treasury Notes 2.250% due 03/31/2021	$(302)	$295	$295
Total Repurchase Agreements						$(302)	$295	$295

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.310%	09/18/2019	10/08/2019	$(5,465)	$(5,470)
BOS	1.270	09/24/2019	10/01/2019	(3,158)	(3,159)
	2.500	09/24/2019	10/01/2019	(9,057)	(9,060)
Total Reverse Repurchase Agreements					$(17,689)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
UBS	2.290%	08/07/2019	10/07/2019	$(706)	$(708)
Total Sale-Buyback Transactions					$(708)

(j)	Securities with an aggregate market value of $18,385 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(18,676) at a weighted average interest rate of 2.572%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2019	103	$12,272	$(96)	$0	$(5)
U.S. Treasury 10-Year Note December Futures	12/2019	82	10,686	(91)	0	(6)
				$(187)	$0	$(11)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	4	$(8)	$(3)	$0	$0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	11	(10)	0	1	0
Euro-BTP Italy Government Bond December Futures	12/2019	169	(26,864)	(117)	9	(31)
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	4	(3)	3	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	11	(19)	4	1	(1)
U.S. Treasury 30-Year Bond December Futures	12/2019	5	(812)	12	0	0
				$(101)	$11	$(32)
Total Futures Contracts				$(288)	$11	$(43)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.735%		$700	$(2)	$11	$9	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.110		400	8	(4)	4	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.454	EUR	400	1	0	1	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.237		$900	22	(7)	15	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.315		400	10	(3)	7	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.369		400	10	(2)	8	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.285		2,200	162	(136)	26	0	0
							$211	$(141)	$70	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	600	$(20)	$8	$(12)	$0	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		2,500	(66)	3	(63)	0	(1)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024		600	(15)	(1)	(16)	0	0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		2,500	(15)	(41)	(56)	0	(2)
						$(116)	$(31)	$(147)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$2,376	$105	$66	$171	$6	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	2,000	41	2	43	1	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	300	6	0	6	0	0
					$152	$68	$220	$7	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.700%	Semi-Annual	12/14/2023		$11,800	$(125)	$777	$652	$0	$(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		500	(3)	(7)	(10)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		7,600	(136)	(15)	(151)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	(1,388)	(25)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	(2,168)	(1,093)	12	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		500	(1)	(19)	(20)	0	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,800	(21)	(10)	(31)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,000	(18)	(23)	(41)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		500	(1)	(19)	(20)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,100	84	(291)	(207)	0	(2)
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		6,900	355	(2,387)	(2,032)	0	(10)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		200	0	(26)	(26)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		600	(4)	(37)	(41)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		300	(4)	11	7	0	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		3,100	(19)	(7)	(26)	0	(4)
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		1,700	(7)	44	37	0	(2)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		700	(2)	(88)	(90)	0	(1)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	2,100	(30)	19	(11)	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		700	(23)	(6)	(29)	0	(2)
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		700	(3)	(15)	(18)	0	(3)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		20,700	22	(241)	(219)	0	(95)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(201)	(217)	12	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		200,000	18	(79)	(61)	4	0
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		89,000	0	(5)	(5)	0	(2)
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		89,000	0	(3)	(3)	0	(2)
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		89,000	0	(3)	(3)	0	(2)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		90,000	0	1	1	0	(2)
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		91,000	0	2	2	0	(2)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		134,000	0	(3)	(3)	0	(3)
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		108,000	0	(4)	(4)	0	(2)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	42,900	(24)	115	91	0	(4)
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	2,100	1	22	23	11	0
							$2,481	$(6,054)	$(3,573)	$46	$(141)
Total Swap Agreements							$2,728	$(6,158)	$(3,430)	$53	$(145)

(l)	Securities with an aggregate market value of $4,162 and cash of $2,670 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	BRL	2,119		$509	$0	$(1)
	10/2019	DKK	36,833		5,654	277	0
	10/2019		$517	BRL	2,119	0	(7)
	10/2019		6,661	GBP	5,406	0	(14)
	11/2019	GBP	5,406		$6,670	14	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

BPS	10/2019	MXN	17,525		893	7	0
	10/2019		$223	EUR	202	0	(3)
BRC	10/2019	MXN	8,958		$464	10	0
	10/2019		$17,757	EUR	16,240	0	(56)
	10/2019		1,078	JPY	115,700	0	(8)
	11/2019	EUR	16,240		$17,800	55	0
	01/2020		$456	MXN	8,958	0	(10)
CBK	10/2019	CAD	1,859		$1,395	0	(8)
	10/2019	EUR	244		270	4	0
	10/2019	GBP	5,688		6,941	0	(52)
	10/2019	NZD	1,042		658	6	0
	10/2019		$3,402	EUR	3,106	0	(17)
	10/2019		799	JPY	84,700	0	(16)
	11/2019		1,462	COP	4,947,483	0	(44)
	01/2020		1,344	MXN	26,983	0	0
DUB	01/2021		87	BRL	380	2	0
GLM	10/2019	EUR	226		$250	4	0
	11/2019		$480	ARS	31,635	0	(19)
	01/2020	DKK	220		$32	0	0
HUS	10/2019	AUD	4,356		2,942	1	0
	10/2019		$347	GBP	282	0	0
	11/2019	TWD	37,022		$1,183	0	(14)
	01/2021	BRL	380		59	0	(30)
JPM	10/2019		3,716		898	3	0
	10/2019	MXN	19,888		1,014	7	0
	10/2019		$893	BRL	3,716	2	0
	10/2019		410	JPY	43,800	0	(5)
	10/2019		457	MXN	8,958	0	(4)
	11/2019	TWD	11,895		$379	0	(5)
	11/2019		$896	BRL	3,716	0	(3)
MYI	10/2019	EUR	19,078		$21,167	373	0
	10/2019	JPY	55,100		510	1	0
	10/2019		$2,943	AUD	4,356	0	(3)
	10/2019		427	JPY	45,800	0	(4)
	11/2019	AUD	4,356		$2,946	3	0
	11/2019		$511	JPY	55,100	0	(1)
	12/2019	SGD	3,307		$2,384	0	(11)
SCX	10/2019		$3,273	JPY	347,900	0	(55)
	11/2019	TWD	14,842		$474	0	(6)
TOR	10/2019	BRL	1,597		384	0	(1)
	10/2019		$390	BRL	1,597	0	(6)
UAG	10/2019	JPY	804,096		$7,622	185	0
	10/2019		$2,053	JPY	221,296	0	(7)
	11/2019	JPY	64,296		$599	3	0
Total Forward Foreign Currency Contracts						$957	$(410)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	700	$33	$0
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	11/06/2019	4,500	27	4
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.940	11/06/2019	4,400	25	4
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	700	33	0
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.430	12/10/2019	2,900	41	31
Total Purchased Options							$159	$39

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus MXN	MXN	20.970	12/04/2019	1,500	$(15)	$(6)
MYI	Call - OTC USD versus MXN		20.680	12/09/2019	1,510	(14)	(10)
						$(29)	$(16)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	3,100	$(34)	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/10/2019	2,200	(41)	(39)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,100	(34)	0
							$(109)	$(39)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 2.500% due 11/01/2049	$97.457	11/06/2019	5,000	$(25)	$(6)
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 11/01/2049	97.656	11/06/2019	5,000	(25)	(8)
					$(50)	$(14)
Total Written Options					$(188)	$(69)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.731%	$100	$6	$(7)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.731	200	13	(16)	0	(3)
							$19	$(23)	$0	$(4)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.369%	$100	$(3)	$4	$1	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	92.132	350	28	(233)	0	(205)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.369	500	(16)	22	6	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.937	200	1	0	1	0
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.408	1,300	(167)	35	0	(132)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	92.132	350	29	(234)	0	(205)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.369	400	(13)	17	4	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.710	200	(3)	5	2	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	1,600	(26)	42	16	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.797	1,600	(71)	15	0	(56)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024		100	1	3	4	0
							$(240)	$(324)	$34	$(598)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,342	$(278)	$181	$0	$(97)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	300	40	(36)	4	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	980	(203)	132	0	(71)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	981	(206)	135	0	(71)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	69	14	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(38)	48	10	0
						$(740)	$529	$28	$(239)
Total Swap Agreements						$(961)	$182	$62	$(841)

(n)	Securities with an aggregate market value of $409 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,278	$0	$2,278
Corporate Bonds & Notes
Banking & Finance	0	51,091	0	51,091
Industrials	0	25,433	0	25,433
Utilities	0	7,272	0	7,272
Municipal Bonds & Notes
Texas	0	177	0	177
West Virginia	0	196	0	196
U.S. Government Agencies	0	91,306	0	91,306
U.S. Treasury Obligations	0	112,710	0	112,710
Non-Agency Mortgage-Backed Securities	0	20,098	0	20,098
Asset-Backed Securities	0	67,877	0	67,877
Sovereign Issues	0	12,961	0	12,961
Preferred Securities
Banking & Finance	0	434	0	434
Short-Term Instruments
Repurchase Agreements	0	295	0	295
Argentina Treasury Bills	0	16	0	16
	$0	$392,144	$0	$392,144
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,103	$0	$0	$2,103
Total Investments	$2,103	$392,144	$0	$394,247
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	53	0	64
Over the counter	0	1,058	0	1,058
	$11	$1,111	$0	$1,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(145)	0	(188)
Over the counter	0	(1,320)	0	(1,320)
	$(43)	$(1,465)	$0	$(1,508)
Total Financial Derivative Instruments	$(32)	$(354)	$0	$(386)
Totals	$2,071	$391,790	$0	$393,861

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.3% ¤
ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond 9.375% due 05/08/2048		$700	$740
Total Angola (Cost $719)			740
ARGENTINA 2.5%
SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	1,600	677
3.750% due 12/31/2038 þ		$4,700	1,886
4.625% due 01/11/2023		820	346
5.250% due 01/15/2028	EUR	400	170
5.625% due 01/26/2022		$640	278
5.875% due 01/11/2028		1,100	450
6.875% due 01/11/2048		2,250	956
7.125% due 07/06/2036		900	387
7.125% due 06/28/2117		300	131
7.625% due 04/22/2046		50	22
7.820% due 12/31/2033	EUR	1,128	589
8.280% due 12/31/2033		$813	400
Provincia de Buenos Aires
9.950% due 06/09/2021		300	123
10.875% due 01/26/2021		133	66
Provincia de Cordoba 7.125% due 06/10/2021		150	94
Provincia de la Rioja 9.750% due 02/24/2025		200	78
Provincia de Neuquen 7.500% due 04/27/2025		160	98
Total Argentina (Cost $12,485)			6,751
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$300	294
Total Armenia (Cost $294)			294
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	200	209
Total Austria (Cost $226)			209
AZERBAIJAN 1.3%
CORPORATE BONDS & NOTES 1.2%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$2,700	3,139
SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond 4.750% due 03/18/2024		200	212
Total Azerbaijan (Cost $3,043)			3,351
BAHAMAS 0.5%
SOVEREIGN ISSUES 0.5%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,250	1,328

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Bahamas (Cost $1,255)		1,328
BRAZIL 3.8%
CORPORATE BONDS & NOTES 2.9%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	$3,870	4,122
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2019 (e)(g)	111	1
0.000% due 10/31/2019 (e)(g)	512	6
Petrobras Global Finance BV
5.093% due 01/15/2030	593	619
6.850% due 06/05/2115	600	687
7.250% due 03/17/2044	500	600
Vale Overseas Ltd.
6.250% due 08/10/2026	800	926
6.875% due 11/21/2036	370	471
6.875% due 11/10/2039	200	256
		7,688
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	1,600	1,618
SOVEREIGN ISSUES 0.3%
Brazil Government International Bond
5.000% due 01/27/2045	800	832
5.625% due 01/07/2041	50	56
		888
Total Brazil (Cost $9,150)		10,194
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 5.264% due 10/09/2021 «•	$300	301
CORPORATE BONDS & NOTES 3.2%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)	600	419
CK Hutchison International Ltd. 3.375% due 09/06/2049	500	509
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)	296	270
0.000% due 05/15/2030 (e)	800	633
KSA Sukuk Ltd. 4.303% due 01/19/2029	600	673
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	200	221
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	137	136
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	402	242
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,726	1,696
Sands China Ltd.
5.125% due 08/08/2025	300	330
5.400% due 08/08/2028	700	790
Sunac China Holdings Ltd.
6.875% due 08/08/2020	200	201
8.625% due 07/27/2020	200	204
Tencent Holdings Ltd. 3.975% due 04/11/2029	2,000	2,147
		8,471
Total Cayman Islands (Cost $8,381)		8,772
CHILE 2.0%
CORPORATE BONDS & NOTES 2.0%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	$400	436
4.500% due 09/16/2025	1,300	1,425
4.875% due 11/04/2044	600	718
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	700	742
GNL Quintero S.A. 4.634% due 07/31/2029	800	859

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,035	1,062
4.500% due 08/15/2025		191	192
Total Chile (Cost $4,974)			5,434
CHINA 1.6%
CORPORATE BONDS & NOTES 1.6%
CCCI Treasure Ltd. 3.500% due 04/21/2020 •(g)		$800	801
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		250	262
Sinopec Group Overseas Development Ltd.
3.680% due 08/08/2049		300	324
4.375% due 04/10/2024		700	756
4.875% due 05/17/2042		500	627
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		1,000	1,035
3.700% due 06/10/2025		300	318
Total China (Cost $3,841)			4,123
COLOMBIA 2.3%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 09/18/2023		$600	670
5.875% due 05/28/2045		400	471
7.375% due 09/18/2043		200	268
			1,409
SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
2.625% due 03/15/2023		2,600	2,616
5.000% due 06/15/2045		1,300	1,528
5.200% due 05/15/2049		200	242
8.125% due 05/21/2024		300	372
			4,758
Total Colombia (Cost $5,406)			6,167
COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	393
5.625% due 04/30/2043		400	349
Total Costa Rica (Cost $800)			742
DOMINICAN REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Dominican Republic International Bond
5.500% due 01/27/2025		$700	740
5.950% due 01/25/2027		800	868
6.000% due 07/19/2028		2,000	2,188
6.400% due 06/05/2049		1,000	1,067
6.500% due 02/15/2048		500	539
6.850% due 01/27/2045		400	447
6.875% due 01/29/2026		500	566
10.750% due 08/11/2028	DOP	27,200	548
10.875% due 01/14/2026		4,300	87
Total Dominican Republic (Cost $6,626)			7,050
ECUADOR 1.4%
SOVEREIGN ISSUES 1.4%
Ecuador Government International Bond
7.875% due 01/23/2028		$1,400	1,332
7.950% due 06/20/2024		200	205
9.500% due 03/27/2030		600	609
9.625% due 06/02/2027		200	208
10.750% due 01/31/2029		1,200	1,300

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Ecuador (Cost $3,607)			3,654
EGYPT 2.7%
SOVEREIGN ISSUES 2.7%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	400	453
5.577% due 02/21/2023		$1,000	1,023
6.125% due 01/31/2022		1,100	1,136
6.375% due 04/11/2031	EUR	400	454
7.500% due 01/31/2027		$900	969
7.600% due 03/01/2029		1,000	1,061
7.903% due 02/21/2048		600	606
8.500% due 01/31/2047		1,200	1,275
8.700% due 03/01/2049		200	216
Total Egypt (Cost $7,020)			7,193
EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025		$900	929
7.125% due 01/20/2050		600	613
7.650% due 06/15/2035		145	156
Total El Salvador (Cost $1,664)			1,698
GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond 6.375% due 12/12/2024		$202	200
Total Gabon (Cost $197)			200
GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
3.358% (US0003M + 1.190%) due 11/16/2022 ~		$300	291
3.700% due 05/30/2024		300	301
3.950% due 02/27/2023		400	406
5.000% due 02/14/2022		200	207
Total Germany (Cost $1,141)			1,205
GHANA 0.9%
SOVEREIGN ISSUES 0.9%
Ghana Government International Bond
7.875% due 08/07/2023		$690	757
7.875% due 03/26/2027		300	309
8.125% due 03/26/2032		1,100	1,108
8.950% due 03/26/2051		300	301
Total Ghana (Cost $2,415)			2,475
GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.375% due 06/05/2027		$300	307
4.875% due 02/13/2028		410	434
4.900% due 06/01/2030		300	318
6.125% due 06/01/2050		700	818
Total Guatemala (Cost $1,689)			1,877
HONG KONG 1.2%
CORPORATE BONDS & NOTES 1.2%
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		$2,200	2,355
Nexen, Inc.
6.400% due 05/15/2037		50	70
7.500% due 07/30/2039		450	722

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Hong Kong (Cost $2,850)			3,147
HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
MFB Magyar Fejlesztesi Bank Zrt 6.250% due 10/21/2020		$500	521
Total Hungary (Cost $500)			521
INDIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Delhi International Airport Ltd. 6.450% due 06/04/2029		$200	213

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.375% due 08/05/2026		700	720
3.875% due 03/12/2024		700	731
			1,451
Total India (Cost $1,614)			1,664
INDONESIA 8.1%
CORPORATE BONDS & NOTES 3.3%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	420
5.710% due 11/15/2023		400	441
6.530% due 11/15/2028		400	490
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	846
4.875% due 10/01/2024		500	541
Pelabuhan Indonesia PT 4.250% due 05/05/2025		400	424
Pertamina Persero PT
4.875% due 05/03/2022		500	528
5.250% due 05/23/2021		400	418
6.000% due 05/03/2042		1,500	1,828
6.450% due 05/30/2044		2,100	2,711
Perusahaan Listrik Negara PT 4.125% due 05/15/2027		200	212
			8,859
SOVEREIGN ISSUES 4.8%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	831
3.375% due 04/15/2023		$2,000	2,053
3.375% due 07/30/2025	EUR	100	126
4.350% due 01/11/2048		$700	773
4.450% due 02/11/2024		1,100	1,180
4.750% due 01/08/2026		1,700	1,878
5.125% due 01/15/2045		200	239
5.250% due 01/17/2042		400	482
5.250% due 01/08/2047		600	734
6.625% due 02/17/2037		900	1,222
6.750% due 01/15/2044		300	432
7.750% due 01/17/2038		100	150
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	613
4.400% due 03/01/2028		700	763
4.450% due 02/20/2029		1,200	1,326
			12,802
Total Indonesia (Cost $19,385)			21,661
IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Vnesheconombank Via VEB Finance PLC 5.942% due 11/21/2023		$3,100	3,404

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Ireland (Cost $3,182)			3,404
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond 4.125% due 01/17/2048		$300	353
Total Israel (Cost $297)			353
IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	400	466
5.250% due 03/22/2030		600	659
Total Ivory Coast (Cost $1,165)			1,125
JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 3.899% due 09/15/2021 «•		$246	244
Total Jersey, Channel Islands (Cost $243)			244
JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,000	1,028
6.125% due 01/29/2026		300	315
Total Jordan (Cost $1,301)			1,343
KAZAKHSTAN 1.5%
CORPORATE BONDS & NOTES 1.2%
Kazakhstan Temir Zholy National Co. JSC 4.850% due 11/17/2027		$400	439
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,858
4.750% due 04/19/2027		400	434
5.750% due 04/19/2047		400	470
			3,201
SOVEREIGN ISSUES 0.3%
Kazakhstan Government International Bond 4.875% due 10/14/2044		600	724
Total Kazakhstan (Cost $3,490)			3,925
KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Kenya Government International Bond 7.250% due 02/28/2028		$800	832
Total Kenya (Cost $787)			832
LUXEMBOURG 4.3%
CORPORATE BONDS & NOTES 4.3%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)		$704	306
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,871
6.000% due 11/27/2023		300	333
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		700	742
5.150% due 02/11/2026		1,700	1,853
5.999% due 01/23/2021		2,000	2,093
6.510% due 03/07/2022		950	1,035
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		200	210
6.125% due 02/07/2022		2,200	2,368
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (a)		600	600

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Luxembourg (Cost $11,081)			11,411
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 4.500% due 03/18/2045		$200	249
Total Malaysia (Cost $198)			249
MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	505
Total Mauritius (Cost $500)			505
MEXICO 7.4%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		1,907	0
			0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.9%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	6,000	294
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		$200	203
BBVA Bancomer S.A. 6.750% due 09/30/2022		500	548
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		600	592
Petroleos Mexicanos
6.350% due 02/12/2048		1,611	1,486
6.625% due 06/15/2038		700	669
6.750% due 09/21/2047		600	577
6.840% due 01/23/2030		600	622
6.875% due 08/04/2026		500	539
7.690% due 01/23/2050		6,054	6,328
PLA Administradora Industrial S de RL de C.V. 4.962% due 07/18/2029		400	408
Trust F
4.869% due 01/15/2030		400	412
6.390% due 01/15/2050		400	427
			13,105
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	1,248
4.500% due 01/31/2050		$2,492	2,630
4.600% due 01/23/2046		1,108	1,183
4.600% due 02/10/2048		600	643
5.750% due 10/12/2110		700	807
			6,511
Total Mexico (Cost $20,419)			19,616
MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	530
5.625% due 05/01/2023		700	708

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Mongolia (Cost $1,229)		1,238
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024	$300	328
Total Morocco (Cost $309)		328
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025	$300	304
Total Namibia (Cost $298)		304
NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
CIMPOR Financial Operations BV 5.750% due 07/17/2024	$600	452
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042	500	671
Metinvest BV 7.750% due 04/23/2023	200	211
Mong Duong Finance Holdings BV 5.125% due 05/07/2029	400	409
Total Netherlands (Cost $1,724)		1,743
NIGERIA 1.3%
SOVEREIGN ISSUES 1.3%
Nigeria Government International Bond
6.375% due 07/12/2023	$200	211
6.500% due 11/28/2027	1,200	1,216
7.143% due 02/23/2030	400	410
7.875% due 02/16/2032	1,500	1,583
Total Nigeria (Cost $3,320)		3,420
OMAN 3.0%
CORPORATE BONDS & NOTES 0.2%
Oman Sovereign Sukuk SAOC 5.932% due 10/31/2025	$400	429
SOVEREIGN ISSUES 2.8%
Oman Government International Bond
5.375% due 03/08/2027	1,300	1,281
5.625% due 01/17/2028	2,400	2,369
6.000% due 08/01/2029	3,200	3,191
6.500% due 03/08/2047	700	650
		7,491
Total Oman (Cost $7,884)		7,920
PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$200	201
5.625% due 12/05/2022	200	201
		402
SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond 6.875% due 12/05/2027	400	395
Total Pakistan (Cost $784)		797
PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048	$700	886

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
4.300% due 04/29/2053		1,100	1,291
4.500% due 05/15/2047		300	356
			1,647
Total Panama (Cost $1,988)			2,533
PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
4.700% due 03/27/2027		$300	325
6.100% due 08/11/2044		400	488
Total Paraguay (Cost $700)			813
PERU 2.4%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,800	535
Petroleos del Peru S.A.
4.750% due 06/19/2032		$400	440
5.625% due 06/19/2047		300	356
Union Andina de Cementos S.A.A. 5.875% due 10/30/2021		150	152
			1,483
SOVEREIGN ISSUES 1.8%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	205
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,400	806
6.350% due 08/12/2028		1,000	346
6.950% due 08/12/2031		4,900	1,774
8.200% due 08/12/2026		1,600	603
8.750% due 11/21/2033		$594	982
			4,716
Total Peru (Cost $5,703)			6,199
PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,125
Total Philippines (Cost $1,073)			1,125
POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond 3.250% due 04/06/2026		$200	213
Total Poland (Cost $199)			213
QATAR 2.4%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc. 6.067% due 12/31/2033		$100	121
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		350	402
			523
SOVEREIGN ISSUES 2.2%
Qatar Government International Bond
3.375% due 03/14/2024		800	839
4.000% due 03/14/2029		1,600	1,775
4.817% due 03/14/2049		1,600	1,984

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.103% due 04/23/2048		900	1,152
			5,750
Total Qatar (Cost $5,338)			6,273
ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
2.124% due 07/16/2031	EUR	2,800	3,172
3.500% due 04/03/2034		100	126
4.625% due 04/03/2049		100	142
Total Romania (Cost $3,387)			3,440
RUSSIA 2.5%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$800	847
SOVEREIGN ISSUES 2.2%
Russia Government International Bond
5.625% due 04/04/2042		1,900	2,345
7.650% due 04/10/2030	RUB	113,900	1,847
7.700% due 03/23/2033		97,500	1,580
			5,772
Total Russia (Cost $6,172)			6,619
SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
3.250% due 10/26/2026		$200	207
3.625% due 03/04/2028		800	850
4.000% due 04/17/2025		1,000	1,073
4.375% due 04/16/2029		1,700	1,912
4.500% due 10/26/2046		1,100	1,229
Total Saudi Arabia (Cost $4,935)			5,271
SENEGAL 0.5%
SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	114
6.250% due 05/23/2033		$1,100	1,111
6.750% due 03/13/2048		200	193
Total Senegal (Cost $1,424)			1,418
SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond 1.500% due 06/26/2029	EUR	1,200	1,364
Total Serbia (Cost $1,333)			1,364
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	900
Total Singapore (Cost $897)			900
SOUTH AFRICA 3.4%
CORPORATE BONDS & NOTES 1.6%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$100	112
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		800	808
6.350% due 08/10/2028		500	536
7.125% due 02/11/2025		1,000	1,032
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	536

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Myriad International Holdings BV 5.500% due 07/21/2025		200	223
SASOL Financing USA LLC
5.875% due 03/27/2024		200	216
6.500% due 09/27/2028		800	885
			4,348
SOVEREIGN ISSUES 1.8%
Republic of South Africa Government International Bond
4.850% due 09/30/2029		1,300	1,297
5.750% due 09/30/2049		1,400	1,395
South Africa Government International Bond
4.875% due 04/14/2026		200	207
5.000% due 10/12/2046		300	282
5.875% due 06/22/2030		1,500	1,604
			4,785
Total South Africa (Cost $8,831)			9,133
SRI LANKA 1.0%
SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$900	875
6.250% due 07/27/2021		368	374
6.825% due 07/18/2026		700	693
6.850% due 11/03/2025		400	402
7.850% due 03/14/2029		300	302
Total Sri Lanka (Cost $2,601)			2,646
TANZANIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		$1,000	1,010
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.417% (LIBOR03M + 5.200%) due 06/23/2022 «~		686	687
			1,697
SOVEREIGN ISSUES 0.1%
Tanzania Government International Bond 7.989% (US0006M + 6.000%) due 03/09/2020 ~		156	158
Total Tanzania (Cost $1,840)			1,855
THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL 3.733% due 09/25/2034 •(h)		$900	915
Thaioil Treasury Center Co. Ltd. 5.375% due 11/20/2048		400	539
Total Thailand (Cost $1,295)			1,454
TRINIDAD AND TOBAGO 0.1%
CORPORATE BONDS & NOTES 0.1%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$175	177
Total Trinidad and Tobago (Cost $172)			177
TURKEY 5.9%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$200	199
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		287	268
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		400	385
			852
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Akbank T.A.S. 2.150% (EUR003M + 2.150%) due 10/07/2019 ~	EUR	1,000	1,088

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

SOVEREIGN ISSUES 5.2%
Export-Credit Bank of Turkey
4.250% due 09/18/2022		$500	476
5.375% due 10/24/2023		200	193
8.250% due 01/24/2024		800	847
Turkey Government International Bond
4.875% due 04/16/2043		1,100	885
5.125% due 02/17/2028		1,500	1,390
5.750% due 05/11/2047		1,000	874
6.000% due 03/25/2027		2,100	2,068
6.000% due 01/14/2041		600	539
6.125% due 10/24/2028		800	783
6.350% due 08/10/2024		1,700	1,734
6.750% due 05/30/2040		1,200	1,174
6.875% due 03/17/2036		1,600	1,598
7.250% due 03/05/2038		700	724
7.625% due 04/26/2029		400	426
			13,711
Total Turkey (Cost $16,600)			15,651
UKRAINE 3.7%
SOVEREIGN ISSUES 3.7%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$1,600	1,500
6.750% due 06/20/2026	EUR	100	118
7.375% due 09/25/2032		$800	806
7.750% due 09/01/2020		1,200	1,228
7.750% due 09/01/2021		2,900	3,025
7.750% due 09/01/2022		1,300	1,371
7.750% due 09/01/2023		700	738
7.750% due 09/01/2024		900	952
Total Ukraine (Cost $8,949)			9,738
UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.3%
DP World PLC 6.850% due 07/02/2037		$600	793
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		400	404
Total United Arab Emirates (Cost $925)			1,197
UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ		$70	73
Total United Kingdom (Cost $71)			73
UNITED STATES 13.1%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
2.258% due 02/25/2037 •		$900	887
2.768% due 11/25/2035 •		380	380
Credit-Based Asset Servicing & Securitization Trust 3.549% due 01/25/2037 ^þ		697	329
Morgan Stanley ABS Capital, Inc. Trust
2.783% due 01/25/2035 •		69	69
2.813% due 03/25/2034 •		642	638
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.538% due 09/25/2035 •		500	452
Soundview Home Loan Trust 2.918% due 10/25/2037 •		185	154
Wells Fargo Home Equity Asset-Backed Securities Trust 2.338% due 03/25/2037 •		1,500	1,287
			4,196
CORPORATE BONDS & NOTES 1.6%
CIMIC Group Ltd. 0.000% due 03/24/2020 (e)(i)		1,000	979

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Ford Motor Credit Co. LLC 3.550% due 10/07/2022	300	300
Rio Oil Finance Trust
8.200% due 04/06/2028	500	574
9.250% due 07/06/2024	1,133	1,269
9.750% due 01/06/2027	849	996
		4,118
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Investment Trust 3.531% due 09/25/2045 •	3	3
Banc of America Mortgage Trust 4.437% due 02/25/2036 ^~	2	1
BCAP LLC Trust 3.676% due 05/26/2037 ~	1,012	899
Bear Stearns Adjustable Rate Mortgage Trust
4.328% due 01/25/2035 ~	1	1
4.380% due 05/25/2047 ^~	13	12
Citigroup Mortgage Loan Trust
4.052% due 08/25/2035 ~	13	13
4.218% due 09/25/2037 ^~	29	29
CitiMortgage Alternative Loan Trust 2.668% due 10/25/2036 •	158	129
Civic Mortgage LLC 4.349% due 11/25/2022 þ	48	48
Countrywide Alternative Loan Trust 2.368% due 05/25/2036 ^•	171	102
GSR Mortgage Loan Trust 4.384% due 01/25/2036 ^~	5	5
IndyMac Mortgage Loan Trust
2.198% due 02/25/2037 •	255	237
2.658% due 07/25/2045 •	143	135
3.797% due 11/25/2037 ~	133	131
Lehman XS Trust
2.208% due 09/25/2046 •	194	193
2.268% due 08/25/2037 •	422	421
Morgan Stanley Mortgage Loan Trust 4.365% due 06/25/2036 ~	2	2
SunTrust Adjustable Rate Mortgage Loan Trust 4.219% due 10/25/2037 ^~	117	113
WaMu Mortgage Pass-Through Certificates Trust
4.053% due 02/25/2037 ^~	20	20
4.177% due 03/25/2036 ~	257	253
Washington Mutual Mortgage Pass-Through Certificates Trust 3.196% due 02/25/2047 ^•	246	227
		2,974
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae UMBS, TBA
2.500% due 11/01/2049	2,900	2,884
3.000% due 11/01/2049	4,400	4,465
3.500% due 11/01/2049	6,200	6,363
4.000% due 11/01/2049	9,200	9,553
Freddie Mac 4.815% due 03/01/2036 •	14	14
		23,279
Total United States (Cost $33,804)		34,567
URUGUAY 1.0%
SOVEREIGN ISSUES 1.0%
Uruguay Government International Bond
4.975% due 04/20/2055	$500	587
5.100% due 06/18/2050	1,700	2,025
Total Uruguay (Cost $2,204)		2,612
VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$3,750	328
5.500% due 04/12/2037 ^(c)	4,350	381
6.000% due 05/16/2024 ^(c)	380	33
6.000% due 11/15/2026 ^(c)	1,200	105
		847
SOVEREIGN ISSUES 0.4%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	34

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

7.650% due 04/21/2025 ^(c)		630	71
7.750% due 10/13/2019 ^(c)		3,240	364
8.250% due 10/13/2024 ^(c)		3,850	433
9.000% due 05/07/2023 ^(c)		800	90
9.250% due 09/15/2027 ^(c)		1,190	134
9.375% due 01/13/2034 ^(c)		40	5
11.950% due 08/05/2031 ^(c)		490	55
			1,186
Total Venezuela (Cost $12,686)			2,033
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020		$390	398
Total Virgin Islands (British) (Cost $390)			398
ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$200	141
8.500% due 04/14/2024		200	143
8.970% due 07/30/2027		200	143
Total Zambia (Cost $399)			427
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (j) 1.4%			3,650
NIGERIA TREASURY BILLS 0.2%
15.273% due 09/17/2020 (f)	NGN	250,000	602
U.S. TREASURY BILLS 0.1%
2.007% due 11/07/2019 (e)(f)		$267	267
Total Short-Term Instruments (Cost $4,517)			4,519
Total Investments in Securities (Cost $285,926)			281,855
		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		451,824	4,470
Total Short-Term Instruments (Cost $4,469)			4,470
Total Investments in Affiliates (Cost $4,469)			4,470
Total Investments 108.0% (Cost $290,395)			$286,325
Financial Derivative Instruments (k)(l) 0.4%(Cost or Premiums, net $(938))			1,039
Other Assets and Liabilities, net (8.4)%			(22,295)
Net Assets 100.0%			$265,069

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/24/2020	09/27/2019	$979	$979	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.950%	09/27/2019	10/03/2019	$725	U.S. Treasury Notes 2.375% due 02/29/2024	$(726)	$725	$725
	2.000	09/30/2019	10/01/2019	1,516	U.S. Treasury Notes 2.625% due 02/15/2029	(1,520)	1,516	1,516
	2.100	09/24/2019	10/01/2019	1,409	U.S. Treasury Bonds 3.375% due 11/15/2048	(1,417)	1,409	1,410
Total Repurchase Agreements						$(3,663)	$3,650	$3,651

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
United States (1.4)%
U.S. Treasury Obligations (1.4)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,371)	$(1,417)
U.S. Treasury Notes	2.375	02/29/2024	700	(723)	(726)
U.S. Treasury Notes	2.625	02/15/2029	1,400	(1,513)	(1,520)
Total Short Sales (1.4)%				$(3,607)	$(3,663)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $20 of accrued interest.
The average amount of borrowings outstanding during the period ended September 30, 2019 was $(404) at a weighted average interest rate of 1.693%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2019	122	$14,536	$(78)	$0	$(6)
U.S. Treasury 10-Year Note December Futures	12/2019	66	8,601	(74)	0	(5)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	52	9,979	(171)	3	0
				$(323)	$3	$(11)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2019	41	$(7,787)	$92	$5	$(2)
U.S. Treasury 2-Year Note December Futures	12/2019	21	(4,526)	10	1	0
				$102	$6	$(2)
Total Futures Contracts				$(221)	$9	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.986%	$100	$(7)	$7	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(4)	$(11)	$(15)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	3,000	(101)	(16)	(117)	0	0
					$(105)	$(27)	$(132)	$0	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	800	$4	$(29)	$(25)	$0	$0
Receive	1-Year BRL-CDI	12.850	Maturity	01/04/2021		1,290	(15)	(43)	(58)	0	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		6,900	(237)	(230)	(467)	2	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$5,700	(494)	501	7	0	(2)
Receive (5)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	1,200	12	(5)	7	0	0
Receive (5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,000	18	(14)	4	1	0
							$(712)	$180	$(532)	$3	$(2)
Total Swap Agreements							$(824)	$160	$(664)	$3	$(2)

Cash of $1,697 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	BRL	5,527		$1,327	$0	$(3)
	10/2019	TRY	5,818		968	0	(56)
	10/2019		$1,336	BRL	5,527	0	(6)
	02/2020		604	EGP	11,116	51	0
BPS	10/2019	MXN	2,303		$117	1	0
	10/2019	TRY	393		66	0	(3)
	10/2019		$792	EUR	718	0	(10)
	12/2019		1,327	IDR	19,127,642	9	0
BRC	10/2019		12,207	EUR	11,164	0	(38)
	11/2019	EUR	11,164		$12,237	38	0
CBK	10/2019		123		134	0	0
	10/2019	PEN	1,238		368	1	0
	10/2019		$1,467	EUR	1,327	0	(21)
	10/2019		370	PEN	1,238	0	(2)
	11/2019	PEN	10,752		$3,153	0	(30)
	12/2019		1,238		369	2	0
	02/2020		$603	EGP	11,127	52	0
GLM	10/2019	MXN	1,811		$93	2	0
	10/2019		$93	MXN	1,811	0	(1)
	10/2019		683	TRY	3,993	20	0
	11/2019		1,300	EGP	23,061	95	0
	02/2020		114		2,105	10	0
HUS	10/2019	MXN	1,811		$93	1	0
	10/2019	TRY	317		53	0	(3)
	10/2019		$93	MXN	1,811	0	(1)
	11/2019		1,022	EGP	18,396	93	0
	09/2020	NGN	231,750		$600	1	0
JPM	10/2019	MXN	2,614		133	1	0
	10/2019	RUB	229,283		3,561	32	0
MYI	10/2019	BRL	1,167		280	0	(1)
	10/2019		$280	BRL	1,167	1	0
	10/2019		689	TRY	4,052	25	0
SCX	10/2019	BRL	6,694		$1,617	6	0
	10/2019	EUR	13,209		14,659	262	0
	10/2019	TRY	1,555		260	0	(14)
	10/2019		$1,607	BRL	6,694	4	0
	11/2019		1,614		6,694	0	(7)
Total Forward Foreign Currency Contracts						$707	$(196)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	700	(7)	0
Total Written Options						$(17)	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	09/20/2020	1.510%	$300	$26	$(25)	$1	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	1.510	100	9	(8)	1	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	3.525	3,000	377	(30)	347	0
						$412	$(63)	$349	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	0.453%	$300	$(18)	$19	$1	$0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.273	300	(16)	18	2	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.192	400	(25)	28	3	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.099	200	(8)	10	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.692	1,500	20	1	21	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.391	500	0	1	1	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.350	500	(15)	22	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.295	400	1	0	1	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.124	3,000	41	18	59	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.273	400	(23)	26	3	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.762	100	(14)	15	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.120	500	(36)	35	0	(1)
CBK	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.762	300	(41)	44	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.295	600	2	(1)	1	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2019	0.600	3,000	19	(15)	4	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	0.681	1,800	(17)	22	5	0
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.273	200	(11)	12	1	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.528	400	(12)	11	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.295	400	2	(1)	1	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.087	200	(2)	3	1	0
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.273	200	(11)	12	1	0
	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	5.029	600	(39)	40	1	0
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	5.141	300	(23)	22	0	(1)
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.305	700	(60)	41	0	(19)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.295	2,900	(188)	224	36	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.453	200	(12)	13	1	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.762	100	(14)	15	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	100	(1)	0	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.442	2,000	5	1	6	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.453	700	1	2	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2020	0.322	1,700	9	0	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	400	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	200	(3)	2	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.692	4,100	43	16	59	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.391	1,000	(37)	39	2	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.192	300	(19)	21	2	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.503	400	10	(1)	9	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2019	1.046	500	(6)	6	0	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.815	1,700	(3)	18	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	500	(3)	(1)	0	(4)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.692	1,400	8	12	20	0
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.295	100	(7)	8	1	0
							$(509)	$765	$284	$(28)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	3-Month CNY-CNREPOFIX	2.695%	Quarterly	08/09/2024	CNY	21,000	$0	$(28)	$0	$(28)
GST	Pay	3-Month CNY-CNREPOFIX	2.746	Quarterly	08/20/2024		20,400	0	(21)	0	(21)
SCX	Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	08/08/2024		19,700	0	(25)	0	(25)
								$0	$(74)	$0	$(74)
Total Swap Agreements								$(97)	$628	$633	$(102)

(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$740	$0	$740
Argentina
Sovereign Issues	0	6,751	0	6,751
Armenia
Sovereign Issues	0	294	0	294
Austria
Corporate Bonds & Notes	0	209	0	209
Azerbaijan
Corporate Bonds & Notes	0	3,139	0	3,139
Sovereign Issues	0	212	0	212
Bahamas
Sovereign Issues	0	1,328	0	1,328
Brazil
Corporate Bonds & Notes	0	7,688	0	7,688
Loan Participations and Assignments	0	0	1,618	1,618
Sovereign Issues	0	888	0	888
Cayman Islands
Asset-Backed Securities	0	0	301	301
Corporate Bonds & Notes	0	8,471	0	8,471
Chile
Corporate Bonds & Notes	0	5,434	0	5,434
China
Corporate Bonds & Notes	0	4,123	0	4,123
Colombia
Corporate Bonds & Notes	0	1,409	0	1,409
Sovereign Issues	0	4,758	0	4,758
Costa Rica
Sovereign Issues	0	742	0	742
Dominican Republic
Sovereign Issues	0	7,050	0	7,050
Ecuador
Sovereign Issues	0	3,654	0	3,654
Egypt
Sovereign Issues	0	7,193	0	7,193
El Salvador
Sovereign Issues	0	1,698	0	1,698
Gabon
Sovereign Issues	0	200	0	200
Germany
Corporate Bonds & Notes	0	1,205	0	1,205
Ghana
Sovereign Issues	0	2,475	0	2,475
Guatemala
Sovereign Issues	0	1,877	0	1,877
Hong Kong
Corporate Bonds & Notes	0	3,147	0	3,147
Hungary
Sovereign Issues	0	521	0	521
India
Corporate Bonds & Notes	0	213	0	213
Sovereign Issues	0	1,451	0	1,451
Indonesia
Corporate Bonds & Notes	0	8,859	0	8,859
Sovereign Issues	0	12,802	0	12,802
Ireland
Corporate Bonds & Notes	0	3,404	0	3,404
Israel
Sovereign Issues	0	353	0	353
Ivory Coast
Sovereign Issues	0	1,125	0	1,125
Jersey, Channel Islands
Asset-Backed Securities	0	0	244	244
Jordan
Sovereign Issues	0	1,343	0	1,343
Kazakhstan
Corporate Bonds & Notes	0	3,201	0	3,201
Sovereign Issues	0	724	0	724
Kenya
Sovereign Issues	0	832	0	832
Luxembourg
Corporate Bonds & Notes	0	11,411	0	11,411
Malaysia
Corporate Bonds & Notes	0	249	0	249
Mauritius
Corporate Bonds & Notes	0	505	0	505
Mexico
Corporate Bonds & Notes	0	13,105	0	13,105
Sovereign Issues	0	6,511	0	6,511
Mongolia
Sovereign Issues	0	1,238	0	1,238
Morocco
Corporate Bonds & Notes	0	328	0	328
Namibia
Sovereign Issues	0	304	0	304

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Netherlands
Corporate Bonds & Notes	0	1,743	0	1,743
Nigeria
Sovereign Issues	0	3,420	0	3,420
Oman
Corporate Bonds & Notes	0	429	0	429
Sovereign Issues	0	7,491	0	7,491
Pakistan
Corporate Bonds & Notes	0	402	0	402
Sovereign Issues	0	395	0	395
Panama
Corporate Bonds & Notes	0	886	0	886
Sovereign Issues	0	1,647	0	1,647
Paraguay
Sovereign Issues	0	813	0	813
Peru
Corporate Bonds & Notes	0	1,483	0	1,483
Sovereign Issues	0	4,716	0	4,716
Philippines
Corporate Bonds & Notes	0	1,125	0	1,125
Poland
Sovereign Issues	0	213	0	213
Qatar
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	5,750	0	5,750
Romania
Sovereign Issues	0	3,440	0	3,440
Russia
Corporate Bonds & Notes	0	847	0	847
Sovereign Issues	0	5,772	0	5,772
Saudi Arabia
Sovereign Issues	0	5,271	0	5,271
Senegal
Sovereign Issues	0	1,418	0	1,418
Serbia
Sovereign Issues	0	1,364	0	1,364
Singapore
Corporate Bonds & Notes	0	900	0	900
South Africa
Corporate Bonds & Notes	0	4,348	0	4,348
Sovereign Issues	0	4,785	0	4,785
Sri Lanka
Sovereign Issues	0	2,646	0	2,646
Tanzania
Loan Participations and Assignments	0	0	1,697	1,697
Sovereign Issues	0	158	0	158
Thailand
Corporate Bonds & Notes	0	1,454	0	1,454
Trinidad and Tobago
Corporate Bonds & Notes	0	177	0	177
Turkey
Corporate Bonds & Notes	0	852	0	852
Loan Participations and Assignments	0	1,088	0	1,088
Sovereign Issues	0	13,711	0	13,711
Ukraine
Sovereign Issues	0	9,738	0	9,738
United Arab Emirates
Corporate Bonds & Notes	0	793	0	793
Sovereign Issues	0	404	0	404
United Kingdom
Corporate Bonds & Notes	0	73	0	73
United States
Asset-Backed Securities	0	4,196	0	4,196
Corporate Bonds & Notes	0	4,118	0	4,118
Non-Agency Mortgage-Backed Securities	0	2,974	0	2,974
U.S. Government Agencies	0	23,279	0	23,279
Uruguay
Sovereign Issues	0	2,612	0	2,612
Venezuela
Corporate Bonds & Notes	0	847	0	847
Sovereign Issues	0	1,186	0	1,186
Virgin Islands (British)
Corporate Bonds & Notes	0	398	0	398
Zambia
Sovereign Issues	0	427	0	427
Short-Term Instruments
Repurchase Agreements	0	3,650	0	3,650
Nigeria Treasury Bills	0	602	0	602
U.S. Treasury Bills	0	267	0	267
	$0	$277,995	$3,860	$281,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,470	$0	$0	$4,470

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Investments	$4,470	$277,995	$3,860	$286,325
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,663)	$0	$(3,663)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	3	0	12
Over the counter	0	1,340	0	1,340
	$9	$1,343	$0	$1,352
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(2)	0	(15)
Over the counter	0	(298)	0	(298)
	$(13)	$(300)	$0	$(313)
Total Financial Derivative Instruments	$(4)	$1,043	$0	$1,039
Totals	$4,466	$275,375	$3,860	$283,701

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,545	$0	$0	$0	$0	$73	$0	$0	$1,618	$73
Cayman Islands
Asset-Backed Securities	0	332	(33)	0	0	2	0	0	301	2
Jersey, Channel Islands
Asset-Backed Securities	0	303	(62)	1	1	1	0	0	244	1
Luxembourg
Asset-Backed Securities	72	0	(70)	1	2	(5)	0	0	0	0
Mexico
Common Stocks	0	29	(29)	0	0	0	0	0	0	(29)
Tanzania
Loan Participations and Assignments	984	683	0	0	0	30	0	0	1,697	30
Totals	$2,601	$1,347	$(194)	$2	$3	$101	$0	$0	$3,860	$77

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,618	Proxy Pricing	Base Price	101.080
Cayman Islands
Asset-Backed Securities	301	Other Valuation Techniques(2)	–	-
Jersey, Channel Islands
Asset-Backed Securities	244	Other Valuation Techniques(2)	–	-
Tanzania
Loan Participations and Assignments	1,009	Proxy Pricing	Base Price	100.897
	688	Third Party Vendor	Broker Quote	100.250
Total	$3,860
(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,640	$27
79.499% (ARLLMONP) due 06/21/2020 ~(a)		6,980	52
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		620	4
Total Argentina (Cost $524)			83
AUSTRALIA 0.7%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$600	629
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Liberty Funding Pty. Ltd. 2.420% due 01/25/2049 •	AUD	337	228
SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp. 4.250% due 07/21/2023		800	605
Total Australia (Cost $1,647)			1,462
BRAZIL 3.0%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV 5.093% due 01/15/2030		$1,060	1,107
SOVEREIGN ISSUES 2.4%
Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021	BRL	18,142	4,684
Total Brazil (Cost $5,950)			5,791
CANADA 2.3%
CORPORATE BONDS & NOTES 1.8%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$95	98
Bank of Nova Scotia 1.875% due 04/26/2021		500	500
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021		200	204
Enbridge, Inc. 2.819% (US0003M + 0.700%) due 06/15/2020 ~		200	201
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	360
HSBC Bank Canada 3.300% due 11/28/2021		$500	514
Royal Bank of Canada 2.300% due 03/22/2021		600	603
Toronto-Dominion Bank 2.500% due 01/18/2022		1,100	1,116
			3,596
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
2.044% due 06/01/2020	CAD	141	106
2.244% due 07/01/2020		439	332
2.244% due 08/01/2020		158	119

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		177	135
			692
SOVEREIGN ISSUES 0.1%
Canadian Government Real Return Bond 1.500% due 12/01/2044 (e)		237	232
Total Canada (Cost $4,460)			4,520
CAYMAN ISLANDS 2.7%
ASSET-BACKED SECURITIES 1.9%
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •		$100	99
Figueroa CLO Ltd. 3.203% due 01/15/2027 •		405	405
Gallatin CLO Ltd. 3.328% due 01/21/2028 •		300	300
Jamestown CLO Ltd. 3.523% due 01/17/2027 •		918	921
Palmer Square Loan Funding Ltd. 3.058% due 11/15/2026 •		414	414
Symphony CLO Ltd. 3.333% due 10/15/2025 •		909	909
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •		500	500
Venture CDO Ltd. 3.183% due 04/15/2027		100	100
			3,648
CORPORATE BONDS & NOTES 0.8%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	321
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	305
4.303% due 01/19/2029		500	560
Sands China Ltd.
5.125% due 08/08/2025		200	220
5.400% due 08/08/2028		200	226
			1,632
Total Cayman Islands (Cost $5,163)			5,280
CHINA 4.7%
SOVEREIGN ISSUES 4.7%
China Development Bank
3.050% due 08/25/2026	CNY	5,200	699
3.680% due 02/26/2026		20,200	2,833
3.800% due 01/25/2036		1,000	138
4.040% due 04/10/2027		15,600	2,223
4.150% due 10/26/2025		2,500	360
4.240% due 08/24/2027		19,400	2,801
China Government Bond 2.740% due 08/04/2026		800	109
Total China (Cost $9,414)			9,163
DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	9,800	1,435
1.500% due 10/01/2037		1,791	270
1.500% due 10/01/2050		3,500	524
3.000% due 10/01/2047		3	1
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		531	80
1.500% due 10/01/2050		900	135
2.000% due 10/01/2047		6,298	945
2.000% due 10/01/2050		1,572	236
Nykredit Realkredit A/S
1.000% due 10/01/2050		15,800	2,327
1.500% due 10/01/2037		1,940	292
1.500% due 10/01/2050		9,482	1,422
2.500% due 10/01/2036		106	16
2.500% due 10/01/2047		19	3
Realkredit Danmark A/S
2.500% due 04/01/2036		64	10
2.500% due 07/01/2047		46	7

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Denmark (Cost $7,772)			7,703
FRANCE 5.1%
CORPORATE BONDS & NOTES 0.7%
Dexia Credit Local S.A.
2.250% due 02/18/2020		$250	250
2.375% due 09/20/2022		1,200	1,217
			1,467
SOVEREIGN ISSUES 4.4%
France Government International Bond
2.000% due 05/25/2048	EUR	4,100	6,293
3.250% due 05/25/2045		1,300	2,414
			8,707
Total France (Cost $7,753)			10,174
GERMANY 1.3%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG 4.250% due 10/14/2021		$1,100	1,116
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		400	405
Kreditanstalt fuer Wiederaufbau 0.750% due 01/15/2029	EUR	200	240
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	149
5.375% due 04/23/2024	NZD	500	369
			2,279
SOVEREIGN ISSUES 0.1%
State of North Rhine-Westphalia 1.100% due 03/13/2034	EUR	200	251
Total Germany (Cost $2,552)			2,530
GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$600	627
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		190	193
Total Guernsey, Channel Islands (Cost $789)			820
INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd. 5.750% due 11/16/2020		$500	516
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		200	202
Total India (Cost $719)			718
INDONESIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$500	525
Total Indonesia (Cost $514)			525
IRELAND 0.9%
ASSET-BACKED SECURITIES 0.9%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	400	436
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		600	658
Dorchester Park CLO DAC 3.178% due 04/20/2028 •		$600	598

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Ireland (Cost $1,725)			1,692
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$200	217
4.125% due 01/17/2048		200	236
Total Israel (Cost $397)			453
ITALY 3.0%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.082% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	500	549
1.327% (EUR003M + 1.700%) due 10/25/2021 ~		600	663
UniCredit SpA 7.830% due 12/04/2023		$500	587
			1,799
SOVEREIGN ISSUES 2.1%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	400	463
2.100% due 07/15/2026		800	966
2.500% due 11/15/2025		700	859
3.000% due 08/01/2029		1,400	1,841
			4,129
Total Italy (Cost $5,634)			5,928
JAPAN 7.3%
CORPORATE BONDS & NOTES 1.6%
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		$600	600
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		500	504
2.950% due 03/01/2021		200	202
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		500	498
Mizuho Financial Group, Inc. 2.721% due 07/16/2023 •		700	706
ORIX Corp. 3.250% due 12/04/2024		100	104
Sumitomo Mitsui Financial Group, Inc. 3.782% (US0003M + 1.680%) due 03/09/2021 ~		300	306
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	225
			3,145
SOVEREIGN ISSUES 5.7%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	522
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	203
2.375% due 11/16/2022		200	203
2.500% due 06/01/2022		200	203
3.250% due 07/20/2023		300	315
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	1,002
2.625% due 04/20/2022		600	610
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	171,406	1,654
0.100% due 06/20/2029		230,000	2,196
0.500% due 09/20/2046		48,000	465
0.500% due 03/20/2049		160,000	1,541
0.700% due 12/20/2048		180,000	1,827
Tokyo Metropolitan Government 2.000% due 05/17/2021		$500	499
			11,240
Total Japan (Cost $13,941)			14,385
KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,600	1,728

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Kuwait (Cost $1,588)			1,728
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$400	423
Total Lithuania (Cost $415)			423
LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	541	580
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$400	405
Total Luxembourg (Cost $1,006)			985
NETHERLANDS 3.3%
ASSET-BACKED SECURITIES 0.8%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	273
Babson Euro CLO BV 0.447% due 10/25/2029 •		500	545
Dryden Euro CLO BV 0.880% due 01/15/2030 •		400	436
Penta CLO BV 0.790% due 08/04/2028 •		300	327
			1,581
CORPORATE BONDS & NOTES 2.5%
Cooperatieve Rabobank UA
2.973% (US0003M + 0.860%) due 09/26/2023 ~		$500	501
3.875% due 09/26/2023		600	636
6.625% due 06/29/2021 •(f)(g)	EUR	200	238
6.875% due 03/19/2020 (g)		400	450
Enel Finance International NV 2.650% due 09/10/2024		$200	200
ING Bank NV 2.625% due 12/05/2022		700	717
ING Groep NV
3.085% (US0003M + 1.000%) due 10/02/2023 ~		700	703
4.100% due 10/02/2023		500	531
JT International Financial Services BV 3.500% due 09/28/2023		500	521
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		200	200
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	100	137
			4,834
Total Netherlands (Cost $6,400)			6,415
NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S 2.500% due 03/28/2022		$600	609
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,600	183
Total Norway (Cost $821)			792
PERU 1.4%
SOVEREIGN ISSUES 1.4%
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,100	1,377
6.350% due 08/12/2028		3,900	1,348

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Peru (Cost $2,425)			2,725
QATAR 1.8%
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.875% due 04/23/2023		$1,600	1,694
4.000% due 03/14/2029		600	666
4.500% due 01/20/2022		200	211
4.500% due 04/23/2028		800	913
Total Qatar (Cost $3,202)			3,484
SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
2.375% due 10/26/2021		$1,900	1,905
2.875% due 03/04/2023		200	204
3.250% due 10/26/2026		300	310
3.625% due 03/04/2028		200	212
4.000% due 04/17/2025		800	858
4.375% due 04/16/2029		200	225
Total Saudi Arabia (Cost $3,580)			3,714
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$200	206
DBS Bank Ltd. 3.300% due 11/27/2021		200	205
Total Singapore (Cost $400)			411
SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$200	200
Total South Korea (Cost $199)			200
SPAIN 7.1%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(f)(g)	EUR	200	223
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$200	203
			426
SOVEREIGN ISSUES 6.9%
Autonomous Community of Andalusia 4.850% due 03/17/2020	EUR	500	558
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	137
4.950% due 02/11/2020		1,000	1,109
Autonomous Community of Madrid 4.688% due 03/12/2020		500	557
Spain Government International Bond
0.250% due 07/30/2024		800	895
0.600% due 10/31/2029		3,100	3,535
1.400% due 07/30/2028 (i)		2,700	3,291
1.450% due 04/30/2029 (i)		2,800	3,441
2.150% due 10/31/2025		20	25
			13,548
Total Spain (Cost $14,090)			13,974
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank 0.500% due 07/21/2023	AUD	600	394

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Supranational (Cost $467)			394
SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	4,000	453
Total Sweden (Cost $467)			453
SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$400	446
UBS AG
2.200% due 06/08/2020		200	200
7.625% due 08/17/2022 (g)		750	847
			1,493
SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	100	158
Total Switzerland (Cost $1,615)			1,651
UNITED ARAB EMIRATES 0.6%
SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$700	708
3.125% due 10/11/2027		500	526
Total United Arab Emirates (Cost $1,196)			1,234
UNITED KINGDOM 8.9%
CORPORATE BONDS & NOTES 5.0%
Barclays Bank PLC 7.625% due 11/21/2022 (g)		$500	552
Barclays PLC
3.588% (US0003M + 1.430%) due 02/15/2023 ~		200	200
4.291% (US0003M + 2.110%) due 08/10/2021 ~		400	408
7.750% due 09/15/2023 •(f)(g)		300	312
8.000% due 12/15/2020 •(f)(g)	EUR	700	817
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	200	257
HSBC Holdings PLC 6.500% due 03/23/2028 •(f)(g)		$300	314
Imperial Brands Finance PLC
3.500% due 07/26/2026		400	400
3.875% due 07/26/2029		500	505
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	600	940
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(f)(g)		200	289
Natwest Markets PLC
0.000% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	100	109
0.625% due 03/02/2022		100	110
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	200	243
Reckitt Benckiser Treasury Services PLC 2.695% (US0003M + 0.560%) due 06/24/2022 ~		$300	299
Royal Bank of Scotland Group PLC 2.500% due 03/22/2023	EUR	500	584
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$900	904
2.875% due 08/05/2021		300	301
3.571% due 01/10/2023		200	203
6.750% due 06/24/2024 •(f)(g)	GBP	400	515
7.375% due 06/24/2022 •(f)(g)		200	261
Tesco PLC 6.125% due 02/24/2022		83	114
Tesco Property Finance PLC 5.801% due 10/13/2040		146	237
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	389

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Virgin Money PLC 2.250% due 04/21/2020	500	618
		9,881
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Eurohome UK Mortgages PLC 0.935% due 06/15/2044 •	506	601
Eurosail PLC 1.730% due 06/13/2045 •	466	568
Finsbury Square PLC 1.730% due 09/12/2068 •	381	469
Hawksmoor Mortgages 0.000% due 05/25/2053 •	700	863
Lanark Master Issuer PLC 1.581% (BP0003M + 0.820%) due 12/22/2069 ~	373	461
Residential Mortgage Securities PLC
1.726% due 12/20/2046 •	321	395
1.979% due 09/20/2065 •	354	437
Ripon Mortgages PLC 1.561% due 08/20/2056 •	1,133	1,390
Stanlington PLC 1.780% due 06/12/2046 •	650	799
Towd Point Mortgage Funding PLC
1.798% due 10/20/2051 •	566	698
1.961% due 02/20/2054 •	604	743
		7,424
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,360	263
Total United Kingdom (Cost $18,370)		17,568
	PRINCIPAL AMOUNT (000s)
UNITED STATES 70.7%
ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp. Home Equity Loan Trust 2.918% due 08/25/2035 •	$500	497
Amortizing Residential Collateral Trust 2.718% due 10/25/2031 •	1	1
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	293	294
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ	258	260
Citigroup Mortgage Loan Trust, Inc. 2.678% due 07/25/2035 •	500	496
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	868	968
Countrywide Asset-Backed Certificates
2.238% due 06/25/2047 •	1,000	971
2.418% due 08/25/2034 •	140	140
Countrywide Asset-Backed Certificates Trust 2.758% due 08/25/2047 •	113	112
Credit-Based Asset Servicing & Securitization Trust 2.078% due 11/25/2036 •	18	11
EMC Mortgage Loan Trust 2.918% due 05/25/2043 •	47	47
GSAMP Trust 2.268% due 05/25/2046 •	500	481
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	159	89
JPMorgan Mortgage Acquisition Trust 2.298% due 03/25/2047 •	1,632	1,489
Morgan Stanley ABS Capital, Inc. Trust
2.128% due 03/25/2037 •	1,004	542
2.268% due 08/25/2036 •	2,385	1,492
New Century Home Equity Loan Trust 2.753% due 06/25/2035 •	500	502
NovaStar Mortgage Funding Trust
2.148% due 03/25/2037 •	788	588
2.558% due 05/25/2036 •	500	471
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	458	239

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 2.068% due 12/25/2036 •		7	4
Soundview Home Loan Trust 2.268% due 11/25/2036 •		600	565
Structured Asset Securities Corp. Mortgage Loan Trust 3.600% due 04/25/2035 •		7	7
Terwin Mortgage Trust 2.958% due 11/25/2033 •		13	12
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	512
Washington Mutual Asset-Backed Certificates Trust 2.078% due 10/25/2036 •		39	20
			10,810
CORPORATE BONDS & NOTES 11.8%
AIG Global Funding 2.565% (US0003M + 0.480%) due 07/02/2020 ~		400	401
Allergan Sales LLC 5.000% due 12/15/2021		200	210
Ally Financial, Inc. 3.750% due 11/18/2019		200	200
American Tower Corp. 3.800% due 08/15/2029		400	428
Arrow Electronics, Inc. 3.500% due 04/01/2022		400	408
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	592
2.953% (US0003M + 0.650%) due 01/15/2020 ~		$900	901
3.253% (US0003M + 0.950%) due 07/15/2021 ~		900	908
Bank of America Corp. 5.875% due 03/15/2028 •(f)		300	325
BAT Capital Corp.
2.765% due 08/14/2020 •		300	301
3.557% due 08/15/2027		400	403
Bayer U.S. Finance LLC
3.129% (US0003M + 1.010%) due 12/15/2023 ~		300	300
4.250% due 12/15/2025		200	214
BMW U.S. Capital LLC 2.545% (US0003M + 0.370%) due 08/14/2020 ~		500	501
British Airways Pass-Through Trust 3.350% due 12/15/2030		100	102
Campbell Soup Co.
3.300% due 03/15/2021		100	102
3.650% due 03/15/2023		100	104
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	104
Charter Communications Operating LLC
4.464% due 07/23/2022		900	948
6.384% due 10/23/2035		600	728
Citizens Bank N.A. 2.702% (US0003M + 0.570%) due 05/26/2020 ~		600	602
Comcast Corp. 2.429% (US0003M + 0.330%) due 10/01/2020 ~		200	200
Constellation Brands, Inc. 2.650% due 11/07/2022		500	506
Continental Resources, Inc. 4.375% due 01/15/2028		100	104
CVS Health Corp. 3.700% due 03/09/2023		100	104
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~		200	201
Duke Energy Corp. 2.400% due 08/15/2022		500	505
eBay, Inc. 2.150% due 06/05/2020		400	400
EPR Properties 4.500% due 06/01/2027		300	319
Equifax, Inc. 3.028% (US0003M + 0.870%) due 08/15/2021 ~		100	100
ERAC USA Finance LLC 5.250% due 10/01/2020		500	516
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	111
Fiserv, Inc. 3.200% due 07/01/2026		$500	519
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	800	857
0.030% due 05/14/2021 •		100	108
3.311% (US0003M + 1.000%) due 01/09/2020 ~		$400	400
GLP Capital LP 5.300% due 01/15/2029		400	442
Harley-Davidson Financial Services, Inc. 3.078% (US0003M + 0.940%) due 03/02/2021 ~		200	200
International Lease Finance Corp. 8.250% due 12/15/2020		300	321

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 •	300	302
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	102
6.850% due 02/15/2020	1,100	1,119
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~	300	300
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~	100	100
Molson Coors Brewing Co. 2.100% due 07/15/2021	300	300
Morgan Stanley 2.731% (US0003M + 0.550%) due 02/10/2021 ~	100	100
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022	400	402
Navient Corp. 8.000% due 03/25/2020	100	102
New York Life Global Funding 2.250% due 07/12/2022	500	504
NextEra Energy Capital Holdings, Inc. 2.544% (US0003M + 0.400%) due 08/21/2020 ~	200	200
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~	200	199
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
2.919% (US0003M + 0.800%) due 06/15/2021 ~	100	100
3.950% due 06/15/2023	400	415
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	300	302
4.738% due 09/20/2029	200	213
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	400	400
United Technologies Corp. 3.950% due 08/16/2025	200	219
Verizon Communications, Inc. 4.329% due 09/21/2028	305	346
Volkswagen Group of America Finance LLC
2.946% (US0003M + 0.770%) due 11/13/2020 ~	200	201
3.121% (US0003M + 0.940%) due 11/12/2021 ~	300	302
WEA Finance LLC 3.750% due 09/17/2024	200	212
Wells Fargo & Co. 3.393% (US0003M + 1.110%) due 01/24/2023 ~	600	607
Wells Fargo Bank N.A. 3.550% due 08/14/2023	500	526
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	100
3.150% due 04/01/2022	400	408
3.375% due 11/30/2021	300	306
		23,182
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~	295	293
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust 4.602% due 09/25/2035 ^~	8	8
American Home Mortgage Assets Trust
2.208% due 05/25/2046 ^•	203	193
2.228% due 10/25/2046 •	375	264
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	552	547
Banc of America Funding Trust
4.417% due 10/20/2046 ^~	77	66
4.701% due 02/20/2036 ~	101	101
5.500% due 01/25/2036	157	141
BCAP LLC Trust
2.188% due 01/25/2037 ^•	178	172
5.250% due 04/26/2037	681	571
Bear Stearns Adjustable Rate Mortgage Trust
3.441% due 05/25/2034 ~	6	5
4.342% due 08/25/2033 ~	6	7
4.380% due 05/25/2047 ^~	157	149
4.419% due 10/25/2033 ~	5	5
4.453% due 11/25/2034 ~	3	3
4.855% due 05/25/2034 ~	15	15
Bear Stearns ALT-A Trust
3.962% due 08/25/2036 ^~	140	95
4.040% due 11/25/2035 ^~	93	82
4.201% due 09/25/2035 ^~	86	72
Bear Stearns Structured Products, Inc. Trust 3.615% due 12/26/2046 ^~	69	60

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Chase Mortgage Finance Trust 3.771% due 07/25/2037 ~	21	19
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.198% due 07/25/2036 •	559	557
Citigroup Mortgage Loan Trust 4.970% due 10/25/2035 ^•	335	337
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •	14	14
Countrywide Alternative Loan Trust
2.188% due 01/25/2037 ^•	102	101
2.239% due 12/20/2046 ^•	301	274
2.254% due 03/20/2046 •	96	89
2.254% due 07/20/2046 ^•	184	154
2.298% due 02/25/2037 •	108	101
2.368% due 05/25/2037 ^•	47	21
3.946% due 11/25/2035 •	20	18
4.058% due 11/25/2035 ^~	188	180
4.486% due 11/25/2035 •	20	19
5.250% due 06/25/2035 ^	14	13
6.000% due 04/25/2037 ^	48	33
6.250% due 08/25/2037 ^	25	21
6.500% due 06/25/2036 ^	125	94
Countrywide Home Loan Mortgage Pass-Through Trust
2.288% due 04/25/2046 •	1,092	481
2.478% due 05/25/2035 •	51	47
2.598% due 04/25/2035 •	9	8
2.618% due 03/25/2035 •	424	381
2.638% due 02/25/2035 •	409	400
2.658% due 03/25/2035 •	57	53
2.678% due 02/25/2035 •	5	5
2.778% due 09/25/2034 •	4	4
3.374% due 05/25/2047 ~	83	75
3.803% due 08/25/2034 ^~	2	2
4.241% due 11/25/2034 ~	11	11
4.667% due 02/20/2036 ^•	254	251
5.500% due 10/25/2035	64	56
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	0	1
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^	111	53
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.886% due 10/25/2036 ^þ	182	175
GreenPoint Mortgage Funding Trust 2.558% due 11/25/2045 •	8	7
GSR Mortgage Loan Trust
3.916% due 06/25/2034 ~	3	3
4.300% due 03/25/2033 •	5	5
4.480% due 09/25/2035 ~	74	76
HarborView Mortgage Loan Trust 3.296% due 12/19/2036 ^•	120	119
IndyMac Mortgage Loan Trust 3.819% due 09/25/2035 ^~	144	136
JPMorgan Mortgage Trust
4.108% due 01/25/2037 ^~	152	147
4.246% due 11/25/2033 ~	4	5
4.683% due 02/25/2035 ~	4	4
Luminent Mortgage Trust 2.258% due 04/25/2036 •	324	280
MASTR Adjustable Rate Mortgages Trust 4.061% due 05/25/2034 ~	350	354
MASTR Alternative Loan Trust 2.418% due 03/25/2036 ^•	44	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.468% due 12/15/2030 •	5	5
Merrill Lynch Mortgage Investors Trust
2.228% due 02/25/2036 •	57	56
4.291% due 02/25/2036 ~	22	22
4.437% due 02/25/2033 ~	6	6
Merrill Lynch Mortgage-Backed Securities Trust 5.261% due 04/25/2037 ^~	6	6
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.726% due 10/25/2035 ~	9	9
OBX Trust 2.668% due 06/25/2057 •	314	314
Residential Accredit Loans, Inc. Trust
2.228% due 04/25/2046 •	143	64
6.000% due 12/25/2036 ^	290	274
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	68	66
Structured Adjustable Rate Mortgage Loan Trust
4.234% due 09/25/2034 ~	6	6
4.458% due 02/25/2034 ~	7	7
4.608% due 04/25/2034 ~	12	13
Structured Asset Mortgage Investments Trust
2.208% due 07/25/2046 ^•	293	254
2.228% due 05/25/2036 •	77	73

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

2.238% due 05/25/2036 •	327	313
2.238% due 09/25/2047 •	318	313
2.298% due 02/25/2036 ^•	364	353
2.307% due 07/19/2035 •	106	105
2.637% due 07/19/2034 •	1	1
2.757% due 03/19/2034 •	3	3
Structured Asset Securities Corp. 2.298% due 01/25/2036 •	95	88
SunTrust Alternative Loan Trust 2.668% due 12/25/2035 ^•	546	461
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 12/25/2045 •	28	27
2.328% due 01/25/2045 •	5	5
2.655% due 07/25/2046 •	145	141
2.658% due 01/25/2045 •	5	5
3.146% due 02/25/2047 ^•	258	252
3.446% due 01/25/2037 ^~	20	19
3.675% due 12/25/2036 ^~	4	4
3.720% due 06/25/2037 ^~	49	46
3.823% due 12/25/2036 ^~	27	27
3.846% due 08/25/2042 •	3	3
3.875% due 09/25/2036 ~	64	62
4.515% due 02/25/2033 ~	40	41
4.684% due 06/25/2033 ~	4	4
4.863% due 03/25/2034 ~	15	16
Washington Mutual Mortgage Pass-Through Certificates Trust 3.386% due 07/25/2046 ^•	45	34
Wells Fargo Mortgage-Backed Securities Trust 5.750% due 02/25/2037	3	3
		11,249
U.S. GOVERNMENT AGENCIES 39.0%
Fannie Mae
2.138% due 03/25/2034 •	2	2
2.168% due 08/25/2034 •	1	1
2.418% due 06/25/2036 •	18	19
3.849% due 10/01/2034 •	1	1
4.284% due 12/01/2034 •	2	2
4.726% due 11/01/2034 •	17	19
6.000% due 07/25/2044	15	17
Fannie Mae UMBS 3.000% due 08/01/2042 - 08/01/2043	203	209
Fannie Mae UMBS, TBA
3.000% due 11/01/2049	7,900	8,016
3.500% due 11/01/2049	31,200	32,018
4.000% due 10/01/2049 - 11/01/2049	29,600	30,728
Freddie Mac
2.158% due 09/25/2031 •	13	13
2.169% due 01/15/2038 ~(a)	242	17
2.580% due 01/15/2038	242	240
3.000% due 03/01/2045	633	650
3.500% due 07/01/2048	4,281	4,402
3.646% due 10/25/2044 •	27	28
4.773% due 04/01/2037 •	17	18
4.805% due 02/01/2029 •	1	1
6.000% due 04/15/2036	210	243
Ginnie Mae
4.125% (H15T1Y + 1.500%) due 11/20/2024 ~	1	1
6.000% due 09/20/2038	4	4
		76,649
U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
2.875% due 05/15/2043 (l)	100	115
3.125% due 02/15/2043 (l)	100	119
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (i)	1,266	1,254
0.375% due 07/15/2025 (l)	411	417
0.500% due 01/15/2028	2,184	2,239
0.625% due 01/15/2026 (l)	389	399
1.000% due 02/15/2048 (i)	728	819
1.375% due 02/15/2044 (l)	330	396
1.750% due 01/15/2028 (i)	2,449	2,758
2.500% due 01/15/2029 (i)	2,019	2,444
3.875% due 04/15/2029 (i)(l)	718	964
U.S. Treasury Notes
2.625% due 06/15/2021 (l)	200	203
2.875% due 04/30/2025 (i)	4,300	4,595

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

			16,722
Total United States (Cost $134,726)			138,905
SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (h) 1.6%			3,117
ARGENTINA TREASURY BILLS 0.0%
35.633% due 02/26/2020 - 05/13/2020 (c)(d)	ARS	1,110	11
SOUTH AFRICA TREASURY BILLS 0.4%
7.490% due 12/04/2019 - 02/26/2020 (c)(d)	ZAR	12,900	843
Total Short-Term Instruments (Cost $4,005)			3,971
Total Investments in Securities (Cost $263,926)			270,254
		SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short Asset Portfolio		694,117	6,908
PIMCO Short-Term Floating NAV Portfolio III		226,313	2,239
Total Short-Term Instruments (Cost $9,168)			9,147
Total Investments in Affiliates (Cost $9,168)			9,147
Total Investments 142.2% (Cost $273,094)			$279,401
Financial Derivative Instruments (j)(k) (0.3)%(Cost or Premiums, net $362)			(500)
Other Assets and Liabilities, net (41.9)%			(82,363)
Net Assets 100.0%			$196,538

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019		$463	U.S. Treasury Notes 2.250% due 03/31/2021	$(474)	$463	$463
MEI	1.700	09/24/2019	11/07/2019	CAD	3,517	Canada Government International Bond 2.750% due 12/01/2048	(2,639)	2,654	2,655
Total Repurchase Agreements							$(3,113)	$3,117	$3,118
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.190%	08/09/2019	11/12/2019		$(2,478)	$(2,486)
	2.330	07/24/2019	10/22/2019		(1,063)	(1,067)
BPS	(0.440)	09/16/2019	10/17/2019	EUR	(2,468)	(2,690)
	(0.380)	08/08/2019	10/17/2019		(1,903)	(2,073)
BSN	2.290	08/01/2019	10/02/2019		$(4,260)	(4,277)
	2.310	08/02/2019	10/03/2019		(1,009)	(1,013)
CIB	2.260	09/18/2019	10/16/2019		(1,105)	(1,106)
SCX	2.270	09/03/2019	10/03/2019		(1,086)	(1,088)
Total Reverse Repurchase Agreements						$(15,800)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (1.3)%
Sovereign Issues (1.3)%
Canada Government Bond	2.750%	12/01/2048	CAD	2,700	$(2,664)	$(2,639)
Total Short Sales (1.3)%					$(2,664)	$(2,639)

(i)	Securities with an aggregate market value of $15,786 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(12,530) at a weighted average interest rate of 1.559%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $19 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures		$109.250	11/22/2019	519	$519	$5	$1
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		143.000	11/22/2019	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		143.500	11/22/2019	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		144.000	11/22/2019	34	34	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		144.500	11/22/2019	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		146.000	11/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		148.500	11/22/2019	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		149.000	11/22/2019	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		150.500	11/22/2019	13	13	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		151.000	11/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures		151.500	11/22/2019	25	25	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures		135.000	11/22/2019	31	31	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures		137.000	11/22/2019	5	5	0	0
Call - MSE Canada Government 10-Year Bond December 2019 Futures	CAD	169.000	11/15/2019	37	37	1	0
Total Purchased Options						$6	$1
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$117.000	10/25/2019	63	$63	$(13)	$(1)
Call - CBOT U.S. Treasury 5-Year Note November 2019 Futures	119.000	10/25/2019	63	63	(16)	(31)
Total Written Options					$(29)	$(32)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	221	$17,257	$40	$0	$(17)
Australia Government 10-Year Bond December Futures	12/2019	75	7,459	47	3	(43)
Call Options Strike @ EUR 114.100 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	36	0	0	0	0
Call Options Strike @ EUR 114.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	49	0	0	0	0
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	5	0	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	37	0	0	0	0
Call Options Strike @ EUR 185.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	15	0	0	0	0
Call Options Strike @ EUR 186.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	10	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	38	0	0	0	0
Call Options Strike @ EUR 197.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	45	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	58	1	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	165	2	0	0	0
Call Options Strike @ GBP 163.000 United Kingdom Gilt December 2019 Futures (1)	11/2019	73	0	(1)	0	0
Euro-Bobl December Futures	12/2019	134	19,812	(147)	15	0
Euro-BTP Italy Government Bond December Futures	12/2019	115	15,390	80	13	(2)
Euro-Buxl 30-Year Bond December Futures	12/2019	6	1,422	(42)	0	(12)
Japan Government 10-Year Bond December Futures	12/2019	1	1,434	0	0	(2)
Put Options Strike @ EUR 100.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	9	0	0	0	0
Put Options Strike @ EUR 101.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	4	0	0	0	0
Put Options Strike @ EUR 102.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	22	0	0	0	0
Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	152	1	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2019	364	43,370	(282)	0	(17)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	36	6,909	(215)	2	0
				$(520)	$33	$(93)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	13	$(1)	$6	$0	$0
Call Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	14	0	5	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	3	(6)	(2)	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	11	(10)	0	1	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	33	(4)	25	1	0
Canada Government 10-Year Bond December Futures	12/2019	29	(3,121)	1	8	(1)
Euro-Bund 10-Year Bond December Futures	12/2019	132	(25,070)	16	17	(6)
Euro-OAT France Government 10-Year Bond December Futures	12/2019	161	(29,886)	288	23	(3)
Euro-Schatz December Futures	12/2019	90	(11,019)	13	0	(3)
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	47	(2)	3	1	0
Put Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	13	(13)	(6)	1	0
Put Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	14	(13)	(7)	2	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	66	(4)	17	1	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	3	(2)	2	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	11	(19)	4	1	(1)
U.S. Treasury 10-Year Note December Futures	12/2019	64	(8,340)	11	9	0
United Kingdom Long Gilt December Futures	12/2019	69	(11,389)	(62)	0	(33)
				$314	$65	$(47)
Total Futures Contracts				$(206)	$98	$(140)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.076%	EUR	200	$(6)	$3	$(3)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.092		$700	(19)	11	(8)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.129	EUR	200	(4)	2	(2)	0	0
							$(29)	$16	$(13)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.158%	EUR	100	$1	$0	$1	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.454		100	0	0	0	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.921		200	1	0	1	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.431		200	(3)	12	9	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.288		400	(13)	6	(7)	0	0
							$(14)	$18	$4	$0	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$2,500	$2	$5	$7	$0	$(1)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029		700	4	1	5	0	(1)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	3,800	(29)	4	(25)	0	(3)
						$(23)	$10	$(13)	$0	$(5)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022		$2,231	$(9)	$(33)	$(42)	$0	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		1,100	(21)	(13)	(34)	1	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		8,600	(401)	65	(336)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		300	(10)	(4)	(14)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		6,000	118	10	128	4	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024		1,400	28	0	28	1	0
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	400	59	(2)	57	0	0
						$(236)	$23	$(213)	$7	$0
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$3,400	$0	$1	$1	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	41,600	(1)	9	8	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,800	0	3	3	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	2,900	0	3	3	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	2,000	0	3	3	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	10,400	1	12	13	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	4,300	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	1	1	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	1,100	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	1,100	0	1	1	0	0
					$0	$34	$34	$1	$(3)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.823%	Annual	10/30/2019	$194,500	$0	$(22)	$(22)	$1	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.852	Annual	10/30/2019	194,600	0	(15)	(15)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673	Annual	04/30/2025	500	0	(39)	(39)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025	1,500	1	(119)	(118)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025	400	0	(32)	(32)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		500	0	(40)	(40)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		500	0	(40)	(40)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		900	0	(73)	(73)	0	0
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021	BRL	21,700	0	(187)	(187)	1	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	400	25	(4)	21	0	(1)
Pay(7)	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		300	6	(3)	3	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,200	(12)	356	344	0	(2)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		700	0	86	86	0	(1)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	(4)	31	27	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$16,200	317	(363)	(46)	1	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		16,300	(235)	(67)	(302)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,500	18	(87)	(69)	1	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	12	12	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		4,400	(93)	32	(61)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		2,300	(120)	(54)	(174)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	10	10	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	18	18	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(224)	(309)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		5,700	(214)	675	461	0	(1)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,400	(5)	214	209	0	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		3,500	116	366	482	0	(1)
Pay(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		400	28	16	44	0	0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		800	(7)	(232)	(239)	0	(1)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		5,300	(21)	(660)	(681)	0	(7)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,400	(7)	(302)	(309)	0	(3)
Pay(7)	3-Month USD-LIBOR	1.678	Semi-Annual	08/21/2050		450	0	(3)	(3)	1	0
Pay(7)	3-Month USD-LIBOR	1.653	Semi-Annual	08/25/2051		400	0	(6)	(6)	1	0
Pay(7)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		450	0	(8)	(8)	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	1	6	7	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021	EUR	20,400	(171)	(40)	(211)	0	(6)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022		65,300	88	(53)	35	0	(17)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/21/2023		7,800	831	175	1,006	2	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		24,100	145	391	536	8	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		4,000	(38)	14	(24)	1	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		7,500	246	283	529	0	(9)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		6,100	132	303	435	0	(6)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		12,200	(172)	127	(45)	0	(15)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,300	200	(229)	(29)	56	0
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	1,100	3	9	12	1	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022		8,400	(10)	43	33	19	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		5,700	23	121	144	27	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025		12,400	16	115	131	57	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		5,000	(14)	81	67	20	0
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		1,700	41	(71)	(30)	5	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	370,000	(2)	(7)	(9)	0	(1)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		1,390,000	(128)	(200)	(328)	27	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		530,000	10	(238)	(228)	21	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		120,000	(12)	88	76	0	(7)
							$897	$154	$1,051	$260	$(81)
Total Swap Agreements							$595	$255	$850	$268	$(89)

Cash of $5,073 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	AUD	1,727		$1,170	$5	$0
	10/2019	BRL	1,293		311	0	(1)
	10/2019	NZD	1,096		690	4	0
	10/2019		$318	BRL	1,293	0	(7)
	10/2019		6,714	DKK	45,637	0	(51)
	10/2019		174	RUB	11,327	0	0
	11/2019	EUR	1,671		$1,862	35	0
	11/2019	NOK	5,310		592	8	0
	11/2019		$224	AUD	330	0	(1)
	11/2019		2,039	GBP	1,681	31	0
	11/2019		691	NZD	1,096	0	(4)
	12/2019		1	INR	72	0	0
	01/2020	DKK	45,637		$6,769	54	0
	03/2020	RON	1,037	EUR	209	0	(7)
	03/2020		$2,141	CNH	15,444	13	0
BPS	10/2019	CAD	1,177		$889	1	0
	10/2019	GBP	725		893	2	0
	10/2019	INR	60,761		864	6	0
	10/2019	KRW	1,753,368		1,473	10	0
	10/2019	NZD	2		1	0	0
	10/2019	SEK	5,769		587	1	0
	10/2019		$592	AUD	878	0	0
	10/2019		802	CAD	1,064	2	0
	10/2019		305	CHF	302	0	(3)
	10/2019		290	EUR	266	0	0
	10/2019		296	GBP	245	5	0
	10/2019		279	INR	19,872	2	0
	10/2019		589	JPY	63,645	0	0
	10/2019		2,663	MXN	52,187	0	(28)
	10/2019		2	NOK	17	0	0
	10/2019		725	NZD	1,126	0	(20)
	10/2019		595	SEK	5,785	0	(7)
	10/2019		1,552	TWD	48,196	1	0
	10/2019		1,529	ZAR	21,837	0	(88)
	10/2019	ZAR	22,393		$1,523	54	(9)
	11/2019	EUR	593		658	10	0
	11/2019		$114	EUR	103	0	(2)
	11/2019		341	GBP	273	0	(5)
	12/2019	TWD	94,448		$3,036	0	(24)
	12/2019		$27	HKD	211	0	0
	12/2019		329	INR	23,649	3	0
	03/2020	RON	904	EUR	182	0	(6)
	05/2020		$2,607	INR	191,536	32	0
	09/2020	HKD	1,406		$179	0	(1)
BRC	10/2019	MXN	52,187		2,649	13	0
	11/2019	EUR	21,803		24,623	782	0
	11/2019	NOK	1,190		133	2	0
	11/2019		$330	EUR	299	0	(3)
	11/2019		503	GBP	400	0	(10)
	11/2019		197	JPY	21,200	0	(1)
	11/2019		449	TWD	13,919	1	0
	12/2019	HKD	3,002		$384	0	0
	12/2019	INR	29,794		409	0	(9)
	01/2020		$2,609	MXN	52,187	0	(13)
	04/2020	INR	192,989		$2,660	0	(1)
BSS	01/2020	BRL	16,900		4,264	219	0
CBK	10/2019		89		21	0	0
	10/2019	CAD	1,493		1,134	7	0
	10/2019	CHF	301		305	4	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019	DKK	49,405		7,572	360	0
	10/2019	EUR	1,349		1,491	21	0
	10/2019	JPY	191,106		1,788	20	0
	10/2019	MXN	58,835		2,920	0	(54)
	10/2019	NOK	2,673		295	1	0
	10/2019	RUB	5,987		92	0	0
	10/2019	SEK	11,755		1,219	25	0
	10/2019		$22	BRL	89	0	(1)
	10/2019		151	CAD	200	0	0
	10/2019		2	JPY	246	0	0
	10/2019		1,476	KRW	1,760,520	0	(7)
	10/2019		2,999	MXN	58,835	0	(25)
	10/2019		300	NOK	2,730	0	0
	10/2019		779	NZD	1,234	0	(7)
	10/2019		801	RON	3,433	0	(12)
	11/2019	AUD	1,934		$1,317	10	0
	11/2019	EUR	2,625		2,922	52	0
	11/2019	JPY	70,700		669	13	0
	11/2019	PEN	3,973		1,174	6	(7)
	11/2019		$1,157	COP	3,917,450	0	(34)
	11/2019		2,794	EUR	2,502	0	(58)
	11/2019		993	GBP	797	0	(12)
	11/2019		1,544	MXN	30,892	9	0
	11/2019		10,592	SEK	101,035	0	(300)
	11/2019		113	TWD	3,521	1	0
	12/2019	HKD	5,592		$715	1	0
	12/2019	KRW	1,760,520		1,478	7	0
	12/2019	PEN	2,057		609	0	0
	01/2020	BRL	4,100		1,013	32	0
	01/2020		$2,726	BRL	10,400	0	(237)
	03/2020	RON	910	EUR	183	0	(6)
DUB	10/2019	BRL	10,458		$2,513	0	(4)
	10/2019	TWD	48,196		1,561	8	0
	10/2019		$2,511	BRL	10,458	6	0
	12/2019		1,571	TWD	48,196	0	(9)
	03/2020	CNH	2,687		$373	0	(2)
	03/2020		$1,490	CNH	10,646	0	(5)
FBF	11/2019		102	TWD	3,187	1	0
	12/2019	ZAR	10,796		$715	8	0
GLM	10/2019	BRL	6,043		1,453	0	(2)
	10/2019	KRW	5,960		5	0	0
	10/2019	NZD	2,796		1,775	24	0
	10/2019		$1,451	BRL	6,043	3	0
	10/2019		1,780	CAD	2,356	0	(1)
	10/2019		1	INR	71	0	0
	10/2019		907	NZD	1,436	0	(8)
	10/2019		212	RUB	13,728	0	(1)
	10/2019	ZAR	11,022		$736	9	0
	12/2019		$697	MYR	2,920	0	(1)
	01/2020		2,780	BRL	10,600	0	(242)
	01/2020		453	DKK	3,070	0	(1)
	03/2020	EUR	186	RON	907	2	0
HUS	10/2019	AUD	457		$314	6	0
	10/2019	CAD	12,792		9,651	0	(5)
	10/2019	INR	45,571		620	0	(23)
	10/2019	NZD	982		632	17	0
	10/2019		$9,362	CAD	12,445	32	(1)
	10/2019		894	CHF	886	0	(6)
	10/2019		1,467	INR	106,332	35	0
	10/2019		885	NZD	1,408	0	(4)
	10/2019		685	RON	2,920	0	(14)
	11/2019	AUD	278		$191	3	0
	11/2019	CHF	76		79	2	0
	11/2019	GBP	603		730	0	(12)
	11/2019	TWD	36,869		1,178	0	(14)
	11/2019		$9,656	CAD	12,792	5	0
	11/2019		12,403	JPY	1,296,137	0	(381)
	11/2019		51	SEK	500	0	0
	11/2019		327	TWD	10,194	3	0
	12/2019	HKD	10,493		$1,342	2	0
	12/2019	IDR	5,244,207		369	3	0
	12/2019		$230	HKD	1,801	0	(1)
	12/2019		76	IDR	1,070,308	0	(1)
	12/2019		138	INR	9,913	1	0
	03/2020	CNH	7,731		$1,072	0	(7)
	04/2020		$2,630	INR	192,989	31	0
IND	12/2019		332	HKD	2,595	0	(1)
JPM	10/2019	GBP	733		$895	0	(6)
	10/2019	INR	19,944		279	0	(3)
	10/2019	RON	6,655	EUR	1,391	0	(10)
	10/2019		$563	DKK	3,665	0	(28)
	10/2019		301	SEK	2,909	0	(6)
	10/2019		704	ZAR	10,257	0	(27)
	10/2019	ZAR	10,651		$757	54	0
	11/2019	CHF	59		60	0	0
	11/2019	EUR	624		694	12	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

	11/2019	GBP	636		780	0	(4)
	11/2019	TWD	9,707		310	0	(4)
	12/2019	ILS	296		84	0	(1)
	12/2019		$1,155	HKD	9,024	0	(3)
	12/2019		296	IDR	4,172,120	0	(5)
	12/2019		276	INR	19,951	3	0
	01/2020		1,289	MXN	25,902	1	0
	05/2020	INR	95,685		$1,328	10	0
MYI	10/2019	CAD	69		$52	0	0
	10/2019	NZD	1,264		802	10	0
	10/2019		$1,189	JPY	127,147	0	(13)
	10/2019		681	MXN	13,286	0	(9)
	10/2019		722	ZAR	11,145	13	0
	11/2019		10,911	AUD	16,082	0	(40)
	11/2019		11,191	CHF	10,740	0	(390)
	12/2019	HKD	3,506		$448	0	0
	12/2019	SGD	4,174		3,009	0	(14)
	12/2019	TWD	13,894		452	2	0
	12/2019		$569	HKD	4,444	0	(1)
	03/2020	RON	912	EUR	184	0	(6)
	06/2021		15	EUR	12	0	(2)
NGF	12/2019	TWD	32,461		$1,062	10	0
RYL	10/2019	RON	954	EUR	200	0	(1)
	10/2019		$298	RON	1,256	0	(9)
	11/2019	AUD	204		$139	1	0
	11/2019	MXN	30,892		1,522	0	(31)
	11/2019		$2,741	EUR	2,470	0	(40)
	11/2019		9,325	NOK	83,290	0	(164)
	03/2020	CNH	73,346		$10,172	0	(61)
	03/2020	EUR	197	RON	954	1	0
SCX	10/2019	BRL	15,123		$3,631	0	(8)
	10/2019	CAD	796		600	0	(1)
	10/2019	EUR	800		882	10	0
	10/2019	KRW	1,192		1	0	0
	10/2019	NOK	8,057		904	18	0
	10/2019		$1,181	AUD	1,746	2	(5)
	10/2019		3,654	BRL	15,123	0	(14)
	10/2019		9	GBP	7	0	0
	10/2019		893	NOK	7,983	0	(15)
	10/2019		887	NZD	1,405	0	(7)
	10/2019		16	SEK	159	0	0
	11/2019	BRL	15,123		$3,647	16	0
	11/2019		$523	RUB	34,311	4	0
	11/2019		499	TWD	15,564	4	0
	12/2019	INR	7,781		$107	0	(2)
	12/2019		$578	HKD	4,519	0	(1)
	12/2019		3,764	IDR	54,704,942	56	0
	02/2020		1,413	PLN	5,539	0	(29)
	02/2020	ZAR	1,640		$105	0	(1)
	09/2020	HKD	14,241		1,812	0	(6)
SOG	12/2019		$3,656	RUB	247,355	121	0
SSB	10/2019	DKK	70		$10	0	0
	11/2019	CHF	146		148	1	0
	11/2019		$779	EUR	699	0	(15)
	12/2019		11	IDR	154,996	0	0
	03/2020		898	CNY	6,444	2	0
	05/2020	INR	95,851		$1,333	13	0
TOR	10/2019	BRL	4		1	0	0
	10/2019		$1	BRL	4	0	0
UAG	10/2019	CHF	887		$897	8	0
	10/2019	EUR	550		605	5	0
	10/2019		$1,799	EUR	1,624	0	(29)
	10/2019		302	GBP	244	0	(2)
	10/2019		348	RUB	22,460	0	(2)
	10/2019		1,179	SEK	11,547	0	(6)
	12/2019	INR	16,009		$220	0	(4)
	03/2020	EUR	385	RON	1,874	4	0
Total Forward Foreign Currency Contracts						$2,447	$(2,832)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.610	10/30/2019	6,000	$0	$0
	Call - OTC USD versus CHF	CHF	1.100	10/17/2019	7,400	1	0
	Call - OTC USD versus JPY	JPY	116.000	11/08/2019	9,500	1	0
	Call - OTC USD versus NOK	NOK	9.800	10/17/2019	6,300	1	0
	Call - OTC USD versus SEK	SEK	11.000	10/30/2019	10,000	1	0
	Put - OTC USD versus SGD	SGD	1.320	10/15/2019	4,000	0	0
BPS	Put - OTC NZD versus USD		$0.600	10/14/2019	2,200	0	0
	Call - OTC USD versus NOK	NOK	10.200	10/14/2019	2,500	0	0
GLM	Put - OTC USD versus BRL	BRL	4.015	12/12/2019	1,480	26	12

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

HUS	Put - OTC AUD versus USD		$0.625	10/14/2019	3,000	0	0
	Call - OTC USD versus CAD	CAD	1.400	10/15/2019	8,000	1	0
	Call - OTC USD versus INR	INR	82.000	10/16/2019	3,500	25	0
						$56	$12

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	08/19/2020	1,100	$58	$58
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,100	81	91
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147	06/29/2020	165,000	2	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	900	67	73
							$208	$223
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	$73.000	11/06/2019	8,200	$0	$0
Total Purchased Options					$264	$235
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DBL	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.400%	12/18/2019	300	$0	$0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.700	12/18/2019	300	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	500	(1)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	12/18/2019	300	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	12/18/2019	300	0	0
						$(2)	$(2)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.880	12/12/2019	1,480	$(9)	$(4)
	Call - OTC USD versus BRL		4.280	12/12/2019	1,480	(17)	(21)
HUS	Put - OTC USD versus CNH	CNH	7.050	10/22/2019	1,500	(5)	(2)
	Call - OTC USD versus CNH		7.180	10/22/2019	1,500	(5)	(6)
						$(36)	$(33)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	12/13/2019	100	$(3)	$(2)
CBK	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.050	12/05/2019	350	(9)	(7)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	9,100	(58)	(63)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	500	(11)	(9)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	9,200	(82)	(101)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.335	10/23/2019	2,100	(3)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	10/23/2019	2,000	(9)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.498	10/23/2019	2,000	(9)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	10/23/2019	2,100	(4)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	331,000	(1)	(1)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	7,500	(67)	(77)
							$(256)	$(281)
Total Written Options							$(294)	$(316)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.104%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	1,000	(36)	12	0	(24)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	800	(20)	(3)	0	(23)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	300	(6)	(2)	0	(8)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	800	(28)	8	0	(20)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	900	(23)	(2)	0	(25)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	400	(14)	4	0	(10)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	700	(13)	(5)	0	(18)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	700	(24)	7	0	(17)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	300	(7)	(1)	0	(8)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	400	(10)	(1)	0	(11)
							$(184)	$18	$0	$(166)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.525%	$100	$(5)	$3	$0	$(2)
CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	1,500	$1,035	$0	$(20)	$0	$(20)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.240% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/23/2029	EUR	1,200	1,320	9	(23)	0	(14)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	1,400	966	(5)	(14)	0	(19)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.245% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/15/2029	EUR	500	553	1	(11)	0	(10)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

MYI	Floating rate equal to 6-Month EUR-EURIBOR plus 0.224% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/16/2029	600	674	(1)	(19)	0	(20)
							$4	$(87)	$0	$(83)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	1-Year ILS-TELBOR	1.018%	Annual	03/01/2024	ILS	16,200	$0	$168	$168	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	$900	$5	$(62)	$0	$(57)
Total Swap Agreements								$(180)	$40	$168	$(308)

(l)	Securities with an aggregate market value of $1,214 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$83	$0	$83
Australia
Corporate Bonds & Notes	0	629	0	629
Non-Agency Mortgage-Backed Securities	0	228	0	228
Sovereign Issues	0	605	0	605
Brazil
Corporate Bonds & Notes	0	1,107	0	1,107
Sovereign Issues	0	4,684	0	4,684
Canada
Corporate Bonds & Notes	0	3,596	0	3,596
Non-Agency Mortgage-Backed Securities	0	692	0	692
Sovereign Issues	0	232	0	232
Cayman Islands
Asset-Backed Securities	0	3,648	0	3,648
Corporate Bonds & Notes	0	1,632	0	1,632
China
Sovereign Issues	0	9,163	0	9,163
Denmark
Corporate Bonds & Notes	0	7,703	0	7,703
France
Corporate Bonds & Notes	0	1,467	0	1,467
Sovereign Issues	0	8,707	0	8,707
Germany
Corporate Bonds & Notes	0	2,279	0	2,279
Sovereign Issues	0	251	0	251
Guernsey, Channel Islands
Corporate Bonds & Notes	0	820	0	820
India
Corporate Bonds & Notes	0	718	0	718
Indonesia
Corporate Bonds & Notes	0	525	0	525
Ireland
Asset-Backed Securities	0	1,692	0	1,692
Israel
Sovereign Issues	0	453	0	453
Italy
Corporate Bonds & Notes	0	1,799	0	1,799
Sovereign Issues	0	4,129	0	4,129
Japan
Corporate Bonds & Notes	0	3,145	0	3,145
Sovereign Issues	0	11,240	0	11,240
Kuwait
Sovereign Issues	0	1,728	0	1,728
Lithuania
Sovereign Issues	0	423	0	423
Luxembourg
Corporate Bonds & Notes	0	985	0	985
Netherlands
Asset-Backed Securities	0	1,581	0	1,581
Corporate Bonds & Notes	0	4,834	0	4,834
Norway
Corporate Bonds & Notes	0	609	0	609
Sovereign Issues	0	183	0	183
Peru
Sovereign Issues	0	2,725	0	2,725
Qatar
Sovereign Issues	0	3,484	0	3,484
Saudi Arabia
Sovereign Issues	0	3,714	0	3,714
Singapore
Corporate Bonds & Notes	0	411	0	411
South Korea
Corporate Bonds & Notes	0	200	0	200
Spain
Corporate Bonds & Notes	0	426	0	426
Sovereign Issues	0	13,548	0	13,548
Supranational
Corporate Bonds & Notes	0	394	0	394
Sweden
Corporate Bonds & Notes	0	453	0	453
Switzerland
Corporate Bonds & Notes	0	1,493	0	1,493
Sovereign Issues	0	158	0	158
United Arab Emirates
Sovereign Issues	0	1,234	0	1,234
United Kingdom
Corporate Bonds & Notes	0	9,881	0	9,881
Non-Agency Mortgage-Backed Securities	0	7,424	0	7,424
Preferred Securities	0	263	0	263
United States
Asset-Backed Securities	0	10,810	0	10,810
Corporate Bonds & Notes	0	23,182	0	23,182
Loan Participations and Assignments	0	293	0	293
Non-Agency Mortgage-Backed Securities	0	11,249	0	11,249

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

U.S. Government Agencies	0	76,649	0	76,649
U.S. Treasury Obligations	0	16,722	0	16,722
Short-Term Instruments
Repurchase Agreements	0	3,117	0	3,117
Argentina Treasury Bills	0	11	0	11
South Africa Treasury Bills	0	843	0	843
	$0	$270,254	$0	$270,254
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,147	$0	$0	$9,147
Total Investments	$9,147	$270,254	$0	$279,401
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(2,639)	$0	$(2,639)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$98	$269	$0	$367
Over the counter	0	2,850	0	2,850
	$98	$3,119	$0	$3,217
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(140)	(121)	0	(261)
Over the counter	0	(3,456)	0	(3,456)
	$(140)	$(3,577)	$0	$(3,717)
Total Financial Derivative Instruments	$(42)	$(458)	$0	$(500)
Totals	$9,105	$267,157	$0	$276,262

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.9% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,680	$13
79.499% (ARLLMONP) due 06/21/2020 ~(a)		3,580	27
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		340	2
Total Argentina (Cost $254)			42
AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	418
Total Australia (Cost $401)			418
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2019 (d)(g)		101	1
Petrobras Global Finance BV
5.093% due 01/15/2030		341	356
6.125% due 01/17/2022		34	37
Total Brazil (Cost $395)			394
CANADA 3.2%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		95	98
Enbridge, Inc. 2.819% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	120
HSBC Bank Canada 3.300% due 11/28/2021		$200	206
			524
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
2.044% due 06/01/2020	CAD	141	106
2.244% due 07/01/2020		341	258
2.244% due 08/01/2020		105	80
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		88	68
			512
SOVEREIGN ISSUES 2.2%
Canada Housing Trust 2.400% due 12/15/2022		2,800	2,159
Canadian Government Real Return Bond 1.500% due 12/01/2044 (f)		118	116
			2,275
Total Canada (Cost $3,327)			3,311
CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 2.6%
Avery Point CLO Ltd. 3.420% due 01/18/2025 •		$124	125
B&M CLO Ltd. 3.052% due 04/16/2026 •		222	221

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Cent CLO Ltd. 3.373% due 10/15/2026 •		300	300
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •		100	99
Flagship Ltd. 3.398% due 01/20/2026 •		56	56
JMP Credit Advisors CLO Ltd. 3.153% due 01/17/2028 •		300	299
LCM LP 3.318% due 10/20/2027 •		300	300
Monarch Grove CLO 3.156% due 01/25/2028 •		300	299
Sudbury Mill CLO Ltd. 3.453% due 01/17/2026 •		329	330
TICP CLO Ltd. 3.601% due 04/20/2028		300	298
Venture CDO Ltd. 3.183% due 04/15/2027		100	100
Zais CLO Ltd. 3.453% due 04/15/2028 •		300	300
			2,727
CORPORATE BONDS & NOTES 0.6%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		166	163
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		709	189
Sands China Ltd. 5.400% due 08/08/2028		200	226
			578
Total Cayman Islands (Cost $3,615)			3,305
CHINA 3.4%
SOVEREIGN ISSUES 3.4%
China Development Bank
3.050% due 08/25/2026	CNY	1,300	175
3.180% due 04/05/2026		2,500	340
3.680% due 02/26/2026		2,900	407
3.740% due 09/10/2025		1,600	225
3.800% due 01/25/2036		1,000	138
4.040% due 04/10/2027		1,700	242
4.040% due 07/06/2028		400	57
4.150% due 10/26/2025		400	58
4.240% due 08/24/2027		7,900	1,141
4.880% due 02/09/2028		3,600	543
China Government Bond
2.950% due 06/16/2023		300	42
3.220% due 12/06/2025		300	42
3.290% due 10/18/2023		900	128
Total China (Cost $3,668)			3,538
DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,000	146
1.500% due 10/01/2037		740	111
1.500% due 10/01/2050		1,998	300
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,300	776
1.500% due 10/01/2037		697	105
1.500% due 10/01/2050		1,497	225
2.000% due 10/01/2047		3,363	505
2.000% due 10/01/2050		1,202	181
2.500% due 10/01/2047		1	0
3.000% due 10/01/2047		24	4
Nykredit Realkredit A/S
1.000% due 10/01/2050		4,500	658
1.500% due 10/01/2037		441	66
1.500% due 10/01/2050		6,190	928
2.500% due 10/01/2036		66	10
2.500% due 10/01/2047		7	1
Realkredit Danmark A/S
2.500% due 04/01/2036		32	5
2.500% due 07/01/2047		58	9

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Total Denmark (Cost $4,063)			4,030
FRANCE 3.4%
CORPORATE BONDS & NOTES 1.7%
Altice France S.A. 7.375% due 05/01/2026		$300	323
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	100	134
Credit Agricole S.A. 3.303% (US0003M + 1.020%) due 04/24/2023 ~		$250	251
Danone S.A. 3.000% due 06/15/2022		200	204
Dexia Credit Local S.A. 1.875% due 09/15/2021		600	600
Electricite de France S.A. 4.600% due 01/27/2020		200	202
			1,714
SOVEREIGN ISSUES 1.7%
France Government International Bond
2.000% due 05/25/2048	EUR	900	1,382
3.250% due 05/25/2045		200	371
			1,753
Total France (Cost $3,028)			3,467
GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Deutsche Bank AG
3.093% (US0003M + 0.815%) due 01/22/2021 ~		$200	198
3.577% (US0003M + 1.290%) due 02/04/2021 ~		150	149
4.250% due 10/14/2021		500	508
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		200	203
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	74
Total Germany (Cost $1,124)			1,132
IRELAND 0.6%
ASSET-BACKED SECURITIES 0.3%
Toro European CLO DAC 0.900% due 10/15/2030 •	EUR	300	328
CORPORATE BONDS & NOTES 0.3%
GE Capital European Funding Unlimited Co. 0.000% due 05/17/2021 •		100	108
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		$200	200
			308
Total Ireland (Cost $659)			636
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 3.250% due 01/17/2028		200	217
Total Israel (Cost $199)			217
ITALY 3.5%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
1.082% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	300	330
1.327% (EUR003M + 1.700%) due 10/25/2021 ~		300	331
UniCredit SpA 7.830% due 12/04/2023		$350	411
			1,072
SOVEREIGN ISSUES 2.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 07/15/2026	EUR	400	483
2.500% due 11/15/2025		400	491

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

3.000% due 08/01/2029 (j)		900	1,183
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	480
			2,637
Total Italy (Cost $3,593)			3,709
JAPAN 11.8%
CORPORATE BONDS & NOTES 1.6%
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		$500	499
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	202
3.455% due 03/02/2023		300	311
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	202
3.922% due 09/11/2024 •		300	316
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	100	112
			1,642
SOVEREIGN ISSUES 10.2%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	522
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	203
3.250% due 07/20/2023		200	210
Japan Finance Organization for Municipalities 2.125% due 04/13/2021		600	601
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	90,744	875
0.100% due 03/20/2029		110,000	1,051
0.100% due 06/20/2029		110,000	1,050
0.400% due 03/20/2036		210,000	2,045
0.500% due 09/20/2046		136,000	1,317
0.500% due 03/20/2049		90,000	867
0.700% due 12/20/2048		154,000	1,563
Tokyo Metropolitan Government 2.000% due 05/17/2021		$300	300
			10,604
Total Japan (Cost $11,890)			12,246
KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		700	756
Total Kuwait (Cost $695)			756
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	100	117
6.125% due 03/09/2021		$200	211
Total Lithuania (Cost $326)			328
LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	286	307
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019		$100	101
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (d)	EUR	200	218
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$200	202
Total Luxembourg (Cost $849)			828
NETHERLANDS 4.7%
ASSET-BACKED SECURITIES 1.2%
Babson Euro CLO BV 0.447% due 10/25/2029 •	EUR	250	272

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Dryden Euro CLO BV 0.880% due 01/15/2030 •		250	273
Jubilee CLO BV 0.367% due 12/15/2029 •		400	436
Ozlme BV 0.820% due 01/18/2030 •		250	272
			1,253
CORPORATE BONDS & NOTES 3.5%
British Transco International Finance BV 0.000% due 11/04/2021 (d)		$200	190
Cooperatieve Rabobank UA
2.697% (US0003M + 0.430%) due 04/26/2021 ~		250	251
2.973% (US0003M + 0.860%) due 09/26/2023 ~		300	300
3.875% due 09/26/2023		300	318
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		200	202
ING Bank NV 2.625% due 12/05/2022		1,500	1,536
Mylan NV 3.750% due 12/15/2020		100	102
NXP BV 4.625% due 06/01/2023		200	213
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	50	69
Syngenta Finance NV 3.698% due 04/24/2020		$200	201
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	200	203
			3,585
Total Netherlands (Cost $4,838)			4,838
NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S 2.500% due 03/28/2022		$300	305
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,100	126
Total Norway (Cost $452)			431
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.940% due 02/12/2029	PEN	800	269
6.350% due 08/12/2028		800	276
6.950% due 08/12/2031		500	181
Total Peru (Cost $674)			726
POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond 2.250% due 04/25/2022	PLN	900	228
Total Poland (Cost $227)			228
QATAR 1.7%
SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,059
4.000% due 03/14/2029		200	222
4.500% due 04/23/2028		400	457
Total Qatar (Cost $1,596)			1,738
RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034	RUB	6,200	97

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Total Russia (Cost $91)			97
SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	1,003
2.875% due 03/04/2023		300	305
3.250% due 10/26/2026		200	207
4.000% due 04/17/2025		400	429
4.500% due 04/17/2030		100	114
Total Saudi Arabia (Cost $1,989)			2,058
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		200	200
DBS Bank Ltd. 3.300% due 11/27/2021		100	103
Total Singapore (Cost $299)			303
SOUTH KOREA 1.2%
SOVEREIGN ISSUES 1.2%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	110
2.375% due 12/10/2027		150,000	134
2.375% due 12/10/2028		630,000	569
2.625% due 06/10/2028		250,000	229
5.500% due 03/10/2028		150,000	165
Total South Korea (Cost $1,233)			1,207
SPAIN 6.1%
CORPORATE BONDS & NOTES 1.2%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(g)(h)	EUR	200	222
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		200	231
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		400	466
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$300	305
			1,224
SOVEREIGN ISSUES 4.9%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	59
4.950% due 02/11/2020		400	444
Spain Government International Bond
0.250% due 07/30/2024		500	560
0.600% due 10/31/2029		1,750	1,996
1.400% due 07/30/2028 (j)		600	731
1.450% due 04/30/2029		900	1,106
2.700% due 10/31/2048		100	154
			5,050
Total Spain (Cost $6,357)			6,274
SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	1,000	113
Total Sweden (Cost $116)			113
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse Group AG 4.282% due 01/09/2028		$250	269
UBS AG
2.200% due 06/08/2020		200	200
2.450% due 12/01/2020		200	201

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

2.618% (US0003M + 0.480%) due 12/01/2020 ~		200	200
5.125% due 05/15/2024 (h)		200	216
Total Switzerland (Cost $1,068)			1,086
UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		300	303
3.125% due 10/11/2027		200	211
Total United Arab Emirates (Cost $498)			514
UNITED KINGDOM 10.8%
CORPORATE BONDS & NOTES 7.2%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		500	552
Barclays PLC
3.588% (US0003M + 1.430%) due 02/15/2023 ~		300	300
4.610% due 02/15/2023 •		300	312
7.125% due 06/15/2025 •(g)(h)	GBP	200	261
8.000% due 12/15/2020 •(g)(h)	EUR	200	234
British Telecommunications PLC 9.625% due 12/15/2030		$100	153
HSBC Holdings PLC
2.724% (US0003M + 0.600%) due 05/18/2021 ~		200	200
2.782% (US0003M + 0.650%) due 09/11/2021 ~		600	601
3.000% due 07/22/2028 •	GBP	100	132
5.875% due 09/28/2026 •(g)(h)		200	260
Lloyds Bank PLC
4.875% due 03/30/2027		500	783
5.125% due 03/07/2025		400	600
Marks & Spencer PLC 3.000% due 12/08/2023		100	127
Natwest Markets PLC 0.625% due 03/02/2022	EUR	600	662
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		$500	501
7.500% due 08/10/2020 •(g)(h)		200	205
Santander UK Group Holdings PLC
2.875% due 08/05/2021		300	301
4.796% due 11/15/2024 •		600	643
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	77
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	128
5.000% due 04/15/2027		100	130
Virgin Money PLC 2.250% due 04/21/2020		200	247
			7,409
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Alba PLC 0.985% due 11/25/2042		335	390
Eurosail PLC 1.730% (BP0003M + 0.950%) due 06/13/2045 ~		469	571
Hawksmoor Mortgages 0.000% due 05/25/2053 •		400	493
Lanark Master Issuer PLC 1.581% (BP0003M + 0.820%) due 12/22/2069 ~		187	230
Newgate Funding PLC 0.911% due 12/15/2050 •		92	112
Ripon Mortgages PLC 1.561% due 08/20/2056 •		529	649
RMAC Securities PLC 0.953% due 06/12/2044 •		268	311
Silverstone Master Issuer PLC 1.457% due 01/21/2070 •		200	247
Southern Pacific Financing PLC 0.952% due 06/10/2043 •		112	136
Towd Point Mortgage Funding PLC
1.561% (BP0003M + 0.800%) due 02/20/2045 ~		176	216

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

1.798% due 10/20/2051 •		283	349
			3,704
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		250	48
Total United Kingdom (Cost $11,865)			11,161
		PRINCIPAL AMOUNT (000s)
UNITED STATES 66.8%
ASSET-BACKED SECURITIES 4.5%
Accredited Mortgage Loan Trust 2.148% due 02/25/2037 •		$3	3
Argent Securities Trust
2.168% due 07/25/2036 •		376	160
2.178% due 05/25/2036 •		659	250
Bear Stearns Asset-Backed Securities Trust 2.338% due 01/25/2047 •		28	28
Countrywide Asset-Backed Certificates
2.158% due 07/25/2037 ^•		190	175
2.158% due 07/25/2037 •		69	63
4.747% due 07/25/2036 ~		25	26
Countrywide Asset-Backed Certificates Trust 3.268% due 07/25/2035 •		700	714
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.781% due 03/25/2037 ^þ		274	152
First Franklin Mortgage Loan Trust 3.293% due 07/25/2034 •		122	123
GSAA Home Equity Trust 2.468% due 08/25/2037 •		49	48
Home Equity Mortgage Loan Asset-Backed Trust 2.258% due 04/25/2037 •		285	215
MASTR Asset-Backed Securities Trust 2.228% due 05/25/2037 •		342	331
Morgan Stanley ABS Capital, Inc. Trust 2.248% due 10/25/2036 •		607	402
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		29	27
New Century Home Equity Loan Trust 3.653% due 06/20/2031 ~		419	414
NovaStar Mortgage Funding Trust 2.148% due 03/25/2037 •		598	446
Option One Mortgage Loan Trust 2.158% due 03/25/2037 •		71	66
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		366	191
Soundview Home Loan Trust 2.268% due 11/25/2036 •		300	283
Structured Asset Investment Loan Trust 3.743% due 10/25/2034 •		232	238
Terwin Mortgage Trust 2.958% due 11/25/2033 •		6	5
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	307
			4,667
CORPORATE BONDS & NOTES 13.5%
AbbVie, Inc. 2.900% due 11/06/2022		300	306
Allergan Sales LLC 5.000% due 12/15/2021		200	210
American Honda Finance Corp. 2.637% (US0003M + 0.350%) due 11/05/2021 ~		100	100
American Tower Corp.
2.800% due 06/01/2020		100	100
3.800% due 08/15/2029		200	214
Andeavor Logistics LP 5.500% due 10/15/2019		100	100
AT&T, Inc.
1.800% due 09/05/2026	EUR	200	237
2.888% (US0003M + 0.750%) due 06/01/2021 ~		$200	201
3.253% (US0003M + 0.950%) due 07/15/2021 ~		400	404
3.312% (US0003M + 1.180%) due 06/12/2024 ~		200	204

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		100	102
Bank of America Corp. 5.875% due 03/15/2028 •(g)		200	217
BAT Capital Corp.
2.765% due 08/14/2020 •		400	401
3.557% due 08/15/2027		100	101
Bayer U.S. Finance LLC
2.736% (US0003M + 0.630%) due 06/25/2021 ~		200	200
4.250% due 12/15/2025		300	321
BMW U.S. Capital LLC 3.400% due 08/13/2021		100	102
Broadcom Corp. 2.200% due 01/15/2021		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		500	527
6.384% due 10/23/2035		200	243
Continental Resources, Inc. 4.375% due 01/15/2028		100	103
D.R. Horton, Inc. 4.375% due 09/15/2022		100	105
DISH DBS Corp. 5.125% due 05/01/2020		200	203
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~		100	100
Energy Transfer Operating LP 4.650% due 06/01/2021		300	309
EQT Corp. 4.875% due 11/15/2021		200	205
ERAC USA Finance LLC 2.350% due 10/15/2019		200	200
Fiserv, Inc. 2.750% due 07/01/2024		300	305
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	200	229
3.220% (US0003M + 0.880%) due 10/12/2021 ~		$300	295
5.750% due 02/01/2021		200	207
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~		400	401
General Mills, Inc. 2.862% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc. 3.161% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		300	328
Harley-Davidson Financial Services, Inc. 3.078% (US0003M + 0.940%) due 03/02/2021 ~		100	100
International Lease Finance Corp. 8.250% due 12/15/2020		300	321
JPMorgan Chase Bank N.A. 2.607% (US0003M + 0.340%) due 04/26/2021 ~		300	300
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	301
Kraft Heinz Foods Co. 2.751% (US0003M + 0.570%) due 02/10/2021 ~		100	100
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~		100	100
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Morgan Stanley 2.731% (US0003M + 0.550%) due 02/10/2021 ~		100	100
National Rural Utilities Cooperative Finance Corp. 2.479% (US0003M + 0.375%) due 06/30/2021 ~		200	201
NextEra Energy Capital Holdings, Inc. 2.544% (US0003M + 0.400%) due 08/21/2020 ~		300	300
Nissan Motor Acceptance Corp. 2.800% due 01/13/2022		100	101
Northwell Healthcare, Inc. 4.260% due 11/01/2047		100	112
Occidental Petroleum Corp. 2.900% due 08/15/2024		200	202
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	317
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		100	100
Rio Oil Finance Trust 9.250% due 07/06/2024		298	334
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		100	103
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Spirit AeroSystems, Inc.
2.919% (US0003M + 0.800%) due 06/15/2021 ~		100	100
3.950% due 06/15/2023		200	208
United Technologies Corp. 3.350% due 08/16/2021		100	103

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

VEREIT Operating Partnership LP 4.875% due 06/01/2026	400	443
Verizon Communications, Inc.
2.625% due 08/15/2026	100	101
4.125% due 03/16/2027	100	110
4.329% due 09/21/2028	99	112
VMware, Inc. 2.300% due 08/21/2020	100	100
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	200	200
2.946% (US0003M + 0.770%) due 11/13/2020 ~	200	201
3.121% (US0003M + 0.940%) due 11/12/2021 ~	200	201
4.000% due 11/12/2021	200	207
Wells Fargo & Co. 3.393% (US0003M + 1.110%) due 01/24/2023 ~	300	303
WRKCo, Inc. 3.750% due 03/15/2025	100	105
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	300	306
3.375% due 11/30/2021	300	306
		13,978
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~	98	98
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	414	410
Banc of America Funding Trust
2.254% due 04/20/2047 ^•	117	108
6.000% due 07/25/2037 ^	93	90
BCAP LLC Trust 2.228% due 05/25/2047 •	159	148
Chase Mortgage Finance Trust
3.771% due 07/25/2037 ~	11	10
4.027% due 03/25/2037 ^~	61	61
Citigroup Mortgage Loan Trust 4.583% due 04/25/2037 ^~	65	59
Citigroup Mortgage Loan Trust, Inc. 4.430% due 08/25/2035 ^~	1,142	1,066
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	57	42
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.168% due 02/25/2047 •	242	186
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	85	85
GreenPoint Mortgage Funding Trust 2.478% due 06/25/2045 •	87	82
JPMorgan Alternative Loan Trust 3.844% due 12/25/2036 ~	22	22
Merrill Lynch Mortgage Investors Trust 4.324% due 03/25/2036 ^~	174	126
Morgan Stanley Mortgage Loan Trust
3.996% due 05/25/2036 ^~	100	78
4.515% due 09/25/2035 ^~	72	46
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	65	61
Prime Mortgage Trust 6.000% due 06/25/2036 ^	81	75
Residential Accredit Loans, Inc. Trust 2.148% due 02/25/2037 •	55	53
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	53	50
Structured Asset Mortgage Investments Trust 2.248% due 02/25/2036 •	22	22
Structured Asset Securities Corp. 2.298% due 01/25/2036 •	48	44
WaMu Mortgage Pass-Through Certificates Trust 3.875% due 09/25/2036 ~	32	31
		2,955
U.S. GOVERNMENT AGENCIES 37.1%
Fannie Mae 2.418% due 06/25/2036 •	9	9
Fannie Mae UMBS, TBA
3.000% due 11/01/2049	3,000	3,044
3.500% due 11/01/2049	18,300	18,780
4.000% due 10/01/2049 - 11/01/2049	12,800	13,288
Freddie Mac
2.169% due 01/15/2038 ~(a)	161	11
2.580% due 01/15/2038	161	160
3.000% due 02/01/2046	675	692

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

3.500% due 11/01/2047 - 04/01/2048		905	937
4.670% due 09/01/2037 •		327	345
Ginnie Mae
3.009% due 09/20/2066 •		621	625
5.236% due 09/20/2066 ~		434	477
			38,368
U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022		527	523
0.375% due 07/15/2025 (j)		1,882	1,910
0.500% due 01/15/2028 (j)		1,768	1,812
0.625% due 01/15/2026 (j)		907	931
1.000% due 02/15/2048		416	468
1.375% due 02/15/2044		220	264
2.500% due 01/15/2029		239	289
3.875% due 04/15/2029		156	210
U.S. Treasury Notes
2.625% due 06/15/2021		200	203
2.875% due 04/30/2025 (j)		2,200	2,351
			8,961
Total United States (Cost $67,583)			69,027
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (i) 1.3%			1,376
ARGENTINA TREASURY BILLS 0.0%
37.871% due 02/26/2020 - 05/13/2020 (c)(d)	ARS	570	6
JAPAN TREASURY BILLS 1.7%
(0.145)% due 10/15/2019 - 12/16/2019 (c)(d)	JPY	190,000	1,757
SOUTH AFRICA TREASURY BILLS 0.4%
7.260% due 03/04/2020 (d)(e)	ZAR	6,200	399
Total Short-Term Instruments (Cost $3,545)			3,538
Total Investments in Securities (Cost $140,517)			141,696
		SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio		418,185	4,162
PIMCO Short-Term Floating NAV Portfolio III		1,251	13
Total Short-Term Instruments (Cost $4,201)			4,175
Total Investments in Affiliates (Cost $4,201)			4,175
Total Investments 140.9% (Cost $144,718)			$145,871
Financial Derivative Instruments (k)(l) 0.4%(Cost or Premiums, net $(87))			370
Other Assets and Liabilities, net (41.3)%			(42,711)
Net Assets 100.0%			$103,530

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MEI	1.700%	09/24/2019	11/07/2019	CAD	1,824	Canada Government International Bond 2.750% due 12/01/2048	$(1,369)	$1,376	$1,377
Total Repurchase Agreements							$(1,369)	$1,376	$1,377

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.380)%	07/18/2019	10/17/2019	EUR	(552)	$(601)
	(0.350)	07/18/2019	10/17/2019		(570)	(621)
BSN	2.310	08/02/2019	10/03/2019		$(1,905)	(1,912)
CIB	2.260	08/16/2019	10/16/2019		(108)	(108)
	2.290	09/03/2019	10/03/2019		(1,734)	(1,737)
	2.330	09/17/2019	10/08/2019		(1,586)	(1,588)
DEU	2.250	09/03/2019	10/01/2019		(942)	(944)
Total Reverse Repurchase Agreements						$(7,511)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	2.360%	09/23/2019	10/07/2019	$(523)	$(523)
UBS	2.260	08/16/2019	10/08/2019	(761)	(763)
Total Sale-Buyback Transactions					$(1,286)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (1.3)%
Sovereign Issues (1.3)%
Canada Government Bond	2.750%	12/01/2048	CAD	1,400	$(1,381)	$(1,369)
Total Short Sales (1.3)%					$(1,381)	$(1,369)

(j)	Securities with an aggregate market value of $8,793 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(4,951) at a weighted average interest rate of 2.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)	Payable for short sales includes $10 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	$109.250	11/22/2019	76	$76	$1	$0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	72	72	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	135.000	11/22/2019	23	23	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	141.000	11/22/2019	4	4	0	0
Total Purchased Options					$2	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$117.000	10/25/2019	22	$22	$(5)	$0
Call - CBOT U.S. Treasury 5-Year Note November 2019 Futures	119.000	10/25/2019	22	22	(5)	(11)
Total Written Options					$(10)	$(11)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	47	$3,670	$13	$0	$(4)
Australia Government 10-Year Bond December Futures	12/2019	3	298	(1)	0	(2)
Call Options Strike @ EUR 114.100 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	106	1	0	0	0
Call Options Strike @ EUR 114.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	26	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	19	0	0	0	0
Euro-Bobl December Futures	12/2019	8	1,183	(9)	1	0
Euro-BTP Italy Government Bond December Futures	12/2019	65	8,815	68	8	(1)
Euro-Buxl 30-Year Bond December Futures	12/2019	3	711	(21)	0	(6)
Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	19	0	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2019	61	7,268	(50)	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2019	59	7,688	(38)	1	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	27	5,181	(90)	1	0
				$(128)	$11	$(19)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	7	$(1)	$3	$0	$0
Call Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	7	0	2	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	2	(4)	(1)	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	5	(4)	0	0	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	12	(1)	9	0	0
Canada Government 10-Year Bond December Futures	12/2019	11	(1,184)	(7)	3	0
Euro-Bund 10-Year Bond December Futures	12/2019	31	(5,888)	(24)	4	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Euro-OAT France Government 10-Year Bond December Futures	12/2019	18	(3,341)	33	3	(1)
Euro-Schatz December Futures	12/2019	132	(16,161)	34	0	(5)
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	25	(1)	1	1	0
Put Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	7	(7)	(3)	1	0
Put Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	7	(7)	(3)	1	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	24	(1)	6	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	2	(1)	1	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	5	(9)	2	0	0
United Kingdom Long Gilt December Futures	12/2019	11	(1,816)	(12)	0	(5)
				$41	$13	$(13)
Total Futures Contracts				$(87)	$24	$(32)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.076%	EUR	200	$(6)	$3	$(3)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.092		$400	(11)	7	(4)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.129	EUR	300	(5)	1	(4)	0	0
							$(22)	$11	$(11)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Marks & Spencer PLC	1.000%	Quarterly	06/20/2023	1.502%	EUR	200	$(6)	$2	$(4)	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.431		200	(6)	15	9	0	0
							$(12)	$17	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$1,100	$1	$2	$3	$0	$(1)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029		400	2	1	3	0	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,500	(12)	2	(10)	0	(1)
						$(9)	$5	$(4)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$600	$(28)	$4	$(24)	$0	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		1,100	(55)	4	(51)	1	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		100	(5)	0	(5)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		3,500	68	7	75	2	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024		600	12	0	12	1	0
iTraxx Crossover 32 5-Year Index	5.000	Quarterly	12/20/2024	EUR	200	29	(1)	28	0	0
						$21	$14	$35	$4	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$5,000	$0	$2	$2	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	22,800	0	4	4	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	6,900	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	1,200	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	900	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	4,700	0	6	6	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	2,400	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	3,600	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	700	0	0	0	0	0
					$0	$18	$18	$1	$(2)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.823%	Annual	10/30/2019		$68,800	$0	$(8)	$(8)	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.852	Annual	10/30/2019		68,600	0	(5)	(5)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		300	0	(24)	(24)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		200	0	(16)	(16)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		300	0	(24)	(24)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		400	0	(32)	(32)	0	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	200	0	3	3	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	2,100	56	55	111	0	(3)
Pay(7)	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		400	8	(4)	4	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,100	(2)	174	172	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		300	0	37	37	0	0
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	950	1	3	4	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	4	5	9	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$8,900	174	(199)	(25)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	10	(42)	(32)	0	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		4,100	(57)	(19)	(76)	1	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	0	4	4	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		600	(32)	(13)	(45)	0	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		200	11	4	15	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	0	4	4	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	0	6	6	0	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,300	(125)	12	(113)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,400	97	(186)	(89)	1	0
Pay (7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	1	(2)	(1)	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		3,000	(54)	37	(17)	1	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,100	(10)	(76)	(86)	0	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		300	0	(39)	(39)	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	3	2	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		200	0	4	4	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		400	(1)	(51)	(52)	0	(1)
Pay(7)	3-Month USD-LIBOR	1.678	Semi-Annual	08/21/2050		150	0	(1)	(1)	0	0
Pay(7)	3-Month USD-LIBOR	1.653	Semi-Annual	08/25/2051		150	0	(2)	(2)	0	0
Pay(7)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		150	0	(3)	(3)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	1	2	3	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	0	4	4	0	(1)
Receive (7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021	EUR	7,500	(63)	(15)	(78)	0	(2)
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		4,200	29	65	94	1	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		6,700	(63)	22	(41)	1	0
Pay (7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		4,000	131	151	282	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,000	(4)	0	(4)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049		150	15	23	38	0	(2)
Pay (7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		100	(6)	7	1	0	(1)
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	700	2	6	8	1	0
Pay (7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022		2,000	(2)	10	8	5	0
Pay (7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		3,500	14	74	88	16	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		200	(7)	(2)	(9)	0	(1)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		200	(4)	8	4	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	70,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		210,000	(19)	(30)	(49)	4	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		140,000	2	(62)	(60)	6	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		70,000	(7)	51	44	0	(4)
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	6,700	(30)	23	(7)	0	(1)
							$69	$(60)	$9	$40	$(25)
Total Swap Agreements							$47	$5	$52	$45	$(29)

Cash of $1,437 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	Future styled option.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	AUD	151		$102	$0	$0
	10/2019	BRL	228		55	0	0
	10/2019	EUR	359		393	2	0
	10/2019		$56	BRL	228	0	(1)
	10/2019		4,052	DKK	27,542	0	(31)
	10/2019		686	EUR	620	0	(10)
	10/2019		6,953	GBP	5,643	0	(15)
	10/2019		31	RUB	2,018	0	0
	11/2019	GBP	5,643		$6,963	15	0
	12/2019		$1	INR	72	0	0
	01/2020	DKK	27,542		$4,085	33	0
BPS	10/2019	BRL	575		138	0	0
	10/2019	CAD	103		78	0	0
	10/2019	EUR	1,853		2,056	36	0
	10/2019	GBP	63		78	0	0
	10/2019	INR	30,548		434	3	0
	10/2019	JPY	25,900		244	5	0
	10/2019	KRW	332,104		279	2	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

	10/2019	SEK	507		52	0	0
	10/2019		$52	AUD	77	0	0
	10/2019		138	BRL	575	0	0
	10/2019		139	CAD	184	0	0
	10/2019		27	CHF	27	0	0
	10/2019		124	EUR	113	0	(1)
	10/2019		27	GBP	22	1	0
	10/2019		49	INR	3,490	0	0
	10/2019		52	JPY	5,578	0	0
	10/2019		150	NZD	233	0	(4)
	10/2019		131	RON	560	0	(3)
	10/2019		171	SEK	1,663	0	(2)
	10/2019		301	TWD	9,347	0	0
	10/2019		296	ZAR	4,234	0	(17)
	10/2019	ZAR	4,287		$292	11	(2)
	11/2019	SEK	1,155		119	1	0
	12/2019	TWD	17,053		548	0	(4)
	12/2019		$5	HKD	42	0	0
	12/2019		206	IDR	2,969,652	1	0
	12/2019		63	INR	4,528	1	0
	03/2020	RON	184	EUR	37	0	(1)
	05/2020		$508	INR	37,323	6	0
	09/2020	HKD	275		$35	0	0
BRC	10/2019	JPY	130,000		1,207	4	0
	10/2019		$2	MXN	33	0	0
	10/2019	ZAR	2,125		$141	1	0
	12/2019	HKD	581		74	0	0
	12/2019	INR	4,154		57	0	(1)
	04/2020		37,497		517	0	0
BSS	01/2020	BRL	8,900		2,246	115	0
CBK	10/2019	AUD	263		180	2	0
	10/2019	BRL	28		7	0	0
	10/2019	CAD	201		153	1	0
	10/2019	CHF	26		26	0	0
	10/2019	DKK	29,316		4,493	213	0
	10/2019	EUR	263		290	3	0
	10/2019	GBP	5,866		7,159	0	(54)
	10/2019	JPY	16,830		157	2	0
	10/2019	NOK	234		26	0	0
	10/2019	SEK	1,040		108	2	0
	10/2019		$7	BRL	28	0	0
	10/2019		56	EUR	51	0	(1)
	10/2019		299	GBP	239	0	(5)
	10/2019		279	KRW	333,296	0	(1)
	10/2019		27	NOK	241	0	0
	10/2019		130	NZD	205	0	(1)
	10/2019		191	PEN	648	1	0
	10/2019		132	RON	567	0	(2)
	10/2019		228	RUB	15,387	9	0
	11/2019	PEN	296		$89	1	0
	11/2019		$222	COP	750,953	0	(7)
	11/2019		265	MXN	5,296	2	0
	11/2019		107	PEN	365	1	0
	12/2019	HKD	1,083		$138	0	0
	12/2019	JPY	20,000		186	0	0
	12/2019	KRW	374,785		315	2	0
	12/2019	PEN	605		179	0	0
	01/2020		$655	BRL	2,500	0	(57)
	02/2020	PEN	648		$190	0	(1)
	03/2020	RON	185	EUR	37	0	(1)
	03/2020	ZAR	5,983		$384	0	(3)
DUB	10/2019	TWD	9,347		303	2	0
	12/2019		$305	TWD	9,347	0	(2)
	03/2020	CNH	580		$81	0	0
	03/2020		$286	CNH	2,044	0	(1)
GLM	10/2019	BRL	611		$147	0	0
	10/2019	EUR	282		312	5	0
	10/2019	JPY	40,000		374	4	0
	10/2019	KRW	1,192		1	0	0
	10/2019	MXN	1,209		61	0	0
	10/2019	NZD	246		156	2	0
	10/2019		$147	BRL	611	0	0
	10/2019		157	CAD	208	0	0
	10/2019		1	INR	71	0	0
	10/2019		127	NOK	1,150	0	0
	10/2019		80	NZD	127	0	(1)
	10/2019		24	RUB	1,554	0	0
	11/2019	NOK	1,150		$127	0	0
	11/2019		$240	RUB	15,814	3	0
	12/2019	INR	364		$5	0	0
	01/2020		$682	BRL	2,600	0	(59)
	01/2020		219	DKK	1,485	0	(1)
HUS	10/2019	AUD	40		$27	1	0
	10/2019	CAD	4,005		3,012	0	(11)
	10/2019	INR	24,550		334	0	(13)
	10/2019	NOK	1,150		128	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

	10/2019	NZD	87		56	2	0
	10/2019		$178	AUD	264	0	0
	10/2019		2,982	CAD	3,953	2	0
	10/2019		79	CHF	78	0	(1)
	10/2019		761	INR	55,098	17	0
	10/2019		77	NZD	123	0	0
	10/2019		278	PEN	934	0	(1)
	11/2019	CAD	3,953		$2,984	0	(2)
	11/2019	TWD	7,218		231	0	(3)
	12/2019	HKD	2,589		331	0	0
	12/2019	IDR	888,350		63	1	0
	12/2019	KRW	1,438,390		1,190	0	(12)
	12/2019		$45	HKD	355	0	0
	12/2019		1	IDR	14,083	0	0
	12/2019		27	INR	1,940	0	0
	03/2020	CNH	1,691		$234	0	(1)
	04/2020		$511	INR	37,497	6	0
IND	12/2019		66	HKD	512	0	0
JPM	10/2019	AUD	59		$40	0	0
	10/2019	BRL	780		188	1	0
	10/2019	GBP	181		220	0	(3)
	10/2019	INR	3,562		50	0	(1)
	10/2019	JPY	3,700		35	0	0
	10/2019	PEN	1,582		475	6	0
	10/2019	RON	976	EUR	204	0	(1)
	10/2019		$187	BRL	780	0	0
	10/2019		258	DKK	1,680	0	(13)
	10/2019		26	SEK	255	0	(1)
	10/2019		142	ZAR	2,077	0	(5)
	10/2019	ZAR	2,130		$151	11	0
	11/2019	TWD	1,877		60	0	(1)
	11/2019		$188	BRL	780	0	(1)
	12/2019	ILS	185		$53	0	(1)
	12/2019		$228	HKD	1,781	0	(1)
	12/2019		29	IDR	408,755	0	0
	12/2019		48	INR	3,434	1	0
	01/2020		971	BRL	3,800	0	(62)
	01/2020		264	MXN	5,296	0	0
	02/2020		39	PLN	151	0	(1)
	05/2020	INR	18,645		$259	2	0
MYI	10/2019	AUD	116		$78	0	0
	10/2019	BRL	1,710		411	0	-1
	10/2019	NZD	450		285	4	0
	10/2019	RON	203		48	1	0
	10/2019		$410	BRL	1,710	2	0
	10/2019		105	JPY	11,246	0	-1
	10/2019		145	MXN	2,836	0	-2
	12/2019	HKD	679		$87	0	0
	12/2019	SGD	801		577	0	-3
	12/2019	TWD	4,234		$138	0	0
	12/2019		$112	HKD	877	0	0
	03/2020	RON	185	EUR	37	0	-1
	06/2021		$8	EUR	6	0	-1
NAB	10/2019		110	JPY	11,600	0	(2)
NGF	12/2019	TWD	5,953		$195	2	0
RBC	11/2019		$289	TWD	9,005	2	0
RYL	10/2019	EUR	11	RON	52	0	0
	11/2019	MXN	5,296		$261	0	(5)
	11/2019		$38	CAD	50	0	0
	03/2020	CNH	27,535		$3,818	0	(23)
	03/2020	RON	52	EUR	11	0	0
SCX	10/2019	CAD	70		$53	0	0
	10/2019	EUR	12,627		14,012	250	0
	10/2019	NOK	711		80	2	0
	10/2019	SEK	1,155		120	2	0
	10/2019		$104	AUD	153	0	0
	10/2019		79	NOK	703	0	(1)
	10/2019		78	NZD	124	0	(1)
	10/2019		40	RUB	2,601	0	0
	10/2019		2	SEK	17	0	0
	10/2019		138	ZAR	2,137	3	0
	12/2019	INR	2,545		$35	0	(1)
	12/2019		$114	HKD	891	0	0
	12/2019		2	IDR	28,196	0	0
	09/2020	HKD	2,766		$352	0	(1)
SOG	10/2019	RUB	17,606		273	2	0
SSB	12/2019		$39	IDR	549,533	0	(1)
	03/2020		176	CNY	1,261	0	0
	05/2020	INR	18,678		$260	3	0
TOR	10/2019		$15,783	EUR	14,434	0	(51)
	11/2019	EUR	14,434		$15,822	51	0
	11/2019		$83	CAD	110	0	0
UAG	10/2019	CHF	79		$80	1	0
	10/2019	EUR	49		54	0	0
	10/2019	JPY	777,762		7,372	179	0
	10/2019		$160	EUR	144	0	(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

10/2019		152	GBP	122	0	(2)
10/2019		7,394	JPY	795,762	0	(34)
10/2019		36	RUB	2,323	0	0
10/2019		104	SEK	1,019	0	(1)
11/2019	JPY	795,762		$7,411	35	0
12/2019	INR	2,911		40	0	(1)
03/2020	EUR	123	RON	601	1	0
Total Forward Foreign Currency Contracts					$1,083	$(560)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC USD versus BRL	BRL	4.015	12/12/2019	287	$5	$2
HUS	Call - OTC USD versus INR	INR	82.000	10/16/2019	1,700	12	0
						$17	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	08/19/2020	400	$21	$21
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	400	30	33
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147	06/29/2020	87,000	1	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	300	22	24
							$74	$79
Total Purchased Options							$91	$81

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DBL	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.400%	12/18/2019	200	$0	$0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.700	12/18/2019	200	0	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	200	(1)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	12/18/2019	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	12/18/2019	200	0	0
						$(1)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.880	12/12/2019	287	$(2)	$(1)
	Call - OTC USD versus BRL		4.280	12/12/2019	287	(3)	(4)
HUS	Put - OTC USD versus CNH	CNH	7.050	10/22/2019	300	(1)	(1)
	Call - OTC USD versus CNH		7.180	10/22/2019	300	(1)	(1)
						$(7)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.050%	12/05/2019	200	$(5)	$(4)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	3,300	(21)	(23)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	250	(6)	(5)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	3,300	(29)	(36)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.335	10/23/2019	1,100	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	10/23/2019	1,100	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.498	10/23/2019	1,100	(5)	(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	10/23/2019	1,100	(2)	(1)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	50	(1)	(1)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	175,000	(1)	(1)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	2,500	(22)	(26)
							$(99)	$(106)
Total Written Options							$(107)	$(114)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	China Government International Bond	(1.000)%	Quarterly	12/20/2019	0.076%	$3,100	$(9)	$2	$0	$(7)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	500	(18)	6	0	(12)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	400	(10)	(1)	0	(11)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	200	(4)	(1)	0	(5)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	400	(14)	4	0	(10)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	500	(13)	(1)	0	(14)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	100	(3)	1	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	300	(6)	(2)	0	(8)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	400	(14)	4	0	(10)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	200	(5)	(1)	0	(6)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	200	(5)	(1)	0	(6)
							$(101)	$10	$0	$(91)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.797%		$200	$(9)	$2	$0	$(7)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.691	EUR	200	(1)	3	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.525		$100	(5)	3	0	(2)
								$(15)	$8	$2	$(9)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	800	$552	$0	$(11)	$0	$(11)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.240% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/23/2029	EUR	600	660	5	(12)	0	(7)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	700	483	(2)	(7)	0	(9)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.245% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/15/2029	EUR	300	332	0	(6)	0	(6)
MYI	Floating rate equal to 6-Month EUR-EURIBOR plus 0.224% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/16/2029		300	337	(1)	(9)	0	(10)
								$2	$(45)	$0	$(43)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	700	$0	$9	$9	$0
	Pay	1-Year ILS-TELBOR	1.786	Annual	05/01/2029		200	0	5	5	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		400	0	10	10	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		400	0	11	11	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		400	0	11	11	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		700	0	19	19	0
SCX	Pay	3-Month CNY-CNREPOFIX	2.840	Quarterly	07/25/2024	CNY	8,700	0	(3)	0	(3)
								$0	$62	$65	$(3)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	$600	$4	$(42)	$0	$(38)
Total Swap Agreements								$(110)	$(7)	$67	$(184)

(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$42	$0	$42
Australia
Corporate Bonds & Notes	0	418	0	418
Brazil
Corporate Bonds & Notes	0	394	0	394
Canada
Corporate Bonds & Notes	0	524	0	524
Non-Agency Mortgage-Backed Securities	0	512	0	512
Sovereign Issues	0	2,275	0	2,275
Cayman Islands
Asset-Backed Securities	0	2,727	0	2,727
Corporate Bonds & Notes	0	578	0	578
China
Sovereign Issues	0	3,538	0	3,538
Denmark
Corporate Bonds & Notes	0	4,030	0	4,030
France
Corporate Bonds & Notes	0	1,714	0	1,714
Sovereign Issues	0	1,753	0	1,753
Germany
Corporate Bonds & Notes	0	1,132	0	1,132
Ireland
Asset-Backed Securities	0	328	0	328
Corporate Bonds & Notes	0	308	0	308
Israel
Sovereign Issues	0	217	0	217
Italy
Corporate Bonds & Notes	0	1,072	0	1,072
Sovereign Issues	0	2,637	0	2,637
Japan
Corporate Bonds & Notes	0	1,642	0	1,642
Sovereign Issues	0	10,604	0	10,604
Kuwait
Sovereign Issues	0	756	0	756
Lithuania
Sovereign Issues	0	328	0	328
Luxembourg
Corporate Bonds & Notes	0	828	0	828
Netherlands
Asset-Backed Securities	0	1,253	0	1,253
Corporate Bonds & Notes	0	3,585	0	3,585
Norway
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	126	0	126
Peru
Sovereign Issues	0	726	0	726
Poland
Sovereign Issues	0	228	0	228
Qatar
Sovereign Issues	0	1,738	0	1,738
Russia
Sovereign Issues	0	97	0	97
Saudi Arabia
Sovereign Issues	0	2,058	0	2,058
Singapore
Corporate Bonds & Notes	0	303	0	303
South Korea
Sovereign Issues	0	1,207	0	1,207
Spain
Corporate Bonds & Notes	0	1,224	0	1,224
Sovereign Issues	0	5,050	0	5,050
Sweden
Corporate Bonds & Notes	0	113	0	113
Switzerland
Corporate Bonds & Notes	0	1,086	0	1,086
United Arab Emirates
Sovereign Issues	0	514	0	514
United Kingdom
Corporate Bonds & Notes	0	7,409	0	7,409
Non-Agency Mortgage-Backed Securities	0	3,704	0	3,704
Preferred Securities	0	48	0	48
United States
Asset-Backed Securities	0	4,667	0	4,667
Corporate Bonds & Notes	0	13,978	0	13,978
Loan Participations and Assignments	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	2,955	0	2,955
U.S. Government Agencies	0	38,368	0	38,368
U.S. Treasury Obligations	0	8,961	0	8,961
Short-Term Instruments
Repurchase Agreements	0	1,376	0	1,376
Argentina Treasury Bills	0	6	0	6
Japan Treasury Bills	0	1,757	0	1,757
South Africa Treasury Bills	0	399	0	399

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2019 (Unaudited)

	$0	$141,696	$0	$141,696
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,175	$0	$0	$4,175

Total Investments	$4,175	$141,696	$0	$145,871

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(1,369)	$0	$(1,369)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	45	0	69
Over the counter	0	1,231	0	1,231
	$24	$1,276	$0	$1,300
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(40)	0	(72)
Over the counter	0	(858)	0	(858)
	$(32)	$(898)	$0	$(930)
Total Financial Derivative Instruments	$(8)	$378	$0	$370

Totals	$4,167	$140,705	$0	$144,872

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%		$217
Total Short-Term Instruments (Cost $217)		217
Total Investments in Securities (Cost $217)		217

	SHARES
INVESTMENTS IN AFFILIATES 96.7%

MUTUAL FUNDS (a) 89.9%

PIMCO Emerging Markets Bond Fund	2,818,315	29,649
PIMCO Global Advantage® Strategy Bond Fund	3,562,313	39,470
PIMCO Income Fund	4,143,191	49,470
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,616,101	29,562
PIMCO Investment Grade Credit Bond Fund	4,543,432	49,432
PIMCO RAE International Fund	5,076,335	49,190
PIMCO RAE PLUS EMG Fund	5,134,544	49,189
PIMCO RAE PLUS Small Fund	4,780,608	49,479
PIMCO Real Return Fund	4,414,633	49,355
PIMCO Short-Term Fund	15,116,894	147,994
PIMCO StocksPLUS® Fund	4,771,286	49,478
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	6,345,346	49,367
PIMCO StocksPLUS® International Fund (Unhedged)	17,430,064	98,480
PIMCO Total Return Fund IV	13,630,513	148,164
Total Mutual Funds (Cost $862,569)		888,279

SHORT-TERM INSTRUMENTS 6.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%

PIMCO Short-Term Floating NAV Portfolio III	6,729,979	66,580
Total Short-Term Instruments (Cost $66,531)		66,580
Total Investments in Affiliates (Cost $929,100)		954,859
Total Investments 96.7% (Cost $929,317)		$955,076
Financial Derivative Instruments (c) 0.7% (Cost or Premiums, net $5,602)		7,007
Other Assets and Liabilities, net 2.6%		25,970
Net Assets 100.0%		$988,053

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$217	U.S. Treasury Notes 2.250% due 03/31/2021	$(222)	$217	$217
Total Repurchase Agreements						$(222)	$217	$217

Cash of $3 has been pledged as collateral as of September 30, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	$2,050.000	06/19/2020	380	$38	$728	$536
Put - CBOE S&P 500	2,350.000	06/19/2020	380	38	1,598	1,359
Put - CBOE S&P 500	2,650.000	06/19/2020	380	38	3,276	2,988
Total Purchased Options					$5,602	$4,883

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2019	2,890	$430,393	$(3,323)	$2,124	$0
Total Futures Contracts				$(3,323)	$2,124	$0
Cash of $18,750 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$217	$0	$217
	$0	$217	$0	$217
Investments in Affiliates, at Value
Mutual Funds	$888,279	$0	$0	$888,279
Short-Term Instruments
Central Funds Used for Cash Management Purposes	66,580	0	0	66,580
	$954,859	$0	$0	$954,859
Total Investments	$954,859	$217	$0	$955,076

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2,124	$4,883	$0	$7,007
Total Financial Derivative Instruments	$2,124	$4,883	$0	$7,007
Totals	$956,983	$5,100	$0	$962,083

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
CORPORATE BONDS & NOTES 11.5%
BANKING & FINANCE 8.5%
AerCap Ireland Capital DAC 4.250% due 07/01/2020		$900	$912
Ally Financial, Inc. 8.000% due 11/01/2031		800	1,110
Bank of America Corp. 5.875% due 03/15/2028 •(f)		420	455
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		800	831
Deutsche Bank AG 4.250% due 10/14/2021		3,400	3,450
FCE Bank PLC 0.869% due 09/13/2021	EUR	600	654
Goldman Sachs Group, Inc. 3.319% (US0003M + 1.200%) due 09/15/2020 ~		$6,200	6,249
ING Bank NV 2.625% due 12/05/2022		1,000	1,024
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	30,099	4,437
2.500% due 10/01/2047		5	1
Lloyds Banking Group PLC 2.959% (US0003M + 0.800%) due 06/21/2021 ~		$500	501
Navient Corp. 8.000% due 03/25/2020		400	409
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	24,200	3,566
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		37,200	5,480
2.000% due 04/01/2020		50,000	7,397
2.500% due 10/01/2047		9	1
Realkredit Danmark A/S 2.500% due 07/01/2047		45	7
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		$700	702
4.519% due 06/25/2024 •		400	421
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~		1,600	1,603
UBS AG 2.450% due 12/01/2020		3,300	3,314
UniCredit SpA 7.830% due 12/04/2023		6,550	7,685
			50,209
INDUSTRIALS 2.0%
BAT Capital Corp. 2.765% due 08/14/2020 •		1,100	1,102
BAT International Finance PLC 2.750% due 06/15/2020		1,200	1,204
Broadcom, Inc.
3.125% due 04/15/2021		200	202
3.125% due 10/15/2022		200	203
Campbell Soup Co. 2.749% (US0003M + 0.630%) due 03/15/2021 ~		610	610
Dell International LLC 4.420% due 06/15/2021		800	825
Delta Air Lines, Inc. 2.875% due 03/13/2020		900	902
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~		500	502
eBay, Inc. 2.750% due 01/30/2023		500	506
Enbridge, Inc. 2.738% (US0003M + 0.400%) due 01/10/2020 ~		1,300	1,300
Hyundai Capital America 2.945% due 09/18/2020 •		2,500	2,505
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV 3.750% due 12/15/2020		500	508

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

NXP BV 4.125% due 06/01/2021		200	205
VMware, Inc. 3.900% due 08/21/2027		200	206
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019		900	900
			11,782
UTILITIES 1.0%
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~		900	905
2.953% (US0003M + 0.650%) due 01/15/2020 ~		280	280
3.253% (US0003M + 0.950%) due 07/15/2021 ~		3,500	3,532
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~		1,000	997
			5,714
Total Corporate Bonds & Notes (Cost $66,707)			67,705
U.S. GOVERNMENT AGENCIES 40.3%
Fannie Mae 4.545% due 05/01/2038 •		1,594	1,674
Fannie Mae UMBS 4.000% due 06/01/2048 - 09/01/2048		9,463	9,837
Fannie Mae UMBS, TBA
3.500% due 11/01/2049 - 12/01/2049		96,300	98,823
4.000% due 11/01/2049		118,295	122,837
Ginnie Mae
2.266% due 08/20/2068 •		1,177	1,156
2.444% due 02/20/2049 •		2,968	2,965
Total U.S. Government Agencies (Cost $236,819)			237,292
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 2.258% due 07/25/2037 •		483	446
Bear Stearns Adjustable Rate Mortgage Trust
4.069% due 02/25/2036 ^~		44	42
4.315% due 07/25/2036 ^~		174	169
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		419	344
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	2,500	3,081
Residential Accredit Loans, Inc. Trust 2.198% due 06/25/2046 •		$268	107
Residential Asset Securitization Trust 2.418% due 05/25/2035 •		555	462
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	2,265	2,792
WaMu Mortgage Pass-Through Certificates Trust 2.348% due 01/25/2045 •		$3,003	2,985
Total Non-Agency Mortgage-Backed Securities (Cost $10,688)			10,428
ASSET-BACKED SECURITIES 5.0%
ACE Securities Corp. Home Equity Loan Trust 3.818% due 06/25/2034 •		144	144
Argent Mortgage Loan Trust 2.498% due 05/25/2035 •		792	763
Argent Securities Trust 2.168% due 07/25/2036 •		533	466
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	800	873
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •		$2,177	2,207
Countrywide Asset-Backed Certificates
2.158% due 05/25/2035 •		613	595
2.268% due 03/25/2037 •		700	670
CVP Cascade CLO Ltd. 3.472% due 01/16/2026 •		421	421
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		1,600	1,599
Figueroa CLO Ltd. 3.006% due 06/20/2027 •		1,116	1,116
First Franklin Mortgage Loan Trust 2.488% due 11/25/2036 •		1,600	1,457
Fremont Home Loan Trust
2.153% due 10/25/2036 •		1,042	982
2.168% due 10/25/2036 •		2,436	1,206
Halcyon Loan Advisors Funding Ltd. 3.198% due 04/20/2027 •		500	500

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

IndyMac Mortgage Loan Trust 2.088% due 07/25/2036 •		1,029	464
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		770	574
Lehman XS Trust
2.178% due 05/25/2036 •		938	969
4.988% due 06/25/2036 þ		766	799
Long Beach Mortgage Loan Trust 2.318% due 01/25/2036 •		1,600	1,517
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	300	327
Marlette Funding Trust 2.690% due 09/17/2029		$178	178
Morgan Stanley ABS Capital, Inc. Trust 2.993% due 07/25/2035 •		59	59
Mountain View CLO Ltd. 3.103% due 10/15/2026 •		536	535
Sound Point Clo Ltd. 3.301% due 01/23/2029 •		2,900	2,899
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,989	3,023
Sudbury Mill CLO Ltd. 3.453% due 01/17/2026 •		1,251	1,252
Symphony CLO Ltd. 3.333% due 10/15/2025 •		1,439	1,440
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •		600	600
Tralee CLO Ltd. 3.308% due 10/20/2027 •		1,000	1,000
Venture CLO Ltd. 3.183% due 07/15/2027 •		800	801
Total Asset-Backed Securities (Cost $28,611)			29,436
SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	3,700	50
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		2,035	15
79.499% (ARLLMONP) due 06/21/2020 ~(a)		43,237	326
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	1,972	469
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,500	1,176
6.150% due 08/12/2032		6,000	2,033
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,483
Total Sovereign Issues (Cost $7,479)			5,552
		SHARES
COMMON STOCKS 14.9%
COMMUNICATION SERVICES 1.2%
Alphabet, Inc. 'A' (b)		656	801
Alphabet, Inc. 'C' (b)		698	851
AT&T, Inc.		26,600	1,007
BT Group PLC		14,298	31
Comcast Corp. 'A'		8,563	386
Discovery, Inc. 'A' (b)		8,900	237
Discovery, Inc. 'C' (b)		11,300	278
Facebook, Inc. 'A' (b)		6,463	1,151
Fox Corp. 'A'		1,700	54
Fox Corp. 'B' (b)		2,800	88
Hakuhodo DY Holdings, Inc.		7,500	108
KDDI Corp.		10,688	279
Konami Holdings Corp.		500	24
Nippon Telegraph & Telephone Corp.		4,380	209
NTT DOCOMO, Inc.		16,960	432
Proximus SADP		9,543	283
Quebecor, Inc. 'B'		10,100	229
RTL Group S.A.		3,780	182
SoftBank Group Corp.		7,900	310
Telstra Corp. Ltd.		25,974	62
Viacom, Inc. 'B'		12,402	298
			7,300
CONSUMER DISCRETIONARY 1.2%
ABC-Mart, Inc.		1,700	108
Amazon.com, Inc. (b)		642	1,114
AutoZone, Inc. (b)		267	290

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Bandai Namco Holdings, Inc.	2,000	125
Barratt Developments PLC	30,803	245
Berkeley Group Holdings PLC	5,899	303
Compass Group PLC	3,149	81
Darden Restaurants, Inc.	1,401	166
eBay, Inc.	8,100	316
Fiat Chrysler Automobiles NV	1,086	14
H&R Block, Inc.	10,604	250
Hennes & Mauritz AB 'B'	7,756	150
Home Depot, Inc.	2,258	524
Honda Motor Co. Ltd.	11,399	295
L Brands, Inc.	2,700	53
Las Vegas Sands Corp.	9,230	533
Marks & Spencer Group PLC	5,604	13
Mazda Motor Corp.	7,900	70
Nissan Motor Co. Ltd.	7,100	44
Norwegian Cruise Line Holdings Ltd. (b)	1,700	88
Pandora A/S	1,196	48
Persimmon PLC	7,132	190
Peugeot S.A.	7,119	178
PulteGroup, Inc.	6,300	230
Rakuten, Inc.	12,100	119
Sands China Ltd.	26,272	119
Sekisui Chemical Co. Ltd.	2,300	36
Starbucks Corp.	3,700	327
Subaru Corp.	6,100	172
Tapestry, Inc.	2,100	55
Target Corp.	4,700	502
Valeo S.A.	2,149	70
Wesfarmers Ltd.	8,592	231
		7,059
CONSUMER STAPLES 1.4%
Alimentation Couche-Tard, Inc. 'B'	7,400	227
Altria Group, Inc.	7,620	312
Bunge Ltd.	300	17
Campbell Soup Co.	4,000	188
Clorox Co.	3,366	511
Coca-Cola European Partners PLC	2,700	150
Colgate-Palmolive Co.	6,000	441
Colruyt S.A.	205	11
General Mills, Inc.	6,300	347
Hershey Co.	1,100	170
Hormel Foods Corp.	6,100	267
Imperial Brands PLC	1,161	26
Japan Tobacco, Inc.	13,159	288
JM Smucker Co.	1,000	110
Kimberly-Clark Corp.	6,079	863
Kirin Holdings Co. Ltd.	10,053	213
Metro, Inc.	6,400	282
PepsiCo, Inc.	7,880	1,080
Philip Morris International, Inc.	5,917	449
Procter & Gamble Co.	8,800	1,095
Suntory Beverage & Food Ltd.	2,800	120
Walgreens Boots Alliance, Inc.	9,000	498
Woolworths Group Ltd.	11,932	300
		7,965
ENERGY 0.6%
Aker BP ASA	11,852	317
Baker Hughes a GE Co.	5,500	128
ConocoPhillips	11,825	674
Devon Energy Corp.	11,000	265
Eni SpA	16,540	253
HollyFrontier Corp.	4,681	251
Kinder Morgan, Inc.	5,400	111
Lundin Petroleum AB	779	23
Phillips 66	1,900	195
Royal Dutch Shell PLC 'A'	31,923	936
Royal Dutch Shell PLC 'B'	15,086	444
Valero Energy Corp.	1,600	136
Woodside Petroleum Ltd.	4,203	92
		3,825
FINANCIALS 2.3%
3i Group PLC	23,754	341
ABN AMRO Bank NV	5,840	103
Aflac, Inc.	21,515	1,126
Ally Financial, Inc.	700	23
American Express Co.	2,800	331
Ameriprise Financial, Inc.	700	103

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Banco Bilbao Vizcaya Argentaria S.A.	77,924	406
Bank Leumi Le-Israel BM	41,402	295
Cincinnati Financial Corp.	3,100	362
Citizens Financial Group, Inc.	7,883	279
Comerica, Inc.	900	59
Direct Line Insurance Group PLC	54,177	200
Discover Financial Services	6,691	542
DNB ASA	16,818	296
Erie Indemnity Co. 'A'	100	18
Fifth Third Bancorp	18,340	502
Franklin Resources, Inc.	10,700	309
Gjensidige Forsikring ASA	8,795	174
Hannover Rueck SE	1,667	282
Huntington Bancshares, Inc.	21,360	305
IGM Financial, Inc.	12,534	356
Industrivarden AB 'C'	5,697	125
Investor AB 'B'	12,507	611
JPMorgan Chase & Co.	4,358	513
KBC Group NV	5,417	352
KKR & Co., Inc.	12,300	330
Macquarie Group Ltd.	2,051	181
Magellan Financial Group Ltd.	640	22
Mediobanca SpA	23,093	252
MetLife, Inc.	4,200	198
ORIX Corp.	21,308	317
Poste Italiane SpA	10,972	125
Progressive Corp.	4,300	332
Raiffeisen Bank International AG	858	20
S&P Global, Inc.	1,410	345
Sampo Oyj 'A'	7,435	296
Singapore Exchange Ltd.	11,100	68
Swedbank AB 'A'	11,869	171
Synchrony Financial	12,780	436
T Rowe Price Group, Inc.	6,124	700
Wells Fargo & Co.	22,172	1,118
Westpac Banking Corp.	24,434	489
Zions Bancorporation	3,900	174
Zurich Insurance Group AG	323	124
		13,711
HEALTH CARE 1.9%
AbbVie, Inc.	5,273	399
AmerisourceBergen Corp.	700	58
Amgen, Inc.	3,619	700
Astellas Pharma, Inc.	31,700	451
Bayer AG	203	14
Biogen, Inc. (b)	1,543	359
Bristol-Myers Squibb Co.	5,100	259
Cardinal Health, Inc.	3,000	142
Carl Zeiss Meditec AG	492	56
Celgene Corp. (b)	3,000	298
Cerner Corp.	5,300	361
Cronos Group, Inc. (b)	5,100	46
DaVita, Inc. (b)	3,900	223
Edwards Lifesciences Corp. (b)	300	66
Eisai Co. Ltd.	100	5
Eli Lilly & Co.	1,300	145
Gilead Sciences, Inc.	6,677	423
H Lundbeck A/S	1,884	62
Henry Schein, Inc. (b)	6,900	438
Hoya Corp.	4,900	400
Johnson & Johnson	7,780	1,007
Koninklijke Philips NV	11,352	526
McKesson Corp.	600	82
Merck & Co., Inc.	8,566	721
Novartis AG	3,013	261
Novo Nordisk A/S 'B'	5,208	268
Olympus Corp.	1,080	15
Orion Oyj 'B'	2,851	106
Pfizer, Inc.	7,242	260
Roche Holding AG	5,055	1,471
Shionogi & Co. Ltd.	4,200	233
Siemens Healthineers AG	4,928	194
Smith & Nephew PLC	16,755	404
Sonova Holding AG	1,336	311
Suzuken Co. Ltd.	600	32
UCB S.A.	1,541	112
Universal Health Services, Inc. 'B'	474	70

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Veeva Systems, Inc. (b)	800	122
		11,100
INDUSTRIALS 2.0%
3M Co.	2,200	362
Acuity Brands, Inc.	700	94
Aena SME S.A.	796	146
Air Canada (b)	1,200	39
Alstom S.A.	10,771	447
Ashtead Group PLC	11,152	310
Aurizon Holdings Ltd.	25,872	103
Boeing Co.	784	298
Brambles Ltd.	36,185	278
Caterpillar, Inc.	1,973	249
ComfortDelGro Corp. Ltd.	44,000	76
CSX Corp.	6,500	450
Cummins, Inc.	3,200	521
Dover Corp.	5,601	558
East Japan Railway Co.	300	29
Eaton Corp. PLC	9,204	765
Eiffage S.A.	114	12
Experian PLC	8,162	261
Hochtief AG	418	48
Honeywell International, Inc.	3,442	582
Illinois Tool Works, Inc.	2,200	344
Johnson Controls International PLC	8,800	386
JTEKT Corp.	5,100	58
KION Group AG	1,616	85
Masco Corp.	3,500	146
Minebea Mitsumi, Inc.	4,200	66
Mitsubishi Heavy Industries Ltd.	4,900	192
Norfolk Southern Corp.	2,100	377
PACCAR, Inc.	3,500	245
Parker-Hannifin Corp.	2,900	524
Persol Holdings Co. Ltd.	3,400	64
Sandvik AB	14,074	219
SG Holdings Co. Ltd.	3,800	93
SGS S.A.	162	402
SKF AB 'B'	2,162	36
Snap-on, Inc.	2,273	356
Societe BIC S.A.	768	52
Southwest Airlines Co.	3,900	211
Spirit AeroSystems Holdings, Inc. 'A'	1,300	107
Thomson Reuters Corp.	10,800	722
Union Pacific Corp.	2,564	415
United Airlines Holdings, Inc. (b)	2,000	177
West Japan Railway Co.	6,400	541
Wolters Kluwer NV	814	59
		11,505
INFORMATION TECHNOLOGY 2.9%
Accenture PLC 'A'	5,533	1,064
Apple, Inc. (j)	11,552	2,587
Brother Industries Ltd.	10,666	193
Cadence Design Systems, Inc. (b)	3,700	244
Check Point Software Technologies Ltd. (b)	2,100	230
Cisco Systems, Inc.	10,042	496
Citrix Systems, Inc.	2,705	261
Constellation Software, Inc. (h)	100	100
FUJIFILM Holdings Corp.	6,300	276
Hewlett Packard Enterprise Co.	4,600	70
HP, Inc.	13,992	265
Intel Corp.	16,490	850
International Business Machines Corp.	5,733	834
Intuit, Inc.	1,170	311
Juniper Networks, Inc.	12,400	307
Lam Research Corp.	2,120	490
Mastercard, Inc. 'A'	493	134
Micro Focus International PLC	408	6
Micron Technology, Inc. (b)	9,140	392
Microsoft Corp.	24,160	3,359
Nomura Research Institute Ltd.	3,600	72
NTT Data Corp.	7,400	95
Omron Corp.	2,100	115
Open Text Corp.	2,300	94
Oracle Corp.	17,137	943
Paychex, Inc.	1,600	132
PayPal Holdings, Inc. (b)	2,500	259
QUALCOMM, Inc.	3,600	275
Sage Group PLC	32,641	277
Seagate Technology PLC	3,083	166
Texas Instruments, Inc.	5,137	664

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Tokyo Electron Ltd.	1,500	285
Trend Micro, Inc.	3,100	147
VeriSign, Inc. (b)	1,500	283
Visa, Inc. 'A'	2,085	359
VMware, Inc. 'A'	1,200	180
Xerox Holdings Corp.	6,600	197
		17,012
MATERIALS 0.6%
Akzo Nobel NV	1,407	125
Anglo American PLC	9,744	224
Arkema S.A.	1,538	143
BHP Group PLC	4,665	99
Celanese Corp.	2,500	306
Covestro AG	4,517	223
Dow, Inc. (b)	3,900	186
Evraz PLC	11,968	69
Fortescue Metals Group Ltd.	6,710	40
Hitachi Chemical Co. Ltd.	1,800	59
International Paper Co.	7,056	295
Koninklijke DSM NV	2,747	331
Lanxess AG	700	43
Mondi PLC	4,800	92
Nitto Denko Corp.	4,000	192
Packaging Corp. of America	2,100	223
Rio Tinto Ltd.	4,872	305
Rio Tinto PLC	4,847	251
Shin-Etsu Chemical Co. Ltd.	2,100	224
Showa Denko KK	3,200	84
Taiheiyo Cement Corp.	2,500	67
Tosoh Corp.	3,700	49
UPM-Kymmene Oyj	1,803	53
		3,683
REAL ESTATE 0.2%
Aroundtown S.A.	26,339	215
Kerry Properties Ltd.	10,500	32
New World Development Co. Ltd.	267,000	347
Swire Pacific Ltd. 'A'	8,000	75
Swire Properties Ltd.	78,318	246
Vonovia SE	2,136	108
		1,023
UTILITIES 0.6%
AES Corp.	9,338	153
AGL Energy Ltd.	3,247	42
Emera, Inc.	3,800	167
Enagas S.A.	7,837	182
Endesa S.A.	17,507	461
Enel SpA	115,641	863
Hydro One Ltd.	2,200	41
Iberdrola S.A.	42,352	440
PPL Corp.	10,100	318
Red Electrica Corp. S.A.	5,420	110
Snam SpA	19,914	101
United Utilities Group PLC	9,409	95
Vistra Energy Corp.	10,300	275
		3,248
Total Common Stocks (Cost $84,991)		87,431
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Nationwide Building Society 10.250% ~	13,756	2,656
Total Preferred Securities (Cost $2,746)		2,656
REAL ESTATE INVESTMENT TRUSTS 1.1%
REAL ESTATE 1.1%
Alexandria Real Estate Equities, Inc.	2,618	403
American Tower Corp.	2,779	614
Apartment Investment & Management Co.	8,106	423
CapitaLand Mall Trust	7,300	14
Dexus	7,573	61
Duke Realty Corp.	12,959	440
Equinix, Inc.	872	503

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Equity Residential		5,615	484
Gecina S.A.		2,911	458
Goodman Group		7,253	69
Invitation Homes, Inc.		9,009	267
Link REIT		37,500	414
Mirvac Group		126,275	261
RioCan Real Estate Investment Trust		31,000	617
Segro PLC		2,290	23
Simon Property Group, Inc.		1,875	292
SmartCentres Real Estate Investment Trust		15,100	370
Sun Communities, Inc.		3,125	464
Ventas, Inc.		4,972	363
Total Real Estate Investment Trusts (Cost $5,487)			6,540
SHORT-TERM INSTRUMENTS 19.6%
REPURCHASE AGREEMENTS (i) 18.7%			110,283
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
1.937% due 05/13/2020 (d)(e)	ARS	12,420	119
U.S. TREASURY BILLS 0.9%
1.972% due 11/21/2019 (c)(d)(m)		$5,475	5,461
Total Short-Term Instruments (Cost $116,047)			115,863
Total Investments in Securities (Cost $559,575)			562,903
		SHARES
INVESTMENTS IN AFFILIATES 39.7%
MUTUAL FUNDS (g) 15.2%
PIMCO Mortgage Opportunities and Bond Fund		8,196,065	89,747

Total Mutual Funds (Cost $89,767)			89,747

SHORT-TERM INSTRUMENTS 24.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.5%
PIMCO Short-Term Floating NAV Portfolio III		14,605,376	144,491
Total Short-Term Instruments (Cost $144,481)			144,491
Total Investments in Affiliates (Cost $234,248)			234,238
Total Investments 135.4% (Cost $793,823)			$797,141
Financial Derivative Instruments (k)(l) 1.3%(Cost or Premiums, net $3,159)			7,420
Other Assets and Liabilities, net (36.7)%			(215,655)
Net Assets 100.0%			$588,906

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.	09/06/2019	$99	$100	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.250%	09/30/2019	10/01/2019	$10,800	U.S. Treasury Notes 2.125% due 12/31/2022	$(11,029)	$10,800	$10,800
BSN	2.450	09/30/2019	10/01/2019	10,600	U.S. Treasury Notes 2.875% due 09/30/2023	(10,836)	10,600	10,601
FICC	1.500	09/30/2019	10/01/2019	483	U.S. Treasury Notes 2.250% due 03/31/2021	(494)	483	483
RDR	2.250	09/30/2019	10/01/2019	66,300	U.S. Treasury Notes 1.750% - 2.250% due 02/28/2022 - 08/15/2027	(67,763)	66,300	66,304
SAL	2.500	09/30/2019	10/01/2019	10,800	U.S. Treasury Notes 2.250% due 03/31/2021	(11,021)	10,800	10,801
SSB	0.900	09/30/2019	10/01/2019	500	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(514)	500	500
TDM	2.300	09/30/2019	10/01/2019	10,800	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2045	(11,137)	10,800	10,801
Total Repurchase Agreements						$(112,794)	$110,283	$110,290

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.6)%
Fannie Mae UMBS, TBA	3.000%	11/01/2049	$38,500	$(38,984)	$(39,065)
Total Short Sales (6.6)%				$(38,984)	$(39,065)

(j)	Securities with an aggregate market value of $381 have been pledged as collateral as of September 30, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2019 was $(5,614) at a weighted average interest rate of 2.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	$130.500	11/22/2019	26	$26	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	886	886	8	1
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.500	11/22/2019	230	230	2	0
					$10	$1

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,600.000	12/20/2019	45	$5	$545	$74
Put - CBOE S&P 500	2,700.000	03/20/2020	44	4	543	267
Put - CBOE S&P 500	2,800.000	06/19/2020	40	4	532	447
					$1,620	$788
Total Purchased Options					$1,630	$789

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude December 2019 Futures	$59.000	11/15/2019	12	$12	$(11)	$(12)
Call - NYMEX Crude November 2019 Futures	59.000	10/17/2019	12	12	(12)	(5)
Call - NYMEX Crude November 2019 Futures	60.000	10/17/2019	12	12	(12)	(4)
Put - NYMEX Natural Gas November 2019 Futures	2.000	10/28/2019	12	120	(7)	(2)
Put - NYMEX Natural Gas November 2019 Futures	2.050	10/28/2019	12	120	(8)	(2)
Call - NYMEX Natural Gas November 2019 Futures	2.450	10/28/2019	12	120	(8)	(7)
Call - NYMEX Natural Gas November 2019 Futures	2.600	10/28/2019	12	120	(5)	(3)
					$(63)	$(35)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,500.000	12/20/2019	45	$5	$(423)	$(45)
Put - CBOE S&P 500	2,600.000	03/20/2020	44	4	(431)	(198)
Put - CBOE S&P 500	2,700.000	06/19/2020	40	4	(424)	(354)
					$(1,278)	$(597)
Total Written Options					$(1,341)	$(632)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude December Futures	10/2019	9	$533	$(37)	$0	$(16)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	1,663	9	(2)	0	0
Call Options Strike @ EUR 172.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	1	0	0	0	0
DAX Index December Futures	12/2019	1	338	1	4	0
E-mini NASDAQ 100 Index December Futures	12/2019	93	14,453	(248)	147	0
E-mini S&P 500 Index December Futures	12/2019	215	32,019	(283)	169	0
Euro-Bobl December Futures	12/2019	198	29,275	(214)	22	0
Euro-BTP Italy Government Bond December Futures	12/2019	428	52,570	(103)	37	0
Euro-Buxl 30-Year Bond December Futures	12/2019	14	3,319	(68)	0	(28)
FTSE 100 Index December Futures	12/2019	73	6,627	85	62	(5)
FTSE/MIB Index December Futures	12/2019	1	120	2	1	0
Gold 100 oz. December Futures	12/2019	38	5,597	76	0	(122)
IBEX 35 Index October Futures	10/2019	1	101	2	1	0
Japan Government 10-Year Bond December Futures	12/2019	3	4,301	(5)	0	(6)
JPX Nikkei Index 400 December Futures	12/2019	413	5,424	195	0	(61)
Mini MSCI Emerging Markets Index December Futures	12/2019	18	902	(23)	5	0
Natural Gas November Futures	10/2019	5	117	(16)	0	(4)
Nikkei 225 Index December Futures	12/2019	9	910	20	6	(6)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	157	1	0	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	22	0	0	0	0
S&P/Toronto Stock Exchange 60 December Futures	12/2019	12	1,804	0	0	(9)
Topix Index December Futures	12/2019	27	3,965	150	0	(45)
U.S. Treasury 10-Year Note December Futures	12/2019	1,129	147,123	(1,030)	0	(107)
U.S. Treasury 30-Year Bond December Futures	12/2019	222	36,033	(687)	0	(8)
WTI Crude December Futures	11/2019	4	216	(18)	0	(8)
WTI Crude November Futures	10/2019	5	270	(37)	0	(12)
				$(2,240)	$454	$(437)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CAC 40 Index October Futures	10/2019	1	$(62)	$(1)	$0	$(1)
Call Options Strike @ USD 64.000 on Brent Crude December 2019 Futures (1)	10/2019	24	(18)	7	14	0
Canada Government 10-Year Bond December Futures	12/2019	1	(108)	2	0	0
Euro STOXX 50 December Futures	12/2019	32	(1,240)	(17)	0	(13)
Euro-BTP Italy Government Bond December Futures	12/2019	1	(159)	(1)	0	0
Euro-Bund 10-Year Bond December Futures	12/2019	49	(9,306)	1	3	(16)
Euro-Schatz December Futures	12/2019	1,648	(201,771)	383	0	(63)
Natural Gas November Futures	10/2019	1	(23)	0	0	(3)
OMX Stockholm 30 Index October Futures	10/2019	1	(17)	0	0	0
Platinum January Futures	01/2020	76	(3,379)	269	178	0
U.S. Treasury 5-Year Note December Futures	12/2019	511	(60,885)	265	24	0
United Kingdom Long Gilt December Futures	12/2019	15	(2,476)	0	14	0
				$908	$233	$(96)
Total Futures Contracts				$(1,332)	$687	$(533)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.191%	$800	$(24)	$13	$(11)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.044	1,200	(31)	22	(9)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.092	200	(6)	3	(3)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.142	600	(14)	9	(5)	0	0
						$(75)	$47	$(28)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.158%	EUR	480	$7	$(1)	$6	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.454		200	1	(1)	0	0	0
							$8	$(2)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024		$8,940	$(173)	$(5)	$(178)	$0	$(6)
iTraxx Crossover 32 5-Year Index	(5.000)	Quarterly	12/20/2024	EUR	100	(15)	1	(14)	0	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024		100	(3)	0	(3)	0	0
						$(191)	$(4)	$(195)	$0	$(6)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$5,390	$12	$(639)	$(627)	$16	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,700	4	(406)	(402)	5	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		27,700	(63)	2,294	2,231	0	(8)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		2,600	76	(142)	(66)	0	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,300	173	(835)	(662)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		14,660	830	(1,125)	(295)	4	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		29,180	(88)	(1,991)	(2,079)	2	0
Receive(7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		27,900	0	(1,988)	(1,988)	2	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		11,100	276	1,193	1,469	0	(3)
Pay	3-Month USD-LIBOR	1.360	Semi-Annual	09/27/2029		1,260	(12)	(14)	(26)	0	0
Pay	3-Month USD-LIBOR	1.530	Semi-Annual	09/27/2029		1,260	(4)	(2)	(6)	0	0
Receive(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		3,807	38	(14)	24	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		5,120	(515)	1,480	965	7	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	27,500	268	(99)	169	0	(6)
Pay	6-Month EUR-EURIBOR	0.220	Annual	09/26/2029		820	(6)	0	(6)	0	(1)
Pay	6-Month EUR-EURIBOR	0.270	Annual	09/30/2029		820	(6)	(5)	(11)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		2,066	(147)	0	(147)	0	(1)
Pay	6-Month GBP-LIBOR	0.590	Semi-Annual	09/25/2029	GBP	870	(8)	3	(5)	4	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		797	31	4	35	4	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	62,000	6	18	24	0	(1)
							$865	$(2,268)	$(1,403)	$45	$(21)
Total Swap Agreements							$607	$(2,227)	$(1,620)	$45	$(27)

Cash of $10,056 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	Future styled option.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$140	CZK	3,271	$0	$(2)
	10/2019	ZAR	38,661		$2,510	0	(40)
	11/2019	CAD	3,692		2,781	0	(8)
	11/2019	EUR	4,551		5,072	95	0
	11/2019	NZD	1,079		676	0	0
	11/2019	TWD	28,855		920	0	(13)
	01/2020	CZK	3,264		140	2	0
BPS	10/2019	BRL	34,417		8,279	0	(4)
	10/2019	CLP	439,155		608	6	0
	10/2019	DKK	50,695		7,747	346	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019	IDR	9,353,904		655	0	(4)
	10/2019	KRW	777,296		650	0	0
	10/2019	MXN	3,551		176	0	(3)
	10/2019	SEK	4,805		493	5	0
	10/2019	TRY	3,819		656	0	(19)
	10/2019		$8,265	BRL	34,417	19	0
	10/2019		605	CLP	439,155	0	(3)
	10/2019		641	KRW	777,296	8	0
	10/2019		1,311	PHP	68,520	11	0
	11/2019	CHF	1,444		$1,486	34	0
	11/2019		$8,263	BRL	34,417	1	0
	11/2019		494	SEK	4,805	0	(5)
	12/2019	TWD	100,125		$3,219	0	(26)
	12/2019		$591	SGD	816	0	(1)
	12/2019		2,731	TWD	84,541	9	0
BRC	10/2019	MXN	12,549		$645	9	0
	10/2019		$3,710	INR	272,525	136	0
	10/2019		656	KRW	795,636	9	0
	10/2019		822	MXN	16,100	0	(9)
	10/2019		1,522	ZAR	21,424	0	(109)
	10/2019	ZAR	26,255		$1,738	6	0
	11/2019		$307	EUR	277	0	(4)
	11/2019		716	JPY	76,300	0	(8)
CBK	10/2019	BRL	17,368		$4,171	0	(9)
	10/2019	CZK	3,286		142	3	0
	10/2019	DKK	31,800		4,875	233	0
	10/2019	PEN	13,214		3,898	0	(20)
	10/2019		$4,151	BRL	17,368	29	0
	10/2019		2,596	GBP	2,127	20	0
	10/2019		822	NZD	1,302	0	(7)
	10/2019		3,898	PEN	13,213	20	0
	11/2019	CAD	4,282		$3,224	1	(12)
	11/2019	CHF	336		344	6	0
	11/2019	EUR	15,706		17,433	259	0
	11/2019	JPY	313,000		2,995	92	0
	11/2019	PEN	7,364		2,169	0	(11)
	11/2019		$107	COP	360,441	0	(3)
	11/2019		10,529	EUR	9,342	0	(314)
	11/2019		16,898	JPY	1,784,400	0	(348)
	11/2019		283	NOK	2,540	0	(3)
	01/2020	PEN	5,849		$1,718	0	(10)
DUB	10/2019		$649	MXN	12,717	0	(7)
GLM	10/2019	AUD	600		$413	8	0
	10/2019	DKK	13,030		2,000	98	0
	10/2019	MXN	9,674		496	6	0
	10/2019	PHP	34,332		663	0	0
	10/2019	TRY	3,791		656	0	(10)
	10/2019		$656	INR	47,088	8	0
	10/2019		656	PHP	34,332	6	0
	11/2019		260	ARS	17,137	0	(11)
	11/2019		1,470	RUB	96,863	16	0
	12/2019	CLP	505,749		$744	50	0
	12/2019	THB	16,008		523	0	(1)
HUS	10/2019	CLP	432,092		595	3	0
	10/2019	DKK	1,830		274	6	0
	10/2019	IDR	9,290,272		657	3	0
	10/2019	TRY	7,584		1,305	0	(29)
	10/2019		$578	AUD	856	0	0
	10/2019		2,146	DKK	14,405	0	(43)
	10/2019		663	KRW	790,677	0	(4)
	10/2019		650	MXN	13,104	14	0
	10/2019		656	PHP	34,349	7	0
	10/2019		4,151	RUB	264,938	0	(73)
	10/2019		126	SEK	1,235	0	(1)
	11/2019	JPY	372,500		$3,539	84	0
	11/2019	NOK	90		10	0	0
	11/2019	TWD	92,718		2,962	0	(36)
	11/2019		$10,011	JPY	1,046,198	0	(308)
	12/2019	HKD	7,924		$1,010	0	(2)
	12/2019	KRW	10,640,583		8,778	0	(114)
	12/2019	RUB	320,387		4,764	0	(128)
	12/2019		$2,305	HKD	18,083	4	0
	12/2019		2,940	INR	215,495	82	0
	12/2019		3,376	KRW	4,011,937	0	(23)
IND	10/2019		1,481	RUB	97,473	19	0
JPM	10/2019	ARS	31,238		$486	0	(5)
	10/2019	BRL	6,064		1,456	0	(3)
	10/2019	CLP	441,226		617	12	0
	10/2019	IDR	27,879,488		1,963	5	(6)
	10/2019	INR	272,896		3,710	0	(141)
	10/2019		$1,481	BRL	6,064	0	(22)
	10/2019		658	IDR	9,301,824	0	(3)
	10/2019		656	INR	46,685	3	0
	10/2019		654	MXN	12,881	0	(3)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019		2,555	ZAR	36,656	0	(137)
	11/2019	CAD	836		$630	0	(1)
	11/2019	EUR	2,388		2,657	45	0
	11/2019		$8,987	CAD	11,896	0	(2)
	12/2019		5,632	IDR	80,294,298	0	(24)
	01/2020	BRL	1,972		$513	41	0
	02/2020	PLN	879		224	5	0
	02/2020		$4,162	PLN	16,546	0	(28)
MYI	10/2019	BRL	10,985		$2,638	0	(6)
	10/2019		$2,639	BRL	10,985	5	0
	10/2019		1,482	ZAR	21,819	0	(42)
	11/2019		6,467	CHF	6,206	0	(226)
	12/2019	MYR	538		$128	0	0
NGF	12/2019		$2,833	IDR	40,698,536	9	0
RBC	10/2019		4,109	MXN	80,620	0	(29)
RYL	10/2019	CLP	878,310		$1,214	9	0
	10/2019		$1,246	CLP	895,435	0	(18)
	10/2019		626	MXN	12,549	10	0
	10/2019		371	SEK	3,570	0	(8)
	11/2019	NOK	2,215		$248	4	0
	03/2020	CNH	5,012		699	0	0
SCX	10/2019	DKK	5,335		794	15	0
	11/2019	TWD	36,887		1,179	0	(14)
SOG	10/2019	PHP	34,332		658	0	(5)
	10/2019		$1,320	PHP	68,663	5	0
SSB	10/2019	CLP	446,499		$625	12	0
	11/2019	CHF	1,670		1,710	30	0
	11/2019		$2,899	EUR	2,595	0	(62)
	12/2019	HKD	5,724		$732	1	0
UAG	10/2019		$12,904	DKK	88,056	0	(49)
	10/2019		4,675	RUB	302,635	0	(17)
	10/2019		607	ZAR	9,377	12	0
	12/2019		1,113	CNY	7,948	1	0
	01/2020	DKK	88,056		$13,007	52	0
	04/2020		52,160		8,165	440	0
	04/2020		$181	DKK	1,160	0	(9)
Total Forward Foreign Currency Contracts						$2,489	$(2,645)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,683.000	10Y USISDA 2.677	03/20/2020	4,333	$100	$1

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC USD versus INR	INR	80.500	10/18/2019	12,081	$106	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	$2,114	$3
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	3
							$3,925	$6

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	$108.500	10/03/2019	31,700	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	30,500	1	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	119,900	5	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	74.000	11/06/2019	81,700	3	0
					$10	$0

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(3)	Expiration Date	Notional Amount(1)	Cost(3)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	12,300	$1,232	$1,497

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Purchased Options	$5,373	$1,504

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	1,400	$(2)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	3,900	(5)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,400	(2)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	900	(1)	(1)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,500	(2)	0
CBK	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.900	11/20/2019	6,600	(7)	(1)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,900	(3)	(2)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	2,000	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	3,900	(5)	(1)
						$(32)	$(9)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC USD versus INR	INR	71.500	10/18/2019	6,040	$(103)	$(76)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(4)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(6)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(7)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	7,800	(21)	21
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	7,800	(21)	20
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	10,700	(121)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	4,500	(83)	(1)
						$(508)	$34

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.485%	10/16/2019	1,280	$(4)	$(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.645	10/16/2019	1,280	(11)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	10/16/2019	1,280	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.805	10/16/2019	1,280	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	10/23/2019	1,280	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	10/23/2019	1,280	(11)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.565	10/23/2019	1,280	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	10/23/2019	1,280	(4)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.270	10/01/2019	840	(7)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.270	10/01/2019	840	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.067	10/22/2019	840	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.160	10/22/2019	840	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.160	10/22/2019	840	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.257	10/22/2019	840	(2)	(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.040	10/15/2019	840	(6)	(11)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.040	10/15/2019	840	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.070	10/15/2019	840	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	10/15/2019	840	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.054	10/24/2019	840	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	10/24/2019	840	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.150	10/24/2019	840	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.252	10/24/2019	840	(2)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.530	10/23/2019	870	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.660	10/23/2019	870	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.660	10/23/2019	870	(8)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.790	10/23/2019	870	(3)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.180	10/02/2019	1,270	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	10/02/2019	1,270	(12)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.345	10/02/2019	1,270	(11)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	10/02/2019	1,270	(4)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.464	10/09/2019	1,280	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.614	10/09/2019	1,280	(11)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.614	10/09/2019	1,280	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.764	10/09/2019	1,280	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.005	10/10/2019	840	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	10/10/2019	840	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.150	10/10/2019	840	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.250	10/10/2019	840	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.665	10/09/2019	870	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.800	10/09/2019	870	(8)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	10/09/2019	870	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.935	10/09/2019	870	(3)	0
HUS	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.640	10/16/2019	860	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.773	10/16/2019	860	(8)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.773	10/16/2019	860	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.910	10/16/2019	860	(3)	0
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.030	10/17/2019	840	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.180	10/17/2019	840	(2)	(3)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.150	10/01/2019	840	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.390	10/01/2019	840	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.080	10/03/2019	840	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	10/03/2019	840	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.190	10/03/2019	840	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.310	10/03/2019	840	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.030	10/08/2019	840	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	10/08/2019	840	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.150	10/08/2019	840	(6)	(3)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.270	10/08/2019	840	(2)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.070	10/17/2019	840	(6)	(9)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.070	10/17/2019	840	(6)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.480	10/02/2019	890	(3)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.620	10/02/2019	890	(9)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.620	10/02/2019	890	(9)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.760	10/02/2019	890	(3)	0
						$(341)	$(261)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	81,900	$(63)	$(52)
Total Written Options						$(1,047)	$(364)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19	$6.080	Maturity	12/31/2019	4,200	$0	$(3)	$0	$(3)
	Receive	FUELCO 4Q19	16.150	Maturity	12/31/2019	117	0	(1)	0	(1)
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	600	0	7	7	0
GST	Pay	EBOBFUEL 4Q19	26.450	Maturity	12/31/2019	300	0	(1)	0	(1)
	Receive	PLATGOLD F0	599.250	Maturity	01/08/2020	5,800	0	82	82	0
JPM	Pay	FUELCO 4Q19	13.000	Maturity	12/31/2019	300	0	3	3	0
MYC	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	300	0	0	0	0
							$0	$87	$92	$(5)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.442%	$6,200	$16	$2	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)

								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$2,470	$(54)	$75	$21	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,200	(65)	85	20	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	597	(19)	26	7	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,900	(364)	466	102	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	827	142	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,100	(576)	719	143	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	405	88	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(1)	0	(5)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	145	35	0
						$(2,194)	$2,747	$558	$(5)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month KRW-KORIBOR	1.430%	Quarterly	07/01/2029	KRW	100	$0	$0	$0	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	$100	$0	$0	$0	$0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	19,200	115	(353)	0	(238)
JPM	Receive	JP1RTLT Index	143,655	2.309%(1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	6,258	0	(11)	0	(11)
MEI	Receive	NDDUWI Index	28,683	1.801%(3-Month USD-LIBOR less a specified spread)	Quarterly	08/26/2020	176,715	0	5,523	5,523	0
MYI	Receive	DWRTFT Index	130	2.216% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/06/2020	1,512	0	0	0	0
UAG	Receive	NDDUWI Index	97	1.765% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/11/2020	621	0	(4)	0	(4)
								$115	$5,155	$5,523	$(253)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	37,507	2.302% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	$4,781	$0	$8	$8	$0

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(10)	7.023%	Maturity	07/29/2020	$6,226	$0	$320	$320	$0
JPM	Receive	GOLDLNPM Index(10)	3.861	Maturity	07/29/2020	5,598	0	(131)	0	(131)
	Receive	GOLDLNPM Index(10)	3.976	Maturity	07/29/2020	629	0	(15)	0	(15)
							$0	$174	$320	$(146)
Total Swap Agreements							$(2,063)	$8,173	$6,519	$(409)

(m)	Securities with an aggregate market value of $711 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(4)	YOY options may have a series of expirations.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2019 (Unaudited)

(10)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50,209	$0	$50,209
Industrials	0	11,782	0	11,782
Utilities	0	5,714	0	5,714
U.S. Government Agencies	0	237,292	0	237,292
Non-Agency Mortgage-Backed Securities	0	10,428	0	10,428
Asset-Backed Securities	0	29,436	0	29,436
Sovereign Issues	0	5,552	0	5,552
Common Stocks
Communication Services	7,300	0	0	7,300
Consumer Discretionary	7,059	0	0	7,059
Consumer Staples	7,965	0	0	7,965
Energy	3,825	0	0	3,825
Financials	13,711	0	0	13,711
Health Care	11,100	0	0	11,100
Industrials	11,505	0	0	11,505
Information Technology	17,012	0	0	17,012
Materials	3,683	0	0	3,683
Real Estate	1,023	0	0	1,023
Utilities	3,248	0	0	3,248

Preferred Securities
Banking & Finance	0	2,656	0	2,656
Real Estate Investment Trusts
Real Estate	6,540	0	0	6,540
Short-Term Instruments
Repurchase Agreements	0	110,283	0	110,283
Argentina Treasury Bills	0	119	0	119
U.S. Treasury Bills	0	5,461	0	5,461

	$93,971	$468,932	$0	$562,903
Investments in Affiliates, at Value
Mutual Funds	89,747	0	0	89,747
Short-Term Instruments
Central Funds Used for Cash Management Purposes	144,491	0	0	144,491

	$234,238	$0	$0	$234,238

Total Investments	$328,209	$468,932	$0	$797,141

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(39,065)	0	(39,065)

	$0	$(39,065)	$0	$(39,065)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	687	834	0	1,521
Over the counter	0	10,512	0	10,512

	$687	$11,346	$0	$12,033
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(568)	(624)	0	(1,192)
Over the counter	0	(3,418)	0	(3,418)

	$(568)	$(4,042)	$0	$(4,610)

Total Financial Derivative Instruments	$119	$7,304	$0	$7,423

Totals	$328,328	$437,171	$0	$765,499

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%

API Group, Inc. TBD% due 10/01/2026 «	$1,250	$1,256
CommScope, Inc. 5.294% (LIBOR03M + 3.250%) due 04/06/2026 ~	1,000	998
Diamond Sports Group LLC 5.300% (LIBOR03M + 3.250%) due 08/24/2026 ~	1,000	1,007
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~	750	748
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,990	1,629
Getty Images, Inc. 6.563% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,737	1,732
Sotera Health Holdings LLC
5.044% (LIBOR03M + 3.000%) due 05/15/2022 ~	1,240	1,228
5.567% (LIBOR03M + 3.500%) due 05/15/2022 ~	1,496	1,494
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~	2,500	2,377
Total Loan Participations and Assignments (Cost $12,772)		12,469
CORPORATE BONDS & NOTES 86.4%
BANKING & FINANCE 6.9%

Allied Universal Holdco LLC 6.625% due 07/15/2026	1,000	1,059
Ally Financial, Inc.
5.125% due 09/30/2024	1,000	1,093
7.500% due 09/15/2020	2,795	2,928
8.000% due 03/15/2020	1,607	1,645
8.000% due 11/01/2031	1,401	1,941
Barclays PLC 7.750% due 09/15/2023 •(e)(f)	1,000	1,041
BNP Paribas S.A. 7.375% due 08/19/2025 •(e)(f)	2,000	2,237
CIT Group, Inc.
5.000% due 08/15/2022	3,000	3,186
6.125% due 03/09/2028	500	585
Credit Agricole S.A. 7.875% due 01/23/2024 •(e)(f)	2,000	2,236
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)	2,000	2,121
7.500% due 07/17/2023 •(e)(f)	500	535
Equinix, Inc.
5.375% due 05/15/2027	1,000	1,081
5.875% due 01/15/2026	1,500	1,600
ESH Hospitality, Inc.
4.625% due 10/01/2027	1,000	1,005
5.250% due 05/01/2025	2,000	2,072
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	1,500	1,545
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,000	923
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	1,000	1,031
Howard Hughes Corp. 5.375% due 03/15/2025	2,500	2,625
ING Groep NV 5.750% due 11/16/2026 •(e)(f)	1,000	1,008
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,288
5.710% due 01/15/2026	1,000	1,062
7.700% due 09/17/2025 •(e)(f)	1,000	1,042
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(e)(f)	4,000	4,298
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,065
5.625% due 05/01/2024	1,000	1,100
5.750% due 02/01/2027	750	843
Navient Corp.
5.000% due 10/26/2020	1,000	1,015
5.875% due 10/25/2024	1,000	1,013
6.125% due 03/25/2024	1,500	1,563

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

6.500% due 06/15/2022	1,000	1,068
6.625% due 07/26/2021	500	526
6.750% due 06/25/2025	500	517
7.250% due 01/25/2022	500	541
8.000% due 03/25/2020	1,000	1,023
Quicken Loans, Inc.
5.250% due 01/15/2028	1,500	1,554
5.750% due 05/01/2025	1,500	1,554
RHP Hotel Properties LP 5.000% due 04/15/2023	1,500	1,537
Royal Bank of Scotland Group PLC 7.500% due 08/10/2020 •(e)(f)	2,000	2,047
Ryman Hospitality Properties, Inc. 4.750% due 10/15/2027	750	773
Springleaf Finance Corp.
5.625% due 03/15/2023	1,250	1,337
6.125% due 03/15/2024	1,000	1,079
6.625% due 01/15/2028	750	808
6.875% due 03/15/2025	1,500	1,657
7.125% due 03/15/2026	1,000	1,111
		64,918
INDUSTRIALS 71.0%

Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,500	1,536
6.500% due 03/01/2024	500	523
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,000	1,635
Adient U.S. LLC 7.000% due 05/15/2026	250	262
ADT Security Corp.
3.500% due 07/15/2022	500	504
4.125% due 06/15/2023	1,000	1,018
4.875% due 07/15/2032	1,000	880
6.250% due 10/15/2021	2,000	2,140
Advanced Disposal Services, Inc. 5.625% due 11/15/2024	2,000	2,092
AECOM
5.125% due 03/15/2027	1,000	1,055
5.875% due 10/15/2024	500	545
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023	2,500	2,187
Albertsons Cos. LLC
6.625% due 06/15/2024	1,000	1,052
7.500% due 03/15/2026	1,500	1,676
Alcoa Nederland Holding BV
6.125% due 05/15/2028	500	534
6.750% due 09/30/2024	500	527
7.000% due 09/30/2026	250	273
Allison Transmission, Inc. 5.000% due 10/01/2024	2,000	2,047
Altice Financing S.A.
6.625% due 02/15/2023	2,000	2,057
7.500% due 05/15/2026	1,250	1,331
Altice Finco S.A. 7.625% due 02/15/2025	1,000	1,041
Altice France S.A.
5.500% due 01/15/2028	1,000	1,014
6.250% due 05/15/2024	1,751	1,814
7.375% due 05/01/2026	2,500	2,690
8.125% due 02/01/2027	1,000	1,106
Altice Luxembourg S.A. 7.625% due 02/15/2025	1,000	1,046
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,017
4.750% due 08/01/2025	500	518
5.000% due 04/01/2024	1,000	1,033
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	1,000	1,033
5.875% due 05/15/2026	1,750	1,840
Amsted Industries, Inc.
5.375% due 09/15/2024	1,000	1,026
5.625% due 07/01/2027	500	529
Antero Resources Corp. 5.125% due 12/01/2022	1,000	883
Aramark Services, Inc.
5.000% due 02/01/2028	1,500	1,560
5.125% due 01/15/2024	1,500	1,552
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,131
5.950% due 02/01/2037	1,000	1,081
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	750	757
5.250% due 08/15/2027	1,000	1,015
6.000% due 02/15/2025	1,500	1,572

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

Ascend Learning LLC 6.875% due 08/01/2025	1,500	1,566
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	1,000	840
Ashland LLC
4.750% due 08/15/2022	2,000	2,102
6.875% due 05/15/2043	1,000	1,152
Avantor, Inc.
6.000% due 10/01/2024	1,000	1,074
9.000% due 10/01/2025	1,250	1,408
Avon International Capital PLC 6.500% due 08/15/2022	750	779
Avon International Operations, Inc. 7.875% due 08/15/2022	1,000	1,046
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	1,000	1,009
4.250% due 05/15/2024	1,500	1,547
5.000% due 10/15/2025	3,000	3,106
Ball Corp. 5.250% due 07/01/2025	1,500	1,663
Bausch Health Americas, Inc.
8.500% due 01/31/2027	2,000	2,250
9.250% due 04/01/2026	1,500	1,708
Bausch Health Cos., Inc.
5.500% due 03/01/2023	497	505
5.500% due 11/01/2025	2,500	2,625
5.750% due 08/15/2027	1,000	1,083
5.875% due 05/15/2023	1,240	1,260
6.125% due 04/15/2025	1,750	1,820
6.500% due 03/15/2022	500	518
7.000% due 03/15/2024	1,250	1,317
7.000% due 01/15/2028	1,000	1,080
7.250% due 05/30/2029	1,000	1,095
9.000% due 12/15/2025	1,000	1,126
BBA U.S. Holdings, Inc. 5.375% due 05/01/2026	1,000	1,052
BCD Acquisition, Inc. 9.625% due 09/15/2023	1,500	1,537
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	5,000	4,925
6.375% due 10/01/2023	1,000	1,035
Beazer Homes USA, Inc. 7.250% due 10/15/2029	500	509
Berry Global, Inc.
4.500% due 02/15/2026	1,000	989
5.125% due 07/15/2023	1,000	1,030
6.000% due 10/15/2022	1,000	1,016
Boise Cascade Co. 5.625% due 09/01/2024	1,000	1,039
Bombardier, Inc.
7.500% due 12/01/2024	500	503
7.500% due 03/15/2025	2,000	2,005
7.875% due 04/15/2027	1,500	1,498
8.750% due 12/01/2021	2,000	2,167
Boyd Gaming Corp.
6.000% due 08/15/2026	750	794
6.375% due 04/01/2026	1,500	1,596
6.875% due 05/15/2023	1,000	1,041
Brazos Valley Longhorn LLC 6.875% due 02/01/2025	1,000	868
Bruin E&P Partners LLC 8.875% due 08/01/2023	1,000	753
Builders FirstSource, Inc. 5.625% due 09/01/2024	1,741	1,817
Cablevision Systems Corp. 5.875% due 09/15/2022	2,000	2,160
Caesars Resort Collection LLC 5.250% due 10/15/2025	4,000	4,100
Callon Petroleum Co. 6.375% due 07/01/2026	2,000	1,962
Cascades, Inc. 5.500% due 07/15/2022	500	509
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	2,000	2,067
5.000% due 07/15/2027	1,000	1,040
CCO Holdings LLC
4.750% due 03/01/2030 (a)	500	508
5.000% due 02/01/2028	1,000	1,036
5.125% due 02/15/2023	2,000	2,037
5.125% due 05/01/2023	2,000	2,054
5.125% due 05/01/2027	1,000	1,046
5.250% due 09/30/2022	2,000	2,027
5.375% due 05/01/2025	1,000	1,040
5.375% due 06/01/2029	1,500	1,601
5.750% due 09/01/2023	2,750	2,812
5.750% due 02/15/2026	3,000	3,172

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.875% due 04/01/2024	1,000	1,046
5.875% due 05/01/2027	1,000	1,060
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,342
Centene Corp.
4.750% due 01/15/2025	1,000	1,029
5.375% due 06/01/2026	500	525
5.625% due 02/15/2021	1,000	1,015
6.125% due 02/15/2024	1,000	1,044
Centennial Resource Production LLC 5.375% due 01/15/2026	2,500	2,400
CF Industries, Inc. 5.150% due 03/15/2034	2,000	2,092
Change Healthcare Holdings LLC 5.750% due 03/01/2025	3,000	3,056
Chemours Co.
6.625% due 05/15/2023	1,500	1,487
7.000% due 05/15/2025	1,500	1,424
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	2,500	2,744
5.875% due 03/31/2025	1,000	1,115
7.000% due 06/30/2024	1,500	1,727
Cheniere Energy Partners LP
4.500% due 10/01/2029	625	642
5.250% due 10/01/2025	2,500	2,610
5.625% due 10/01/2026	500	533
Chesapeake Energy Corp.
7.000% due 10/01/2024	1,000	721
8.000% due 01/15/2025	1,000	728
8.000% due 06/15/2027	750	508
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	2,060
5.500% due 04/01/2027	750	795
Cirsa Finance International SARL 7.875% due 12/20/2023	900	958
Clean Harbors, Inc.
4.875% due 07/15/2027	750	785
5.125% due 07/15/2029	375	398
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	1,489	1,640
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	750	765
5.875% due 06/01/2027	500	475
CNX Midstream Partners LP 6.500% due 03/15/2026	1,000	928
CNX Resources Corp. 5.875% due 04/15/2022	500	483
Colfax Corp.
6.000% due 02/15/2024	500	531
6.375% due 02/15/2026	500	539
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	830
6.000% due 06/15/2025	1,250	1,134
CommScope, Inc.
5.500% due 06/15/2024	1,250	1,181
6.000% due 03/01/2026	250	260
8.250% due 03/01/2027	650	635
Community Health Systems, Inc.
5.125% due 08/01/2021	1,250	1,252
6.250% due 03/31/2023	2,500	2,493
8.000% due 03/15/2026	875	875
8.625% due 01/15/2024	1,000	1,035
Connect Finco SARL 6.750% due 10/01/2026 (a)	1,250	1,275
Constellium SE
5.750% due 05/15/2024	1,000	1,030
5.875% due 02/15/2026	1,000	1,045
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	1,500	1,374
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	625	632
Core & Main LP 6.125% due 08/15/2025	4,000	4,010
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	3,500	3,456
Coty, Inc. 6.500% due 04/15/2026	1,500	1,459
Covey Park Energy LLC 7.500% due 05/15/2025	2,375	1,912
CPG Merger Sub LLC 8.000% due 10/01/2021	2,000	2,005
Crown Americas LLC
4.250% due 09/30/2026	1,000	1,039
4.500% due 01/15/2023	1,000	1,052
4.750% due 02/01/2026	1,000	1,049

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

CSC Holdings LLC
5.125% due 12/15/2021	1,000	1,001
5.250% due 06/01/2024	2,000	2,155
5.375% due 02/01/2028	500	528
5.500% due 05/15/2026	2,000	2,110
5.500% due 04/15/2027	1,000	1,060
5.750% due 01/15/2030	2,500	2,616
6.500% due 02/01/2029	1,000	1,113
6.625% due 10/15/2025	1,000	1,073
DaVita, Inc.
5.000% due 05/01/2025	1,500	1,500
5.125% due 07/15/2024	1,500	1,528
DCP Midstream Operating LP
5.125% due 05/15/2029	1,000	1,020
5.375% due 07/15/2025	1,500	1,601
Dell International LLC
5.875% due 06/15/2021	500	509
7.125% due 06/15/2024	1,000	1,057
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	750	351
5.700% due 10/15/2039	1,000	490
7.875% due 08/15/2025	1,250	988
Diamond Resorts International, Inc. 7.750% due 09/01/2023	1,500	1,551
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	2,080
6.625% due 08/15/2027	2,000	2,077
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	1,026
5.375% due 05/31/2025	750	785
Digicel Group Two Ltd. (7.125% Cash and 2.000% PIK) 9.125% due 04/01/2024 (b)	1,004	105
DISH DBS Corp.
5.000% due 03/15/2023	2,000	2,028
5.875% due 07/15/2022	2,500	2,609
5.875% due 11/15/2024	2,000	1,990
6.750% due 06/01/2021	500	527
7.750% due 07/01/2026	1,250	1,277
DKT Finance ApS 9.375% due 06/17/2023	1,000	1,078
Dun & Bradstreet Corp. 6.875% due 08/15/2026	2,000	2,184
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (b)	1,500	1,515
eG Global Finance PLC 6.750% due 02/07/2025	750	735
Eldorado Resorts, Inc.
6.000% due 09/15/2026	750	825
7.000% due 08/01/2023	1,000	1,048
Element Solutions, Inc. 5.875% due 12/01/2025	1,750	1,840
EMC Corp. 3.375% due 06/01/2023	1,000	1,003
Endo Dac
6.000% due 07/15/2023	819	506
6.000% due 02/01/2025	1,000	593
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,595
6.375% due 07/15/2026	1,500	1,610
7.750% due 01/15/2027	375	419
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,397
5.450% due 06/01/2047	750	615
Entegris, Inc. 4.625% due 02/10/2026	1,500	1,560
Entercom Media Corp.
6.500% due 05/01/2027	250	262
7.250% due 11/01/2024	1,500	1,560
EW Scripps Co. 5.125% due 05/15/2025	1,000	1,005
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	250	154
7.375% due 05/15/2024	500	330
Fairstone Financial, Inc. 7.875% due 07/15/2024	1,500	1,571
First Quality Finance Co., Inc.
4.625% due 05/15/2021	1,000	1,003
5.000% due 07/01/2025	750	776
First Quantum Minerals Ltd.
6.500% due 03/01/2024	1,000	959
7.250% due 05/15/2022	500	498
7.500% due 04/01/2025	500	495
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	1,750	1,605
FMG Resources Pty. Ltd. 4.500% due 09/15/2027	500	491

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

Freeport-McMoRan, Inc.
3.550% due 03/01/2022	1,484	1,491
3.875% due 03/15/2023	2,000	2,020
5.000% due 09/01/2027	875	874
5.250% due 09/01/2029	750	750
5.400% due 11/14/2034	2,500	2,387
Frontdoor, Inc. 6.750% due 08/15/2026	750	823
Gates Global LLC 6.000% due 07/15/2022	1,000	997
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	2,050
Graphic Packaging International LLC
4.125% due 08/15/2024	500	519
4.875% due 11/15/2022	500	524
Gray Television, Inc. 5.125% due 10/15/2024	1,000	1,039
Grinding Media, Inc. 7.375% due 12/15/2023	1,000	960
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,093
6.375% due 05/15/2025	750	536
6.625% due 05/01/2023	1,000	785
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	1,505
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	1,059
4.875% due 05/15/2026	1,500	1,592
Harsco Corp. 5.750% due 07/31/2027	1,000	1,044
HCA Healthcare, Inc. 6.250% due 02/15/2021	3,000	3,149
HCA, Inc.
5.375% due 02/01/2025	2,000	2,190
5.875% due 05/01/2023	1,750	1,929
7.500% due 02/15/2022	2,000	2,222
Herc Holdings, Inc. 5.500% due 07/15/2027	750	782
Hertz Corp. 7.125% due 08/01/2026	1,000	1,046
Hill-Rom Holdings, Inc. 5.000% due 02/15/2025	1,250	1,303
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	1,021
4.875% due 01/15/2030	1,000	1,058
5.125% due 05/01/2026	1,375	1,447
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,033
4.875% due 04/01/2027	750	796
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	537
7.625% due 06/15/2021	1,000	1,080
IAA, Inc. 5.500% due 06/15/2027	750	793
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	2,000	1,970
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	508
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	506
Indigo Natural Resources LLC 6.875% due 02/15/2026	1,000	906
INEOS Group Holdings S.A. 5.625% due 08/01/2024	1,500	1,552
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	938
8.000% due 02/15/2024	2,000	2,082
International Game Technology PLC
6.250% due 02/15/2022	1,000	1,060
6.250% due 01/15/2027	500	558
6.500% due 02/15/2025	1,500	1,673
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,102
5.000% due 05/15/2027	1,000	1,050
Jagged Peak Energy LLC 5.875% due 05/01/2026	1,500	1,511
Jaguar Holding Co. 6.375% due 08/01/2023	4,000	4,145
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,250	2,264
4.875% due 12/15/2027	1,750	1,737
KAR Auction Services, Inc. 5.125% due 06/01/2025	1,000	1,040
KFC Holding Co.
4.750% due 06/01/2027	750	783
5.000% due 06/01/2024	1,000	1,040

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.250% due 06/01/2026	2,000	2,122
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,000	1,022
12.500% due 11/01/2021	1,250	1,331
LABL Escrow Issuer LLC 6.750% due 07/15/2026	2,000	2,084
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,057
4.875% due 11/01/2026	1,000	1,052
Lennar Corp.
4.750% due 11/29/2027	1,000	1,077
5.000% due 06/15/2027	1,500	1,611
5.250% due 06/01/2026	1,250	1,356
5.375% due 10/01/2022	1,000	1,071
5.875% due 11/15/2024	750	833
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,268
5.250% due 03/15/2026	1,000	1,042
5.375% due 01/15/2024	1,000	1,022
5.375% due 05/01/2025	1,000	1,039
Live Nation Entertainment, Inc. 4.875% due 11/01/2024	1,000	1,039
LKQ Corp. 4.750% due 05/15/2023	1,000	1,018
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	1,256
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028 (a)	500	506
6.500% due 09/15/2026	1,000	1,082
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,569
Matador Resources Co. 5.875% due 09/15/2026	1,500	1,510
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,587
MDC Holdings, Inc. 6.000% due 01/15/2043	1,000	1,038
MDC Partners, Inc. 6.500% due 05/01/2024	750	687
MGM China Holdings Ltd. 5.875% due 05/15/2026	500	525
MGM Resorts International
4.625% due 09/01/2026	1,000	1,048
5.500% due 04/15/2027	500	549
5.750% due 06/15/2025	1,000	1,106
6.000% due 03/15/2023	2,000	2,208
6.625% due 12/15/2021	2,500	2,717
7.750% due 03/15/2022	2,000	2,243
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	2,000	1,852
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,038
5.375% due 05/15/2027	500	535
5.750% due 08/15/2025	1,000	1,054
Murphy Oil Corp.
5.750% due 08/15/2025	500	510
6.875% due 08/15/2024	1,000	1,050
Murphy Oil USA, Inc. 4.750% due 09/15/2029	1,000	1,025
Nabors Industries, Inc. 5.750% due 02/01/2025	2,000	1,490
NCR Corp.
5.000% due 07/15/2022	2,000	2,025
6.375% due 12/15/2023	500	515
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,539
4.875% due 04/15/2028	1,500	1,530
5.375% due 11/15/2029	500	521
5.875% due 02/15/2025	500	550
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	783
5.875% due 11/15/2022	750	769
Nexstar Escrow, Inc. 5.625% due 07/15/2027	1,000	1,050
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	645
4.250% due 09/15/2024	500	518
4.500% due 09/15/2027	750	770
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	1,500	1,487
Nielsen Finance LLC 5.000% due 04/15/2022	2,000	2,016
Noble Holding International Ltd. 7.875% due 02/01/2026	1,500	1,087
Novelis Corp.
5.875% due 09/30/2026	2,500	2,628

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

6.250% due 08/15/2024	1,500	1,571
Nufarm Australia Ltd. 5.750% due 04/30/2026	750	744
Open Text Corp. 5.875% due 06/01/2026	1,500	1,605
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022	6,750	6,626
Outfront Media Capital LLC 5.000% due 08/15/2027	1,000	1,052
Panther BF Aggregator LP
6.250% due 05/15/2026	1,000	1,055
8.500% due 05/15/2027	1,250	1,269
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	750	684
Park-Ohio Industries, Inc. 6.625% due 04/15/2027	1,000	960
Parkland Fuel Corp. 5.875% due 07/15/2027	1,750	1,841
Party City Holdings, Inc.
6.125% due 08/15/2023 (h)	1,000	1,019
6.625% due 08/01/2026	500	496
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	988
6.125% due 09/15/2024	1,000	1,000
Performance Food Group, Inc.
5.500% due 06/01/2024	500	513
5.500% due 10/15/2027	500	528
PetSmart, Inc. 5.875% due 06/01/2025	626	626
Pilgrim's Pride Corp.
5.750% due 03/15/2025	1,000	1,038
5.875% due 09/30/2027	1,000	1,078
Post Holdings, Inc.
5.000% due 08/15/2026	3,000	3,123
5.500% due 03/01/2025	1,000	1,051
5.500% due 12/15/2029	1,000	1,046
5.625% due 01/15/2028	1,250	1,330
5.750% due 03/01/2027	2,000	2,130
8.000% due 07/15/2025	750	806
PQ Corp. 6.750% due 11/15/2022	750	779
Precision Drilling Corp. 7.750% due 12/15/2023	750	732
Prestige Brands, Inc.
5.375% due 12/15/2021	1,000	1,009
6.375% due 03/01/2024	1,000	1,045
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,000	1,029
5.750% due 04/15/2026	1,000	1,044
9.250% due 05/15/2023	710	748
Qorvo, Inc. 5.500% due 07/15/2026	1,500	1,588
Qualitytech LP 4.750% due 11/15/2025	1,500	1,552
Rackspace Hosting, Inc. 8.625% due 11/15/2024	1,000	925
Range Resources Corp.
4.875% due 05/15/2025	1,000	830
5.000% due 08/15/2022	750	707
5.000% due 03/15/2023	750	658
RBS Global, Inc. 4.875% due 12/15/2025	2,500	2,581
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026	2,000	2,150
8.250% due 11/15/2026	3,500	3,872
RegionalCare Hospital Partners Holdings, Inc. 8.250% due 05/01/2023	2,000	2,129
Revlon Consumer Products Corp. 6.250% due 08/01/2024	750	401
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	2,000	2,052
5.750% due 10/15/2020	1,454	1,459
6.875% due 02/15/2021	347	348
7.000% due 07/15/2024	1,000	1,038
Rite Aid Corp. 6.125% due 04/01/2023	1,250	996
Rowan Cos., Inc.
4.750% due 01/15/2024	500	299
4.875% due 06/01/2022	500	380
5.850% due 01/15/2044	1,000	435
7.375% due 06/15/2025	500	298
Sabre GLBL, Inc.
5.250% due 11/15/2023	500	516
5.375% due 04/15/2023	1,500	1,537
Scientific Games International, Inc.
5.000% due 10/15/2025	1,500	1,551

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

6.250% due 09/01/2020		1,250	1,259
10.000% due 12/01/2022		818	854
Scotts Miracle-Gro Co. 6.000% due 10/15/2023		1,375	1,422
Scripps Escrow, Inc. 5.875% due 07/15/2027		750	763
Sealed Air Corp.
4.875% due 12/01/2022		500	527
5.125% due 12/01/2024		1,000	1,075
5.250% due 04/01/2023		1,500	1,605
5.500% due 09/15/2025		1,000	1,080
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,586
5.000% due 10/01/2025		1,000	1,074
5.625% due 11/01/2024		1,250	1,366
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		1,500	1,605
Sensata Technologies, Inc. 4.375% due 02/15/2030		500	501
ServiceMaster Co. LLC 5.125% due 11/15/2024		1,500	1,560
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,082
7.875% due 05/15/2026		$1,750	1,754
Simmons Foods, Inc.
5.750% due 11/01/2024		1,000	980
7.750% due 01/15/2024		500	544
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	1,010
5.625% due 08/01/2024		2,000	2,062
Sirius XM Radio, Inc.
5.000% due 08/01/2027		1,000	1,035
5.375% due 04/15/2025		2,000	2,080
5.500% due 07/01/2029		500	535
Sotera Health Holdings LLC 6.500% due 05/15/2023		1,750	1,792
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) 8.125% due 11/01/2021 (b)		2,500	2,509
Southwestern Energy Co.
6.200% due 01/23/2025		500	445
7.500% due 04/01/2026		2,000	1,750
7.750% due 10/01/2027		500	438
Spectrum Brands, Inc.
5.000% due 10/01/2029		500	510
5.750% due 07/15/2025		1,500	1,573
6.125% due 12/15/2024		1,000	1,043
SPX FLOW, Inc.
5.625% due 08/15/2024		2,000	2,075
5.875% due 08/15/2026		2,000	2,100
Standard Industries, Inc.
4.750% due 01/15/2028		1,000	1,037
5.000% due 02/15/2027		1,000	1,038
5.375% due 11/15/2024		3,000	3,101
6.000% due 10/15/2025		2,000	2,107
Staples, Inc. 7.500% due 04/15/2026		2,500	2,582
Starfruit Finco BV 8.000% due 10/01/2026		4,000	4,010
Stars Group Holdings BV 7.000% due 07/15/2026		875	934
Station Casinos LLC 5.000% due 10/01/2025		1,000	1,017
Steel Dynamics, Inc.
5.000% due 12/15/2026		1,000	1,050
5.125% due 10/01/2021		1,000	1,005
5.500% due 10/01/2024		500	514
Sunoco LP
4.875% due 01/15/2023		750	772
5.500% due 02/15/2026		500	523
5.875% due 03/15/2028		500	532
T-Mobile USA, Inc.
4.500% due 02/01/2026		1,000	1,033
4.750% due 02/01/2028		1,000	1,050
5.125% due 04/15/2025		1,000	1,039
6.375% due 03/01/2025		2,000	2,077
6.500% due 01/15/2026		2,000	2,155
Team Health Holdings, Inc. 6.375% due 02/01/2025		2,500	1,740
TEGNA, Inc.
4.875% due 09/15/2021		500	502
5.000% due 09/15/2029		1,000	1,013
5.500% due 09/15/2024		1,000	1,035
Teine Energy Ltd. 6.875% due 09/30/2022		750	750
Teleflex, Inc. 4.875% due 06/01/2026		750	786

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	1,400	1,473
Tempo Acquisition LLC 6.750% due 06/01/2025	2,500	2,587
Tempur Sealy International, Inc.
5.500% due 06/15/2026	1,000	1,046
5.625% due 10/15/2023	750	773
Tenet Healthcare Corp.
4.625% due 07/15/2024	1,000	1,031
4.625% due 09/01/2024	1,125	1,159
4.875% due 01/01/2026	500	514
5.125% due 05/01/2025	2,000	2,033
5.125% due 11/01/2027	500	517
6.250% due 02/01/2027	2,000	2,082
6.750% due 06/15/2023	2,000	2,108
8.125% due 04/01/2022	3,500	3,802
Tennant Co. 5.625% due 05/01/2025	1,000	1,045
Terex Corp. 5.625% due 02/01/2025	1,000	1,028
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	500	431
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,500	1,376
3.150% due 10/01/2026	1,750	1,229
TopBuild Corp. 5.625% due 05/01/2026	2,000	2,088
TransDigm, Inc.
6.000% due 07/15/2022	500	509
6.250% due 03/15/2026	1,750	1,883
6.375% due 06/15/2026	2,000	2,110
6.500% due 07/15/2024	1,500	1,552
Transocean Guardian Ltd. 5.875% due 01/15/2024	1,113	1,124
Transocean Pontus Ltd. 6.125% due 08/01/2025	890	908
Transocean, Inc.
6.800% due 03/15/2038	2,000	1,240
7.250% due 11/01/2025	1,000	885
7.500% due 01/15/2026	1,250	1,116
7.500% due 04/15/2031	2,250	1,597
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,013
6.000% due 02/15/2024	1,000	1,040
Trinseo Materials Operating S.C.A. 5.375% due 09/01/2025	2,000	1,947
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,503
6.250% due 09/15/2024	500	521
7.750% due 08/15/2025	750	759
Trivium Packaging Finance BV 5.500% due 08/15/2026	1,500	1,581
U.S. Concrete, Inc. 6.375% due 06/01/2024	2,000	2,090
U.S. Foods, Inc. 5.875% due 06/15/2024	1,250	1,292
United Rentals North America, Inc.
4.625% due 10/15/2025	1,000	1,024
4.875% due 01/15/2028	1,000	1,044
5.500% due 07/15/2025	1,500	1,566
5.500% due 05/15/2027	1,500	1,596
5.875% due 09/15/2026	500	535
6.500% due 12/15/2026	500	547
Univar USA, Inc. 6.750% due 07/15/2023	1,000	1,021
Univision Communications, Inc.
5.125% due 05/15/2023	1,500	1,504
5.125% due 02/15/2025	3,500	3,421
UPC Holding BV 5.500% due 01/15/2028	2,000	2,080
UPCB Finance Ltd. 5.375% due 01/15/2025	1,000	1,033
USA Compression Partners LP
6.875% due 04/01/2026	1,250	1,303
6.875% due 09/01/2027	500	519
Valaris PLC
5.750% due 10/01/2044	1,500	645
7.750% due 02/01/2026	750	405
VeriSign, Inc.
4.625% due 05/01/2023	1,000	1,019
5.250% due 04/01/2025	1,000	1,096
Versum Materials, Inc. 5.500% due 09/30/2024	1,000	1,067
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,519
5.625% due 04/15/2027	250	263

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	1,328
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	1,034
6.000% due 10/15/2024	1,000	1,034
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	1,000	1,031
5.500% due 05/15/2029	1,500	1,567
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	1,038
Wabash National Corp. 5.500% due 10/01/2025	1,500	1,481
Welbilt, Inc. 9.500% due 02/15/2024	1,000	1,074
WellCare Health Plans, Inc.
5.250% due 04/01/2025	1,250	1,306
5.375% due 08/15/2026	1,000	1,070
WESCO Distribution, Inc. 5.375% due 06/15/2024	1,000	1,038
West Street Merger Sub, Inc. 6.375% due 09/01/2025	3,500	3,237
Whiting Petroleum Corp. 6.625% due 01/15/2026	500	340
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,026
5.500% due 04/15/2026	1,000	1,053
WPX Energy, Inc.
5.250% due 10/15/2027	750	758
5.750% due 06/01/2026	500	514
8.250% due 08/01/2023	1,000	1,130
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,044
5.625% due 10/01/2024	1,000	1,082
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	2,057
5.500% due 03/01/2025	1,000	1,053
Wynn Macau Ltd. 5.500% due 10/01/2027	1,000	1,015
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	1,050
XPO Logistics, Inc. 6.500% due 06/15/2022	1,125	1,147
Zayo Group LLC
5.750% due 01/15/2027	1,750	1,793
6.375% due 05/15/2025	1,000	1,034
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,000	1,049
Ziggo BV 5.500% due 01/15/2027	3,000	3,142
		670,489
UTILITIES 8.5%

Antero Midstream Partners LP
5.375% due 09/15/2024	500	452
5.750% due 03/01/2027	500	419
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,021
6.625% due 07/15/2026	1,000	993
Calpine Corp.
5.250% due 06/01/2026	750	779
5.375% due 01/15/2023	2,500	2,537
5.750% due 01/15/2025	2,000	2,057
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	2,117
6.450% due 06/15/2021	1,000	1,052
Clearway Energy Operating LLC 5.000% due 09/15/2026	1,500	1,541
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,058
5.875% due 07/01/2025	1,000	1,046
6.000% due 01/01/2027	500	529
Crestwood Midstream Partners LP 5.625% due 05/01/2027	1,000	1,023
CrownRock LP 5.625% due 10/15/2025	2,500	2,525
Embarq Corp. 7.995% due 06/01/2036	1,000	993
Genesis Energy LP
6.000% due 05/15/2023	1,250	1,261
6.500% due 10/01/2025	1,000	979
6.750% due 08/01/2022	1,000	1,018
Jonah Energy LLC 7.250% due 10/15/2025	1,000	345
NGL Energy Partners LP
6.125% due 03/01/2025	750	718

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

7.500% due 11/01/2023	500	512
NGPL PipeCo LLC
4.375% due 08/15/2022	625	648
4.875% due 08/15/2027	1,250	1,342
NRG Energy, Inc.
5.250% due 06/15/2029	1,000	1,079
6.625% due 01/15/2027	1,500	1,631
NSG Holdings LLC 7.750% due 12/15/2025	1,148	1,237
Parsley Energy LLC
5.250% due 08/15/2025	1,000	1,020
5.375% due 01/15/2025	1,000	1,018
5.625% due 10/15/2027	1,500	1,556
6.250% due 06/01/2024	1,000	1,038
Sprint Capital Corp. 8.750% due 03/15/2032	2,500	3,090
Sprint Communications, Inc.
6.000% due 11/15/2022	1,500	1,597
7.000% due 03/01/2020	1,000	1,019
7.000% due 08/15/2020	1,000	1,035
Sprint Corp.
7.125% due 06/15/2024	2,000	2,161
7.250% due 09/15/2021	3,000	3,209
7.625% due 02/15/2025	2,000	2,205
7.625% due 03/01/2026	1,000	1,106
7.875% due 09/15/2023	4,000	4,404
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	765
6.625% due 01/15/2028	500	494
7.250% due 05/15/2027	875	894
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,000
5.500% due 01/15/2028	500	491
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	1,011
5.000% due 01/15/2028	1,000	1,014
5.250% due 05/01/2023	2,000	2,022
5.875% due 04/15/2026	1,000	1,060
6.500% due 07/15/2027	750	820
6.875% due 01/15/2029	750	821
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,105
Telecom Italia SpA 5.303% due 05/30/2024	3,000	3,247
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,025
5.000% due 01/31/2028	1,000	1,045
6.625% due 06/15/2025 þ	500	530
Vistra Energy Corp. 7.625% due 11/01/2024	816	852
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	1,032
5.500% due 09/01/2026	1,500	1,573
5.625% due 02/15/2027	2,000	2,112
		80,283
Total Corporate Bonds & Notes (Cost $799,200)		815,690
U.S. TREASURY OBLIGATIONS 4.6%

U.S. Treasury Notes
1.250% due 08/31/2024 (j)	5,800	5,720
2.250% due 11/15/2024	36,800	38,022
Total U.S. Treasury Obligations (Cost $43,830)		43,742
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust 3.992% due 11/25/2036 ^~	370	344
Countrywide Alternative Loan Trust 2.274% due 05/20/2046 ^•	64	54
Countrywide Home Loan Mortgage Pass-Through Trust
2.658% due 03/25/2035 •	32	30
3.643% due 05/20/2036 ^~	176	170
GSR Mortgage Loan Trust 4.674% due 04/25/2035 ~	5	5
IndyMac Mortgage Loan Trust 6.000% due 07/25/2037 ^	317	311
WaMu Mortgage Pass-Through Certificates Trust 3.675% due 12/25/2036 ^~	226	217

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 3.416% due 05/25/2046 ^•	22	19
Total Non-Agency Mortgage-Backed Securities (Cost $742)		1,150
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 2.088% due 01/25/2037 ^•	77	32
Total Asset-Backed Securities (Cost $55)		32
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		778
U.S. TREASURY BILLS 0.0%
2.007% due 11/07/2019 (c)(d)	43	43
Total Short-Term Instruments (Cost $821)		821
Total Investments in Securities (Cost $857,420)		873,904
	SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	6,334,838	62,671
Total Short-Term Instruments (Cost $62,612)		62,671
Total Investments in Affiliates (Cost $62,612)		62,671
Total Investments 99.2% (Cost $920,032)		$936,575
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $2,812)		578
Other Assets and Liabilities, net 0.7%		7,331
Net Assets 100.0%		$944,484

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$778	U.S. Treasury Notes 2.250% due 03/31/2021	$(796)	$778	$778
Total Repurchase Agreements						$(796)	$778	$778
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(5.000)%	09/23/2019	TBD(3)	$(915)	$(914)
Total Reverse Repurchase Agreements					$(914)
(h)	Securities with an aggregate market value of $1,019 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(6,301) at a weighted average interest rate of 1.454%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	5.000%	Quarterly	12/20/2023	$14,400	$834	$301	$1,135	$20	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	29,205	2,108	(3)	2,105	67	0
Total Swap Agreements					$2,942	$298	$3,240	$87	$0

(j)	Securities with an aggregate market value of $523 and cash of $2,351 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2019 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2019	EUR	881	$968	$8	$0
Total Forward Foreign Currency Contracts					$8	$0
SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	$10,000	$(27)	$163	$136	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	4,700	(26)	32	6	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	7,800	(22)	123	101	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	5,000	(27)	33	6	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	5,000	(28)	262	234	0
Total Swap Agreements								$(130)	$613	$483	$0

(1)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,213	$1,256	$12,469
Corporate Bonds & Notes
Banking & Finance	0	64,918	0	64,918
Industrials	0	670,489	0	670,489
Utilities	0	80,283	0	80,283
U.S. Treasury Obligations	0	43,742	0	43,742
Non-Agency Mortgage-Backed Securities	0	1,150	0	1,150
Asset-Backed Securities	0	32	0	32
Short-Term Instruments
Repurchase Agreements	0	778	0	778
U.S. Treasury Bills	0	43	0	43

	$0	$872,648	$1,256	$873,904
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,671	$0	$0	$62,671

Total Investments	$62,671	$872,648	$1,256	$936,575

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	87	0	87
Over the counter	0	491	0	491

	$0	$578	$0	$578

Total Financial Derivative Instruments	$0	$578	$0	$578

Totals	$62,671	$873,226	$1,256	$937,153

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Income Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Advanced Drainage Systems, Inc. TBD% due 09/19/2026	$14	$14
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~	99	93
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~	99	99
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~	19	19
Avolon TLB Borrower (U.S.) LLC 3.794% (LIBOR03M + 1.750%) due 01/15/2025 ~	114	114
Axalta Coating Systems U.S. Holdings, Inc. 3.854% (LIBOR03M + 1.750%) due 06/01/2024 ~	10	10
Bausch Health Cos., Inc.
4.789% (LIBOR03M + 2.750%) due 11/27/2025 ~	53	53
5.039% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Beacon Roofing Supply, Inc. 4.294% (LIBOR03M + 2.250%) due 01/02/2025 ~	20	20
BWAY Holding Co. 5.590% (LIBOR03M + 3.250%) due 04/03/2024 ~	20	19
Caesars Resort Collection LLC 4.794% (LIBOR03M + 2.750%) due 12/22/2024 ~	197	195
CommScope, Inc. 5.294% (LIBOR03M + 3.250%) due 04/06/2026 ~	100	100
Core & Main LP 4.850% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	10
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~	195	191
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)	494	463
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~	16	16
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~	264	216
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~	447	450
Fleet U.S. Bidco, Inc. TBD% due 09/23/2026 «	12	12
Forest City Enterprises, L.P. 6.044% (LIBOR03M + 4.000%) due 12/07/2025 ~	99	100
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~	153	153
Hilton Worldwide Finance LLC 3.768% (LIBOR03M + 1.750%) due 06/22/2026 ~	1,104	1,112
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~	1,095	1,104
Intelsat Jackson Holdings S.A.
5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~	750	752
6.625% due 01/02/2024	57	58
KFC Holding Co. 3.791% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,552	1,556
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~	82	52
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~	89	88
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~	39	39
Nascar Holdings, Inc. TBD% due 07/27/2026	15	15
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~	129	126
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~	77	59
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~	587	449
Nestle Skin Health TBD% due 07/16/2026	125	126
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)	1,150	1,130
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~	41	41
PG&E Corp.
1.125% due 12/31/2020 µ	125	126
4.320% (LIBOR03M + 2.250%) due 12/31/2020 ~µ	376	378

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Post Holdings, Inc. 4.040% (LIBOR03M + 2.000%) due 05/24/2024 ~		12	12
RPI Finance Trust 4.044% (LIBOR03M + 2.000%) due 03/27/2023 ~		32	32
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		207	206
11.268% (LIBOR03M + 9.000%) due 04/28/2022 ~		40	39
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		31	31
Sprint Communications, Inc. 4.563% (LIBOR03M + 2.500%) due 02/02/2024 ~		98	97
SS&C Technologies Holdings Europe SARL 4.294% (LIBOR03M + 2.250%) due 04/16/2025 ~		81	81
SS&C Technologies, Inc. 4.294% (LIBOR03M + 2.250%) due 04/16/2025 ~		131	132
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		100	98
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		64	61
TEX Operations Co. LLC 4.044% (LIBOR03M + 2.000%) due 08/04/2023 ~		27	27
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		58	55
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		145	141
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		26	23
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		6	6
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		15	11
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		12	12
Total Loan Participations and Assignments (Cost $10,562)			10,626
CORPORATE BONDS & NOTES 33.6%
BANKING & FINANCE 18.2%
AIB Group PLC 4.263% due 04/10/2025 •		300	312
Aircastle Ltd. 7.625% due 04/15/2020		1,400	1,439
Ally Financial, Inc.
3.875% due 05/21/2024		79	82
4.250% due 04/15/2021		700	718
7.500% due 09/15/2020		48	50
8.000% due 03/15/2020		219	224
8.000% due 11/01/2031		3	4
Ambac LSNI LLC 7.104% due 02/12/2023 •		358	363
American International Group, Inc. 5.750% due 04/01/2048 •		16	17
American Tower Corp.
3.000% due 06/15/2023		36	37
5.900% due 11/01/2021		1,110	1,193
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	200	236
Assurant, Inc. 4.200% due 09/27/2023		$16	17
Athene Holding Ltd. 4.125% due 01/12/2028		10	10
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		636	676
5.500% due 01/15/2023		62	66
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		8	8
4.350% due 04/20/2028		15	16
5.000% due 04/20/2048		25	27
Banca Carige SpA 1.327% (EUR003M + 1.700%) due 10/25/2021 ~	EUR	600	663
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(i)(j)		200	222
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	119
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)	EUR	100	115
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)		500	567
Barclays Bank PLC 7.625% due 11/21/2022 (j)		$800	883
Barclays PLC
1.500% due 09/03/2023	EUR	200	227
3.250% due 01/17/2033	GBP	100	125
3.548% (US0003M + 1.380%) due 05/16/2024 ~		$200	199

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.932% due 05/07/2025 •		200	207
4.338% due 05/16/2024 •		200	209
4.375% due 01/12/2026		1,000	1,057
4.610% due 02/15/2023 •		200	208
7.125% due 06/15/2025 •(i)(j)	GBP	200	261
7.250% due 03/15/2023 •(i)(j)		400	519
7.750% due 09/15/2023 •(i)(j)		$600	625
7.875% due 09/15/2022 •(i)(j)	GBP	300	393
8.000% due 12/15/2020 •(i)(j)	EUR	400	467
8.000% due 06/15/2024 •(i)(j)		$200	213
BGC Partners, Inc.
3.750% due 10/01/2024		38	38
5.375% due 07/24/2023		2,218	2,371
BNP Paribas S.A. 4.705% due 01/10/2025 •		210	227
Brighthouse Financial, Inc. 3.700% due 06/22/2027		31	31
Brixmor Operating Partnership LP 3.303% (US0003M + 1.050%) due 02/01/2022 ~		64	64
Brookfield Finance, Inc.
3.900% due 01/25/2028		30	32
4.700% due 09/20/2047		74	81
Cantor Fitzgerald LP 4.875% due 05/01/2024		42	44
CBL & Associates LP 5.950% due 12/15/2026		74	52
CIT Group, Inc.
4.125% due 03/09/2021		24	24
5.000% due 08/15/2022		160	170
Citigroup, Inc. 3.224% (US0003M + 1.100%) due 05/17/2024 ~		180	182
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	200	225
6.625% due 06/29/2021 •(i)(j)		1,600	1,905
Credit Suisse Group AG
2.593% due 09/11/2025 •		$250	248
7.500% due 07/17/2023 •(i)(j)		200	214
CTR Partnership LP 5.250% due 06/01/2025		28	29
Deutsche Bank AG
0.059% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	217
1.875% due 02/28/2020	GBP	100	123
2.700% due 07/13/2020		$74	74
3.273% (US0003M + 0.970%) due 07/13/2020 ~		77	77
4.250% due 02/04/2021		200	202
4.250% due 10/14/2021		1,370	1,390
Digital Realty Trust LP 3.600% due 07/01/2029		80	83
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	11	12
EPR Properties
4.750% due 12/15/2026		$5	5
4.950% due 04/15/2028		10	11
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	113
2.875% due 02/01/2026		100	114
ESH Hospitality, Inc. 4.625% due 10/01/2027		$30	30
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		13	14
FCE Bank PLC 1.875% due 06/24/2021	EUR	300	334
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		$200	200
4.853% (US0003M + 2.550%) due 01/07/2021 ~		200	203
5.443% (US0003M + 3.140%) due 01/07/2022 ~		200	206
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		197	203
6.750% due 03/15/2022		290	304
GE Capital European Funding Unlimited Co.
0.010% (EUR003M + 0.380%) due 01/21/2020 ~	EUR	100	109
2.250% due 07/20/2020		100	111
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	100	133
GLP Capital LP
5.250% due 06/01/2025		$15	17
5.300% due 01/15/2029		66	73
Goldman Sachs Group, Inc. 3.717% (US0003M + 1.600%) due 11/29/2023 ~		100	103
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		66	69
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	204
Howard Hughes Corp. 5.375% due 03/15/2025		56	59

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

HSBC Holdings PLC
2.724% (US0003M + 0.600%) due 05/18/2021 ~		200	200
2.782% (US0003M + 0.650%) due 09/11/2021 ~		1,600	1,602
3.000% due 05/29/2030 •	GBP	100	130
3.512% (US0003M + 1.380%) due 09/12/2026 ~		$200	202
3.600% due 05/25/2023		230	239
3.973% due 05/22/2030 •		200	214
4.292% due 09/12/2026 •		200	215
5.875% due 09/28/2026 •(i)(j)	GBP	200	260
6.500% due 03/23/2028 •(i)(j)		$200	209
Hudson Pacific Properties LP 3.950% due 11/01/2027		13	14
Hunt Cos., Inc. 6.250% due 02/15/2026		10	10
ING Groep NV
4.100% due 10/02/2023		200	212
5.750% due 11/16/2026 •(i)(j)		200	202
iStar, Inc.
4.625% due 09/15/2020		5	5
5.250% due 09/15/2022		8	8
JPMorgan Chase & Co.
2.755% (US0003M + 0.610%) due 06/18/2022 ~		520	522
3.176% (US0003M + 0.900%) due 04/25/2023 ~		234	235
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		28	29
KSA Sukuk Ltd. 2.894% due 04/20/2022		300	305
Life Storage LP 3.875% due 12/15/2027		6	6
Lifestorage LP 3.500% due 07/01/2026		900	925
Lloyds Bank PLC 3.300% due 05/07/2021		200	204
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	210
7.500% due 06/27/2024 •(i)(j)		200	215
7.500% due 09/27/2025 •(i)(j)		400	427
7.625% due 06/27/2023 •(i)(j)	GBP	600	805
7.875% due 06/27/2029 •(i)(j)		750	1,084
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$2,700	2,668
Nationwide Building Society
3.766% due 03/08/2024 •		200	205
4.302% due 03/08/2029 •		200	214
4.363% due 08/01/2024 •		1,290	1,356
Navient Corp.
5.000% due 10/26/2020		4	4
5.875% due 03/25/2021		1,100	1,147
6.500% due 06/15/2022		150	160
Newmark Group, Inc. 6.125% due 11/15/2023		44	48
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	42
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		12	12
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	36
4.500% due 03/15/2023		83	86
5.250% due 08/15/2022		1,470	1,553
5.500% due 02/15/2024		19	21
Physicians Realty LP 3.950% due 01/15/2028		12	13
QNB Finance Ltd.
3.631% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,404
3.870% (US0003M + 1.570%) due 07/18/2021 ~		200	203
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	200	228
3.498% due 05/15/2023 •		$200	203
3.628% (US0003M + 1.470%) due 05/15/2023 ~		200	200
3.875% due 09/12/2023		200	207
4.445% due 05/08/2030 •		400	429
4.892% due 05/18/2029 •		200	220
5.076% due 01/27/2030 •		200	224
7.500% due 08/10/2020 •(i)(j)		200	205
8.000% due 08/10/2025 •(i)(j)		1,800	1,990
8.625% due 08/15/2021 •(i)(j)		400	429
Sabra Health Care LP 4.800% due 06/01/2024		15	16
Santander Holdings USA, Inc.
3.400% due 01/18/2023		24	25
3.500% due 06/07/2024		55	56
3.700% due 03/28/2022		17	17
4.400% due 07/13/2027		21	22
4.450% due 12/03/2021		53	55
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(i)(j)	GBP	1,950	2,540

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Santander UK PLC 3.400% due 06/01/2021		$200	204
SBA Tower Trust 2.877% due 07/15/2046		900	904
SL Green Operating Partnership LP 3.250% due 10/15/2022		8	8
Societe Generale S.A. 7.375% due 10/04/2023 •(i)(j)		300	316
Springleaf Finance Corp.
5.625% due 03/15/2023		500	535
6.125% due 05/15/2022		234	252
6.125% due 03/15/2024		68	73
6.625% due 01/15/2028		21	23
6.875% due 03/15/2025		29	32
8.250% due 12/15/2020		1,700	1,810
Starwood Property Trust, Inc. 4.750% due 03/15/2025		18	19
State Bank of India 4.000% due 01/24/2022		400	411
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	100	137
STORE Capital Corp.
4.500% due 03/15/2028		$10	11
4.625% due 03/15/2029		5	6
UBS Group Funding Switzerland AG 5.750% due 02/19/2022 •(i)(j)	EUR	1,650	1,974
UDR, Inc.
3.500% due 01/15/2028		$11	12
4.625% due 01/10/2022		3	3
UniCredit SpA 7.830% due 12/04/2023		1,490	1,748
VICI Properties LLC 8.000% due 10/15/2023		474	521
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	1,300	1,433
Wells Fargo & Co. 3.393% (US0003M + 1.110%) due 01/24/2023 ~		$1,500	1,517
Welltower, Inc. 4.250% due 04/15/2028		8	9
WP Carey, Inc. 3.850% due 07/15/2029		7	7
			60,396
INDUSTRIALS 11.0%
AbbVie, Inc. 3.375% due 11/14/2021		71	73
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		14	14
Altice Financing S.A. 5.250% due 02/15/2023	EUR	2,830	3,182
Altice France S.A.
5.500% due 01/15/2028		$200	203
6.250% due 05/15/2024		200	207
7.375% due 05/01/2026		1,700	1,829
American Airlines Pass-Through Trust
3.350% due 04/15/2031		19	20
4.000% due 01/15/2027		582	615
Arrow Electronics, Inc. 3.250% due 09/08/2024		5	5
Avon International Capital PLC 6.500% due 08/15/2022		12	12
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		18	18
4.250% due 05/15/2024		89	92
Bacardi Ltd.
4.450% due 05/15/2025		100	107
4.700% due 05/15/2028		100	109
Bausch Health Cos., Inc. 6.500% due 03/15/2022		129	134
Bayer U.S. Finance LLC
2.736% (US0003M + 0.630%) due 06/25/2021 ~		200	200
2.750% due 07/15/2021		4	4
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		38	37
Beazer Homes USA, Inc. 7.250% due 10/15/2029		6	6
Bombardier, Inc.
6.125% due 01/15/2023		8	8
7.875% due 04/15/2027		152	152
British Airways Pass-Through Trust 4.625% due 12/20/2025		220	234
Broadcom Corp.
3.000% due 01/15/2022		158	160
3.625% due 01/15/2024		16	16
3.875% due 01/15/2027		141	142

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co.
2.619% (US0003M + 0.500%) due 03/16/2020 ~		50	50
2.749% (US0003M + 0.630%) due 03/15/2021 ~		40	40
Charter Communications Operating LLC
3.579% due 07/23/2020		1,300	1,312
3.903% (US0003M + 1.650%) due 02/01/2024 ~		268	275
Cigna Corp. 2.489% (US0003M + 0.350%) due 03/17/2020 ~		1,070	1,070
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		179	197
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		14	14
Community Health Systems, Inc.
5.125% due 08/01/2021		669	670
6.250% due 03/31/2023		948	945
8.000% due 03/15/2026		246	246
8.625% due 01/15/2024		505	523
Connect Finco SARL 6.750% due 10/01/2026 (b)		32	33
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (c)		21	21
CVS Pass-Through Trust 5.789% due 01/10/2026		246	265
DAE Funding LLC
4.000% due 08/01/2020		256	258
4.500% due 08/01/2022		24	24
5.000% due 08/01/2024		47	49
5.250% due 11/15/2021		209	218
5.750% due 11/15/2023		98	103
Daimler Finance North America LLC
2.550% due 08/15/2022		150	151
3.100% due 08/15/2029		150	152
Diamond Resorts International, Inc. 7.750% due 09/01/2023		303	313
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (c)		9	9
EI Group PLC 6.875% due 02/15/2021	GBP	360	455
EMC Corp. 2.650% due 06/01/2020		$1,350	1,351
Energy Transfer Partners LP 5.000% due 10/01/2022		1,050	1,114
EQT Corp. 2.869% (US0003M + 0.770%) due 10/01/2020 ~		33	33
Equifax, Inc.
3.028% (US0003M + 0.870%) due 08/15/2021 ~		34	34
3.600% due 08/15/2021		12	12
Exela Intermediate LLC 10.000% due 07/15/2023		43	24
Fiserv, Inc.
2.750% due 07/01/2024		44	45
3.500% due 07/01/2029		26	27
Flex Ltd. 4.875% due 06/15/2029		44	46
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		28	27
General Electric Co.
2.200% due 01/09/2020		31	31
3.100% due 01/09/2023		30	30
5.000% due 01/21/2021 •(i)		494	469
5.500% due 06/07/2021	GBP	100	130
5.550% due 05/04/2020		$14	14
5.550% due 01/05/2026		166	188
5.875% due 01/14/2038		8	10
6.150% due 08/07/2037		1	1
6.875% due 01/10/2039		18	24
General Mills, Inc. 2.862% (US0003M + 0.540%) due 04/16/2021 ~		51	51
Global Payments, Inc.
2.650% due 02/15/2025		19	19
3.200% due 08/15/2029		17	17
4.150% due 08/15/2049		10	11
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		14	15
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		16	17
Hyundai Capital America 2.945% due 09/18/2020 •		72	72
iHeartCommunications, Inc.
6.375% due 05/01/2026		295	320
8.375% due 05/01/2027		553	600
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		80	81
IHS Markit Ltd. 4.000% due 03/01/2026		2	2

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Imperial Brands Finance PLC 3.750% due 07/21/2022		1,300	1,339
Incitec Pivot Finance LLC 6.000% due 12/10/2019		8	8
Installed Building Products, Inc. 5.750% due 02/01/2028		8	8
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		60	56
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		180	169
8.000% due 02/15/2024		126	131
8.500% due 10/15/2024		169	171
9.750% due 07/15/2025		142	149
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		182	174
Keurig Dr Pepper, Inc. 3.200% due 11/15/2021		706	715
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (b)		8	8
Micron Technology, Inc.
4.185% due 02/15/2027		34	35
4.663% due 02/15/2030		62	65
5.327% due 02/06/2029		34	37
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	12	17
Molson Coors Brewing Co. 2.100% due 07/15/2021		$1,000	1,000
NCR Corp.
5.750% due 09/01/2027		14	15
6.125% due 09/01/2029		8	8
Netflix, Inc.
3.875% due 11/15/2029	EUR	192	223
4.625% due 05/15/2029		100	121
5.375% due 11/15/2029		$36	38
5.500% due 02/15/2022		20	21
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		1,350	1,401
Noble Holding International Ltd. 7.875% due 02/01/2026		41	30
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		384	375
NXP BV 4.300% due 06/18/2029		100	107
Occidental Petroleum Corp.
2.600% due 08/13/2021		17	17
3.137% (US0003M + 0.950%) due 02/08/2021 ~		23	23
3.437% (US0003M + 1.250%) due 08/13/2021 ~		11	11
ONEOK Partners LP 3.375% due 10/01/2022		11	11
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		111	109
Pacific Drilling SA 8.375% due 10/01/2023		110	93
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		61	56
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		930	950
Performance Food Group, Inc. 5.500% due 10/15/2027		12	13
Pernod Ricard S.A. 4.450% due 01/15/2022		1,440	1,511
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		385	34
5.500% due 04/12/2037 ^(d)		382	33
6.000% due 05/16/2024 ^(d)		141	12
6.000% due 11/15/2026 ^(d)		63	6
9.750% due 05/17/2035 ^(d)		100	9
Petroleos Mexicanos
6.490% due 01/23/2027		40	42
6.500% due 03/13/2027		60	63
6.750% due 09/21/2047		10	10
6.840% due 01/23/2030		120	124
7.690% due 01/23/2050		60	63
PetSmart, Inc. 5.875% due 06/01/2025		32	32
Prime Security Services Borrower LLC 5.750% due 04/15/2026		10	10
Qorvo, Inc. 4.375% due 10/15/2029		12	12
QVC, Inc.
4.375% due 03/15/2023		24	25
4.450% due 02/15/2025		110	114
4.850% due 04/01/2024		39	41
5.125% due 07/02/2022		34	36
Radiate Holdco LLC 6.875% due 02/15/2023		26	27

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	100	118
Sands China Ltd.
5.125% due 08/08/2025		$200	220
5.400% due 08/08/2028		200	226
Sensata Technologies, Inc. 4.375% due 02/15/2030		14	14
Sky Ltd. 3.125% due 11/26/2022		2	2
SoftBank Group Corp. 4.000% due 04/20/2023	EUR	300	351
Southern Co. 2.350% due 07/01/2021		$1,200	1,204
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		400	435
Staples, Inc. 7.500% due 04/15/2026		32	33
Syngenta Finance NV 3.698% due 04/24/2020		200	201
Tech Data Corp.
3.700% due 02/15/2022		7	7
4.950% due 02/15/2027		10	11
Telesat Canada 6.500% due 10/15/2027 (b)		24	24
Tenet Healthcare Corp.
4.625% due 07/15/2024		36	37
4.625% due 09/01/2024		39	40
4.875% due 01/01/2026		14	14
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		8	7
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		1,784	1,637
2.800% due 07/21/2023		100	81
3.250% due 04/15/2022	EUR	100	102
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~		$110	110
Topaz Solar Farms LLC
4.875% due 09/30/2039		34	36
5.750% due 09/30/2039		240	269
Transocean, Inc.
7.250% due 11/01/2025		82	73
7.500% due 01/15/2026		18	16
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		31	30
Triumph Group, Inc.
4.875% due 04/01/2021		24	24
5.250% due 06/01/2022		12	12
6.250% due 09/15/2024		15	16
United Technologies Corp. 2.818% (US0003M + 0.650%) due 08/16/2021 ~		26	26
Univision Communications, Inc.
5.125% due 05/15/2023		283	284
5.125% due 02/15/2025		555	543
Valaris PLC
5.750% due 10/01/2044		32	14
7.750% due 02/01/2026		2	1
Vale Overseas Ltd.
6.250% due 08/10/2026		95	110
6.875% due 11/21/2036		55	70
6.875% due 11/10/2039		22	28
ViaSat, Inc. 5.625% due 04/15/2027		21	22
VMware, Inc.
2.300% due 08/21/2020		22	22
2.950% due 08/21/2022		34	34
3.900% due 08/21/2027		20	21
VOC Escrow Ltd. 5.000% due 02/15/2028		11	11
Wabtec Corp. 3.419% (US0003M + 1.050%) due 09/15/2021 ~		43	43
Western Digital Corp. 4.750% due 02/15/2026		110	113
Wyndham Destinations, Inc.
3.900% due 03/01/2023		4	4
4.250% due 03/01/2022		2	2
5.400% due 04/01/2024		11	12
5.750% due 04/01/2027		47	51
YPF S.A. 63.450% (BADLARPP + 4.000%) due 09/24/2020 ~(a)	ARS	4,800	74
			36,530
UTILITIES 4.4%
AT&T, Inc. 3.253% (US0003M + 0.950%) due 07/15/2021 ~		$81	82

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

CenturyLink, Inc. 5.625% due 04/01/2020		1,200	1,221
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		600	600
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		550	550
Edison International
2.400% due 09/15/2022		22	22
2.950% due 03/15/2023		3	3
5.750% due 06/15/2027		20	23
Enable Midstream Partners LP 4.950% due 05/15/2028		9	9
FirstEnergy Corp. 2.850% due 07/15/2022		1,400	1,422
Frontier Communications Corp. 8.000% due 04/01/2027		40	42
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	640	760
4.950% due 07/19/2022		$800	848
6.510% due 03/07/2022		500	545
ITC Holdings Corp. 2.700% due 11/15/2022		14	14
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		5	5
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		12	12
ONEOK, Inc. 4.250% due 02/01/2022		1,200	1,243
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)		209	207
2.950% due 03/01/2026 ^(d)		221	219
3.250% due 09/15/2021 ^(d)		113	113
3.250% due 06/15/2023 ^(d)		111	111
3.300% due 03/15/2027 ^(d)		90	90
3.400% due 08/15/2024 ^(d)		159	160
3.500% due 10/01/2020 ^(d)		145	146
3.500% due 06/15/2025 ^(d)		92	92
3.750% due 02/15/2024 ^(d)		181	184
3.750% due 08/15/2042 ^(d)		8	8
3.850% due 11/15/2023 ^(d)		45	45
4.000% due 12/01/2046 ^(d)		3	3
4.250% due 05/15/2021 ^(d)		74	75
4.250% due 03/15/2046 ^(d)		8	8
4.300% due 03/15/2045 ^(d)		2	2
4.450% due 04/15/2042 ^(d)		5	5
4.500% due 12/15/2041 ^(d)		11	11
5.125% due 11/15/2043 ^(d)		70	76
5.400% due 01/15/2040 ^(d)		264	296
5.800% due 03/01/2037 ^(d)		146	165
6.050% due 03/01/2034 ^(d)		293	334
6.250% due 03/01/2039 ^(d)		44	51
6.350% due 02/15/2038 ^(d)		85	99
Petrobras Global Finance BV
5.093% due 01/15/2030		767	801
6.125% due 01/17/2022		394	424
6.250% due 12/14/2026	GBP	700	1,020
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		$2	2
San Diego Gas & Electric Co. 3.750% due 06/01/2047		2	2
Southern California Edison Co.
3.650% due 03/01/2028		4	4
5.750% due 04/01/2035		4	5
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		15	19
Southern California Gas Co. 5.125% due 11/15/2040		2	2
Sprint Communications, Inc. 7.000% due 08/15/2020		1,108	1,146
Sprint Corp.
7.250% due 09/15/2021		1,130	1,209
7.625% due 03/01/2026		18	20
Talen Energy Supply LLC 6.625% due 01/15/2028		18	18
Transocean Phoenix Ltd. 7.750% due 10/15/2024		10	10
Transocean Proteus Ltd. 6.250% due 12/01/2024		2	2

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Verizon Communications, Inc. 5.250% due 03/16/2037	23	29
		14,617
Total Corporate Bonds & Notes (Cost $108,934)		111,543
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp. 5.000% due 10/01/2024	104	177
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	6	4
Total Convertible Bonds & Notes (Cost $199)		181
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	47
6.725% due 04/01/2035	10	12
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	355	385
		456
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007 5.250% due 07/01/2037 ^(d)	15	11
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	5	4
5.700% due 07/01/2023 ^(d)	25	18
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	10	7
6.000% due 07/01/2039 ^(d)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	25	18
6.500% due 07/01/2040 ^(d)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	55	35
5.500% due 07/01/2039 ^(d)	75	49
		150
Total Municipal Bonds & Notes (Cost $476)		606
U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae UMBS
3.000% due 08/01/2027 - 09/01/2027	430	441
4.000% due 03/01/2049	5,106	5,292
Fannie Mae UMBS, TBA
3.000% due 11/01/2034	1,000	1,022
3.500% due 11/01/2049	25,500	26,169
4.000% due 10/01/2049 - 11/01/2049	48,200	50,039
4.500% due 11/01/2049	3,000	3,161
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	9,645	9,856
Freddie Mac UMBS 4.000% due 01/01/2049	176	183
Ginnie Mae
2.829% due 04/20/2066 •	819	820
5.155% due 09/20/2066 ~	350	385
Total U.S. Government Agencies (Cost $96,867)		97,368
U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,621
3.000% due 08/15/2048	10	12
3.000% due 02/15/2049	2,800	3,342
U.S. Treasury Inflation Protected Securities (h)
0.250% due 07/15/2029 (m)	3,912	3,956
0.375% due 07/15/2027	52	53
0.750% due 07/15/2028	2,293	2,412
0.875% due 01/15/2029	2,154	2,291
1.000% due 02/15/2049	816	924
U.S. Treasury Notes
1.750% due 03/31/2022	700	703
1.750% due 05/15/2022	700	703

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

1.750% due 09/30/2022		1,400	1,407
1.750% due 05/15/2023		1,400	1,409
1.875% due 08/31/2022		1,400	1,412
1.875% due 08/31/2024		1,100	1,117
2.000% due 07/31/2022		900	911
2.000% due 05/31/2024		1,300	1,326
2.000% due 06/30/2024		2,300	2,345
2.125% due 06/30/2022		2,400	2,435
2.125% due 02/29/2024		1,500	1,536
2.125% due 07/31/2024		1,100	1,129
2.125% due 09/30/2024		3,200	3,285
2.250% due 12/31/2023		7,630	7,844
2.250% due 01/31/2024 (p)		370	381
2.250% due 10/31/2024		6,600	6,818
2.250% due 11/15/2024		2,600	2,686
2.500% due 05/15/2024		4,000	4,166
2.500% due 01/31/2025		13,800	14,452
2.625% due 01/31/2026		5,600	5,940
2.625% due 02/15/2029		450	487
2.750% due 02/15/2024		100	105
Total U.S. Treasury Obligations (Cost $73,967)			77,208
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,460	2,269
Chase Mortgage Finance Trust 4.208% due 12/25/2035 ^~		1,612	1,540
Eurosail PLC 1.730% due 06/13/2045 •	GBP	1,940	2,367
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	1,199	1,202
HarborView Mortgage Loan Trust 2.297% due 03/19/2036 ^•		$70	68
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	2,000	2,465
Juno Eclipse Ltd. 0.000% due 11/20/2022 •	EUR	570	602
MASTR Adjustable Rate Mortgages Trust 2.568% due 09/25/2037 •		$11,500	5,057
OBX Trust 2.868% due 04/25/2048 •		1,879	1,884
Ripon Mortgages PLC 1.561% due 08/20/2056 •	GBP	1,133	1,390
WaMu Mortgage Pass-Through Certificates Trust 4.519% due 03/25/2033 ~		$81	83
Washington Mutual Mortgage Pass-Through Certificates Trust 3.296% due 10/25/2046 •		3,499	2,534
Wells Fargo Mortgage-Backed Securities Trust 4.984% due 01/25/2035 ~		8	8
Total Non-Agency Mortgage-Backed Securities (Cost $22,243)			21,469
ASSET-BACKED SECURITIES 20.0%
Aegis Asset-Backed Securities Trust 2.188% due 01/25/2037 •		5,450	4,402
ALESCO Preferred Funding Ltd. 2.639% due 12/23/2034 •		463	451
Ameriquest Mortgage Securities Trust 2.358% due 04/25/2036 •		2,316	2,311
Arbor Realty Commercial Real Estate Notes Ltd. 3.018% due 08/15/2027 •		1,400	1,401
Aspen Funding Ltd. 3.938% due 07/10/2037 •		203	203
Asset-Backed Funding Certificates Trust 2.158% due 11/25/2036 •		4,758	3,201
Citigroup Mortgage Loan Trust 2.178% due 12/25/2036 •		1,952	1,356
Citigroup Mortgage Loan Trust, Inc. 2.278% due 03/25/2037 •		31	28
Countrywide Asset-Backed Certificates
2.238% due 05/25/2037 •		2,800	2,690
2.238% due 06/25/2047 •		900	874
Countrywide Asset-Backed Certificates Trust 2.548% due 05/25/2036 •		9,800	9,450
EFS Volunteer LLC 3.126% due 10/25/2035 •		1,104	1,096
First Franklin Mortgage Loan Trust 2.138% due 12/25/2036 •		797	768
Harley Marine Financing LLC 5.682% due 05/15/2043 «		95	78
Home Equity Mortgage Loan Asset-Backed Trust 2.318% due 03/25/2036 •		5,000	4,658
HSI Asset Securitization Corp. Trust
2.128% due 12/25/2036 •		1,156	456
2.158% due 01/25/2037 •		3,791	3,022

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

IXIS Real Estate Capital Trust 2.168% due 01/25/2037 •		4,234	2,040
JPMorgan Mortgage Acquisition Trust 2.268% due 07/25/2036 •		2,203	2,192
Legacy Mortgage Asset Trust 3.890% due 01/28/2070 •		3,311	3,371
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 •		1,184	1,177
Merrill Lynch Mortgage Investors Trust 2.088% due 04/25/2047 •		6,592	3,982
Morgan Stanley ABS Capital, Inc. Trust
2.088% due 10/25/2036 •		2,703	1,751
2.098% due 11/25/2036 •		5,787	4,017
2.288% due 03/25/2036 •		1,776	1,771
Option One Mortgage Loan Trust 2.378% due 01/25/2036 •		5,000	4,636
Saxon Asset Securities Trust 3.768% due 12/25/2037 •		1,830	1,839
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027		747	749
Symphony CLO Ltd. 3.583% due 07/14/2026 •		1,581	1,582
Trapeza CDO Ltd. 2.686% due 01/25/2035 •		868	811
Total Asset-Backed Securities (Cost $59,038)			66,363
SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	42
3.380% due 12/31/2038 þ		306	129
3.750% due 12/31/2038 þ		$4,676	1,876
5.000% due 01/15/2027	EUR	100	43
5.250% due 01/15/2028		500	212
5.625% due 01/26/2022		$135	59
5.875% due 01/11/2028		280	114
7.820% due 12/31/2033	EUR	69	36
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	26	0
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		24,940	185
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		470	4
79.499% (ARLLMONP) due 06/21/2020 ~(a)		113,959	860
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	100	119
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (g)	BRL	4,074	968
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	303
3.125% due 10/11/2027		300	316
Kuwait International Government Bond
2.750% due 03/20/2022		274	278
3.500% due 03/20/2027		900	972
Peru Government International Bond
5.400% due 08/12/2034	PEN	10	3
5.940% due 02/12/2029		2,125	713
6.150% due 08/12/2032		1,256	425
6.350% due 08/12/2028		2,026	700
6.950% due 08/12/2031		1,336	484
8.200% due 08/12/2026		1,340	505
Provincia de Buenos Aires
57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	1,150	7
63.194% due 05/31/2022 •(a)		270	2
Qatar Government International Bond
3.875% due 04/23/2023		$200	212
5.103% due 04/23/2048		200	256
Republic of South Africa Government International Bond
4.850% due 09/30/2029		200	200
5.750% due 09/30/2049		200	199
Saudi Government International Bond
2.875% due 03/04/2023		200	204
3.250% due 10/26/2026		1,200	1,241
3.625% due 03/04/2028		200	212
4.000% due 04/17/2025		200	215
4.500% due 10/26/2046		400	447
4.625% due 10/04/2047		400	455
5.000% due 04/17/2049		200	241
Turkey Government International Bond
4.625% due 03/31/2025	EUR	300	336
5.625% due 03/30/2021		$100	103
5.750% due 03/22/2024		200	200
7.250% due 12/23/2023		400	424
7.625% due 04/26/2029		700	746
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		122	14
7.000% due 03/31/2038 ^(d)		43	5
7.650% due 04/21/2025 ^(d)		105	12
8.250% due 10/13/2024 ^(d)		157	18

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

9.000% due 05/07/2023 ^(d)		46	5
9.250% due 09/15/2027 ^(d)		143	16
9.250% due 05/07/2028 ^(d)		83	9
11.750% due 10/21/2026 ^(d)		10	1
11.950% due 08/05/2031 ^(d)		300	34
Total Sovereign Issues (Cost $20,414)			15,160
		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		133,771	337
iHeartMedia, Inc.		101	2
iHeartMedia, Inc. 'A' (e)		7,418	111
			450
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)		21,610	252
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(k)		239	3
Total Common Stocks (Cost $1,039)			705
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc.		48,312	725
Total Warrants (Cost $879)			725
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% ~		250	48
Total Preferred Securities (Cost $51)			48
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (l) 1.4%			4,476
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
55.466% due 02/26/2020 - 08/27/2020 (f)(g)	ARS	13,407	126
Total Short-Term Instruments (Cost $4,727)			4,602
Total Investments in Securities (Cost $399,396)			406,604
		SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		476,206	4,711
Total Short-Term Instruments (Cost $4,710)			4,711
Total Investments in Affiliates (Cost $4,710)			4,711
Total Investments 124.1% (Cost $404,106)			$411,315
Financial Derivative Instruments (n)(o) 0.2%(Cost or Premiums, net $(3,124))			792
Other Assets and Liabilities, net (24.3)%			(80,573)
Net Assets 100.0%			$331,534

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Westmoreland Mining Holdings LLC	03/26/2019	$1	$3	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.050%	09/26/2019	10/03/2019	$1,380	U.S. Treasury Notes 2.875% due 10/31/2023	$(1,383)	$1,380	$1,380
	2.100	09/26/2019	10/01/2019	2,384	U.S. Treasury Notes 2.875% due 08/15/2028	(2,395)	2,384	2,385
FICC	1.500	09/30/2019	10/01/2019	712	U.S. Treasury Notes 2.250% due 03/31/2021	(730)	712	712
Total Repurchase Agreements						$(4,508)	$4,476	$4,477

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	2.240%	09/12/2019	10/03/2019	$(2,633)	$(2,636)
Total Reverse Repurchase Agreements					$(2,636)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.2)%
Fannie Mae UMBS, TBA	3.000%	11/01/2049	$500	$(507)	$(507)
U.S. Treasury Obligations (1.1)%
U.S. Treasury Notes	2.875%	10/31/2023	1,300	(1,362)	(1,383)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

U.S. Treasury Notes	2.875	08/15/2028	2,170	(2,374)	(2,395)
Total U.S. Treasury Obligations				(3,736)	(3,778)
Total Short Sales (1.3)%				$(4,243)	$(4,285)

(m)	Securities with an aggregate market value of $2,637 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(23,121) at a weighted average interest rate of 2.586%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(24) of accrued interest.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2019	368	$47,955	$(480)	$0	$(29)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2019	34	$(3,381)	$(31)	$19	$(1)
Japan Government 10-Year Bond December Futures	12/2019	1	(1,434)	1	2	0
U.S. Treasury 5-Year Note December Futures	12/2019	123	(14,655)	79	6	0
United Kingdom Long Gilt December Futures	12/2019	102	(16,836)	(96)	0	(49)
				$(47)	$27	$(50)
Total Futures Contracts				$(527)	$27	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	0.454%	EUR	100	$0	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	(5.000)%	Quarterly	06/20/2024	$99	$(6)	$(1)	$(7)	$0	$(1)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024	1,500	(100)	(2)	(102)	0	(4)
					$(106)	$(3)	$(109)	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(30)	$15	$(15)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	3,700	(179)	34	(145)	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	2,100	(71)	(27)	(98)	2	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	200	(10)	0	(10)	0	0
					$(290)	$22	$(268)	$2	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	Semi-Annual	06/19/2024		$17,500	$(592)	$(729)	$(1,321)	$3	$0
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,600	(195)	19	(176)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(399)	(752)	(1,151)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	85	(168)	(83)	1	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(1)	(31)	(32)	0	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(33)	(15)	(48)	1	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(28)	(37)	(65)	0	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(1)	(32)	(33)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,100	(21)	(248)	(269)	0	(2)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(8)	(275)	(283)	0	(3)
Receive(6)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	40	25	65	0	(4)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(3)	(113)	(116)	0	(1)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(7)	(13)	(20)	2	0
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(3)	(1)	(4)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	(1)	(16)	1	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	0	19	19	0	(5)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	293	818	1,111	0	(26)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	10	95	105	0	(2)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029	EUR	700	(14)	(36)	(50)	1	0
Receive (6)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	33	(26)	7	2	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	11	(12)	(1)	3	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	4,600	48	(110)	(62)	0	(19)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	90,000	0	(32)	(32)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(18)	(18)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		220,000	14	(82)	(68)	4	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,356,000	(242)	(2,178)	(2,420)	113	0
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(21)	(21)	1	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		10,000	0	(4)	(4)	1	0
Pay	6-Month JPY-LIBOR	0.119	Semi-Annual	08/30/2029		100,000	0	(7)	(7)	0	(2)
Pay	6-Month JPY-LIBOR	0.125	Semi-Annual	09/06/2029		40,000	0	(3)	(3)	0	(1)
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		22,000	0	(1)	(1)	0	(1)
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		21,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		21,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		21,000	0	0	0	0	(1)
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		21,000	0	1	1	0	(1)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		32,000	0	(1)	(1)	0	(1)
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		26,000	0	(1)	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	(3)	(31)	0	(1)
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(14)	(14)	0	(1)
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(13)	(13)	0	(1)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(6)	4	(2)	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	2	(17)	(15)	0	(1)
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(3)	3	0	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	24	(9)	0	(1)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	5	5	0	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(3)	(2)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	19	67	86	0	(3)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	(3)	19	16	0	(1)
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	0	8	8	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	(1)	9	8	0	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	(1)	6	5	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	0	0	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	13	(5)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	24	(19)	0	(1)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(4)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	20	33	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	12	12	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	18	18	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	(3)	42	39	0	(3)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	4	5	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	0	16	16	0	(1)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	0	(14)	(14)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027	18,900	(10)	(72)	(82)	2	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	300	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	2,100	1	(10)	(9)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037	1,500	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	400	2	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	1,500	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	3,100	3	(20)	(17)	0	0
						$(1,133)	$(3,832)	$(4,965)	$141	$(86)
Total Swap Agreements						$(1,529)	$(3,813)	$(5,342)	$143	$(91)

Cash of $3,656 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(7)	Unsettled variation margin asset of $4 and liability of $(4) for closed swap agreements is outstanding at period end.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$14,668	GBP	11,904	$0	$(31)
	11/2019	GBP	11,904		$14,688	31	0
	11/2019	NZD	4,044		2,614	79	0
BPS	10/2019	EUR	16,311		18,113	335	0
	10/2019	MXN	4,138		212	3	0
	10/2019		$781	AUD	1,142	0	(10)
	10/2019		935	JPY	99,900	0	(12)
	01/2020	BRL	6,700		$1,748	145	0
	01/2020		$291	BRL	1,106	0	(26)
	01/2020		209	MXN	4,138	0	(3)
BRC	10/2019		1,501	AUD	2,182	0	(28)
	10/2019		17,846	EUR	16,311	0	(68)
	10/2019		2,726	JPY	294,100	0	(6)
	11/2019	EUR	15,663		$17,168	53	0
CBK	10/2019	GBP	11,894		14,515	0	(109)
	10/2019	MXN	55,226		2,869	74	0
	10/2019	PEN	261		77	0	(1)
	10/2019		$443	GBP	356	0	(6)
	10/2019		1,833	JPY	198,200	0	(1)
	10/2019		108	MXN	2,146	1	0
	10/2019		77	PEN	261	1	0
	10/2019		1,849	RUB	118,099	0	(32)
	10/2019		272	TRY	1,561	4	0
	11/2019	PEN	373		$109	0	(1)
	11/2019		$121	MXN	2,418	1	0
	11/2019		4,845	RUB	320,074	64	0
	12/2019		1,270		86,101	45	0
	01/2020	PEN	261		$77	0	0
	01/2020		$243	BRL	920	0	(22)
	01/2020		2,820	MXN	55,226	0	(70)
GLM	10/2019	GBP	184		$229	3	0
	10/2019		$102	MXN	1,992	0	(2)
	10/2019		276	TRY	1,613	9	0
HUS	10/2019	AUD	7,510		$5,071	2	0
	10/2019	GBP	453		553	0	(4)
	10/2019		$15	ARS	977	0	0
	10/2019		2,234	AUD	3,267	0	(29)
	10/2019		334	GBP	271	0	0
	10/2019		1,043	JPY	112,500	0	(2)
	10/2019		2,819	MXN	55,226	0	(24)
	10/2019		928	TRY	5,329	7	0
MYI	10/2019	JPY	858,875		$8,140	196	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019		$551	AUD	811	0	(4)
	10/2019		1,051	JPY	113,075	0	(5)
	11/2019	JPY	113,075		$1,053	5	0
	01/2020		$157	BRL	600	0	(14)
SCX	10/2019		387	JPY	41,100	0	(6)
	10/2019		153	TRY	881	2	0
Total Forward Foreign Currency Contracts						$1,060	$(516)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	1,200	$(1)	$0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	600	(1)	0
	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.400	12/18/2019	900	(1)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.750	12/18/2019	900	(1)	(1)
BRC	Put - OTC CDX.HY-32 5-Year Index	Sell	99.000	10/16/2019	900	(3)	0
	Put - OTC CDX.HY-32 5-Year Index	Sell	97.000	11/20/2019	900	(4)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	600	(1)	0
	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.425	11/20/2019	1,300	(1)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.750	11/20/2019	1,300	(1)	(1)
CBK	Put - OTC CDX.HY-32 5-Year Index	Sell	93.000	10/16/2019	1,800	(3)	0
	Put - OTC CDX.HY-32 5-Year Index	Sell	94.000	10/16/2019	1,400	(2)	0
CKL	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.425	11/20/2019	2,700	(2)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.750	11/20/2019	2,700	(3)	(1)
	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.400	12/18/2019	580	0	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.750	12/18/2019	580	(1)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	600	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,100	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	2,800	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	3,000	(3)	0
						$(32)	$(6)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.895%	10/16/2019	300	$(8)	$(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.895	10/16/2019	300	(7)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/30/2019	600	(3)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/30/2019	600	(3)	(2)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/30/2019	700	(3)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/30/2019	700	(3)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.910	10/15/2019	300	(7)	(15)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	10/15/2019	300	(7)	(1)
							$(41)	$(42)
Total Written Options							$(73)	$(48)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.657%	$100	$(2)	$3	$1	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.525	600	(36)	25	0	(11)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.802	100	(6)	7	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.871	900	(40)	44	4	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.599	100	(15)	16	1	0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.284	200	1	4	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.390	550	(16)	24	8	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	86.901	12	0	(7)	0	(7)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.871	3,000	(116)	129	13	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	600	(10)	(1)	0	(11)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.937	100	0	0	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	400	(6)	(1)	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	400	(7)	8	1	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.504	460	(86)	90	4	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.599	600	(94)	99	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.530	4,660	(102)	172	70	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	200	(1)	0	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.371	1,200	(25)	12	0	(13)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.408	400	(63)	22	0	(41)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.643	300	(15)	7	0	(8)
							$(639)	$653	$113	$(99)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$775	$(5)	$2	$0	$(3)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	362	107	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	742	148	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	14	15	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(39)	11	0	(28)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,375	22	(2)	20	0
						$(870)	$1,129	$290	$(31)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	$100	$(1)	$3	$2	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	2,100	(11)	13	2	0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	100	0	12	12	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	200	(1)	4	3	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	100	0	4	4	0
								$(13)	$36	$23	$0
Total Swap Agreements								$(1,522)	$1,818	$426	$(130)

(p)	Securities with an aggregate market value of $274 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,478	$1,148	$10,626
Corporate Bonds & Notes
Banking & Finance	0	60,396	0	60,396
Industrials	74	36,456	0	36,530
Utilities	0	14,617	0	14,617
Convertible Bonds & Notes
Industrials	0	177	0	177
Utilities	0	4	0	4
Municipal Bonds & Notes
Illinois	0	456	0	456
Puerto Rico	0	150	0	150
U.S. Government Agencies	0	97,368	0	97,368
U.S. Treasury Obligations	0	77,208	0	77,208
Non-Agency Mortgage-Backed Securities	0	21,469	0	21,469
Asset-Backed Securities	0	66,285	78	66,363
Sovereign Issues	0	15,160	0	15,160
Common Stocks
Communication Services	448	2	0	450
Consumer Discretionary	252	0	0	252
Industrials	0	0	3	3
Warrants
Communication Services	0	725	0	725
Preferred Securities
Banking & Finance	0	48	0	48
Short-Term Instruments
Repurchase Agreements	0	4,476	0	4,476
Argentina Treasury Bills	0	126	0	126
	$774	$404,601	$1,229	$406,604
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,711	$0	$0	$4,711
Total Investments	$5,485	$404,601	$1,229	$411,315
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(507)	0	(507)
U.S. Treasury Obligations	0	(3,778)	0	(3,778)
	$0	$(4,285)	$0	$(4,285)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	143	0	170
Over the counter	0	1,486	0	1,486
	$27	$1,629	$0	$1,656
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(79)	(91)	0	(170)
Over the counter	0	(694)	0	(694)
	$(79)	$(785)	$0	$(864)
Total Financial Derivative Instruments	$(52)	$844	$0	$792
Totals	$5,433	$401,160	$1,229	$407,822

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	200	$84
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	8,070	60
79.499% (ARLLMONP) due 06/21/2020 ~(a)		15,430	116
Total Argentina (Cost $1,204)			260
AUSTRALIA 0.2%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Trust 2.810% due 07/21/2026	AUD	501	338
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	315
SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp. 2.750% due 11/20/2025	AUD	131	103
Total Australia (Cost $827)			756
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
5.093% due 01/15/2030		$1,878	1,961
6.125% due 01/17/2022		102	110
Total Brazil (Cost $2,060)			2,071
CANADA 2.5%
CORPORATE BONDS & NOTES 1.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$95	98
Bank of Nova Scotia 1.875% due 04/26/2021		1,200	1,200
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021		500	511
Enbridge, Inc.
2.738% (US0003M + 0.400%) due 01/10/2020 ~		1,200	1,200
2.819% (US0003M + 0.700%) due 06/15/2020 ~		400	401
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	601
HSBC Bank Canada 3.300% due 11/28/2021		$1,200	1,234
Royal Bank of Canada 2.300% due 03/22/2021		800	804
Toronto-Dominion Bank
2.250% due 03/15/2021		800	804
2.500% due 01/18/2022		2,000	2,028
			8,881
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
2.044% due 06/01/2020	CAD	141	106
2.244% due 07/01/2020		390	295
2.244% due 08/01/2020		158	119

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		530	406
			926
SOVEREIGN ISSUES 0.7%
Canadian Government Real Return Bond 1.500% due 12/01/2044 (g)		474	463
Province of Ontario
2.600% due 06/02/2027		3,500	2,755
6.200% due 06/02/2031		100	107
Province of Quebec 3.000% due 09/01/2023		1,100	868
			4,193
Total Canada (Cost $13,872)			14,000
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 2.1%
Avery Point CLO Ltd. 3.420% due 01/18/2025 •		$497	498
Cent CLO Ltd. 3.373% due 10/15/2026 •		1,400	1,400
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		1,200	1,200
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •		300	298
Flagship Ltd. 3.398% due 01/20/2026 •		246	246
LCM LP 3.318% due 10/20/2027 •		1,400	1,400
Marathon CLO Ltd. 3.022% due 11/21/2027 •		1,300	1,295
Mountain View CLO Ltd. 3.103% due 10/15/2026 •		268	267
Octagon Investment Partners Ltd. 3.403% due 04/15/2026 •		412	412
Staniford Street CLO Ltd. 3.299% due 06/15/2025 •		285	286
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •		1,400	1,401
Tralee CLO Ltd. 3.388% due 10/20/2028 •		1,300	1,297
Venture CDO Ltd. 3.183% due 04/15/2027		300	299
WhiteHorse Ltd. 3.233% due 04/17/2027 •		259	258
Zais CLO Ltd. 3.453% due 04/15/2028 •		1,400	1,402
			11,959
CORPORATE BONDS & NOTES 1.2%
Goodman HK Finance 4.375% due 06/19/2024		300	317
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	508
QNB Finance Ltd. 3.474% (US0003M + 1.350%) due 05/31/2021 ~		4,500	4,563
Sands China Ltd.
4.600% due 08/08/2023		300	318
5.125% due 08/08/2025		200	220
5.400% due 08/08/2028		500	564
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	209
			6,699
Total Cayman Islands (Cost $18,506)			18,658
CHINA 5.2%
SOVEREIGN ISSUES 5.2%
China Development Bank
3.050% due 08/25/2026	CNY	10,200	1,371
3.180% due 04/05/2026		16,800	2,284
3.680% due 02/26/2026		52,400	7,349
3.740% due 09/10/2025		10,200	1,437
3.800% due 01/25/2036		5,000	690
4.040% due 04/10/2027		25,300	3,605
4.040% due 07/06/2028		3,300	471
4.150% due 10/26/2025		2,600	375
4.240% due 08/24/2027		46,700	6,743

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

4.880% due 02/09/2028		24,300	3,666
China Government Bond
2.740% due 08/04/2026		800	109
2.950% due 06/16/2023		2,200	309
3.220% due 12/06/2025		2,200	310
3.290% due 10/18/2023		6,500	925
4.400% due 12/12/2046		500	80
Total China (Cost $30,837)			29,724
DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	14,100	2,065
1.500% due 10/01/2037		6,770	1,021
1.500% due 10/01/2050		3,990	600
2.000% due 10/01/2047		7,709	1,159
2.500% due 10/01/2047		50	8
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		47,700	7,007
1.500% due 10/01/2037		885	133
1.500% due 10/01/2050		6,600	988
2.000% due 10/01/2050		2,774	417
Nykredit Realkredit A/S
0.088% due 10/01/2022 •	EUR	1,400	1,545
1.500% due 10/01/2037	DKK	2,028	306
1.500% due 10/01/2050		46,111	6,916
2.000% due 10/01/2050		2,886	434
2.500% due 10/01/2036		204	31
2.500% due 10/01/2047		21	3
Realkredit Danmark A/S
2.500% due 04/01/2036		133	20
2.500% due 07/01/2047		46	7
Total Denmark (Cost $22,853)			22,660
FRANCE 2.7%
CORPORATE BONDS & NOTES 0.4%
Danone S.A. 1.691% due 10/30/2019		$700	700
Dexia Credit Local S.A. 2.375% due 09/20/2022		600	608
Electricite de France S.A. 4.600% due 01/27/2020		1,000	1,008
			2,316
SOVEREIGN ISSUES 2.3%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	7,400	11,359
3.250% due 05/25/2045 (k)		800	1,486
			12,845
Total France (Cost $11,775)			15,161
GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
2.700% due 07/13/2020		$600	599
3.093% (US0003M + 0.815%) due 01/22/2021 ~		1,300	1,289
3.150% due 01/22/2021		500	499
4.250% due 10/14/2021		1,800	1,827
Deutsche Pfandbriefbank AG 3.375% due 11/22/2021		600	618
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	223
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	913
Kreditanstalt fuer Wiederaufbau 0.625% due 02/22/2027	EUR	3,500	4,119
Volkswagen Bank GmbH 1.250% due 08/01/2022		400	448
Total Germany (Cost $10,439)			10,535
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$800	836

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Total Guernsey, Channel Islands (Cost $799)			836
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$400	436
Total Hong Kong (Cost $399)			436
INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd. 3.500% due 03/18/2020		$200	201
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		500	505
State Bank of India 4.000% due 01/24/2022		200	205
Total India (Cost $907)			911
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$300	315
Total Indonesia (Cost $298)			315
IRELAND 1.2%
ASSET-BACKED SECURITIES 0.8%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,200	1,309
Aurium CLO DAC 0.000% due 04/16/2030 •(b)		500	545
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		650	708
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		800	877
Toro European CLO DAC 0.900% due 10/15/2030 •		1,300	1,419
			4,858
CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$800	819
AIB Group PLC 4.750% due 10/12/2023		200	212
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		400	400
			1,431
SOVEREIGN ISSUES 0.2%
Ireland Government International Bond 5.400% due 03/13/2025	EUR	700	1,006
Total Ireland (Cost $7,395)			7,295
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$500	543
4.125% due 01/17/2048		300	353
Total Israel (Cost $794)			896
ITALY 4.3%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.082% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	1,600	1,757
1.327% (EUR003M + 1.700%) due 10/25/2021 ~		1,600	1,768

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		$1,200	1,408
			4,933
SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	2,600	2,867
1.450% due 11/15/2024		400	463
1.750% due 07/01/2024		3,000	3,508
2.450% due 09/01/2033		400	505
2.500% due 11/15/2025		1,900	2,333
2.950% due 09/01/2038		1,200	1,608
3.000% due 08/01/2029 (k)		5,600	7,363
3.450% due 03/01/2048		150	223
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	639
			19,509
Total Italy (Cost $23,231)			24,442
JAPAN 14.3%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	697
2.827% (US0003M + 0.540%) due 08/04/2020 ~		2,600	2,606
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		600	601
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	225
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		230	232
3.455% due 03/02/2023		600	621
Mizuho Financial Group, Inc.
3.018% (US0003M + 0.880%) due 09/11/2022 ~		700	704
3.138% (US0003M + 1.000%) due 09/11/2024 ~		900	908
3.922% due 09/11/2024 •		500	526
ORIX Corp. 3.250% due 12/04/2024		200	208
Sumitomo Mitsui Financial Group, Inc. 3.782% (US0003M + 1.680%) due 03/09/2021 ~		600	611
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	500	562
			8,501
SOVEREIGN ISSUES 12.8%
Development Bank of Japan, Inc. 1.625% due 09/01/2021		$1,200	1,192
Japan Bank for International Cooperation
2.375% due 07/21/2022		300	304
2.375% due 11/16/2022		200	203
3.250% due 07/20/2023		700	735
3.375% due 10/31/2023		300	317
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,100	2,105
2.625% due 04/20/2022		1,600	1,627
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	453,722	4,377
0.100% due 03/20/2029		3,100,000	29,629
0.100% due 06/20/2029		610,000	5,824
0.300% due 06/20/2046		620,000	5,713
0.500% due 09/20/2046		452,000	4,378
0.500% due 03/20/2049		568,000	5,471
0.700% due 12/20/2048		972,000	9,863
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	699
2.500% due 06/08/2022		600	608
			73,045
Total Japan (Cost $78,856)			81,546
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	203
3.500% due 03/20/2027		2,800	3,024

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Total Kuwait (Cost $2,978)			3,227
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	600	702
6.125% due 03/09/2021		$1,000	1,057
Total Lithuania (Cost $1,751)			1,759
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Aroundtown S.A. 1.625% due 01/31/2028	EUR	700	791
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		400	448
Emerald Bay S.A. 0.000% due 10/08/2020 (e)		289	310
			1,549
Total Luxembourg (Cost $1,562)			1,549
MALAYSIA 0.5%
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond 3.654% due 10/31/2019	MYR	11,400	2,724
Total Malaysia (Cost $2,770)			2,724
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 2.519% (US0003M + 0.400%) due 06/23/2035 ~		$931	857
Total Multinational (Cost $701)			857
NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.3%
Chapel BV 0.000% due 07/17/2066 •	EUR	34	37
Dryden Euro CLO BV 0.880% due 01/15/2030 •		1,200	1,308
Penta CLO BV 0.790% due 08/04/2028 •		600	655
			2,000
CORPORATE BONDS & NOTES 1.6%
Cooperatieve Rabobank UA
3.125% due 04/26/2021		$400	407
5.500% due 06/29/2020 •(h)(i)	EUR	200	225
6.875% due 03/19/2020 (i)		700	787
Enel Finance International NV 2.650% due 09/10/2024		$1,300	1,303
ING Bank NV 2.625% due 12/05/2022		3,600	3,686
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	499
NXP BV 4.125% due 06/01/2021		800	821
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	150	206
Syngenta Finance NV 3.698% due 04/24/2020		$700	703
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	300	305

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		$100	106
			9,048
Total Netherlands (Cost $11,079)			11,048
NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,100	1,117
3.250% due 06/28/2023		500	524
			1,641
SOVEREIGN ISSUES 0.0%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,800	206
Total Norway (Cost $1,848)			1,847
PERU 0.7%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,900	565
SOVEREIGN ISSUES 0.6%
Peru Government International Bond
5.940% due 02/12/2029		800	269
6.350% due 08/12/2028		9,400	3,249
			3,518
Total Peru (Cost $3,841)			4,083
POLAND 0.3%
CORPORATE BONDS & NOTES 0.0%
PKO Bank Hipoteczny S.A. 0.250% due 11/23/2021	EUR	200	220
SOVEREIGN ISSUES 0.3%
Poland Government International Bond 2.250% due 04/25/2022	PLN	6,600	1,673
Total Poland (Cost $1,886)			1,893
QATAR 1.6%
SOVEREIGN ISSUES 1.6%
Qatar Government International Bond
3.375% due 03/14/2024		$400	419
3.875% due 04/23/2023		3,800	4,024
4.000% due 03/14/2029		2,200	2,441
4.500% due 04/23/2028		1,800	2,055
4.817% due 03/14/2049		200	248
Total Qatar (Cost $8,392)			9,187
SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	404
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.375% due 10/26/2021		3,700	3,709
2.875% due 03/04/2023		1,000	1,017
3.250% due 10/26/2026		400	414
3.625% due 03/04/2028		500	531
4.000% due 04/17/2025		1,900	2,039

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

4.375% due 04/16/2029		400	450
			8,160
Total Saudi Arabia (Cost $8,255)			8,564
SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	992
3.500% due 09/18/2027		300	309
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		600	648
DBS Bank Ltd. 3.300% due 11/27/2021		400	410
Oversea-Chinese Banking Corp. Ltd. 2.574% (US0003M + 0.450%) due 05/17/2021 ~		700	701
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		400	405
Total Singapore (Cost $3,355)			3,465
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,419	1,612
Total Slovenia (Cost $1,480)			1,612
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of South Africa Government International Bond 4.850% due 09/30/2029		$500	499
Total South Africa (Cost $500)			499
SOUTH KOREA 2.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$400	399
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	1,075
2.375% due 12/10/2027		1,350,000	1,210
2.375% due 12/10/2028		5,820,000	5,252
2.625% due 06/10/2028		2,450,000	2,245
5.500% due 03/10/2028		1,350,000	1,490
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	211
			11,483
Total South Korea (Cost $12,105)			11,882
SPAIN 6.4%
ASSET-BACKED SECURITIES 0.0%
Driver Espana FDT 0.000% due 12/21/2028 •	EUR	94	103
CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)		200	231
6.750% due 02/18/2020 •(h)(i)		400	445
Banco Santander S.A.
3.848% due 04/12/2023		$200	208
4.750% due 03/19/2025 •(h)(i)	EUR	200	212
6.250% due 09/11/2021 •(h)(i)		400	461
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		200	233

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Telefonica Emisiones S.A. 5.134% due 04/27/2020		$800	813
			2,603
SOVEREIGN ISSUES 5.9%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	274
4.900% due 09/15/2021		1,000	1,186
4.950% due 02/11/2020		1,370	1,519
Autonomous Community of Valencia 4.900% due 03/17/2020		600	669
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,463
0.600% due 10/31/2029		10,500	11,973
1.400% due 07/30/2028		6,400	7,801
1.450% due 04/30/2029		3,900	4,793
2.700% due 10/31/2048		400	617
2.900% due 10/31/2046		1,600	2,529
			33,824
Total Spain (Cost $35,501)			36,530
SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	328
0.500% due 08/10/2023		400	263
Total Supranational (Cost $679)			591
SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Lansforsakringar Hypotek AB 1.500% due 03/18/2021	EUR	700	785
Stadshypotek AB 2.500% due 04/05/2022		$300	304
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	6,000	679
Total Sweden (Cost $1,820)			1,768
SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
Credit Suisse AG
0.750% due 09/17/2021	EUR	200	223
6.500% due 08/08/2023 (i)		$200	223
Credit Suisse Group AG
3.319% (US0003M + 1.200%) due 12/14/2023 ~		800	807
3.869% due 01/12/2029 •		250	264
4.282% due 01/09/2028		250	269
UBS AG
2.200% due 06/08/2020		900	900
2.618% (US0003M + 0.480%) due 12/01/2020 ~		1,200	1,204
			3,890
SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	300	474
Total Switzerland (Cost $4,285)			4,364
UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$500	500
3.000% due 03/30/2022		200	204
			704
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	506

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

3.125% due 10/11/2027		900	947
			1,453
Total United Arab Emirates (Cost $2,091)			2,157
UNITED KINGDOM 9.8%
CORPORATE BONDS & NOTES 5.4%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$3,300	3,641
Barclays PLC
3.588% (US0003M + 1.430%) due 02/15/2023 ~		700	700
3.650% due 03/16/2025		600	616
4.291% (US0003M + 2.110%) due 08/10/2021 ~		600	612
4.610% due 02/15/2023 •		1,300	1,351
7.125% due 06/15/2025 •(h)(i)	GBP	500	653
7.750% due 09/15/2023 •(h)(i)		$300	312
8.000% due 12/15/2020 •(h)(i)	EUR	200	234
8.000% due 06/15/2024 •(h)(i)		$400	426
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	400	513
FCE Bank PLC 1.660% due 02/11/2021	EUR	200	222
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,500	1,907
HSBC Holdings PLC
2.724% (US0003M + 0.600%) due 05/18/2021 ~		$600	601
3.124% (US0003M + 1.000%) due 05/18/2024 ~		300	301
4.583% due 06/19/2029 •		800	888
4.750% due 07/04/2029 •(h)(i)	EUR	200	231
5.875% due 09/28/2026 •(h)(i)	GBP	300	391
Imperial Brands Finance PLC
2.950% due 07/21/2020		$800	803
3.875% due 07/26/2029		600	606
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	783
5.125% due 03/07/2025		700	1,050
Nationwide Building Society 3.766% due 03/08/2024 •		$1,200	1,233
Natwest Markets PLC 0.625% due 03/02/2022	EUR	300	331
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	300	365
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	604
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		800	802
3.875% due 09/12/2023		300	310
4.269% due 03/22/2025 •		1,300	1,360
4.519% due 06/25/2024 •		1,200	1,263
7.500% due 08/10/2020 •(h)(i)		200	205
8.625% due 08/15/2021 •(h)(i)		500	537
Santander UK Group Holdings PLC
0.440% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	1,800	1,949
2.875% due 10/16/2020		$1,700	1,707
2.875% due 08/05/2021		400	402
7.375% due 06/24/2022 •(h)(i)	GBP	200	260
Santander UK PLC 4.250% due 04/12/2021	EUR	300	350
Tesco PLC 6.125% due 02/24/2022	GBP	50	68
Tesco Property Finance PLC
5.411% due 07/13/2044		191	300
5.661% due 10/13/2041		98	156
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	649
Virgin Money PLC 2.250% due 04/21/2020		700	865
Vodafone Group PLC 3.312% (US0003M + 0.990%) due 01/16/2024 ~		$500	505
			31,062
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Brunel Residential Mortgage Securitisation PLC 0.987% due 01/13/2039 •	GBP	1,039	1,255
Business Mortgage Finance PLC 2.768% due 02/15/2041 •		211	258
Dukinfield PLC 1.768% due 08/15/2045 •		545	670
Eurohome UK Mortgages PLC 0.935% due 06/15/2044 •		346	412
Eurosail PLC
0.932% due 06/10/2044 •		9	11
1.730% due 06/13/2045 •		505	615

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Finsbury Square PLC 1.730% due 09/12/2068 •	952	1,173
Harben Finance PLC 1.561% due 08/20/2056 •	1,058	1,297
Hawksmoor Mortgages 0.000% due 05/25/2053 •	2,000	2,465
Lanark Master Issuer PLC 1.581% (BP0003M + 0.820%) due 12/22/2069 ~	933	1,151
Mansard Mortgages PLC 1.431% due 12/15/2049 •	139	167
Newgate Funding PLC
0.927% due 12/01/2050 •	283	328
1.781% due 12/15/2050 •	247	292
Paragon Mortgages PLC 1.007% due 01/15/2039 •	696	810
Residential Mortgage Securities PLC
1.726% due 12/20/2046 •	900	1,107
1.979% due 09/20/2065 •	884	1,092
Ripon Mortgages PLC 1.561% due 08/20/2056 •	2,342	2,873
RMAC Securities PLC 0.933% due 06/12/2044 •	436	506
Towd Point Mortgage Funding PLC
1.773% due 04/20/2045 •	550	676
1.798% due 10/20/2051 •	1,604	1,978
1.961% due 02/20/2054 •	966	1,189
		20,325
	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	960	185
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.8%
United Kingdom Gilt
3.250% due 01/22/2044	$1,200	2,202
4.250% due 12/07/2040	1,200	2,423
		4,625
Total United Kingdom (Cost $56,674)		56,197
UNITED STATES 53.7%
ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust 2.158% due 07/25/2036 •	$1,363	1,097
Amortizing Residential Collateral Trust 2.718% due 10/25/2031 •	1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.958% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 2.498% due 05/25/2035 •	1,726	1,664
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.398% due 02/25/2036 •	576	481
Bayview Opportunity Master Fund Trust 4.090% due 02/28/2034 þ	826	833
Citigroup Mortgage Loan Trust
2.178% due 12/25/2036 •	558	387
2.278% due 03/25/2036 •	590	568
Citigroup Mortgage Loan Trust, Inc.
2.278% due 06/25/2037 •	2,700	2,631
2.678% due 07/25/2035 •	1,200	1,190
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•	399	376
2.158% due 06/25/2035 •	378	345
2.158% due 03/25/2037 •	1,760	1,620
2.158% due 06/25/2037 •	491	466
2.158% due 07/25/2037 •	346	315
2.158% due 06/25/2047 ^•	375	336
2.158% due 06/25/2047 •	1,202	1,137
2.168% due 04/25/2047 ^•	334	323
2.308% due 07/25/2036 •	343	340
4.742% due 08/25/2035 ^~	439	414
Countrywide Asset-Backed Certificates Trust 3.368% due 04/25/2035 •	1,000	1,013

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 2.638% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust 2.133% due 07/25/2036 •		1,258	1,197
GSAMP Trust 2.663% due 11/25/2035 ^•		1,329	1,054
Home Equity Mortgage Loan Asset-Backed Trust 2.258% due 04/25/2037 •		571	431
HSI Asset Securitization Corp. Trust 2.278% due 04/25/2037 •		784	534
Long Beach Mortgage Loan Trust 2.578% due 10/25/2034 •		12	12
Merrill Lynch Mortgage Investors Trust 2.168% due 08/25/2037 •		1,409	914
Morgan Stanley ABS Capital, Inc. Trust 2.148% due 10/25/2036 •		149	144
Morgan Stanley Home Equity Loan Trust
2.245% due 12/25/2036 •		1,009	584
2.248% due 04/25/2037 •		841	569
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		165	73
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.308% due 03/25/2036 •		700	691
NovaStar Mortgage Funding Trust 2.148% due 03/25/2037 •		733	547
Option One Mortgage Loan Trust 2.158% due 01/25/2037 •		436	327
Renaissance Home Equity Loan Trust
4.568% due 12/25/2032 •		363	358
5.294% due 01/25/2037 þ		641	335
5.675% due 06/25/2037 ^þ		1,053	455
5.731% due 11/25/2036 þ		1,009	553
Residential Asset Mortgage Products Trust
2.238% due 12/25/2035 •		377	348
2.478% due 12/25/2035 •		958	827
Residential Asset Securities Corp. Trust 2.268% due 11/25/2036 ^•		2,025	1,849
Saxon Asset Securities Trust 3.768% due 12/25/2037 •		382	363
SLM Student Loan Trust 1.330% due 03/15/2038 •	GBP	578	685
Soundview Home Loan Trust
2.168% due 06/25/2037 •		$85	65
2.268% due 11/25/2036 •		1,400	1,319
Structured Asset Investment Loan Trust
2.148% due 07/25/2036 •		489	385
2.328% due 01/25/2036 •		1,300	1,247
Terwin Mortgage Trust 2.958% due 11/25/2033 •		24	23
Towd Point Mortgage Trust 3.018% due 05/25/2058 •		1,170	1,180
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,433
			34,041
CORPORATE BONDS & NOTES 12.8%
AIG Global Funding
2.300% due 07/01/2022		900	903
2.565% (US0003M + 0.480%) due 07/02/2020 ~		1,000	1,003
Allergan Sales LLC 5.000% due 12/15/2021		600	630
American Honda Finance Corp. 2.637% (US0003M + 0.350%) due 11/05/2021 ~		200	200
American Tower Corp.
2.950% due 01/15/2025		800	818
3.450% due 09/15/2021		500	512
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,184
2.888% (US0003M + 0.750%) due 06/01/2021 ~		$2,700	2,714
3.253% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,413
3.312% (US0003M + 1.180%) due 06/12/2024 ~		1,600	1,630
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	105
4.350% due 04/20/2028		200	213
Bank of America Corp. 5.875% due 03/15/2028 •(h)		700	758
BAT Capital Corp.
2.765% due 08/14/2020 •		400	401
3.557% due 08/15/2027		500	503
Bayer U.S. Finance LLC
2.736% (US0003M + 0.630%) due 06/25/2021 ~		300	300
3.129% (US0003M + 1.010%) due 12/15/2023 ~		500	501
3.875% due 12/15/2023		300	314
4.250% due 12/15/2025		300	321
4.375% due 12/15/2028		700	757

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

BMW U.S. Capital LLC 2.545% (US0003M + 0.370%) due 08/14/2020 ~		2,500	2,505
Brandywine Operating Partnership LP 3.950% due 11/15/2027		500	523
Campbell Soup Co.
3.300% due 03/15/2021		200	203
3.650% due 03/15/2023		800	833
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	208
Charter Communications Operating LLC
3.750% due 02/15/2028		100	103
4.464% due 07/23/2022		1,300	1,369
5.125% due 07/01/2049		700	749
Citibank N.A.
2.736% (US0003M + 0.600%) due 05/20/2022 ~		1,900	1,904
2.844% due 05/20/2022 •		900	909
Citizens Bank N.A. 2.702% (US0003M + 0.570%) due 05/26/2020 ~		1,100	1,103
Conagra Brands, Inc. 2.811% (US0003M + 0.500%) due 10/09/2020 ~		900	900
Continental Resources, Inc. 4.375% due 01/15/2028		200	207
CVS Health Corp.
3.350% due 03/09/2021		107	109
3.700% due 03/09/2023		400	417
D.R. Horton, Inc. 4.000% due 02/15/2020		1,200	1,207
Daimler Finance North America LLC 2.250% due 03/02/2020		400	400
Delta Air Lines, Inc. 2.875% due 03/13/2020		1,400	1,403
DISH DBS Corp. 5.125% due 05/01/2020		600	608
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~		1,000	1,005
Duke Energy Corp. 2.788% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,307
eBay, Inc. 2.150% due 06/05/2020		900	900
EQT Corp.
2.500% due 10/01/2020		500	499
3.000% due 10/01/2022		400	385
ERAC USA Finance LLC 2.600% due 12/01/2021		1,200	1,206
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	219
0.750% due 05/21/2023		300	334
1.700% due 06/30/2022	GBP	200	250
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	105
3.311% (US0003M + 1.000%) due 01/09/2020 ~		$700	700
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~		1,200	1,204
General Electric Co. 0.000% due 05/28/2020 •	EUR	400	435
General Mills, Inc.
3.200% due 04/16/2021		$100	102
3.700% due 10/17/2023		100	105
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	715
Georgia-Pacific LLC 3.163% due 11/15/2021		400	407
Goldman Sachs Group, Inc.
3.419% (US0003M + 1.160%) due 04/23/2020 ~		400	402
4.223% due 05/01/2029 •		100	109
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	624
Harley-Davidson Financial Services, Inc. 3.078% (US0003M + 0.940%) due 03/02/2021 ~		400	401
International Lease Finance Corp. 8.250% due 12/15/2020		500	535
Jackson National Life Global Funding 2.375% due 09/15/2022		1,400	1,408
JPMorgan Chase Bank N.A.
2.607% (US0003M + 0.340%) due 04/26/2021 ~		400	400
3.086% due 04/26/2021 •		800	804
Kilroy Realty LP 3.450% due 12/15/2024		100	104
Kinder Morgan, Inc. 5.000% due 02/15/2021		400	413
KLA Corp. 4.125% due 11/01/2021		400	413
Kraft Heinz Foods Co. 2.751% (US0003M + 0.570%) due 02/10/2021 ~		900	898
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~		600	600

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

MassMutual Global Funding 2.250% due 07/01/2022	1,400	1,405
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~	700	700
Metropolitan Life Global Funding 2.400% due 06/17/2022	600	605
Mid-America Apartments LP 4.200% due 06/15/2028	600	662
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	560	572
Navient Corp. 8.000% due 03/25/2020	300	307
Newmont Goldcorp Corp. 5.125% due 10/01/2019	800	800
NextEra Energy Capital Holdings, Inc.
2.544% (US0003M + 0.400%) due 08/21/2020 ~	500	500
2.852% (US0003M + 0.720%) due 02/25/2022 ~	800	807
Nissan Motor Acceptance Corp. 2.794% due 09/28/2022 •	1,000	999
Northwell Healthcare, Inc. 4.260% due 11/01/2047	400	448
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	1,400	1,480
Protective Life Global Funding 2.262% due 04/08/2020	2,200	2,201
Public Service Co. of Oklahoma 4.400% due 02/01/2021	200	205
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	400	399
Rockwell Collins, Inc. 2.800% due 03/15/2022	900	915
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~	800	798
SL Green Operating Partnership LP 3.250% due 10/15/2022	500	510
Southern Co. 2.350% due 07/01/2021	500	502
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~	600	600
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	623
Sprint Communications, Inc. 7.000% due 03/01/2020	200	204
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	300	302
4.738% due 09/20/2029	300	320
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	700	700
Time Warner Cable LLC 5.000% due 02/01/2020	300	302
UDR, Inc. 4.625% due 01/10/2022	200	209
United Technologies Corp. 2.818% (US0003M + 0.650%) due 08/16/2021 ~	200	200
Verizon Communications, Inc.
3.258% (US0003M + 1.100%) due 05/15/2025 ~	700	711
4.329% due 09/21/2028	1,012	1,149
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	1,100	1,100
2.946% (US0003M + 0.770%) due 11/13/2020 ~	300	301
3.121% (US0003M + 0.940%) due 11/12/2021 ~	300	302
3.875% due 11/13/2020	200	203
4.000% due 11/12/2021	300	310
WRKCo, Inc. 3.750% due 03/15/2025	300	316
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	300	301
3.150% due 04/01/2022	2,100	2,141
		73,038
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~	491	488
Charter Communications Operating LLC 4.050% (LIBOR03M + 2.000%) due 04/30/2025 ~	581	585
		1,073
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust 3.531% due 09/25/2045 •	16	16
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	414	410

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Banc of America Mortgage Trust 4.437% due 02/25/2036 ^~	45	43
Bear Stearns Adjustable Rate Mortgage Trust 4.342% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
2.178% due 02/25/2034 •	35	35
3.962% due 08/25/2036 ^~	35	24
4.040% due 11/25/2035 ^~	23	20
4.109% due 03/25/2036 ^~	108	93
4.201% due 09/25/2035 ^~	22	18
Bear Stearns Structured Products, Inc. Trust 3.615% due 12/26/2046 ^~	23	20
Chase Mortgage Finance Trust 3.771% due 07/25/2037 ~	46	42
Citigroup Mortgage Loan Trust, Inc.
2.368% due 10/25/2035 •	1,840	1,385
4.680% due 09/25/2035 •	3	3
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.032% due 09/25/2035 ^~	225	211
Countrywide Alternative Loan Trust
2.254% due 03/20/2046 •	57	54
2.298% due 02/25/2037 •	43	40
3.446% due 12/25/2035 •	48	44
3.946% due 11/25/2035 •	10	9
5.250% due 06/25/2035 ^	7	7
Countrywide Home Loan Mortgage Pass-Through Trust
2.478% due 05/25/2035 •	22	20
2.658% due 03/25/2035 •	40	38
2.678% due 02/25/2035 •	5	5
3.803% due 08/25/2034 ^~	11	10
4.241% due 11/25/2034 ~	5	6
5.500% due 01/25/2035	337	352
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	0	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	1,400	1,343
5.863% due 02/25/2037 ^~	182	84
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	400	2
0.883% due 11/10/2046 ~(a)	259	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.768% due 10/25/2047 •	795	765
GSR Mortgage Loan Trust
2.348% due 12/25/2034 •	35	33
4.384% due 01/25/2036 ^~	36	37
4.739% due 04/25/2035 ~	153	157
IndyMac Mortgage Loan Trust
2.228% due 05/25/2046 •	446	440
2.498% due 07/25/2035 •	18	18
JPMorgan Mortgage Trust
3.716% due 07/27/2037 ~	73	75
4.236% due 02/25/2036 ^~	21	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.468% due 12/15/2030 •	5	4
Morgan Stanley Bank of America Merrill Lynch Trust 1.122% due 12/15/2048 ~(a)	924	24
Morgan Stanley Mortgage Loan Trust 4.365% due 06/25/2036 ~	24	25
Residential Accredit Loans, Inc. Trust
2.168% due 02/25/2047 •	29	16
2.198% due 06/25/2046 •	278	111
2.228% due 04/25/2046 •	452	204
3.390% due 10/25/2037 ~	284	269
Structured Adjustable Rate Mortgage Loan Trust 4.608% due 04/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
2.228% due 05/25/2036 •	11	10
2.238% due 05/25/2036 •	75	72
2.238% due 09/25/2047 •	106	104
2.478% due 05/25/2045 •	17	17
2.637% due 07/19/2034 •	1	1
2.717% due 09/19/2032 •	1	1
2.757% due 03/19/2034 •	3	3
3.946% due 08/25/2047 ^•	32	32
Structured Asset Securities Corp. 2.298% due 01/25/2036 •	238	221
Structured Asset Securities Corp. Mortgage Loan Trust 2.308% due 10/25/2036 •	498	441
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	15
Thornburg Mortgage Securities Trust
3.283% due 06/25/2047 ^•	28	26
3.283% due 06/25/2047 •	3	3
Wachovia Mortgage Loan Trust LLC 4.452% due 10/20/2035 ^~	65	65

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.328% due 01/25/2045 •		79	79
2.405% due 02/27/2034 •		3	3
3.426% due 06/25/2046 •		32	32
3.446% due 02/25/2046 •		76	78
3.831% due 12/25/2036 ^~		166	157
4.209% due 04/25/2035 ~		26	27
4.423% due 03/25/2035 ~		35	36
4.519% due 03/25/2033 ~		8	8
Washington Mutual Mortgage Pass-Through Certificates Trust 3.386% due 07/25/2046 ^•		23	17
Wells Fargo Mortgage-Backed Securities Trust
4.912% due 03/25/2036 ^~		88	89
5.075% due 03/25/2035 ~		41	42
			8,114
U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
2.138% due 03/25/2034 •		2	2
2.168% due 08/25/2034 •		1	1
2.418% due 06/25/2036 •		23	23
2.616% due 09/25/2042 •		12	12
3.500% due 11/01/2021		85	88
3.683% due 10/01/2044 •		10	11
4.284% due 12/01/2034 •		2	2
4.393% due 05/25/2035		6	6
4.726% due 11/01/2034 •		17	19
6.000% due 07/25/2044		8	9
Fannie Mae UMBS 3.500% due 03/01/2048		8,747	9,061
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		11,200	11,365
3.500% due 11/01/2049		66,400	68,142
4.000% due 10/01/2049 - 11/01/2049		52,900	54,916
Freddie Mac
2.169% due 01/15/2038 ~(a)		322	22
2.528% due 12/15/2032 •		4	4
2.580% due 01/15/2038		322	320
2.628% due 12/15/2037 •		6	7
3.646% due 10/25/2044 •		33	33
4.629% due 04/01/2035 •		41	42
4.750% due 03/01/2035 •		5	5
4.805% due 02/01/2029 •		1	1
Ginnie Mae
3.029% due 05/20/2066		2,264	2,281
3.029% due 06/20/2066 •		1,561	1,573
3.079% due 11/20/2066		655	662
3.875% due 04/20/2028 - 06/20/2030 •		2	2
NCUA Guaranteed Notes
2.527% due 11/05/2020 •		567	568
2.617% due 12/08/2020 •		173	173
			149,350
U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022		113	112
0.125% due 04/15/2022 (m)(o)		2,321	2,299
0.375% due 07/15/2025 (k)(m)		9,034	9,166
0.500% due 01/15/2028 (k)		9,257	9,487
0.625% due 04/15/2023 (m)		620	625
0.625% due 01/15/2026 (k)		216	222
1.000% due 02/15/2048 (k)		2,497	2,809
1.375% due 02/15/2044 (k)(o)		881	1,057
2.000% due 01/15/2026 (k)		129	144
2.500% due 01/15/2029 (k)		1,255	1,518
3.875% due 04/15/2029 (o)		780	1,048
U.S. Treasury Notes
2.250% due 11/15/2025		100	104
2.625% due 06/15/2021 (o)		300	304
2.875% due 04/30/2025 (k)		10,600	11,326
			40,221
Total United States (Cost $299,239)			305,837
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (j) 0.1%			824
ARGENTINA TREASURY BILLS 0.0%
1.937% due 05/13/2020 (e)(f)	ARS	1,540	15

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

SOUTH AFRICA TREASURY BILLS 0.5%
7.447% due 12/04/2019 - 03/11/2020 (d)(e)	ZAR	45,800	2,979
U.S. TREASURY BILLS 0.2%
1.818% due 12/26/2019 (e)(f)(o)		$1,006	1,002
Total Short-Term Instruments (Cost $4,925)			4,820
Total Investments in Securities (Cost $692,769)			706,962
		SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio		2,883,147	28,696
PIMCO Short-Term Floating NAV Portfolio III		787,305	7,789
Total Short-Term Instruments (Cost $36,561)			36,485
Total Investments in Affiliates (Cost $36,561)			36,485
Total Investments 130.5% (Cost $729,330)			$743,447
Financial Derivative Instruments (l)(n) 0.5%(Cost or Premiums, net $1,023)			2,879
Other Assets and Liabilities, net (31.0)%			(176,660)
Net Assets 100.0%			$569,666

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$824	U.S. Treasury Notes 2.250% due 03/31/2021	$(841)	$824	$824
Total Repurchase Agreements						$(841)	$824	$824

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.450)%	07/18/2019	10/17/2019	EUR	(5,983)	$(6,515)
	(0.440)	09/16/2019	10/17/2019		(4,948)	(5,392)
	(0.410)	08/08/2019	10/17/2019		(3,792)	(4,130)
BSN	2.220	08/13/2019	10/15/2019		$(4,062)	(4,074)
	2.290	08/01/2019	10/02/2019		(1,512)	(1,518)
	2.310	08/02/2019	10/03/2019		(11,320)	(11,363)
CIB	2.330	09/17/2019	10/08/2019		(11,930)	(11,941)
	2.330	09/20/2019	10/08/2019		(2,022)	(2,024)
GRE	2.250	09/11/2019	10/02/2019		(349)	(350)
	2.260	09/12/2019	10/03/2019		(760)	(761)
UBS	(0.430)	09/17/2019	10/17/2019	EUR	(831)	(905)
Total Reverse Repurchase Agreements						$(48,973)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
UBS	2.290%	08/06/2019	10/02/2019	$(1,091)	$(1,095)
Total Sale-Buyback Transactions					$(1,095)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (1.7)%
Sovereign Issues (1.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	10,100	$(9,942)	$(9,897)
Total Short Sales (1.7)%					$(9,942)	$(9,897)

(k)	Securities with an aggregate market value of $51,308 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(19,484) at a weighted average interest rate of 1.805%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $94 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$110.375	11/22/2019	23	$46	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.250	11/22/2019	10	10	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.250	11/22/2019	146	146	2	1
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.500	11/22/2019	141	141	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.000	11/22/2019	22	22	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.500	11/22/2019	115	115	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.000	11/22/2019	12	12	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	142.000	11/22/2019	45	45	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	143.000	11/22/2019	18	18	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	135.000	11/22/2019	9	9	0	0
Total Purchased Options					$5	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$117.000	10/25/2019	118	$118	$(26)	$(2)
Call - CBOT U.S. Treasury 5-Year Note November 2019 Futures	119.000	10/25/2019	118	118	(29)	(58)
Total Written Options					$(55)	$(60)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	242	$18,897	$44	$0	$(18)
Australia Government 10-Year Bond December Futures	12/2019	60	5,967	(1)	2	(34)
Canada Government 10-Year Bond December Futures	12/2019	5	538	(2)	0	(1)
Euro-Bobl December Futures	12/2019	130	19,221	(140)	14	0
Euro-BTP Italy Government Bond December Futures	12/2019	408	56,545	161	53	(10)
Euro-Buxl 30-Year Bond December Futures	12/2019	20	4,741	(83)	0	(41)
Japan Government 10-Year Bond December Futures	12/2019	2	2,867	1	0	(4)
U.S. Treasury 5-Year Note December Futures	12/2019	343	40,868	(232)	0	(16)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	27	5,181	(90)	2	0
United Kingdom Long Gilt December Futures	12/2019	77	12,709	44	38	0
				$(298)	$109	$(124)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	38	$(3)	$18	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Call Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	38	(1)	13	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	10	(21)	(6)	1	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	30	(27)	(1)	2	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	62	(7)	47	2	0
Euro-Bund 10-Year Bond December Futures	12/2019	159	(30,198)	(139)	22	(7)
Euro-OAT France Government 10-Year Bond December Futures	12/2019	24	(4,455)	(5)	4	(1)
Euro-Schatz December Futures	12/2019	399	(48,851)	82	0	(15)
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	134	(5)	7	2	0
Put Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	38	(38)	(18)	4	0
Put Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	38	(36)	(18)	4	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	124	(7)	31	1	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	10	(7)	7	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	30	(51)	10	1	(2)
U.S. Treasury 2-Year Note December Futures	12/2019	25	(5,388)	13	1	0
U.S. Treasury 10-Year Note December Futures	12/2019	11	(1,433)	1	9	0
				$42	$53	$(25)
Total Futures Contracts				$(256)	$162	$(149)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.076%	EUR	200	$(6)	$3	$(3)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.092		$700	(15)	7	(8)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.129	EUR	200	(5)	3	(2)	0	0
							$(26)	$13	$(13)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.306%		$700	$13	$3	$16	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.158	EUR	200	5	(3)	2	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.431		500	18	5	23	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.517		800	0	12	12	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.288		400	(13)	6	(7)	0	(1)
							$23	$23	$46	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$39,000	$115	$(9)	$106	$0	$(24)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	15,600	(116)	15	(101)	0	(12)
						$(1)	$6	$5	$0	$(36)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	1,000	$148	$(5)	$143	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$33,900	$0	$11	$11	$0	$(4)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	132,700	(1)	25	24	4	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	30,400	0	7	7	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,100	0	6	6	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,900	0	6	6	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	19,800	(2)	26	24	0	(2)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	12,500	0	4	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	17,000	0	3	3	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	(2)	(2)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	4,800	0	3	3	0	(1)
					$(3)	$89	$86	$4	$(9)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.823%	Annual	10/30/2019		$369,300	$0	$(42)	$(42)	$2	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.852	Annual	10/30/2019		369,500	0	(29)	(29)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		1,200	0	(95)	(95)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,100	0	(87)	(87)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,200	0	(96)	(96)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,300	0	(185)	(185)	2	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	800	1	13	14	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	16,200	333	522	855	0	(21)
Pay(7)	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		3,200	67	(33)	34	0	(6)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	72	(14)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		11,000	7	1,713	1,720	0	(10)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	87	63	0	(2)
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	7,520	9	23	32	0	0
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	1,700	0	33	33	0	(1)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	53	104	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$25,300	220	(335)	(115)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		63,700	1,091	(1,270)	(179)	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		46,900	319	(1,197)	(878)	4	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		23,800	(332)	(108)	(440)	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,800	128	(190)	(62)	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	22	22	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		5,200	(280)	(113)	(393)	1	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	20	20	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	32	32	0	(1)
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		18,400	(1,001)	100	(901)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		29,100	1,559	(3,407)	(1,848)	20	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		9,500	(185)	132	(53)	2	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		9,400	(44)	(342)	(386)	0	(1)
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,900	(20)	(847)	(867)	0	(4)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		5,300	(21)	(660)	(681)	0	(7)
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		200	(3)	7	4	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		700	(2)	17	15	0	(1)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,400	(7)	(302)	(309)	0	(3)
Pay(7)	3-Month USD-LIBOR	1.678	Semi-Annual	08/21/2050		450	0	(3)	(3)	1	0
Pay(7)	3-Month USD-LIBOR	1.653	Semi-Annual	08/25/2051		700	0	(11)	(11)	1	0
Pay(7)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		850	0	(16)	(16)	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	3	7	0	(1)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	33	33	0	(4)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021	EUR	31,100	(260)	(62)	(322)	0	(10)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022		12,500	17	(10)	7	0	(3)
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		20,400	123	331	454	6	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		52,500	(493)	171	(322)	11	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		21,100	691	797	1,488	0	(26)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		7,600	(32)	4	(28)	0	(9)
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049		600	61	92	153	0	(8)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,600	(204)	235	31	0	(60)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022	GBP	17,400	(20)	89	69	40	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		19,300	78	408	486	90	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		6,900	(214)	(86)	(300)	0	(31)
Pay(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		400	8	68	76	0	(1)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,200	(70)	126	56	0	(9)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	164,000	47	16	63	0	(3)
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		890,000	130	80	210	0	(17)
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		130,881	(2)	58	56	0	(5)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		960,000	(79)	684	605	0	(54)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	21,800	(5)	22	17	0	(1)
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	(3)	18	15	0	(1)
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		27,400	(95)	66	(29)	0	(2)
							$1,462	$(3,379)	$(1,917)	$201	$(304)
Total Swap Agreements							$1,603	$(3,253)	$(1,650)	$206	$(350)

(m)	Securities with an aggregate market value of $5,422 and cash of $4,230 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2019	AUD	3,307	$2,241	$9	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019	BRL	2,403		577	0	(1)
	10/2019		$17	AUD	26	0	0
	10/2019		591	BRL	2,403	0	(13)
	10/2019		21,193	DKK	144,062	0	(162)
	10/2019		32,832	GBP	26,646	0	(70)
	10/2019		318	RUB	20,700	1	0
	10/2019		2,776	ZAR	39,256	0	(186)
	11/2019	GBP	26,646		$32,876	70	0
	12/2019		$498	INR	35,801	4	0
	01/2020	DKK	144,062		$21,366	170	0
	03/2020	RON	1,843	EUR	372	0	(12)
	03/2020	ZAR	6,304		$417	10	0
BPS	10/2019	BRL	3,881		932	0	(2)
	10/2019	CAD	2,267		1,712	1	0
	10/2019	EUR	10,127		11,234	196	0
	10/2019	GBP	1,402		1,728	4	0
	10/2019	INR	147,634		2,098	14	0
	10/2019	JPY	238,400		2,247	42	0
	10/2019	KRW	3,284,143		2,759	19	0
	10/2019	SEK	11,067		1,126	1	0
	10/2019		$1,139	AUD	1,689	1	0
	10/2019		932	BRL	3,881	2	0
	10/2019		2,230	CAD	2,958	3	0
	10/2019		584	CHF	577	0	(5)
	10/2019		951	EUR	868	0	(5)
	10/2019		547	GBP	453	10	0
	10/2019		526	INR	37,466	3	0
	10/2019		1,133	JPY	122,477	0	(1)
	10/2019		4	NOK	33	0	0
	10/2019		1,389	NZD	2,157	0	(39)
	10/2019		1,905	SEK	18,546	0	(21)
	10/2019		2,878	TWD	89,374	3	0
	10/2019	ZAR	40,976		$2,784	96	(16)
	11/2019	SEK	7,397		760	7	0
	12/2019	TWD	177,617		5,710	0	(46)
	12/2019		$51	HKD	397	0	0
	12/2019		2,048	IDR	29,524,306	14	0
	12/2019		26	INR	1,869	0	0
	03/2020	RON	1,606	EUR	324	0	(11)
	05/2020		$4,740	INR	348,248	58	0
	09/2020	HKD	2,687		$342	0	(1)
BRC	10/2019	JPY	75,500		702	4	0
	12/2019	HKD	5,405		691	1	0
	04/2020	INR	349,802		4,822	0	(2)
CBK	10/2019	AUD	2,466		1,686	22	0
	10/2019	BRL	316		76	0	0
	10/2019	CAD	9,301		7,036	24	(9)
	10/2019	CHF	745		754	8	0
	10/2019	DKK	152,810		23,420	1,112	0
	10/2019	EUR	5,634		6,214	73	0
	10/2019	GBP	28,453		34,722	0	(262)
	10/2019	JPY	365,121		3,416	39	0
	10/2019	NOK	5,112		564	2	0
	10/2019	SEK	22,496		2,333	48	0
	10/2019		$78	BRL	316	0	(2)
	10/2019		601	CAD	797	0	0
	10/2019		7,005	EUR	6,342	0	(93)
	10/2019		3,441	GBP	2,756	0	(53)
	10/2019		2,763	KRW	3,296,062	0	(12)
	10/2019		574	NOK	5,222	0	0
	10/2019		1,382	NZD	2,188	0	(12)
	10/2019		2,244	PEN	7,574	6	(3)
	10/2019		1,207	RON	5,174	0	(19)
	11/2019	PEN	2,980		$896	13	0
	11/2019		$2,169	COP	7,339,981	0	(65)
	11/2019		2,627	MXN	52,568	16	0
	11/2019		906	PEN	3,090	9	0
	12/2019	HKD	10,068		$1,287	1	0
	12/2019	KRW	3,693,747		3,104	17	0
	12/2019	PEN	2,794		827	0	0
	02/2020		3,751		1,100	0	(6)
	03/2020	RON	1,618	EUR	326	0	(11)
DUB	10/2019	TWD	89,374		$2,895	15	0
	12/2019		$2,913	TWD	89,374	0	(16)
	03/2020	CNH	5,353		$743	0	(4)
	03/2020		$2,793	CNH	19,952	0	(9)
FBF	11/2019		201	TWD	6,280	2	0
	12/2019	ZAR	30,170		$1,999	23	0
GLM	10/2019	AUD	223		153	3	0
	10/2019	EUR	1,811		2,004	30	0
	10/2019	JPY	768		7	0	0
	10/2019	KRW	7,152		6	0	0
	10/2019	NZD	5,347		3,394	46	0
	10/2019		$3,402	CAD	4,504	0	(2)
	10/2019		4	INR	285	0	0
	10/2019		1,752	NZD	2,773	0	(16)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019		223	RUB	14,440	0	(1)
	10/2019	ZAR	20,696		$1,382	16	0
	11/2019	MYR	4,500		1,092	18	0
	12/2019	INR	51,585		708	0	(15)
	01/2020		$930	DKK	6,310	0	(2)
	03/2020	EUR	242	RON	1,178	3	0
HUS	10/2019	AUD	877		$603	11	0
	10/2019	CAD	3,963		2,980	0	(11)
	10/2019	INR	119,147		1,621	0	(61)
	10/2019	MXN	7,860		404	6	0
	10/2019	NOK	1,805		198	0	0
	10/2019	NZD	1,881		1,211	33	0
	10/2019	RON	10,413	EUR	2,176	0	(16)
	10/2019		$1,500	AUD	2,222	0	(1)
	10/2019		5,606	CAD	7,431	3	0
	10/2019		1,711	CHF	1,695	0	(12)
	10/2019		3,681	INR	266,780	86	0
	10/2019		631	JPY	68,100	0	(1)
	10/2019		1,697	NZD	2,698	0	(7)
	10/2019		1,210	RON	5,162	0	(25)
	11/2019	CAD	7,431		$5,609	0	(3)
	11/2019	TWD	67,162		2,146	0	(26)
	11/2019		$801	TWD	24,971	6	0
	12/2019	HKD	24,397		$3,119	4	(1)
	12/2019	IDR	8,654,454		610	5	0
	12/2019	KRW	13,425,211		11,106	0	(114)
	12/2019		$434	HKD	3,387	0	(1)
	12/2019		32	IDR	450,656	0	(1)
	12/2019		375	INR	26,938	3	0
	03/2020	CNH	15,375		$2,132	0	(13)
	04/2020		$4,767	INR	349,802	56	0
IND	12/2019		625	HKD	4,881	0	(1)
JPM	10/2019	AUD	581		$396	4	0
	10/2019	BRL	16,990		4,092	8	(5)
	10/2019	GBP	2,337		2,843	0	(31)
	10/2019	INR	37,751		527	0	(6)
	10/2019	PEN	7,574		2,272	27	0
	10/2019		$4,105	BRL	16,990	0	(16)
	10/2019		114	CAD	150	0	(1)
	10/2019		1,271	DKK	8,275	0	(63)
	10/2019		401	MXN	7,860	0	(3)
	10/2019		576	SEK	5,564	0	(11)
	10/2019		1,297	ZAR	18,903	0	(49)
	10/2019	ZAR	19,454		$1,383	99	0
	11/2019	TWD	7,895		252	0	(4)
	11/2019		$2,079	BRL	8,623	0	(8)
	12/2019	ILS	989		$282	0	(3)
	12/2019		$2,173	HKD	16,975	0	(5)
	12/2019		360	IDR	5,074,200	0	(6)
	12/2019		522	INR	37,682	7	0
	01/2020		2,134	MXN	42,893	2	0
	05/2020	INR	173,974		$2,414	17	0
MYI	10/2019	AUD	1,031		$696	0	0
	10/2019	CHF	439		448	9	0
	10/2019	NZD	4,444		2,818	36	0
	10/2019		$216	CAD	286	0	0
	10/2019		2,275	JPY	243,281	0	(25)
	10/2019		1,348	MXN	26,289	0	(18)
	10/2019		1,371	ZAR	21,169	25	0
	11/2019	MYR	3,000		729	13	0
	11/2019		$858	MYR	3,600	1	0
	12/2019	HKD	6,312		$807	1	0
	12/2019	SGD	7,824		5,639	0	(27)
	12/2019	TWD	28,289		$920	3	0
	12/2019		$1,070	HKD	8,360	0	(3)
	03/2020	RON	1,620	EUR	326	0	(11)
	06/2021		38	EUR	30	0	(4)
NGF	12/2019	TWD	60,441		$1,977	18	0
RYL	11/2019	MXN	52,568		2,590	0	(53)
	12/2019	CNH	235,326		32,788	0	(111)
SCX	10/2019	CAD	1,508		1,137	0	(1)
	10/2019	EUR	90,913		100,880	1,789	0
	10/2019	KRW	4,767		4	0	0
	10/2019	NOK	15,409		1,728	34	0
	10/2019	SEK	7,397		766	14	0
	10/2019		$2,244	AUD	3,317	4	(9)
	10/2019		8	CAD	11	0	0
	10/2019		15	GBP	12	0	0
	10/2019		1,707	NOK	15,266	0	(29)
	10/2019		1,681	NZD	2,663	0	(14)
	10/2019		417	RUB	27,118	0	0
	10/2019		53	SEK	516	0	0
	11/2019	TWD	9,851		$315	0	(4)
	11/2019		$1,709	TWD	53,149	10	0
	12/2019	INR	20,142		$277	0	(5)
	12/2019		$1,088	HKD	8,500	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

	12/2019		1	IDR	14,098	0	0
	02/2020		902	PLN	3,534	0	(19)
	02/2020	ZAR	4,534		$291	0	(3)
	09/2020	HKD	27,161		3,456	0	(12)
SOG	12/2019		$2,900	RUB	196,175	96	0
	03/2020	ZAR	3,152		$209	5	0
SSB	12/2019		$311	IDR	4,382,170	0	(5)
	03/2020		1,726	CNY	12,386	3	0
	05/2020	INR	174,274		$2,424	23	0
TOR	10/2019	BRL	7,205		1,734	0	0
	10/2019		$1,730	BRL	7,205	4	0
	10/2019		101,345	EUR	92,680	0	(329)
	11/2019	EUR	92,680		$101,593	325	0
UAG	10/2019	CHF	1,701		1,721	16	0
	10/2019	EUR	1,074		1,180	10	0
	10/2019	JPY	5,224,341		49,520	1,202	0
	10/2019		$326	CAD	430	0	(1)
	10/2019		617	CHF	613	0	(3)
	10/2019		8,980	EUR	8,109	0	(142)
	10/2019		580	GBP	469	0	(3)
	10/2019		50,826	JPY	5,470,141	0	(235)
	10/2019		367	RUB	23,686	0	(2)
	10/2019		2,235	SEK	21,884	0	(11)
	11/2019	CHF	613		$619	3	0
	11/2019	JPY	5,470,141		50,942	239	0
	11/2019	MYR	7,500		1,821	32	0
	12/2019	INR	30,563		420	0	(9)
	03/2020	EUR	1,132	RON	5,509	12	0
Total Forward Foreign Currency Contracts						$6,593	$(2,801)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC USD versus BRL	BRL	4.015	12/12/2019	2,842	$50	$22
HUS	Call - OTC USD versus INR	INR	82.000	10/16/2019	8,600	61	0
						$111	$22

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	08/19/2020	2,100	$110	$111
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	2,000	148	166
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147	06/29/2020	459,000	5	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,700	126	137
							$389	$417
Total Purchased Options							$500	$439

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DBL	Call - OTC iTraxx Europe 31 5-Year Index	Buy	0.400%	12/18/2019	1,000	$0	$0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.700	12/18/2019	1,000	(1)	(1)
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,300	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,300	(2)	(1)
MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	12/18/2019	800	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	12/18/2019	800	(1)	(1)
						$(5)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.880	12/12/2019	2,842	$(19)	$(7)
	Call - OTC USD versus BRL		4.280	12/12/2019	2,842	(32)	(39)
HUS	Put - OTC USD versus CNH	CNH	7.050	10/22/2019	2,800	(9)	(5)
	Call - OTC USD versus CNH		7.180	10/22/2019	2,800	(9)	(12)
						$(69)	$(63)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	12/13/2019	200	$(6)	$(4)
CBK	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.050	12/05/2019	1,000	(26)	(20)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	17,500	(110)	(122)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	1,350	(31)	(25)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	16,600	(147)	(182)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.335	10/23/2019	6,100	(10)	(8)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	10/23/2019	5,800	(27)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.498	10/23/2019	5,800	(27)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	10/23/2019	6,100	(12)	(7)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	918,000	(3)	(3)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	14,100	(125)	(145)
							$(524)	$(560)
Total Written Options							$(598)	$(627)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.104%	$200	$(7)	$2	$0	$(5)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	1,700	(61)	20	0	(41)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	3,000	(73)	(12)	0	(85)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	800	(15)	(5)	0	(20)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	1,200	(41)	12	0	(29)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	2,000	(51)	(6)	0	(57)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	1,000	(35)	11	0	(24)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	1,600	(31)	(10)	0	(41)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	1,700	(60)	19	0	(41)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	800	(20)	(3)	0	(23)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	200	(5)	(1)	0	(6)
							$(399)	$27	$0	$(372)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	$900	$(40)	$8	$0	$(32)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.525	400	(20)	13	0	(7)
							$(60)	$21	$0	$(39)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	4,200	$2,898	$1	$(58)	$0	$(57)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.240% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/23/2029	EUR	3,300	3,630	25	(65)	0	(40)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	4,100	2,829	(15)	(40)	0	(55)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.245% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/15/2029	EUR	1,600	1,771	2	(33)	0	(31)
MYI	Floating rate equal to 6-Month EUR-EURIBOR plus 0.224% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/16/2029		1,700	1,908	(3)	(54)	0	(57)
								$10	$(250)	$0	$(240)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	8,500	$0	$108	$108	$0
	Pay	1-Year ILS-TELBOR	1.786	Annual	05/01/2029		1,400	0	38	38	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		2,100	0	55	55	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		1,800	0	49	49	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		1,800	0	48	48	0
HUS	Pay	1-Year ILS-TELBOR	1.785	Annual	04/25/2029		800	0	22	22	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		2,100	1	55	56	0
								$1	$375	$376	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	$2,600	$16	$(179)	$0	$(163)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	1,000	0	(97)	0	(97)
								$16	$(276)	$0	$(260)
Total Swap Agreements								$(432)	$(103)	$376	$(911)

(o)	Securities with an aggregate market value of $1,231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$260	$0	$260
Australia
Asset-Backed Securities	0	338	0	338
Corporate Bonds & Notes	0	315	0	315
Sovereign Issues	0	103	0	103
Brazil
Corporate Bonds & Notes	0	2,071	0	2,071
Canada
Corporate Bonds & Notes	0	8,881	0	8,881
Non-Agency Mortgage-Backed Securities	0	926	0	926
Sovereign Issues	0	4,193	0	4,193
Cayman Islands
Asset-Backed Securities	0	11,959	0	11,959
Corporate Bonds & Notes	0	6,699	0	6,699
China
Sovereign Issues	0	29,724	0	29,724
Denmark
Corporate Bonds & Notes	0	22,660	0	22,660
France
Corporate Bonds & Notes	0	2,316	0	2,316
Sovereign Issues	0	12,845	0	12,845
Germany
Corporate Bonds & Notes	0	10,535	0	10,535
Guernsey, Channel Islands
Corporate Bonds & Notes	0	836	0	836
Hong Kong
Corporate Bonds & Notes	0	436	0	436
India
Corporate Bonds & Notes	0	911	0	911
Indonesia
Corporate Bonds & Notes	0	315	0	315
Ireland
Asset-Backed Securities	0	4,858	0	4,858
Corporate Bonds & Notes	0	1,431	0	1,431
Sovereign Issues	0	1,006	0	1,006
Israel
Sovereign Issues	0	896	0	896
Italy
Corporate Bonds & Notes	0	4,933	0	4,933
Sovereign Issues	0	19,509	0	19,509
Japan
Corporate Bonds & Notes	0	8,501	0	8,501
Sovereign Issues	0	73,045	0	73,045
Kuwait
Sovereign Issues	0	3,227	0	3,227
Lithuania
Sovereign Issues	0	1,759	0	1,759
Luxembourg
Corporate Bonds & Notes	0	1,549	0	1,549
Malaysia
Sovereign Issues	0	2,724	0	2,724
Multinational
Corporate Bonds & Notes	0	857	0	857
Netherlands
Asset-Backed Securities	0	2,000	0	2,000

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2019 (Unaudited)

Corporate Bonds & Notes	0	9,048	0	9,048
Norway
Corporate Bonds & Notes	0	1,641	0	1,641
Sovereign Issues	0	206	0	206
Peru
Corporate Bonds & Notes	0	565	0	565
Sovereign Issues	0	3,518	0	3,518
Poland
Corporate Bonds & Notes	0	220	0	220
Sovereign Issues	0	1,673	0	1,673
Qatar
Sovereign Issues	0	9,187	0	9,187
Saudi Arabia
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	8,160	0	8,160
Singapore
Corporate Bonds & Notes	0	3,465	0	3,465
Slovenia
Sovereign Issues	0	1,612	0	1,612
South Africa
Sovereign Issues	0	499	0	499
South Korea
Corporate Bonds & Notes	0	399	0	399
Sovereign Issues	0	11,483	0	11,483
Spain
Asset-Backed Securities	0	103	0	103
Corporate Bonds & Notes	0	2,603	0	2,603
Sovereign Issues	0	33,824	0	33,824
Supranational
Corporate Bonds & Notes	0	591	0	591
Sweden
Corporate Bonds & Notes	0	1,768	0	1,768
Switzerland
Corporate Bonds & Notes	0	3,890	0	3,890
Sovereign Issues	0	474	0	474
United Arab Emirates
Corporate Bonds & Notes	0	704	0	704
Sovereign Issues	0	1,453	0	1,453
United Kingdom
Corporate Bonds & Notes	0	31,062	0	31,062
Non-Agency Mortgage-Backed Securities	0	20,325	0	20,325
Preferred Securities	0	185	0	185
Sovereign Issues	0	4,625	0	4,625
United States
Asset-Backed Securities	0	34,041	0	34,041
Corporate Bonds & Notes	0	73,038	0	73,038
Loan Participations and Assignments	0	1,073	0	1,073
Non-Agency Mortgage-Backed Securities	0	8,114	0	8,114
U.S. Government Agencies	0	149,350	0	149,350
U.S. Treasury Obligations	0	40,221	0	40,221
Short-Term Instruments
Repurchase Agreements	0	824	0	824
Argentina Treasury Bills	0	15	0	15
South Africa Treasury Bills	0	2,979	0	2,979
U.S. Treasury Bills	0	1,002	0	1,002
	$0	$706,962	$0	$706,962
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,485	$0	$0	$36,485
Total Investments	$36,485	$706,962	$0	$743,447
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(9,897)	$0	$(9,897)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	162	207	0	369
Over the counter	0	7,408	0	7,408
	$162	$7,615	$0	$7,777
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(149)	(410)	0	(559)
Over the counter	0	(4,339)	0	(4,339)
	$(149)	$(4,749)	$0	$(4,898)
Total Financial Derivative Instruments	$13	$2,866	$0	$2,879
Totals	$36,498	$699,931	$0	$736,429

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.5% ¤

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	480	$3
79.499% (ARLLMONP) due 06/21/2020 ~(a)		890	7
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		100	1
Total Argentina (Cost $66)			11

AUSTRALIA 1.1%

CORPORATE BONDS & NOTES 0.7%

Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	105
Woodside Finance Ltd. 4.600% due 05/10/2021		100	103
			208
SOVEREIGN ISSUES 0.4%

New South Wales Treasury Corp. 2.750% due 11/20/2025	AUD	131	103
Total Australia (Cost $334)			311

BRAZIL 2.8%

CORPORATE BONDS & NOTES 0.5%

Petrobras Global Finance BV
5.093% due 01/15/2030		$104	109
6.125% due 01/17/2022		34	36
			145
SOVEREIGN ISSUES 2.3%

Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021	BRL	2,592	669
Total Brazil (Cost $835)			814

CANADA 0.9%

CORPORATE BONDS & NOTES 0.3%

Enbridge, Inc. 2.819% (US0003M + 0.700%) due 06/15/2020		$100	100

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Canadian Mortgage Pools 2.244% due 07/01/2020	CAD	49	37

SOVEREIGN ISSUES 0.5%

Province of Ontario 2.600% due 06/02/2027		200	157
Total Canada (Cost $294)			294

CAYMAN ISLANDS 2.9%

ASSET-BACKED SECURITIES 2.1%

Apex Credit CLO Ltd. 3.306% due 10/27/2028 •		$100	100
Crown Point CLO Ltd. 3.448% due 10/20/2028 •		100	100
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		100	100
Figueroa CLO Ltd. 3.006% due 06/20/2027 •		93	93

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Monarch Grove CLO 3.156% due 01/25/2028 •		100	100
Zais CLO Ltd. 3.453% due 04/15/2028 •		100	100
			593
CORPORATE BONDS & NOTES 0.8%

Sands China Ltd. 5.400% due 08/08/2028		200	226
Total Cayman Islands (Cost $793)			819

CHINA 5.6%

SOVEREIGN ISSUES 5.6%

China Development Bank
3.680% due 02/26/2026	CNY	2,300	323
4.040% due 04/10/2027		600	86
4.240% due 08/24/2027		8,300	1,198
Total China (Cost $1,670)			1,607

DENMARK 4.4%

CORPORATE BONDS & NOTES 4.4%

Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	300	44
1.500% due 10/01/2037		247	37
1.500% due 10/01/2050		500	75
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,500	366
1.500% due 10/01/2037		86	13
2.000% due 10/01/2050		1,765	265
2.500% due 10/01/2037		43	7
3.000% due 10/01/2047		28	4
Nykredit Realkredit A/S
1.000% due 10/01/2050		800	117
1.500% due 10/01/2037		88	13
1.500% due 10/01/2050		1,698	255
2.500% due 10/01/2036		43	6
2.500% due 10/01/2047		45	7
Realkredit Danmark A/S
2.000% due 10/01/2050		264	40
2.500% due 04/01/2036		50	8
2.500% due 07/01/2047		34	5
3.000% due 07/01/2046		20	3
Total Denmark (Cost $1,285)			1,265

FRANCE 4.3%

CORPORATE BONDS & NOTES 0.9%

Altice France S.A. 5.625% due 05/15/2024	EUR	60	67
Danone S.A. 2.077% due 11/02/2021		$200	200
			267
SOVEREIGN ISSUES 3.4%

France Government International Bond
2.000% due 05/25/2048 (i)	EUR	400	614
3.250% due 05/25/2045 (i)		200	371
			985
Total France (Cost $974)			1,252

GERMANY 2.5%

CORPORATE BONDS & NOTES 2.5%

Deutsche Bank AG
2.700% due 07/13/2020		$100	100
4.250% due 10/14/2021		200	203
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	100	113
Kreditanstalt fuer Wiederaufbau 6.000% due 08/20/2020	AUD	100	71
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	100	110
1.875% due 01/31/2024		100	115

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Germany (Cost $746)			712

IRELAND 1.4%

ASSET-BACKED SECURITIES 0.9%

Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	273
SOVEREIGN ISSUES 0.5%

Ireland Government International Bond 5.400% due 03/13/2025		100	144
Total Ireland (Cost $412)			417

ITALY 5.1%

CORPORATE BONDS & NOTES 0.8%

Banca Carige SpA
1.082% (EUR003M + 1.500%) due 05/25/2060 ~	EUR	100	110
1.327% (EUR003M + 1.700%) due 10/25/2021 ~		100	110
			220
SOVEREIGN ISSUES 4.3%

Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		200	231
2.100% due 07/15/2026		100	121
2.450% due 10/01/2023		50	60
2.500% due 11/15/2025		100	123
2.950% due 09/01/2038		100	134
3.000% due 08/01/2029 (i)		300	394
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	160
			1,223
Total Italy (Cost $1,382)			1,443

JAPAN 16.7%

CORPORATE BONDS & NOTES 1.4%

Central Nippon Expressway Co. Ltd. 2.827% (US0003M + 0.540%) due 08/04/2020 ~		$200	200
Sumitomo Mitsui Financial Group, Inc. 3.782% (US0003M + 1.680%) due 03/09/2021 ~		200	204
			404
SOVEREIGN ISSUES 15.3%

Japan Finance Organization for Municipalities 2.625% due 04/20/2022		200	203
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	30,248	292
0.100% due 03/20/2029		180,000	1,721
0.100% due 06/20/2029		40,000	382
0.300% due 06/20/2046		80,000	737
0.500% due 09/20/2046		53,000	513
0.500% due 03/20/2049		10,000	96
0.700% due 12/20/2048		45,000	457
			4,401
Total Japan (Cost $4,658)			4,805

JERSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Heathrow Funding Ltd. 4.875% due 07/15/2023		$100	104
Total Jersey, Channel Islands (Cost $104)			104

KUWAIT 0.7%

SOVEREIGN ISSUES 0.7%

Kuwait International Government Bond 3.500% due 03/20/2027		$200	216

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Kuwait (Cost $198)			216

LITHUANIA 0.4%

SOVEREIGN ISSUES 0.4%

Lithuania Government International Bond 6.125% due 03/09/2021		$100	106
Total Lithuania (Cost $104)			106

MALAYSIA 0.4%

SOVEREIGN ISSUES 0.4%

Malaysia Government International Bond 3.654% due 10/31/2019	MYR	500	120
Total Malaysia (Cost $121)			120

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%

Cooperatieve Rabobank UA 6.875% due 03/19/2020 (g)	EUR	100	112
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		$200	199
Total Netherlands (Cost $311)			311

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%

DNB Boligkreditt A/S 3.250% due 06/28/2023		$200	209
Total Norway (Cost $200)			209

PERU 0.7%

SOVEREIGN ISSUES 0.7%

Peru Government International Bond
5.940% due 02/12/2029	PEN	73	24
6.350% due 08/12/2028		400	138
6.950% due 08/12/2031		79	29
Total Peru (Cost $177)			191

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Poland Government International Bond 2.250% due 04/25/2022	PLN	400	101
Total Poland (Cost $101)			101

QATAR 2.3%

SOVEREIGN ISSUES 2.3%

Qatar Government International Bond
3.875% due 04/23/2023		$200	212
4.000% due 03/14/2029		200	222
4.500% due 04/23/2028		200	228
Total Qatar (Cost $600)			662

RUSSIA 0.2%

SOVEREIGN ISSUES 0.2%

Russia Government International Bond 7.650% due 04/10/2030	RUB	3,700	60
Total Russia (Cost $58)			60

SAUDI ARABIA 0.7%

SOVEREIGN ISSUES 0.7%

Saudi Government International Bond 2.375% due 10/26/2021		$200	201

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Saudi Arabia (Cost $199)			201

SOUTH KOREA 2.2%

SOVEREIGN ISSUES 2.2%

Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	57
2.375% due 12/10/2027		80,000	72
2.375% due 12/10/2028		330,000	298
2.625% due 06/10/2028		130,000	119
5.500% due 03/10/2028		80,000	88
Total South Korea (Cost $647)			634

SPAIN 6.3%

CORPORATE BONDS & NOTES 0.4%

Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)	EUR	100	115

SOVEREIGN ISSUES 5.9%

Autonomous Community of Catalonia 4.950% due 02/11/2020		150	166
Spain Government International Bond
0.250% due 07/30/2024		100	112
0.600% due 10/31/2029 (i)		450	513
1.400% due 07/30/2028 (i)		400	488
1.450% due 04/30/2029		200	246
2.900% due 10/31/2046		100	158
			1,683
Total Spain (Cost $1,775)			1,798

SWITZERLAND 0.3%

SOVEREIGN ISSUES 0.3%

Switzerland Government International Bond 3.500% due 04/08/2033	CHF	50	79
Total Switzerland (Cost $71)			79

UNITED ARAB EMIRATES 0.7%

SOVEREIGN ISSUES 0.7%

Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	202
Total United Arab Emirates (Cost $200)			202

UNITED KINGDOM 12.5%

CORPORATE BONDS & NOTES 7.2%

Barclays PLC 3.588% (US0003M + 1.430%) due 02/15/2023 ~		$200	200
BG Energy Capital PLC 4.000% due 10/15/2021		200	207
HSBC Holdings PLC 4.041% due 03/13/2028 •		200	213
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	100	157
Marks & Spencer PLC 3.000% due 12/08/2023		100	127
Nationwide Building Society 4.363% due 08/01/2024 •		$200	210
Natwest Markets PLC 0.625% due 03/02/2022	EUR	100	110
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		$200	224
7.500% due 08/10/2020 •(f)(g)		200	205
Santander UK Group Holdings PLC 2.875% due 10/16/2020		200	201
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	77

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Virgin Money PLC 2.250% due 04/21/2020		100	124
			2,055
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%

Brunel Residential Mortgage Securitisation PLC 0.987% due 01/13/2039 •		87	105
Eurosail PLC
0.000% due 12/10/2044 •	EUR	21	22
0.000% due 03/13/2045 •		27	29
0.945% due 03/13/2045 •	GBP	53	65
Hawksmoor Mortgages 0.000% due 05/25/2053 •		250	308
Kensington Mortgage Securities PLC 0.000% due 06/14/2040 •	EUR	31	33
Mansard Mortgages PLC 1.431% due 12/15/2049 •	GBP	83	100
Newgate Funding PLC 1.781% due 12/15/2050 •		123	146
Ripon Mortgages PLC 1.561% due 08/20/2056 •		76	93
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	93	96
0.953% due 06/12/2044 •	GBP	107	124
Silverstone Master Issuer PLC 1.457% due 01/21/2070 •		100	123
			1,244
SOVEREIGN ISSUES 1.0%

United Kingdom Gilt 3.250% due 01/22/2044 (i)		150	275
Total United Kingdom (Cost $3,589)			3,574

UNITED STATES 59.2%

ASSET-BACKED SECURITIES 4.9%

Citigroup Mortgage Loan Trust, Inc. 2.278% due 06/25/2037 •		$200	195
Countrywide Asset-Backed Certificates
2.158% due 07/25/2037 •		23	21
2.238% due 06/25/2047 •		300	291
2.258% due 04/25/2037 •		49	39
Countrywide Asset-Backed Certificates Trust 2.678% due 08/25/2035 •		155	154
Panhandle-Plains Higher Education Authority, Inc. 3.449% due 10/01/2035 •		23	23
Renaissance Home Equity Loan Trust 4.568% due 12/25/2032 •		62	61
Saxon Asset Securities Trust 3.768% due 12/25/2037 •		64	61
SG Mortgage Securities Trust 2.168% due 10/25/2036 •		200	186
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	5	6
Structured Asset Investment Loan Trust 3.743% due 10/25/2034 •		$116	119
Structured Asset Securities Corp. Mortgage Loan Trust 2.153% due 07/25/2036 •		14	14
Terwin Mortgage Trust 2.958% due 11/25/2033 •		2	2
Towd Point Mortgage Trust 3.018% due 05/25/2058 •		84	84
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	102
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		52	52
			1,410
CORPORATE BONDS & NOTES 14.4%

Ally Financial, Inc. 3.750% due 11/18/2019		100	100
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~		200	201
3.253% (US0003M + 0.950%) due 07/15/2021 ~		100	101
3.312% (US0003M + 1.180%) due 06/12/2024 ~		100	102
Bank of America Corp. 5.875% due 03/15/2028 •(f)		50	54
BAT Capital Corp. 2.765% due 08/14/2020 •		100	100
Becton Dickinson and Co. 3.250% due 11/12/2020		100	101

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co. 3.300% due 03/15/2021		100	102
Celanese U.S. Holdings LLC 4.625% due 11/15/2022		100	106
CNH Industrial Capital LLC 4.875% due 04/01/2021		100	104
CVS Health Corp. 3.700% due 03/09/2023		100	104
Dell International LLC 4.420% due 06/15/2021		100	103
Delta Air Lines, Inc. 2.875% due 03/13/2020		100	100
Discovery Communications LLC 2.800% due 06/15/2020		100	100
Dominion Energy Gas Holdings LLC 2.500% due 12/15/2019		100	100
Energy Transfer Operating LP 4.650% due 06/01/2021		100	103
ERAC USA Finance LLC 2.600% due 12/01/2021		100	101
Ford Motor Credit Co. LLC 2.425% due 06/12/2020		200	200
General Electric Co. 6.250% due 09/29/2020	GBP	100	129
General Motors Financial Co., Inc. 3.161% (US0003M + 0.850%) due 04/09/2021 ~		$100	100
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020		100	102
KLA Corp. 4.125% due 11/01/2021		100	103
Komatsu Finance America, Inc. 2.118% due 09/11/2020		200	199
Kraft Heinz Foods Co. 2.751% (US0003M + 0.570%) due 02/10/2021 ~		100	100
Mid-America Apartments LP 4.200% due 06/15/2028		100	110
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		80	82
Nissan Motor Acceptance Corp. 2.794% due 09/28/2022 •		100	100
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	106
Plains All American Pipeline LP 5.750% due 01/15/2020		100	101
Rockwell Collins, Inc. 2.800% due 03/15/2022		100	102
Ryder System, Inc. 2.650% due 03/02/2020		300	300
Springleaf Finance Corp. 8.250% due 12/15/2020		100	107
Time Warner Cable LLC 4.125% due 02/15/2021		100	102
Verizon Communications, Inc. 2.625% due 08/15/2026		100	101
Zimmer Biomet Holdings, Inc.
2.914% (US0003M + 0.750%) due 03/19/2021 ~		100	100
3.550% due 04/01/2025		100	105
			4,131
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Charter Communications Operating LLC 4.050% (LIBOR03M + 2.000%) due 04/30/2025 ~		97	98

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		83	82
Bear Stearns ALT-A Trust 3.825% due 11/25/2036 ^~		74	61
Chase Mortgage Finance Trust 3.771% due 07/25/2037 ~		4	3
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •		5	5
Commercial Mortgage Trust 2.099% due 07/10/2046 ~(a)		351	3
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		153	124
Countrywide Alternative Loan Trust 2.718% due 05/25/2036 •		258	146
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047		60	50
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)		200	1
0.883% due 11/10/2046 ~(a)		129	1

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.208% due 08/25/2047 •		119	114
First Horizon Mortgage Pass-Through Trust 4.837% due 05/25/2037 ^~		21	16
GSR Mortgage Loan Trust 4.682% due 11/25/2035 ~		46	46
HarborView Mortgage Loan Trust 2.617% due 02/19/2036 •		203	171
Impac CMB Trust 2.738% due 10/25/2034 •		49	50
IndyMac Mortgage Loan Trust 2.498% due 07/25/2035 •		17	17
JPMorgan Alternative Loan Trust 4.332% due 12/25/2035 ^~		49	44
JPMorgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/2043		159	161
JPMorgan Mortgage Trust 4.236% due 02/25/2036 ^~		10	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.888% due 08/15/2032 •		22	22
Merrill Lynch Mortgage Investors Trust 4.448% due 02/25/2035 ~		6	6
Morgan Stanley Bank of America Merrill Lynch Trust 1.122% due 12/15/2048 ~(a)		284	7
Structured Asset Securities Corp. 2.298% due 01/25/2036 •		16	15
Thornburg Mortgage Securities Trust 3.283% due 06/25/2047 ^•		9	8
WaMu Mortgage Pass-Through Certificates Trust
3.875% due 09/25/2036 ~		11	10
4.423% due 03/25/2035 ~		42	43
4.863% due 03/25/2034 ~		45	47
Wells Fargo Mortgage-Backed Securities Trust
4.915% due 10/25/2035 ~		9	9
6.000% due 10/25/2037		12	12
			1,283
U.S. GOVERNMENT AGENCIES 27.4%

Fannie Mae UMBS, TBA
3.000% due 11/01/2049		500	507
3.500% due 11/01/2049		4,100	4,208
4.000% due 11/01/2049		2,900	3,011
Freddie Mac
2.169% due 01/15/2038 ~(a)		40	3
2.580% due 01/15/2038		40	40
2.628% due 12/15/2037 •		3	3
NCUA Guaranteed Notes 2.617% due 12/08/2020 •		70	70
Small Business Administration 5.980% due 05/01/2022		10	11
			7,853
U.S. TREASURY OBLIGATIONS 7.7%

U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025		108	110
0.500% due 01/15/2028 (i)		728	746
1.000% due 02/15/2048		312	351
2.500% due 01/15/2029		119	144
U.S. Treasury Notes
2.875% due 04/30/2025 (i)		800	855
			2,206
Total United States (Cost $16,425)			16,981

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS (h) 1.6%			459

ARGENTINA TREASURY BILLS 0.0%

40.898% due 02/26/2020 - 05/13/2020 (c)(d)	ARS	160	2

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $462)		461
Total Investments in Securities (Cost $38,791)		39,760
	SHARES
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short Asset Portfolio	1,414	14
PIMCO Short-Term Floating NAV Portfolio III	21,046	208
Total Short-Term Instruments (Cost $222)		222
Total Investments in Affiliates (Cost $222)		222
Total Investments 139.3% (Cost $39,013)		$39,982
Financial Derivative Instruments (j)(k) (0.4)%(Cost or Premiums, net $8)		(122)
Other Assets and Liabilities, net (38.9)%		(11,164)
Net Assets 100.0%		$28,696

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019		$131	U.S. Treasury Notes 2.250% due 03/31/2021	$(136)	$131	$131
MEI	1.700	09/24/2019	11/07/2019	CAD	435	Canada Government International Bond 2.750% due 12/01/2048	(327)	328	328
Total Repurchase Agreements							$(463)	$459	$459

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.190%	08/09/2019	11/12/2019		$(431)	$(432)
BPS	(0.450)	07/18/2019	10/17/2019	EUR	(509)	(554)
	(0.450)	09/06/2019	10/17/2019		(339)	(369)
	(0.380)	07/18/2019	10/17/2019		(442)	(481)
	(0.380)	08/08/2019	10/17/2019		(603)	(657)
	0.860	09/06/2019	11/07/2019	GBP	(218)	(268)
GRE	2.270	08/15/2019	10/15/2019		$(754)	(757)
	2.500	09/26/2019	10/03/2019		(430)	(431)
Total Reverse Repurchase Agreements						$(3,949)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (1.1)%
Sovereign Issues (1.1)%
Canada Government Bond	2.750%	12/01/2048	CAD	334	$(330)	$(327)
Total Short Sales (1.1)%					$(330)	$(327)

(i)	Securities with an aggregate market value of $4,029 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(2,708) at a weighted average interest rate of 1.668%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $2 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	$109.250	11/22/2019	35	$35	$1	$0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	8	8	0	0
Total Purchased Options					$1	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$117.000	10/25/2019	6	$6	$(1)	$0
Call - CBOT U.S. Treasury 5-Year Note November 2019 Futures	119.000	10/25/2019	6	6	(2)	(3)
Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	12	$937	$3	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2019	1	99	1	0	(1)
Call Options Strike @ EUR 114.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	7	0	0	0	0
Call Options Strike @ EUR 115.500 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	31	0	0	0	0
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	7	0	0	0	0
Call Options Strike @ EUR 187.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	5	0	0	0	0
Call Options Strike @ EUR 197.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	5	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	2	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	7	0	0	0	0
Call Options Strike @ GBP 163.000 United Kingdom Gilt December 2019 Futures (1)	11/2019	1	0	0	0	0
Euro-Bobl December Futures	12/2019	2	296	(3)	0	0
Euro-BTP Italy Government Bond December Futures	12/2019	20	2,746	25	3	0
Euro-Buxl 30-Year Bond December Futures	12/2019	1	237	(7)	0	(2)
Put Options Strike @ EUR 100.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	5	0	0	0	0
Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	5	0	0	0	0
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2019 Futures (1)	11/2019	4	0	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2019	19	2,264	(16)	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2019	1	130	(1)	0	0
				$2	$3	$(5)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	2	$0	$1	$0	$0
Call Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	2	0	1	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	1	(2)	(1)	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	2	(2)	0	0	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	3	0	2	0	0
Canada Government 10-Year Bond December Futures	12/2019	3	(323)	(3)	1	0
Euro-Bund 10-Year Bond December Futures	12/2019	9	(1,709)	(7)	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Euro-OAT France Government 10-Year Bond December Futures	12/2019	7	(1,299)	18	1	0
Euro-Schatz December Futures	12/2019	45	(5,510)	12	0	(2)
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	7	0	0	0	0
Put Options Strike @ EUR 136.500 on Euro-Bobl December 2019 Futures (1)	11/2019	2	(2)	(1)	0	0
Put Options Strike @ EUR 136.500 on Euro-Bobl November 2019 Futures (1)	10/2019	2	(2)	(1)	1	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	6	0	1	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	1	(1)	1	0	0
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	2	(3)	1	0	0
United Kingdom Long Gilt December Futures	12/2019	1	(165)	(1)	0	(1)
				$23	$4	$(3)
Total Futures Contracts				$25	$7	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Reynolds American, Inc.	(1.000)%	Quarterly	12/20/2020	0.092%		$100	$(3)	$2	$(1)	$0	$0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.129	EUR	100	(2)	1	(1)	0	0
							$(5)	$3	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.409%		$100	$0	$2	$2	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.517	EUR	100	0	1	1	0	0
							$0	$3	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$1,600	$4	$0	$4	$0	$(1)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	600	(4)	0	(4)	0	0
						$0	$0	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	5.000%	Quarterly	12/20/2024	EUR	50	$7	$0	$7	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$2,700	$0	$1	$1	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	4,200	0	1	1	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	3,100	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	1,300	0	2	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	700	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	100	0	0	0	0	0
					$0	$5	$5	$0	$(1)

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.823%	Annual	10/30/2019		19,400	$0	$(2)	$(2)	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.852	Annual	10/30/2019		19,400	0	(1)	(1)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		100	0	(8)	(8)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		100	0	(8)	(8)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		200	0	(16)	(16)	0	0
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021	BRL	3,100	0	(27)	(27)	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	1,100	25	33	58	0	(2)
Pay(7)	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		100	2	(1)	1	0	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	34	(7)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	(1)	32	31	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	0	12	12	0	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	10	9	0	0
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	460	0	2	2	0	0
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	100	0	2	2	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	7	2	9	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$900	(2)	(2)	(4)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		6,500	129	(147)	(18)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		200	1	(5)	(4)	0	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		500	(7)	(2)	(9)	0	0
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	1	1	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		200	(11)	(4)	(15)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		350	0	1	1	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	2	2	0	0
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		100	0	0	0	0	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,100	(114)	11	(103)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		100	(3)	(7)	(10)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	82	(165)	(83)	1	0
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		100	1	(2)	(1)	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		700	(13)	9	(4)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		500	(2)	(19)	(21)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		100	21	(2)	19	0	0
Receive(7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		50	(3)	(12)	(15)	0	0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		200	(10)	(50)	(60)	0	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		200	(1)	(25)	(26)	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	3	2	0	0
Receive(7)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		100	0	2	2	0	0
Pay(7)	3-Month USD-LIBOR	1.678	Semi-Annual	08/21/2050		50	0	0	0	0	0
Pay(7)	3-Month USD-LIBOR	1.653	Semi-Annual	08/25/2051		50	0	(1)	(1)	0	0
Pay(7)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		50	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	2	2	0	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	200	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		100	1	1	2	0	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		4,000	(39)	15	(24)	1	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,100	36	42	78	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		300	9	12	21	0	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		550	(4)	2	(2)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049		50	5	8	13	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		50	(3)	3	0	0	(1)
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	300	1	2	3	1	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2022		900	(1)	5	4	2	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		1,300	5	28	33	6	0
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		200	(6)	(3)	(9)	0	(1)
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		200	(4)	8	4	0	(1)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	2	2	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	10,000	(1)	(1)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		24,902	0	11	11	0	(1)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		2,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	3,700	(17)	13	(4)	0	0
							$40	$(202)	$(162)	$13	$(10)
Total Swap Agreements							$42	$(191)	$(149)	$13	$(12)

Cash of $558 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)				Future styled option.
(2)				If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)				If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)				Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)				The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)				The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)				This instrument has a forward starting effective date.
(k)				FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	AUD	171		$116	$1	$0
	10/2019	BRL	118		28	0	0
	10/2019	CAD	15		11	0	0
	10/2019	DKK	60		9	0	0
	10/2019	GBP	1,489		1,835	4	0
	10/2019	JPY	1,000		9	0	0
	10/2019	NZD	459		289	2	0
	10/2019		$1	AUD	1	0	0
	10/2019		29	BRL	118	0	(1)
	10/2019		988	DKK	6,713	0	(8)
	10/2019		1	GBP	1	0	0
	10/2019		15	RUB	976	0	0
	11/2019		1,837	GBP	1,489	0	(4)
	11/2019		290	NZD	459	0	(2)
	01/2020	DKK	6,713		$996	8	0
	03/2020	RON	103	EUR	21	0	(1)
	03/2020		$580	CNH	4,180	4	0
BPS	10/2019	BRL	242		$58	0	0
	10/2019	CAD	117		88	0	0
	10/2019	EUR	350		387	6	0
	10/2019	GBP	72		89	0	0
	10/2019	INR	5,146		73	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019	JPY	18,100		171	3	0
	10/2019	KRW	166,647		140	1	0
	10/2019	NOK	90		10	0	0
	10/2019	NZD	1		1	0	0
	10/2019	SEK	29,036		2,977	28	0
	10/2019		$150	AUD	223	0	0
	10/2019		58	BRL	242	0	0
	10/2019		86	CAD	114	0	0
	10/2019		30	CHF	30	0	0
	10/2019		1,651	EUR	1,489	0	(28)
	10/2019		29	GBP	24	1	0
	10/2019		29	INR	2,066	0	0
	10/2019		64	JPY	6,910	0	0
	10/2019		737	MXN	14,443	0	(8)
	10/2019		0	NOK	2	0	0
	10/2019		69	NZD	107	0	(2)
	10/2019		68	RON	290	0	(1)
	10/2019		59	SEK	572	0	(1)
	10/2019		155	TWD	4,813	0	0
	10/2019		148	ZAR	2,120	0	(9)
	10/2019	ZAR	2,235		$152	5	(1)
	11/2019		$2,925	SEK	28,464	0	(28)
	12/2019	TWD	9,203		$296	0	(2)
	12/2019		$3	HKD	21	0	0
	12/2019		21	IDR	302,961	0	0
	12/2019		34	INR	2,444	0	0
	03/2020	RON	89	EUR	18	0	(1)
	03/2020		$18	CNH	129	0	0
	05/2020		262	INR	19,249	3	0
	09/2020	HKD	141		$18	0	0
BRC	10/2019	CHF	11		11	0	0
	10/2019	MXN	14,443		733	4	0
	10/2019	ZAR	1,084		72	0	0
	12/2019	HKD	303		39	0	0
	12/2019	INR	437		6	0	0
	01/2020		$722	MXN	14,443	0	(4)
	04/2020	INR	19,372		$267	0	0
BSS	01/2020	BRL	2,400		606	31	0
CBK	10/2019	AUD	117		80	1	0
	10/2019	BRL	12		3	0	0
	10/2019	CAD	375		284	1	0
	10/2019	CHF	30		30	0	0
	10/2019	DKK	7,279		1,116	53	0
	10/2019	EUR	224		247	3	0
	10/2019	JPY	19,923		186	2	0
	10/2019	NOK	335		37	0	0
	10/2019	RUB	1,822		28	0	0
	10/2019	SEK	1,270		132	3	0
	10/2019		$3	BRL	12	0	0
	10/2019		52	CAD	69	0	0
	10/2019		24	CHF	24	0	0
	10/2019		440	EUR	398	0	(6)
	10/2019		1,821	GBP	1,489	12	(3)
	10/2019		141	KRW	167,839	0	(1)
	10/2019		30	NOK	273	0	0
	10/2019		88	NZD	140	0	(1)
	10/2019		68	RON	290	0	(1)
	11/2019	PEN	120		$36	0	0
	11/2019		$116	COP	391,442	0	(3)
	11/2019		117	MXN	2,334	1	0
	11/2019		9	TWD	280	0	0
	12/2019	HKD	564		$72	0	0
	12/2019	KRW	193,432		163	1	0
	12/2019	PEN	171		51	0	0
	01/2020		$315	BRL	1,200	0	(27)
	03/2020	RON	90	EUR	18	0	(1)
DUB	10/2019	BRL	1,904		$458	0	(1)
	10/2019	TWD	4,813		156	1	0
	10/2019		$457	BRL	1,905	1	0
	11/2019		37	TWD	1,154	0	0
	12/2019		157		4,813	0	(1)
	03/2020	CNH	258		$36	0	0
	03/2020		$148	CNH	1,058	0	(1)
FBF	11/2019		15	TWD	469	0	0
GLM	10/2019	BRL	341		$82	0	0
	10/2019	CHF	23		23	0	0
	10/2019	EUR	566		626	10	0
	10/2019	GBP	32		40	1	0
	10/2019	JPY	60,000		562	6	0
	10/2019	KRW	1,192		1	0	0
	10/2019	NOK	21,272		2,346	8	0
	10/2019	NZD	278		176	2	0
	10/2019	RUB	1,412		22	0	0
	10/2019		$82	BRL	341	0	0
	10/2019		178	CAD	235	0	0
	10/2019		18	EUR	16	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019		33	GBP	27	0	0
	10/2019		1	INR	71	0	0
	10/2019		91	NZD	144	0	(1)
	10/2019		13	RUB	842	0	0
	11/2019	MYR	200		$49	1	0
	11/2019		$2,348	NOK	21,272	0	(8)
	12/2019	INR	2,404		$33	0	(1)
	12/2019		$183	MYR	767	0	0
	01/2020		315	BRL	1,200	0	(27)
	01/2020		91	DKK	615	0	0
	03/2020	EUR	13	RON	65	0	0
HUS	10/2019	AUD	46		$32	1	0
	10/2019	CAD	3,595		2,713	0	(1)
	10/2019	INR	6,983		95	0	(4)
	10/2019	NZD	99		64	2	0
	10/2019		$2,859	AUD	4,233	0	(1)
	10/2019		2,790	CAD	3,709	10	0
	10/2019		89	CHF	88	0	(1)
	10/2019		222	GBP	180	0	0
	10/2019		167	INR	12,129	4	0
	10/2019		2,414	NOK	21,772	0	(21)
	10/2019		88	NZD	140	0	0
	10/2019		77	SEK	755	0	0
	11/2019	TWD	3,751		$120	0	(1)
	11/2019		$2,679	CAD	3,549	1	0
	11/2019		35	TWD	1,091	0	0
	12/2019	HKD	1,022		$131	0	0
	12/2019	IDR	458,503		32	0	0
	12/2019	KRW	755,120		625	0	(6)
	12/2019		$23	HKD	179	0	0
	12/2019		1	IDR	14,083	0	0
	12/2019		13	INR	934	0	0
	03/2020	CNH	745		$103	0	(1)
	04/2020		$264	INR	19,372	3	0
IND	12/2019		33	HKD	258	0	0
JPM	10/2019	AUD	69		$47	1	0
	10/2019	EUR	870		950	2	0
	10/2019	GBP	248		301	0	(4)
	10/2019	INR	2,137		30	0	0
	10/2019	RON	586	EUR	123	0	(1)
	10/2019	SEK	255		$26	1	0
	10/2019		$91	DKK	595	0	(5)
	10/2019		63	JPY	6,800	0	0
	10/2019		30	SEK	288	0	(1)
	10/2019		70	ZAR	1,017	0	(3)
	10/2019	ZAR	994		$71	5	0
	11/2019	TWD	928		30	0	0
	11/2019		$953	EUR	870	0	(2)
	12/2019	ILS	58		$17	0	0
	12/2019		$115	HKD	896	0	0
	12/2019		15	IDR	211,425	0	0
	12/2019		27	INR	1,937	0	0
	01/2020		142	MXN	2,851	0	0
	03/2020	CNH	9,230		$1,292	4	0
	05/2020	INR	9,616		133	1	0
MYI	03/2020	RON	90	EUR	18	0	(1)
	10/2019	AUD	4,141		$2,798	3	0
	10/2019	CHF	19		19	0	0
	10/2019	SEK	230		24	1	0
	10/2019		$2,897	CHF	2,836	0	(56)
	10/2019		119	JPY	12,706	0	(1)
	10/2019		61	MXN	1,185	0	(1)
	10/2019		135	NZD	212	0	(2)
	11/2019	MYR	200		$49	1	0
	11/2019		$2,756	AUD	4,074	0	(2)
	11/2019		48	MYR	200	0	0
	12/2019	HKD	354		$45	0	0
	12/2019	SGD	410		295	0	(1)
	12/2019	TWD	1,474		48	0	0
	12/2019		$56	HKD	441	0	0
	06/2021		3	EUR	2	0	0
NAB	10/2019		295	JPY	31,200	0	(6)
NGF	12/2019	TWD	3,259		$107	1	0
RBC	10/2019		$556	JPY	60,000	0	0
RYL	11/2019	MXN	2,334		$115	0	(2)
	03/2020	CNH	2,910		404	0	(2)
SCX	10/2019	BRL	2,357		566	0	(1)
	10/2019	CAD	79		60	0	0
	10/2019	EUR	79		87	1	0
	10/2019	JPY	3,700		35	1	0
	10/2019	NOK	804		90	2	0
	10/2019		$117	AUD	173	0	(1)
	10/2019		569	BRL	2,357	0	(2)
	10/2019		89	NOK	794	0	(2)
	10/2019		88	NZD	140	0	(1)
	10/2019		18	RUB	1,171	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

	10/2019		2,931	SEK	28,310	0	(55)
	10/2019		73	ZAR	1,122	1	0
	11/2019	BRL	2,357		$568	3	0
	11/2019		$827	RUB	54,284	6	0
	11/2019		51	TWD	1,582	0	0
	12/2019	INR	1,018		$14	0	0
	12/2019		$57	HKD	448	0	0
	12/2019		824	IDR	11,972,896	12	0
	02/2020		37	PLN	144	0	(1)
	09/2020	HKD	1,422		$181	0	(1)
SOG	12/2019		$40	RUB	2,721	1	0
SSB	10/2019	AUD	43		$30	1	0
	10/2019	CHF	9		9	0	0
	10/2019	NOK	190		21	0	0
	12/2019		$15	IDR	211,359	0	0
	03/2020		90	CNY	645	0	0
	05/2020	INR	9,633		$134	1	0
UAG	10/2019	CHF	2,886		2,905	13	0
	10/2019	EUR	55		60	1	0
	10/2019	JPY	75,269		713	17	0
	10/2019	NOK	150		17	0	0
	10/2019		$179	EUR	162	0	(3)
	10/2019		31	GBP	25	0	0
	10/2019		561	JPY	60,369	0	(3)
	10/2019		17	RUB	1,097	0	0
	10/2019		117	SEK	1,149	0	(1)
	11/2019	JPY	60,369		$562	3	0
	11/2019	MYR	300		73	1	0
	11/2019		$2,824	CHF	2,798	0	(12)
	12/2019	INR	1,455		$20	0	0
	03/2020	EUR	63	RON	307	1	0
Total Forward Foreign Currency Contracts						$315	$(393)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.630	10/15/2019	3,000	$0	$0
	Put - OTC AUD versus USD		0.550	11/08/2019	1,000	0	0
	Call - OTC USD versus CAD	CAD	1.400	10/03/2019	3,700	1	0
	Call - OTC USD versus NOK	NOK	9.900	10/15/2019	2,000	0	0
	Call - OTC USD versus SEK	SEK	10.500	10/15/2019	2,000	0	0
GLM	Put - OTC USD versus BRL	BRL	4.015	12/12/2019	147	3	1
HUS	Call - OTC USD versus INR	INR	82.000	10/16/2019	400	3	0
						$7	$1

 INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.779%	08/19/2020	100	$5	$6
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	100	7	8
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147	06/29/2020	24,000	0	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	100	8	8
							$20	$22

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	$73.000	11/06/2019	3,500	$0	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	76.500	11/06/2019	1,500	0	0
					$0	$0
Total Purchased Options					$27	$23

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475%	01/15/2020	100	$0	$0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	100	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

MEI	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	12/18/2019	100	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	12/18/2019	100	0	0
						$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.880	12/12/2019	147	$(1)	$0
	Call - OTC USD versus BRL		4.280	12/12/2019	147	(2)	(2)
HUS	Put - OTC USD versus CNH	CNH	7.050	10/22/2019	100	0	0
	Call - OTC USD versus CNH		7.180	10/22/2019	100	0	(1)
						$(3)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.050%	12/05/2019	100	$(3)	$(2)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.456	08/19/2020	800	(5)	(6)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	800	(7)	(9)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.335	10/23/2019	300	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	10/23/2019	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.498	10/23/2019	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	10/23/2019	300	(1)	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047	06/29/2020	49,000	0	0
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	800	(7)	(8)
							$(26)	$(28)
Total Written Options							$(29)	$(31)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.104%	$100	$(4)	$1	$0	$(3)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	200	(5)	(1)	0	(6)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	100	(2)	(1)	0	(3)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	100	(3)	1	0	(2)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	100	(4)	2	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.310	100	(2)	(1)	0	(3)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.104	100	(3)	1	0	(2)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.231	100	(3)	0	0	(3)
							$(27)	$2	$0	$(25)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.797%	$100	$(4)	$1	$0	$(3)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	200	$138	$0	$(3)	$0	$(3)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.240% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/23/2029	EUR	100	110	1	(2)	0	(1)
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	AUD	200	138	(1)	(2)	0	(3)
	Floating rate equal to 6-Month EUR-EURIBOR plus 0.245% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/15/2029	EUR	100	111	0	(2)	0	(2)
MYI	Floating rate equal to 6-Month EUR-EURIBOR plus 0.224% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/16/2029		100	112	0	(3)	0	(3)
								$0	$(12)	$0	$(12)

INTEREST RATE SWAPS

											Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year ILS-TELBOR		1.180%	Annual	01/30/2024	ILS	300	$0	$4	$4	$0
	Pay	1-Year ILS-TELBOR		1.786	Annual	05/01/2029		100	0	3	3	0
CBK	Pay	1-Year ILS-TELBOR		1.755	Annual	04/29/2029		100	0	2	2	0
GLM	Pay	1-Year ILS-TELBOR		1.780	Annual	04/22/2029		100	0	3	3	0
	Pay	1-Year ILS-TELBOR		1.779	Annual	04/30/2029		100	0	3	3	0
HUS	Pay	1-Year ILS-TELBOR		1.785	Annual	04/25/2029		100	0	3	3	0
JPM	Pay	1-Year ILS-TELBOR		1.775	Annual	04/25/2029		100	0	2	2	0
									$0	$20	$20	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020		$200	$1	$(14)	$0	$(13)
Total Swap Agreements									$(30)	$(3)	$20	$(53)

(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$11	$0	$11
Australia
Corporate Bonds & Notes	0	208	0	208
Sovereign Issues	0	103	0	103
Brazil
Corporate Bonds & Notes	0	145	0	145
Sovereign Issues	0	669	0	669
Canada
Corporate Bonds & Notes	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	37	0	37
Sovereign Issues	0	157	0	157
Cayman Islands
Asset-Backed Securities	0	593	0	593
Corporate Bonds & Notes	0	226	0	226
China
Sovereign Issues	0	1,607	0	1,607
Denmark
Corporate Bonds & Notes	0	1,265	0	1,265
France
Corporate Bonds & Notes	0	267	0	267
Sovereign Issues	0	985	0	985
Germany
Corporate Bonds & Notes	0	712	0	712
Ireland
Asset-Backed Securities	0	273	0	273
Sovereign Issues	0	144	0	144
Italy
Corporate Bonds & Notes	0	220	0	220
Sovereign Issues	0	1,223	0	1,223
Japan
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	4,401	0	4,401
Jersey, Channel Islands
Corporate Bonds & Notes	0	104	0	104
Kuwait
Sovereign Issues	0	216	0	216
Lithuania
Sovereign Issues	0	106	0	106
Malaysia
Sovereign Issues	0	120	0	120
Netherlands
Corporate Bonds & Notes	0	311	0	311
Norway
Corporate Bonds & Notes	0	209	0	209
Peru
Sovereign Issues	0	191	0	191
Poland
Sovereign Issues	0	101	0	101
Qatar
Sovereign Issues	0	662	0	662
Russia
Sovereign Issues	0	60	0	60
Saudi Arabia
Sovereign Issues	0	201	0	201
South Korea
Sovereign Issues	0	634	0	634
Spain
Corporate Bonds & Notes	0	115	0	115
Sovereign Issues	0	1,683	0	1,683

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2019 (Unaudited)

Switzerland
Sovereign Issues	0	79	0	79
United Arab Emirates
Sovereign Issues	0	202	0	202
United Kingdom
Corporate Bonds & Notes	0	2,055	0	2,055
Non-Agency Mortgage-Backed Securities	0	1,244	0	1,244
Sovereign Issues	0	275	0	275
United States
Asset-Backed Securities	0	1,410	0	1,410
Corporate Bonds & Notes	0	4,131	0	4,131
Loan Participations and Assignments	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	1,283	0	1,283
Non-Agency Mortgage-Backed Securities	0	0	0	0
U.S. Government Agencies	0	7,853	0	7,853
U.S. Treasury Obligations	0	2,206	0	2,206
Short-Term Instruments
Repurchase Agreements	0	459	0	459
Argentina Treasury Bills	0	2	0	2
	$0	$39,760	$0	$39,760
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$222	$0	$0	$222
Total Investments	$222	$39,760	$0	$39,982

Short Sales, at Value - Liabilities
Non-Agency Mortgage-Backed Securities	0	0	0	0
Sovereign Issues	0	(327)	0	(327)
	$0	$(327)	$0	$(327)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	13	0	20
Over the counter	0	358	0	358
	$7	$371	$0	$378
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(15)	0	(23)
Over the counter	0	(477)	0	(477)
	$(8)	$(492)	$0	$(500)
Total Financial Derivative Instruments	$(1)	$(121)	$0	$(122)
Totals	$221	$39,312	$0	$39,533

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5% ¤

CORPORATE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

United Airlines Pass-Through Trust
2.875% due 04/07/2030	$644	$652
3.100% due 04/07/2030	644	654
Vessel Management Services, Inc. 3.432% due 08/15/2036	540	574
Total Corporate Bonds & Notes (Cost $1,829)		1,880

U.S. GOVERNMENT AGENCIES 15.9%

Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,984
2.279% due 07/25/2037 •	9	9
2.918% due 04/25/2032 •	2	2
3.000% due 09/25/2046	2,264	2,347
3.090% due 12/01/2036	1,700	1,815
3.580% due 08/01/2030	1,700	1,847
3.600% due 02/01/2040	1,428	1,571
3.610% due 10/01/2030	600	674
4.250% due 05/25/2037	85	103
4.708% due 01/01/2033 •	3	3
5.000% due 04/25/2032 - 08/25/2033	299	334
5.500% due 12/25/2035	92	101
6.080% due 09/01/2028	64	86
6.500% due 07/25/2031	64	73
6.625% due 11/15/2030	570	836
Fannie Mae UMBS 2.500% due 11/01/2046	278	278
Fannie Mae UMBS, TBA
2.500% due 11/01/2049	600	597
3.500% due 11/01/2049	7,200	7,389
4.000% due 10/01/2049 - 11/01/2049	36,300	37,683
5.500% due 10/01/2049	900	974
Federal Housing Administration 6.896% due 07/01/2020	7	7
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,700	2,056
2.428% due 01/15/2033 •	5	5
2.728% due 02/15/2027 •	2	2
3.000% due 04/15/2053	1,397	1,417
3.195% due 02/15/2021 •	1	1
3.500% due 01/15/2048	532	584
3.646% due 10/25/2044 •	22	22
4.000% due 06/15/2032 - 09/15/2044	4,455	5,021
4.000% due 12/15/2042 •	700	705
5.500% due 08/15/2030 - 02/15/2034	246	280
6.750% due 03/15/2031	100	149
7.000% due 07/15/2023 - 12/01/2031	5	6
Ginnie Mae
3.500% due 01/20/2044	643	707
3.750% due 08/20/2030 •	3	3
6.000% due 08/20/2033	720	808
Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 01/15/2030 (a)	3,900	3,384
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,662
8.125% due 10/15/2019	1,600	1,604
Small Business Administration
5.240% due 08/01/2023	34	35
5.290% due 12/01/2027	71	75
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (a)	800	624
Total U.S. Government Agencies (Cost $75,720)		78,863

U.S. TREASURY OBLIGATIONS 75.5%

U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,200	7,756
2.500% due 02/15/2046	4,070	4,386
2.500% due 05/15/2046 (d)	5,500	5,929
2.750% due 08/15/2042	2,700	3,035

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.750% due 11/15/2042 (d)	29,600	33,249
2.875% due 05/15/2043 (d)	14,780	16,962
2.875% due 08/15/2045 (d)	18,450	21,281
3.000% due 05/15/2042	300	351
3.000% due 11/15/2044 (d)	6,090	7,160
3.000% due 05/15/2045 (d)	11,800	13,906
3.000% due 11/15/2045 (d)	10,100	11,925
3.000% due 08/15/2048 (d)	10,980	13,071
3.000% due 02/15/2049 (d)	5,220	6,230
3.125% due 11/15/2041 (d)	30,000	35,788
3.125% due 02/15/2043	3,950	4,715
3.125% due 08/15/2044 (d)	28,030	33,617
3.125% due 05/15/2048	3,730	4,538
3.375% due 05/15/2044 (d)	33,810	42,154
3.625% due 08/15/2043	3,400	4,389
3.875% due 08/15/2040	220	291
4.250% due 11/15/2040	500	695
4.500% due 08/15/2039	200	285
4.750% due 02/15/2041	790	1,169
6.250% due 05/15/2030	400	577
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	738	731
0.375% due 07/15/2027	63	64
0.500% due 01/15/2028	3,297	3,379
0.625% due 01/15/2026	162	166
0.750% due 07/15/2028 (d)	4,855	5,107
0.750% due 02/15/2042	1,022	1,083
0.875% due 01/15/2029	1,575	1,675
1.000% due 02/15/2048	1,248	1,404
1.000% due 02/15/2049	306	347
1.375% due 02/15/2044	429	516
1.750% due 01/15/2028 (f)	1,249	1,406
2.500% due 01/15/2029	1,996	2,415
3.625% due 04/15/2028	317	408
U.S. Treasury Notes
2.875% due 05/15/2049 (d)	7,800	9,107
2.000% due 11/30/2022 (d)(f)	33,300	33,728
2.750% due 06/30/2025	2,400	2,551
U.S. Treasury STRIPS (a)
0.000% due 02/15/2033	1,700	1,319
0.000% due 05/15/2034	500	376
0.000% due 08/15/2034	1,270	950
0.000% due 08/15/2035	25,270	18,443
0.000% due 08/15/2036	18,000	12,836
0.000% due 11/15/2036	2,700	1,915
0.000% due 08/15/2044	300	177
0.000% due 11/15/2044	500	292
0.000% due 05/15/2045	500	289
0.000% due 08/15/2046	500	281
Total U.S. Treasury Obligations (Cost $334,018)		374,424

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%

BAMLL Commercial Mortgage Securities Trust 3.078% due 04/15/2036 •	1,000	1,001
Bancorp Commercial Mortgage Trust 3.316% due 09/15/2036 •	1,200	1,201
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	564
Bear Stearns Adjustable Rate Mortgage Trust
4.619% due 02/25/2034 ~	7	7
4.886% due 01/25/2034 ~	6	6
5.033% due 04/25/2033 ~	18	19
5.371% due 04/25/2033 ~	4	5
BWAY Mortgage Trust 3.454% due 03/10/2033	700	743
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2024	1,700	1,829
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	1,600	1,641
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,779
3.942% due 04/10/2033 ~	500	543
Countrywide Alternative Loan Trust 2.228% due 05/25/2035 •	37	35
Countrywide Home Loan Mortgage Pass-Through Trust 2.658% due 03/25/2035 •	57	54
Credit Suisse First Boston Mortgage Securities Corp. 4.157% due 11/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.198% due 07/25/2033 ~	7	7
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,295
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	536

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

HarborView Mortgage Loan Trust
2.187% due 03/19/2037 •	37	36
2.497% due 05/19/2035 •	27	27
4.493% due 07/19/2035 ^~	7	6
Hilton USA Trust 3.719% due 11/05/2038	900	975
Impac CMB Trust 4.836% due 09/25/2034 þ	125	134
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,717
3.600% due 12/15/2031 •	800	802
JPMorgan Mortgage Trust
2.918% due 12/25/2049 •	393	395
4.627% due 07/25/2035 ~	64	65
Morgan Stanley Bank of America Merrill Lynch Trust 3.514% due 12/15/2049	1,800	1,904
Morgan Stanley Capital Trust 4.418% due 07/11/2040	600	687
Motel 6 Trust 2.948% due 08/15/2034 •	1,009	1,010
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	552
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	41	38
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust 2.394% due 07/20/2033 •	41	40
Structured Adjustable Rate Mortgage Loan Trust 2.238% due 05/25/2037 •	68	66
Structured Asset Mortgage Investments Trust
2.717% due 09/19/2032 •	29	29
2.897% due 10/19/2033 •	15	15
VNDO Trust 3.805% due 01/10/2035	1,900	2,075
WaMu Mortgage Pass-Through Certificates Trust
2.655% due 10/25/2046 •	45	44
3.446% due 08/25/2046 •	149	141
3.846% due 08/25/2042 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
3.328% due 05/25/2033 ~	5	5
3.826% due 02/25/2033 ~	1	1
4.405% due 02/25/2033 ~	1	1
Wells Fargo Commercial Mortgage Trust 2.933% due 11/15/2059	900	927
Worldwide Plaza Trust 3.526% due 11/10/2036	300	324
Total Non-Agency Mortgage-Backed Securities (Cost $23,513)		24,289

ASSET-BACKED SECURITIES 0.7%

Bear Stearns Asset-Backed Securities Trust 3.018% due 11/25/2042 •	31	31
ECMC Group Student Loan Trust 2.768% due 02/27/2068	222	220
JPMorgan Mortgage Acquisition Corp. 2.498% due 12/25/2035 •	1,100	1,097
LA Arena Funding LLC 7.656% due 12/15/2026	15	16
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,500	1,526
Renaissance Home Equity Loan Trust
2.898% due 08/25/2033 •	3	3
3.018% due 12/25/2033 •	15	15
SLM Student Loan Trust
2.876% due 10/25/2029 •	300	300

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.776% due 04/25/2023 •	187	188
Total Asset-Backed Securities (Cost $3,366)		3,396

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (c) 0.1%		676

Total Short-Term Instruments (Cost $676)		676
Total Investments in Securities (Cost $439,122)		483,528

	SHARES
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%

PIMCO Short Asset Portfolio	1,202,275	11,966
PIMCO Short-Term Floating NAV Portfolio III	4,428,407	43,810
Total Short-Term Instruments (Cost $55,851)		55,776
Total Investments in Affiliates (Cost $55,851)		55,776
Total Investments 108.8% (Cost $494,973)		$539,304
Financial Derivative Instruments (e)(g) 0.0%(Cost or Premiums, net $224)		208
Other Assets and Liabilities, net (8.8)%		(43,626)
Net Assets 100.0%		$495,886

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$676	U.S. Treasury Notes 2.250% due 03/31/2021	$(690)	$676	$676
Total Repurchase Agreements						$(690)	$676	$676

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
MSC	2.200%	10/01/2019	10/02/2019	$(294,485)	$(294,485)
	2.250	10/02/2019	10/03/2019	(176,217)	(176,217)
Total Sale-Buyback Transactions					$(470,702)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.7)%
Fannie Mae UMBS, TBA	3.000%	11/01/2049	$7,800	$(7,898)	$(7,914)
Fannie Mae UMBS, TBA	4.500	11/01/2049	700	(736)	(738)
Total Short Sales (1.7)%				$(8,634)	$(8,652)

(d)	Securities with an aggregate market value of $468,481 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2019 was $(19,741) at a weighted average interest rate of 2.598%.  Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(29) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$111.250	11/22/2019	272	$544	$2	$1
Call - CBOT U.S. Treasury 2-Year Note December 2019 Futures	111.375	11/22/2019	75	150	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.000	11/22/2019	137	137	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	131.500	11/22/2019	23	23	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	132.000	11/22/2019	115	115	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	150.500	11/22/2019	14	14	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	151.500	11/22/2019	97	97	1	0
Total Purchased Options					$6	$1

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Day Federal Fund October Futures	10/2019	145	$59,305	$18	$1	$0
90-Day Eurodollar December Futures	12/2019	222	54,412	50	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	1,211	232,398	(5,585)	76	0
				$(5,517)	$77	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2019	399	$(85,985)	$243	$12	$0
U.S. Treasury 5-Year Note December Futures	12/2019	141	(16,800)	114	7	0
U.S. Treasury 10-Year Note December Futures	12/2019	91	(11,858)	136	7	0
U.S. Treasury 10-Year Ultra December Futures	12/2019	473	(67,358)	819	15	0
U.S. Treasury 30-Year Bond December Futures	12/2019	284	(46,097)	994	9	0
				$2,306	$50	$0
Total Futures Contracts				$(3,211)	$127	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	3.000%	Semi-Annual	02/04/2023	$32,400	$(36)	$(969)	$(1,005)	$3	$0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	2,100	(6)	325	319	0	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	7,100	220	(1,300)	(1,080)	0	(11)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	100	7	(31)	(24)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	500	48	(142)	(94)	0	(1)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	2,500	(10)	(311)	(321)	0	(3)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	200	(2)	(12)	(14)	0	0
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	100	(1)	3	2	0	0
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	1,300	(8)	(3)	(11)	0	(2)
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	1,000	3	19	22	0	(1)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	1,100	(3)	(139)	(142)	0	(2)
Total Swap Agreements						$212	$(2,560)	$(2,348)	$3	$(20)

(f)

Securities with an aggregate market value of $3,603 and cash of $1,767 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	02/07/2020	3,100	$128	$0
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	1,100	23	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	72,200	190	1,405
Total Purchased Options							$341	$1,405

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2019 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	2,200	$(20)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	02/07/2020	7,700	$(127)	$0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	14,700	(159)	(1,308)
							$(286)	$(1,308)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	$100.328	10/03/2019	6,400	$(14)	$0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	100.500	10/03/2019	1,500	(3)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	102.328	10/03/2019	6,400	(10)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	102.500	10/03/2019	1,500	(2)	0
					$(29)	$0
Total Written Options					$(335)	$(1,308)

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,880	$0	$1,880
U.S. Government Agencies	0	78,863	0	78,863
U.S. Treasury Obligations	0	374,424	0	374,424
Non-Agency Mortgage-Backed Securities	0	24,289	0	24,289
Asset-Backed Securities	0	3,396	0	3,396
Short-Term Instruments
Repurchase Agreements	0	676	0	676
	$0	$483,528	$0	$483,528
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,776	$0	$0	$55,776
Total Investments	$55,776	$483,528	$0	$539,304

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,652)	$0	$(8,652)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	127	4	0	131
Over the counter	0	1,405	0	1,405
	$127	$1,409	$0	$1,536
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20)	0	(20)
Over the counter	0	(1,308)	0	(1,308)
	$0	$(1,328)	$0	$(1,328)
Total Financial Derivative Instruments	$127	$81	$0	$208
Totals	$55,903	$474,957	$0	$530,860

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.9% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

State Of Qatar 2.983% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		$6,000	$5,985
Toyota Motor Credit Corp. 2.680% (LIBOR03M + 0.580%) due 11/08/2019 «~		6,000	5,996
Total Loan Participations and Assignments (Cost $11,966)			11,981

CORPORATE BONDS & NOTES 35.7%

BANKING & FINANCE 22.4%

ABN AMRO Bank NV 2.702% (US0003M + 0.570%) due 08/27/2021 ~		5,100	5,118
AIG Global Funding 2.566% (US0003M + 0.460%) due 06/25/2021 ~		3,000	3,010
Ally Financial, Inc.
7.500% due 09/15/2020		100	105
8.000% due 03/15/2020		200	205
American Express Co.
2.887% (US0003M + 0.600%) due 11/05/2021 ~		5,000	5,031
3.375% due 05/17/2021		3,000	3,061
3.700% due 11/05/2021		5,000	5,164
American Express Credit Corp. 2.375% due 05/26/2020		5,400	5,408
American Tower Corp. 2.800% due 06/01/2020		9,900	9,939
Australia & New Zealand Banking Group Ltd.
2.584% (US0003M + 0.460%) due 05/17/2021 ~		4,650	4,671
3.300% due 05/17/2021		5,000	5,104
Aviation Capital Group LLC
2.936% (US0003M + 0.670%) due 07/30/2021 ~		3,100	3,095
3.082% (US0003M + 0.950%) due 06/01/2021 ~		4,900	4,919
Banco Santander S.A. 3.460% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,404
Bank of America Corp.
2.749% (US0003M + 0.650%) due 10/01/2021 ~		900	903
3.219% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,208
3.438% (US0003M + 1.160%) due 01/20/2023 ~		200	202
3.499% due 05/17/2022 •		4,000	4,080
Bank of Nova Scotia 1.875% due 04/26/2021		3,900	3,900
Barclays PLC 4.291% (US0003M + 2.110%) due 08/10/2021 ~		4,900	5,000
BBVA USA 2.868% (US0003M + 0.730%) due 06/11/2021 ~		5,000	5,001
Brixmor Operating Partnership LP 3.303% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,988
Citibank N.A.
2.736% (US0003M + 0.600%) due 05/20/2022 ~		4,400	4,409
2.829% (US0003M + 0.570%) due 07/23/2021 ~		4,900	4,929
Citigroup, Inc.
2.700% due 10/27/2022		1,000	1,015
2.750% due 04/25/2022		1,100	1,117
2.946% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,008
3.484% (US0003M + 1.380%) due 03/30/2021 ~		4,300	4,365
Credit Suisse Group Funding Guernsey Ltd. 4.590% (US0003M + 2.290%) due 04/16/2021 ~		5,800	5,956
Danske Bank A/S 5.000% due 01/12/2022		4,800	5,048
DBS Bank Ltd. 3.300% due 11/27/2021		5,900	6,043
Deutsche Bank AG
0.059% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	5,000	5,416
3.577% (US0003M + 1.290%) due 02/04/2021 ~		$5,000	4,966
4.250% due 10/14/2021		2,500	2,537
Ford Motor Credit Co. LLC
3.065% (US0003M + 0.930%) due 09/24/2020 ~		5,000	5,001
3.099% (US0003M + 0.810%) due 04/05/2021 ~		3,900	3,855
3.217% (US0003M + 0.930%) due 11/04/2019 ~		6,000	6,000
4.853% (US0003M + 2.550%) due 01/07/2021 ~		5,900	5,991
5.085% due 01/07/2021		2,600	2,667
5.750% due 02/01/2021		600	620
8.125% due 01/15/2020		300	305

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

GE Capital European Funding Unlimited Co. 4.350% due 11/03/2021	EUR	1,300	1,532
General Motors Financial Co., Inc.
3.200% due 07/13/2020		$7,000	7,039
3.233% (US0003M + 0.930%) due 04/13/2020 ~		3,860	3,870
3.863% (US0003M + 1.560%) due 01/15/2020 ~		3,900	3,913
Goldman Sachs Group, Inc.
2.830% (US0003M + 0.730%) due 12/27/2020 ~		4,600	4,605
2.898% (US0003M + 0.750%) due 02/23/2023 ~		6,200	6,199
3.319% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,535
3.419% (US0003M + 1.160%) due 04/23/2020 ~		5,684	5,709
3.636% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,318
6.000% due 06/15/2020		2,000	2,053
Harley-Davidson Financial Services, Inc.
2.652% (US0003M + 0.500%) due 05/21/2020 ~		5,100	5,105
3.078% (US0003M + 0.940%) due 03/02/2021 ~		4,900	4,907
HSBC Holdings PLC
2.724% (US0003M + 0.600%) due 05/18/2021 ~		4,800	4,805
2.782% (US0003M + 0.650%) due 09/11/2021 ~		4,800	4,807
JPMorgan Chase & Co.
2.755% (US0003M + 0.610%) due 06/18/2022 ~		3,000	3,010
3.461% (US0003M + 1.205%) due 10/29/2020 ~		5,800	5,857
Lloyds Bank PLC 2.699% (US0003M + 0.490%) due 05/07/2021 ~		5,000	5,001
Lloyds Banking Group PLC 2.959% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,010
Logicor Financing SARL 1.500% due 11/14/2022	EUR	5,200	5,865
Marsh & McLennan Cos., Inc.
3.285% (US0003M + 1.200%) due 12/29/2021 ~		$2,400	2,405
3.500% due 12/29/2020		4,600	4,675
Metropolitan Life Global Funding 1.950% due 09/15/2021		2,500	2,501
Mitsubishi UFJ Financial Group, Inc.
2.878% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,203
4.018% (US0003M + 1.880%) due 03/01/2021 ~		535	546
Mizuho Financial Group, Inc. 2.520% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,560
Natwest Markets PLC 0.000% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	4,400	4,800
Navient Corp. 8.000% due 03/25/2020		$300	307
Oversea-Chinese Banking Corp. Ltd. 2.574% (US0003M + 0.450%) due 05/17/2021 ~		6,000	6,010
PNC Bank N.A. 2.709% (US0003M + 0.450%) due 07/22/2022 ~		4,500	4,500
Regions Bank 2.676% (US0003M + 0.500%) due 08/13/2021 ~		5,600	5,603
Reliance Standard Life Global Funding 2.500% due 01/15/2020		1,000	1,001
Royal Bank of Canada 3.350% due 10/22/2021		10,000	10,294
Royal Bank of Scotland Group PLC 6.400% due 10/21/2019		5,000	5,011
Santander UK PLC
2.758% (US0003M + 0.620%) due 06/01/2021 ~		5,000	5,006
2.818% (US0003M + 0.660%) due 11/15/2021 ~		5,900	5,909
SBA Tower Trust 2.877% due 07/15/2046		1,400	1,407
Skandinaviska Enskilda Banken AB 2.554% (US0003M + 0.430%) due 05/17/2021 ~		5,000	5,015
SL Green Operating Partnership LP 3.148% (US0003M + 0.980%) due 08/16/2021 ~		6,000	6,001
Standard Chartered PLC 2.744% due 09/10/2022 •		4,500	4,507
Synchrony Bank 3.650% due 05/24/2021		5,200	5,301
Synchrony Financial 3.517% (US0003M + 1.230%) due 02/03/2020 ~		5,600	5,612
Toronto-Dominion Bank 3.350% due 10/22/2021		6,000	6,177
U.S. Bank N.A. 3.150% due 04/26/2021		6,100	6,201
UBS AG 2.450% due 12/01/2020		3,850	3,866
UBS Group Funding Switzerland AG 4.083% due 04/14/2021 •		9,900	10,110
UniCredit SpA
6.203% (US0003M + 3.900%) due 01/14/2022 ~		5,100	5,346
7.830% due 12/04/2023		10,700	12,554
Volkswagen Bank GmbH 0.000% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	1,400	1,527
Wells Fargo & Co. 3.473% (US0003M + 1.340%) due 03/04/2021 ~		$4,000	4,058
Wells Fargo Bank N.A.
2.759% (US0003M + 0.500%) due 07/23/2021 ~		5,000	5,013

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.788% (US0003M + 0.510%) due 10/22/2021 ~		2,000	2,007
			399,937
INDUSTRIALS 11.6%

AbbVie, Inc.
2.300% due 05/14/2021		3,200	3,207
3.375% due 11/14/2021		3,100	3,178
BAT Capital Corp. 2.765% due 08/14/2020 •		6,200	6,213
Bayer U.S. Finance LLC 2.736% (US0003M + 0.630%) due 06/25/2021 ~		6,100	6,095
BMW Finance NV 2.250% due 08/12/2022		4,000	4,005
BMW U.S. Capital LLC 2.000% due 04/11/2021		2,100	2,098
Broadcom Corp. 2.375% due 01/15/2020		4,000	4,000
Broadcom, Inc. 3.125% due 04/15/2021		4,800	4,847
Caesars Resort Collection LLC 5.250% due 10/15/2025		750	769
Campbell Soup Co.
2.619% (US0003M + 0.500%) due 03/16/2020 ~		9,000	9,002
2.749% (US0003M + 0.630%) due 03/15/2021 ~		4,100	4,100
Charter Communications Operating LLC
3.579% due 07/23/2020		4,900	4,945
4.464% due 07/23/2022		2,100	2,212
Comcast Corp. 2.539% (US0003M + 0.440%) due 10/01/2021 ~		500	502
Conagra Brands, Inc. 2.811% (US0003M + 0.500%) due 10/09/2020 ~		2,500	2,500
Constellation Brands, Inc. 2.250% due 11/06/2020		2,310	2,311
CVS Health Corp. 2.732% (US0003M + 0.630%) due 03/09/2020 ~		610	611
Daimler Finance North America LLC
2.837% (US0003M + 0.550%) due 05/04/2021 ~		5,000	4,999
2.957% (US0003M + 0.670%) due 11/05/2021 ~		900	903
3.058% (US0003M + 0.900%) due 02/15/2022 ~		5,400	5,430
3.400% due 02/22/2022		4,800	4,912
Dominion Energy Gas Holdings LLC 2.500% due 12/15/2019		2,300	2,300
DXC Technology Co. 3.082% (US0003M + 0.950%) due 03/01/2021 ~		1,231	1,231
Energy Transfer Partners LP 5.750% due 09/01/2020		1,630	1,666
General Electric Co.
0.000% due 05/28/2020 •	EUR	700	761
0.375% due 05/17/2022		400	434
General Mills, Inc. 2.862% (US0003M + 0.540%) due 04/16/2021 ~		$2,100	2,105
Georgia-Pacific LLC 5.400% due 11/01/2020		6,800	7,035
Hewlett Packard Enterprise Co. 3.009% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,900
Hyundai Capital America 2.945% due 09/18/2020 •		6,700	6,712
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		7,100	7,259
Kinder Morgan, Inc. 5.000% due 02/15/2021		300	310
Kraft Heinz Foods Co.
2.800% due 07/02/2020		3,300	3,306
3.375% due 06/15/2021		3,200	3,242
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~		4,400	4,400
Local Initiatives Support Corp. 3.005% due 03/01/2022		1,300	1,320
Marathon Oil Corp. 2.700% due 06/01/2020		1,850	1,854
Marriott International, Inc. 2.738% (US0003M + 0.600%) due 12/01/2020 ~		4,900	4,917
Masco Corp. 3.500% due 04/01/2021		2,887	2,927
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~		5,000	5,003
Mondelez International, Inc. 3.000% due 05/07/2020		7,000	7,037
Mylan NV 3.750% due 12/15/2020		4,600	4,669
NTT Finance Corp. 1.900% due 07/21/2021		2,800	2,785
Oracle Corp. 1.900% due 09/15/2021		9,900	9,900

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		1,800	1,835
PayPal Holdings, Inc. 2.200% due 09/26/2022		4,400	4,413
Penske Truck Leasing Co. LP 3.300% due 04/01/2021		2,900	2,940
Reckitt Benckiser Treasury Services PLC 2.695% (US0003M + 0.560%) due 06/24/2022 ~		400	399
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,000	1,033
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		1,034	1,040
Time Warner Cable LLC 4.125% due 02/15/2021		2,900	2,953
United Technologies Corp. 2.818% (US0003M + 0.650%) due 08/16/2021 ~		3,100	3,100
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021		1,000	1,003
2.700% due 09/26/2022		500	503
2.972% (US0003M + 0.860%) due 09/24/2021 ~		1,600	1,603
3.121% (US0003M + 0.940%) due 11/12/2021 ~		5,900	5,935
3.875% due 11/13/2020		5,900	5,997
4.000% due 11/12/2021		5,900	6,099
Volkswagen International Finance NV 1.144% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	800	898
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$2,300	2,304
2.914% (US0003M + 0.750%) due 03/19/2021 ~		2,300	2,300
			206,267
UTILITIES 1.7%

AT&T, Inc. 3.253% (US0003M + 0.950%) due 07/15/2021 ~		1,600	1,615
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		1,200	1,201
DTE Energy Co. 2.400% due 12/01/2019		3,700	3,700
LG&E & KU Energy LLC 3.750% due 11/15/2020		900	912
NextEra Energy Capital Holdings, Inc.
2.403% due 09/01/2021		2,900	2,919
2.544% (US0003M + 0.400%) due 08/21/2020 ~		6,000	6,000
2.852% (US0003M + 0.720%) due 02/25/2022 ~		4,800	4,845
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~		5,000	4,985
Verizon Communications, Inc. 3.119% (US0003M + 1.000%) due 03/16/2022 ~		3,500	3,554
			29,731
Total Corporate Bonds & Notes (Cost $629,963)			635,935

U.S. GOVERNMENT AGENCIES 34.1%

Fannie Mae
1.000% due 01/25/2043		135	130
2.205% due 12/25/2036 •		36	36
2.279% due 07/25/2037 •		162	159
2.495% due 03/25/2044 •		34	34
2.518% due 12/25/2022 •		1	1
2.616% due 09/25/2042 •		177	175
2.818% due 04/25/2023 •		15	15
2.925% due 06/17/2027 •		16	17
3.683% due 07/01/2042 - 06/01/2043 •		147	151
3.733% due 09/01/2041 •		108	110
4.081% due 09/01/2035 •		101	106
4.225% due 12/01/2036 •		5	5
4.246% due 11/01/2035 •		22	24
4.545% due 05/01/2038 •		1,783	1,873
4.573% due 07/01/2035 •		8	9
5.000% due 04/25/2033		7	8
5.064% due 09/01/2034 •		2	2
5.313% due 12/25/2042 ~		5	5
Fannie Mae UMBS
3.500% due 04/01/2045 - 12/01/2047		54,755	57,525
3.500% due 11/01/2047 (h)		19,731	20,760
4.000% due 08/01/2044 - 12/01/2048		179,822	187,304
4.500% due 01/01/2023 - 08/01/2046		6,523	6,967
5.000% due 05/01/2027 - 06/01/2028		98	104
5.500% due 12/01/2028		14	15
6.000% due 02/01/2033 - 01/01/2039		1,331	1,531
6.500% due 04/01/2036		71	80
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		19,600	19,888
3.500% due 11/01/2049		9,800	10,057
4.500% due 11/01/2049		8,300	8,747

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.500% due 10/01/2049		500	541
Freddie Mac
2.000% due 11/15/2026		3,256	3,266
2.275% due 08/25/2031 •		73	72
2.306% due 12/25/2036 •		25	25
2.630% due 12/15/2042 •		4,907	4,904
3.492% due 02/25/2045 •		142	144
4.000% due 12/01/2047 - 09/01/2048		84,000	87,747
4.105% due 09/01/2035 •		122	128
4.489% due 07/01/2035 •		34	36
6.436% due 08/15/2044 •		2,984	3,443
6.500% due 07/25/2043		37	44
Freddie Mac UMBS 4.000% due 09/01/2048 - 10/01/2048		3,107	3,228
Ginnie Mae
2.769% due 07/20/2063 •		3,035	3,040
2.840% due 06/20/2065 •		2,926	2,925
3.029% due 10/20/2065 - 05/20/2066		9,399	9,422
3.310% due 07/20/2067		7,457	7,600
3.359% due 04/20/2066		6,848	6,912
4.000% due 06/20/2049		1,687	1,759
4.500% due 06/20/2048 - 05/20/2049		32,862	34,462
5.000% due 02/20/2041 (a)		10	0
5.000% due 02/20/2049 - 06/20/2049		37,214	39,367
Ginnie Mae, TBA
4.500% due 10/01/2049 - 11/01/2049		17,100	17,870
5.000% due 10/01/2049 - 11/01/2049		60,900	64,183
Total U.S. Government Agencies (Cost $592,592)			606,956

U.S. TREASURY OBLIGATIONS 17.2%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (h)		79,648	78,883
0.125% due 01/15/2023 (h)		38,791	38,496
0.250% due 01/15/2025 (h)(j)(l)		12,890	12,937
0.375% due 07/15/2023 (h)		69,564	70,033
0.625% due 04/15/2023 (h)(j)		68,273	68,881
0.875% due 01/15/2029 (h)		28,856	30,691
1.000% due 02/15/2049 (l)		6,117	6,930
Total U.S. Treasury Obligations (Cost $303,022)			306,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%

Adjustable Rate Mortgage Trust 4.602% due 09/25/2035 ^~		333	322
American Home Mortgage Investment Trust
3.689% due 10/25/2034 •		14	14
4.031% due 02/25/2045 •		52	52
Banc of America Funding Trust 4.647% due 01/20/2047 ^~		209	203
Banc of America Mortgage Trust
4.639% due 08/25/2034 ~		596	619
4.701% due 07/25/2034 ~		273	286
5.178% due 05/25/2033 ~		95	98
6.500% due 10/25/2031		3	3
BCAP LLC Trust 2.595% due 01/26/2036 •		1,242	1,235
Bear Stearns Adjustable Rate Mortgage Trust
4.317% due 07/25/2034 ~		95	94
4.436% due 01/25/2035 ~		1,545	1,555
4.603% due 01/25/2035 ~		71	73
4.886% due 01/25/2034 ~		10	10
5.033% due 04/25/2033 ~		1	1
Bear Stearns ALT-A Trust 2.178% due 02/25/2034 •		223	221
Bear Stearns Structured Products, Inc. Trust
3.615% due 12/26/2046 ^~		299	261
4.082% due 01/26/2036 ^~		469	419
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.298% due 01/25/2035 •		26	26
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 06/25/2033 þ		1	1
Citigroup Mortgage Loan Trust
4.566% due 08/25/2035 ^~		186	167
4.810% due 05/25/2035 •		46	47
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		7	8
Countrywide Home Loan Mortgage Pass-Through Trust
4.114% due 11/20/2034 ~		462	475
4.241% due 11/25/2034 ~		267	271
4.244% due 02/20/2035 ~		185	187
4.667% due 02/20/2036 ^•		270	268
Credit Suisse First Boston Mortgage Securities Corp.
3.044% due 03/25/2032 ~		1	1
Eurosail PLC
0.000% due 12/10/2044 •	EUR	62	67

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

1.730% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	7,270	8,858
First Horizon Alternative Mortgage Securities Trust 4.052% due 09/25/2034 ~		$325	327
First Horizon Mortgage Pass-Through Trust 4.603% due 08/25/2035 ~		98	83
FirstMac Mortgage Funding Trust
2.101% due 03/08/2049 •	AUD	3,155	2,125
2.351% due 03/08/2049 •		6,100	4,110
GMAC Mortgage Corp. Loan Trust 4.532% due 11/19/2035 ~		$67	66
Great Hall Mortgages PLC 2.275% due 06/18/2039 •		1,212	1,179
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		5,000	5,066
GS Mortgage Securities Trust 2.109% due 11/10/2045 ~(a)		2,130	107
GSR Mortgage Loan Trust
4.480% due 09/25/2035 ~		194	200
4.635% due 09/25/2034 ~		57	60
HarborView Mortgage Loan Trust
2.497% due 05/19/2035 •		62	60
4.394% due 07/19/2035 ^~		294	280
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	17,200	21,196
Holmes Master Issuer PLC 2.663% due 10/15/2054 •		$3,163	3,161
Impac CMB Trust 3.018% due 07/25/2033 •		63	62
JPMorgan Chase Commercial Mortgage Securities Trust 1.921% due 10/15/2045 ~(a)		13,469	575
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		16	12
Juno Eclipse Ltd. 0.000% due 11/20/2022 •	EUR	471	498
Merrill Lynch Mortgage Investors Trust
2.268% due 11/25/2035 •		$69	66
2.678% due 09/25/2029 •		408	411
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.298% due 12/25/2035 •		355	336
PHHMC Trust 5.513% due 07/18/2035 ~		229	240
Prime Mortgage Trust 2.418% due 02/25/2034 •		4	4
Residential Funding Mortgage Securities, Inc. Trust 4.337% due 09/25/2035 ^~		537	447
Silverstone Master Issuer PLC 2.848% due 01/21/2070 •		3,600	3,605
Structured Adjustable Rate Mortgage Loan Trust
3.846% due 01/25/2035 ^•		146	143
4.159% due 08/25/2035 ~		133	136
4.458% due 02/25/2034 ~		138	141
Structured Asset Mortgage Investments Trust
2.298% due 02/25/2036 ^•		101	98
2.717% due 09/19/2032 •		1	1
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	10,853	13,378
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 12/25/2045 •		$72	72
2.698% due 01/25/2045 •		472	470
3.846% due 06/25/2042 •		13	13
Wells Fargo Commercial Mortgage Trust 1.923% due 10/15/2045 ~(a)		3,501	151
Wells Fargo Mortgage-Backed Securities Trust
4.922% due 09/25/2034 ~		1,535	1,600
4.977% due 12/25/2034 ~		87	90
4.984% due 01/25/2035 ~		101	105
4.991% due 03/25/2036 ~		107	110
5.141% due 03/25/2035 ~		69	72
Total Non-Agency Mortgage-Backed Securities (Cost $80,999)			76,698

ASSET-BACKED SECURITIES 9.2%

ACE Securities Corp. Home Equity Loan Trust
2.078% due 10/25/2036 •		61	32
2.918% due 12/25/2034 •		1,208	1,199
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.518% due 09/25/2035 •		6,218	6,249
Asset-Backed Funding Certificates Trust 2.693% due 06/25/2035 •		2,867	2,879
Asset-Backed Securities Corp. Home Equity Loan Trust 3.678% due 03/15/2032 •		70	71
Bear Stearns Asset-Backed Securities Trust 3.018% due 10/25/2037 •		1,080	1,087
Black Diamond CLO Ltd. 3.353% due 02/06/2026 •		1,544	1,545

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

CARDS Trust
2.378% due 04/17/2023 •	10,000	10,009
3.047% due 04/17/2023	10,000	10,050
Chesapeake Funding LLC
2.398% due 08/15/2030	6,442	6,438
3.230% due 08/15/2030	4,831	4,897
Citigroup Mortgage Loan Trust, Inc. 2.738% due 09/25/2035 ^•	827	831
Countrywide Asset-Backed Certificates 2.718% due 12/25/2033 •	960	955
Credit Suisse First Boston Mortgage Securities Corp. 2.638% due 01/25/2032 •	5	5
Crown Point CLO Ltd. 3.713% due 07/17/2028	3,000	2,992
Discover Card Execution Note Trust 1.900% due 10/17/2022	5,100	5,097
Edsouth Indenture LLC 3.168% due 09/25/2040 •	640	640
Enterprise Fleet Financing LLC 3.380% due 05/20/2024	4,870	4,937
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •	5,000	4,957
Exeter Automobile Receivables Trust 2.900% due 01/18/2022	850	851
Figueroa CLO Ltd. 3.203% due 01/15/2027 •	4,048	4,045
Ford Credit Auto Owner Trust 2.440% due 01/15/2027	4,000	4,010
Ford Credit Floorplan Master Owner Trust
2.308% due 05/15/2023 •	5,100	5,098
2.840% due 03/15/2024	4,700	4,791
Gallatin CLO Ltd. 3.328% due 01/21/2028 •	5,000	4,997
GE-WMC Mortgage Securities Trust 2.058% due 08/25/2036 •	9	5
GMF Floorplan Owner Revolving Trust 2.864% due 03/15/2023	3,900	3,899
Gracechurch Card Funding PLC 2.428% due 07/15/2022 •	5,000	5,002
GSAMP Trust 2.408% due 01/25/2036 •	1,067	1,068
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	4,539	4,572
Massachusetts Educational Financing Authority 3.226% due 04/25/2038 •	226	227
MMAF Equipment Finance LLC 2.920% due 07/12/2021	2,170	2,174
NovaStar Mortgage Funding Trust 2.338% due 05/25/2036 •	3,648	3,603
Octagon Investment Partners Ltd. 3.403% due 04/15/2026 •	1,497	1,498
OSCAR U.S. Funding Trust LLC 3.150% due 08/10/2021	2,428	2,435
Palmer Square CLO Ltd. 3.008% due 08/15/2026 •	3,735	3,740
Palmer Square Loan Funding Ltd. 2.953% due 07/15/2026 •	3,641	3,640
Panhandle-Plains Higher Education Authority, Inc. 3.449% due 10/01/2035 •	692	695
Penarth Master Issuer PLC 2.421% due 03/18/2022 •	5,100	5,102
RAAC Trust 2.498% due 03/25/2037 •	136	137
Renaissance Home Equity Loan Trust 3.018% due 12/25/2033 •	2,231	2,237
Residential Asset Securities Corp. Trust 2.903% due 01/25/2034 •	2,223	2,226
SLC Student Loan Trust
2.219% due 09/15/2026 •	1,384	1,382
2.229% due 03/15/2027 •	3,235	3,221
SLM Student Loan Trust
2.366% due 10/25/2024 •	595	594
2.426% due 10/25/2029 •	3,719	3,694
2.776% due 04/25/2024 •	618	618
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	940	943
Sound Point CLO Ltd. 3.168% due 01/20/2028 •	5,000	4,995
Structured Asset Investment Loan Trust
2.723% due 03/25/2034 •	432	429
2.993% due 10/25/2033 •	185	186
TICP CLO Ltd. 3.601% due 04/20/2028	6,100	6,068
Wells Fargo Home Equity Asset-Backed Securities Trust 2.278% due 05/25/2036 •	48	48

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

Westlake Automobile Receivables Trust 2.840% due 09/15/2021		1,646	1,648
WhiteHorse Ltd. 3.233% due 04/17/2027 •		4,312	4,306
Zais CLO Ltd. 3.453% due 04/15/2028 •		5,000	5,007
Total Asset-Backed Securities (Cost $161,302)			164,061

SOVEREIGN ISSUES 7.2%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (d)	BRL	133,500	31,732
0.000% due 04/01/2020 (d)		128,700	30,250
Italy Buoni Poliennali Del Tesoro 1.750% due 07/01/2024	EUR	46,000	53,793
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	3,463	28
Spain Government International Bond 4.000% due 04/30/2020	EUR	11,600	12,972
Total Sovereign Issues (Cost $130,352)			128,775

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co. «(b)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%

CERTIFICATES OF DEPOSIT 1.2%

Barclays Bank PLC 2.676% (US0003M + 0.400%) due 10/25/2019 ~		$10,000	10,002
Lloyds Bank Corporate Markets PLC
2.635% (US0003M + 0.500%) due 09/24/2020 ~		6,000	6,016
2.811% (US0003M + 0.500%) due 10/26/2020 ~		5,000	5,011
			21,029

REPURCHASE AGREEMENTS (g) 0.2%			3,161

ARGENTINA TREASURY BILLS 0.0%

90.990% due 02/26/2020 (d)(e)	ARS	810	9

U.S. TREASURY BILLS 0.1%

1.948% due 10/22/2019 - 11/21/2019 (c)(d)(j)(l)		$2,689	2,685
Total Short-Term Instruments (Cost $26,856)			26,884
Total Investments in Securities (Cost $1,937,052)			1,958,141

		SHARES
INVESTMENTS IN AFFILIATES 13.8%

SHORT-TERM INSTRUMENTS 13.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%

PIMCO Short Asset Portfolio		21,209,433	211,097
PIMCO Short-Term Floating NAV Portfolio III		3,427,733	33,911
Total Short-Term Instruments (Cost $246,094)			245,008
Total Investments in Affiliates (Cost $246,094)			245,008
Total Investments 123.7% (Cost $2,183,146)			$2,203,149
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $2,768)			1,567
Other Assets and Liabilities, net (23.8)%			(423,589)
Net Assets 100.0%			$1,781,127

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$3,161	U.S. Treasury Notes 2.250% due 03/31/2021	$(3,229)	$3,161	$3,161
Total Repurchase Agreements						$(3,229)	$3,161	$3,161

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.200%	08/09/2019	11/12/2019	$(12,361)	$(12,401)
	2.330	07/24/2019	10/22/2019	(14,128)	(14,191)
BSN	2.220	08/13/2019	10/15/2019	(105,998)	(106,318)
	2.250	08/12/2019	10/11/2019	(36,642)	(36,757)
	2.270	08/13/2019	10/10/2019	(20,123)	(20,185)
	2.290	08/01/2019	10/02/2019	(48,952)	(49,142)
	2.310	08/02/2019	10/03/2019	(61,881)	(62,119)
GRE	2.450	09/17/2019	10/01/2019	(6,300)	(6,306)
Total Reverse Repurchase Agreements					$(307,419)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.5)%
Fannie Mae UMBS, TBA	4.000%	11/01/2049	$177,200	$(183,800)	$(184,004)
Fannie Mae UMBS, TBA	6.000	10/01/2049	1,500	(1,653)	(1,660)
Ginnie Mae, TBA	4.000	10/01/2049	1,700	(1,766)	(1,768)
Total Short Sales (10.5)%				$(187,219)	$(187,432)

(h)	Securities with an aggregate market value of $306,949 and cash of $416 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(291,708) at a weighted average interest rate of 2.531%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$104.750	11/22/2019	914	$1,828	$8	$1
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.000	11/22/2019	350	350	3	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.250	11/22/2019	357	357	3	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.500	11/22/2019	366	366	3	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.000	11/22/2019	600	600	5	1
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.250	11/22/2019	17	17	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.000	11/22/2019	420	420	4	1
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.500	11/22/2019	1,034	1,034	9	1
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	146.000	11/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	148.500	11/22/2019	18	18	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	149.000	11/22/2019	173	173	2	0
Total Purchased Options					$37	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$118.500	10/25/2019	178	$178	$(39)	$(39)
Total Written Options					$(39)	$(39)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	172	$2	$0	$0	$0
Euro-BTP Italy Government Bond December Futures	12/2019	1,212	158,983	753	133	(15)
Euro-Bund 10-Year Bond December Futures	12/2019	372	70,652	303	16	(44)
Put Options Strike @ EUR 100.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	37	0	0	0	0
Put Options Strike @ EUR 101.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	90	1	0	0	0
U.S. Treasury 2-Year Note December Futures	12/2019	3,750	808,125	(1,800)	0	(117)
U.S. Treasury 5-Year Note December Futures	12/2019	3,151	375,437	(2,021)	0	(148)
				$(2,765)	$149	$(324)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	1,108	$(303,592)	$359	$15	$(30)
3-Month Euribor September Futures	09/2020	784	(214,795)	272	0	(11)
Australia Government 3-Year Note December Futures	12/2019	1,362	(106,353)	(447)	104	0
Euro-Bobl December Futures	12/2019	87	(12,863)	48	0	(9)
Euro-OAT France Government 10-Year Bond December Futures	12/2019	351	(65,156)	843	50	(8)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	161	(12)	40	4	0
U.S. Treasury 10-Year Note December Futures	12/2019	19	(2,476)	28	1	0
United Kingdom Long Gilt December Futures	12/2019	77	(12,709)	(73)	0	(37)
				$1,070	$174	$(95)
Total Futures Contracts				$(1,695)	$323	$(419)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.393%	$2,000	$(59)	$74	$15	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$33,500	$1,064	$(3,771)	$(2,707)	$10	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		24,100	1,289	(2,820)	(1,531)	17	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	30,800	320	(734)	(414)	0	(126)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	10,270,000	321	821	1,142	0	(56)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		9,450,000	(114)	(2,388)	(2,502)	102	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,640,000	201	433	634	0	(27)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		3,120,000	69	(3,278)	(3,209)	134	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		340,000	(10)	(642)	(652)	21	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020	MXN	244,900	(14)	239	225	0	(7)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		222,200	0	210	210	0	(7)
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020		988,300	0	940	940	0	(30)
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		432,700	49	(461)	(412)	13	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		453,700	0	(447)	(447)	14	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		524,200	0	(579)	(579)	17	0
							$3,175	$(12,477)	$(9,302)	$328	$(253)
Total Swap Agreements							$3,116	$(12,403)	$(9,287)	$328	$(253)

(j)	Securities with an aggregate market value of $3,468 and cash of $12,695 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	Future styled option.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	GBP	14,530		$17,903	$38	$0
	11/2019		34,093		41,358	0	(634)
	11/2019		$17,928	GBP	14,530	0	(38)
BPS	10/2019	BRL	23,500		$6,182	526	0
	10/2019		$5,643	BRL	23,500	13	0
	11/2019	EUR	742		$823	12	0
	11/2019		$1,203	GBP	964	0	(16)
	12/2019	THB	10,231		$334	0	(1)
	04/2020	BRL	85,700		20,807	404	0
BRC	11/2019	EUR	81,270		91,874	3,005	0
	11/2019		$1,154	JPY	124,400	0	(1)
BSS	01/2020	BRL	33,900		$8,437	322	0
CBK	10/2019		72,000		17,289	0	(39)
	10/2019	CAD	749		562	0	(3)
	10/2019		$1,027	AUD	1,493	0	(19)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019		17,587	BRL	72,000	0	(258)
	10/2019		17,732	GBP	14,530	134	0
	11/2019	EUR	18,096		$20,162	374	0
	11/2019	GBP	551		674	0	(5)
	11/2019	JPY	300,500		2,841	54	0
	11/2019		$1,284	GBP	1,056	16	0
	11/2019		7,241	JPY	764,800	0	(148)
	11/2019		2,268	MXN	44,739	0	(13)
	01/2020	BRL	152,100		$37,032	648	(22)
	04/2020		43,000		10,434	197	0
DUB	03/2020	CNH	268,934		37,329	0	(189)
GLM	10/2019	TRY	662		111	0	(6)
	10/2019		$2,607	AUD	3,875	8	0
	12/2019		124	MYR	520	0	0
HUS	10/2019	AUD	19,395		$13,097	6	0
	11/2019	JPY	1,129,500		10,731	255	0
	11/2019		$17,237	EUR	15,567	0	(215)
	11/2019		74,579	JPY	7,797,000	0	(2,262)
	03/2020	CNH	129,381		$17,937	0	(112)
JPM	10/2019	BRL	48,500		12,803	1,130	0
	10/2019		$11,646	BRL	48,500	26	0
	11/2019	GBP	17,697		$21,697	0	(100)
	11/2019		$1,046	EUR	939	0	(19)
	01/2020		31,468	BRL	119,800	0	(2,794)
MYI	10/2019		9,496	AUD	14,027	0	(29)
	10/2019		2,696	MXN	52,567	0	(36)
	11/2019	AUD	14,027		$9,507	29	0
	01/2020	BRL	67,300		$17,662	1,554	0
TOR	11/2019		$914	EUR	819	0	(18)
Total Forward Foreign Currency Contracts						$8,751	$(6,977)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	20.350	10/10/2019	1,718	$(18)	$(1)
CBK	Call - OTC USD versus MXN		20.320	10/15/2019	7,182	(74)	(8)
MYI	Call - OTC USD versus MXN		19.850	10/03/2019	12,700	(120)	(21)
	Call - OTC USD versus MXN		19.920	10/07/2019	5,100	(42)	(10)
	Put - OTC USD versus MXN		19.830	10/09/2019	4,200	(26)	(30)
	Put - OTC USD versus MXN		19.870	10/15/2019	8,500	(66)	(81)
Total Written Options						$(346)	$(151)

(l)	Securities with an aggregate market value of $5,432 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$11,981	$11,981
Corporate Bonds & Notes
Banking & Finance	0	399,937	0	399,937
Industrials	0	206,267	0	206,267
Utilities	0	29,731	0	29,731
U.S. Government Agencies	0	606,956	0	606,956
U.S. Treasury Obligations	0	306,851	0	306,851
Non-Agency Mortgage-Backed Securities	0	76,698	0	76,698
Asset-Backed Securities	0	164,061	0	164,061
Sovereign Issues	0	128,775	0	128,775
Short-Term Instruments
Certificates of Deposit	0	21,029	0	21,029
Repurchase Agreements	0	3,161	0	3,161
Argentina Treasury Bills	0	9	0	9
U.S. Treasury Bills	0	2,685	0	2,685
	$0	$1,946,160	$11,981	$1,958,141
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$245,008	$0	$0	$245,008
Total Investments	$245,008	$1,946,160	$11,981	$2,203,149

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(187,432)	$0	$(187,432)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2019 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	323	332	0	655
Over the counter	0	8,751	0	8,751
	$323	$9,083	$0	$9,406
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(458)	(253)	0	(711)
Over the counter	0	(7,128)	0	(7,128)
	$(458)	$(7,381)	$0	$(7,839)
Total Financial Derivative Instruments	$(135)	$1,702	$0	$1,567
Totals	$244,873	$1,760,430	$11,981	$2,017,284

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.0% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Hilton Worldwide Finance LLC 3.768% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$77
Total Loan Participations and Assignments (Cost $77)			77

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 4.7%

AerCap Ireland Capital DAC 4.625% due 10/30/2020		100	102
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	113
Ally Financial, Inc.
3.750% due 11/18/2019		$190	190
4.125% due 03/30/2020		250	252
4.250% due 04/15/2021		50	51
American Tower Corp. 2.800% due 06/01/2020		190	191
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(e)(f)	EUR	400	445
Banco Santander S.A. 6.250% due 09/11/2021 •(e)(f)		100	115
Bank of America Corp. 5.875% due 03/15/2028 •(e)		$1,220	1,322
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	400	454
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)		1,800	2,024
6.625% due 06/29/2021 •(e)(f)		600	714
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$2,600	2,702
Deutsche Bank AG 4.250% due 10/14/2021		10,200	10,350
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,801
General Motors Financial Co., Inc.
2.350% due 10/04/2019		190	190
3.583% (US0003M + 1.270%) due 10/04/2019 ~		100	100
Goldman Sachs Group, Inc. 3.319% (US0003M + 1.200%) due 09/15/2020 ~		9,550	9,625
ING Bank NV 2.625% due 12/05/2022		3,200	3,277
International Lease Finance Corp. 8.250% due 12/15/2020		2,310	2,472
John Deere Capital Corp. 2.449% (US0003M + 0.290%) due 06/22/2020 ~		6,940	6,951
Lloyds Banking Group PLC
2.959% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,807
6.375% due 06/27/2020 •(e)(f)	EUR	600	674
Mitsubishi UFJ Financial Group, Inc. 4.018% (US0003M + 1.880%) due 03/01/2021 ~		$2,015	2,058
Navient Corp. 8.000% due 03/25/2020		2,140	2,188
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022		100	101
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	317
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,106
4.519% due 06/25/2024 •		1,400	1,473
7.500% due 08/10/2020 •(e)(f)		1,120	1,147
8.625% due 08/15/2021 •(e)(f)		400	429
SBA Tower Trust 2.877% due 07/15/2046		600	603
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~		4,300	4,307
Toronto-Dominion Bank 2.250% due 03/15/2021		4,600	4,624
UBS AG 2.682% due 06/08/2020 •		5,600	5,616

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023	10,150	11,909
		83,800
INDUSTRIALS 2.4%

Allergan Funding SCS 3.000% due 03/12/2020	1,160	1,163
Allergan Sales LLC 5.000% due 12/15/2021	1,540	1,618
Allergan, Inc. 3.375% due 09/15/2020	1,060	1,072
BAT Capital Corp. 2.765% due 08/14/2020 •	3,180	3,187
BAT International Finance PLC 2.750% due 06/15/2020	100	100
Celgene Corp. 3.250% due 08/15/2022	100	103
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021	200	200
Charter Communications Operating LLC
3.579% due 07/23/2020	2,390	2,412
4.464% due 07/23/2022	140	147
Danone S.A. 2.077% due 11/02/2021	500	499
Dell International LLC 4.420% due 06/15/2021	1,500	1,547
eBay, Inc. 2.600% due 07/15/2022	100	101
EMC Corp. 2.650% due 06/01/2020	290	290
Enbridge, Inc.
2.738% (US0003M + 0.400%) due 01/10/2020 ~	3,570	3,571
2.819% (US0003M + 0.700%) due 06/15/2020 ~	4,920	4,929
Energy Transfer Partners LP 5.750% due 09/01/2020	100	102
EQT Corp. 4.875% due 11/15/2021	900	924
ERAC USA Finance LLC
4.500% due 08/16/2021	480	500
5.250% due 10/01/2020	390	402
General Electric Co. 5.550% due 05/04/2020	1,000	1,015
General Motors Co. 3.009% (US0003M + 0.800%) due 08/07/2020 ~	70	70
Hewlett Packard Enterprise Co. 3.009% (US0003M + 0.720%) due 10/05/2021 ~	3,100	3,100
JT International Financial Services BV 3.500% due 09/28/2023	200	208
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~	5,400	5,403
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,700	1,697
NXP BV 3.875% due 09/01/2022	200	207
Penske Truck Leasing Co. LP 3.375% due 02/01/2022	100	102
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	1,300	1,343
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	50	50
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021	500	514
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	3,650	3,649
Thermo Fisher Scientific, Inc. 3.600% due 08/15/2021	1,800	1,846
Time Warner Cable LLC 5.000% due 02/01/2020	480	484
TransCanada PipeLines Ltd. 3.800% due 10/01/2020	100	102
VMware, Inc. 3.900% due 08/21/2027	190	196
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019	300	300
		43,253
UTILITIES 1.7%

American Electric Power Co., Inc. 2.150% due 11/13/2020	900	901
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~	2,800	2,814
3.253% (US0003M + 0.950%) due 07/15/2021 ~	4,340	4,380

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.150% due 02/15/2050		1,540	1,806
5.300% due 08/15/2058		580	680
British Transco International Finance BV 0.000% due 11/04/2021		580	550
Consolidated Edison Co. of New York, Inc. 2.506% (US0003M + 0.400%) due 06/25/2021 ~		580	582
Duke Energy Corp. 2.675% (US0003M + 0.500%) due 05/14/2021 ~		5,190	5,212
Eversource Energy 2.900% due 10/01/2024		100	103
National Rural Utilities Cooperative Finance Corp. 2.479% (US0003M + 0.375%) due 06/30/2021 ~		400	402
NextEra Energy Capital Holdings, Inc. 2.544% (US0003M + 0.400%) due 08/21/2020 ~		3,570	3,570
Petrobras Global Finance BV
5.093% due 01/15/2030		3,558	3,716
6.125% due 01/17/2022		212	228
6.625% due 01/16/2034	GBP	100	146
Plains All American Pipeline LP 2.600% due 12/15/2019		$100	100
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~		1,550	1,545
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~		1,640	1,640
Sprint Communications, Inc. 7.000% due 03/01/2020		2,900	2,954
Sprint Corp. 7.250% due 09/15/2021		100	107
			31,436
Total Corporate Bonds & Notes (Cost $155,627)			158,489

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		615	637
Total Municipal Bonds & Notes (Cost $588)			637

U.S. GOVERNMENT AGENCIES 22.0%

Fannie Mae
2.168% due 08/25/2034 •		21	21
2.205% due 12/25/2036 •		27	27
2.368% due 07/25/2037 •		6	6
2.418% due 03/25/2049 •		8,607	8,574
2.458% due 05/25/2036 •		9	9
2.495% due 05/25/2042 •		38	38
3.683% due 07/01/2044 - 09/01/2044 •		23	23
4.222% due 10/01/2035 •		35	37
4.393% due 05/25/2035		169	178
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		44,400	45,052
3.500% due 11/01/2049 - 12/01/2049		138,040	141,658
4.000% due 10/01/2049 - 11/01/2049		164,500	170,781
Freddie Mac
2.275% due 08/25/2031 •		29	29
2.478% due 09/15/2042 •		5,246	5,277
2.580% due 07/15/2044 •		2,668	2,652
3.492% due 02/25/2045 •		524	529
3.646% due 10/25/2044 •		1,716	1,736
4.501% due 12/01/2035 •		23	24
4.765% due 01/01/2034 •		50	53
Ginnie Mae
2.266% due 08/20/2068 •		3,628	3,563
2.444% due 02/20/2049 •		8,905	8,896
3.629% due 04/20/2067 •		2,591	2,637
NCUA Guaranteed Notes
2.507% due 10/07/2020 •		749	749
2.617% due 12/08/2020 •		2,331	2,335
Small Business Administration 6.020% due 08/01/2028		305	333
Total U.S. Government Agencies (Cost $394,345)			395,217

U.S. TREASURY OBLIGATIONS 97.2%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)		193,541	191,546
0.125% due 01/15/2022 (j)		32,963	32,667
0.125% due 04/15/2022 (j)		21,103	20,901
0.125% due 07/15/2022		32,873	32,754
0.125% due 01/15/2023		23,743	23,562
0.125% due 07/15/2026		48,100	48,065
0.250% due 01/15/2025		76,819	77,100

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

0.250% due 07/15/2029 (h)	35,000	35,398
0.375% due 07/15/2023	55,051	55,423
0.375% due 07/15/2025	30,761	31,210
0.375% due 01/15/2027	39,255	39,758
0.375% due 07/15/2027 (h)	23,944	24,364
0.500% due 01/15/2028	60,824	62,338
0.625% due 07/15/2021 (h)(j)(l)	8,173	8,208
0.625% due 04/15/2023	5,774	5,825
0.625% due 01/15/2026 (h)	190,244	195,331
0.625% due 02/15/2043 (h)(l)	5,602	5,758
0.750% due 07/15/2028	16,905	17,783
0.750% due 02/15/2042 (h)	13,454	14,261
0.750% due 02/15/2045	57,626	60,702
0.875% due 01/15/2029 (h)(l)	3,251	3,458
0.875% due 02/15/2047	37,034	40,317
1.000% due 02/15/2046	29,378	32,815
1.000% due 02/15/2048	15,967	17,960
1.000% due 02/15/2049	10,573	11,978
1.375% due 02/15/2044 (h)	65,213	78,299
1.750% due 01/15/2028	74,430	83,798
2.000% due 01/15/2026	47,923	53,280
2.125% due 02/15/2040	43,231	57,638
2.125% due 02/15/2041	4,464	6,005
2.375% due 01/15/2025 (h)	119,461	133,116
2.375% due 01/15/2027	18,294	21,159
2.500% due 01/15/2029 (h)	74,468	90,113
3.375% due 04/15/2032 (h)	11,471	15,878
3.625% due 04/15/2028	40,198	51,668
3.875% due 04/15/2029	47,580	63,927
Total U.S. Treasury Obligations (Cost $1,693,286)		1,744,363

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

Adjustable Rate Mortgage Trust 4.629% due 05/25/2036 ^~	133	131
Alliance Bancorp Trust 2.258% due 07/25/2037 •	928	858
American Home Mortgage Investment Trust 3.531% due 09/25/2045 •	84	85
Banc of America Funding Trust
2.484% due 07/20/2036 •	36	37
4.647% due 01/20/2047 ^~	178	174
4.701% due 02/20/2036 ~	231	232
Banc of America Mortgage Trust
4.437% due 02/25/2036 ^~	203	193
4.704% due 06/25/2035 ~	43	41
Bancorp Commercial Mortgage Trust 3.316% due 09/15/2036 •	1,900	1,902
Bear Stearns Adjustable Rate Mortgage Trust
4.069% due 02/25/2036 ^~	58	56
4.270% due 10/25/2035 •	350	361
4.313% due 03/25/2035 ~	208	213
4.315% due 07/25/2036 ^~	253	246
4.328% due 01/25/2035 ~	167	167
Bear Stearns ALT-A Trust
4.109% due 03/25/2036 ^~	366	314
4.201% due 09/25/2035 ^~	934	784
Chase Mortgage Finance Trust 4.466% due 02/25/2037 ~	19	20
ChaseFlex Trust 6.000% due 02/25/2037 ^	354	244
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.298% due 01/25/2035 •	6	6
Citigroup Mortgage Loan Trust
3.228% due 03/25/2082 þ	897	899
3.258% due 04/25/2066 ~	687	689
4.218% due 09/25/2037 ^~	499	488
4.606% due 03/25/2037 ^~	2,493	2,505
4.810% due 05/25/2035 •	14	14
4.980% due 03/25/2036 ^•	361	366
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 •	9	9
5.500% due 08/25/2034	58	59
Civic Mortgage LLC 4.349% due 11/25/2022 þ	761	763
Countrywide Alternative Loan Trust
2.128% due 06/25/2046 •	97	95
2.198% due 05/25/2047 •	106	102
2.208% due 09/25/2046 ^•	2,874	2,736
2.224% due 02/20/2047 ^•	390	311
2.298% due 12/25/2035 •	23	23
3.446% due 12/25/2035 •	67	62
6.000% due 03/25/2037 ^	3,958	2,799
6.000% due 04/25/2037	508	512
Countrywide Home Loan Mortgage Pass-Through Trust
3.643% due 05/20/2036 ^~	72	70

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

5.500% due 08/25/2035 ^		58	55
6.000% due 04/25/2036		452	370
6.000% due 03/25/2037 ^		1,374	1,153
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058		777	786
5.896% due 10/26/2036 ~		229	221
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 2.118% due 10/25/2036 ^•		10	8
Eurosail PLC 1.730% due 06/13/2045 •	GBP	2,296	2,801
First Horizon Alternative Mortgage Securities Trust
4.309% due 06/25/2034 ~		$135	136
6.000% due 02/25/2037 ^		397	291
First Horizon Mortgage Pass-Through Trust 4.603% due 08/25/2035 ~		189	159
Great Hall Mortgages PLC
0.913% due 03/18/2039 •	GBP	107	129
0.933% due 06/18/2038 •		100	121
GreenPoint Mortgage Funding Trust
2.198% due 09/25/2046 •		$369	356
2.458% due 06/25/2045 •		191	183
2.558% due 11/25/2045 •		131	117
GS Mortgage Securities Trust 4.592% due 08/10/2043		5,800	5,866
GSR Mortgage Loan Trust
4.223% due 12/25/2034 ~		227	231
4.480% due 09/25/2035 ~		142	146
4.643% due 07/25/2035 ~		179	184
4.715% due 01/25/2035 ~		85	87
HarborView Mortgage Loan Trust
2.247% due 09/19/2037 •		62	61
2.384% due 06/20/2035 •		68	68
2.497% due 05/19/2035 •		53	52
2.617% due 02/19/2036 •		117	98
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	7,500	9,243
IndyMac Mortgage Loan Trust
2.298% due 07/25/2035 •		$208	190
2.798% due 05/25/2034 •		22	21
4.245% due 12/25/2034 ~		75	75
4.568% due 11/25/2035 ^~		160	162
JPMorgan Mortgage Trust
3.716% due 07/27/2037 ~		474	488
4.256% due 08/25/2035 ^~		126	124
4.264% due 09/25/2035 ~		40	40
4.484% due 07/25/2035 ~		99	103
4.508% due 07/25/2035 ~		240	249
4.576% due 08/25/2035 ~		140	143
4.683% due 02/25/2035 ~		122	124
Lehman XS Trust 3.168% due 12/25/2037 •		3,799	3,767
MASTR Adjustable Rate Mortgages Trust 4.734% due 11/21/2034 ~		98	101
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.728% due 11/15/2031 •		74	75
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.468% due 12/15/2030 •		91	89
Merrill Lynch Mortgage Investors Trust
2.268% due 11/25/2035 •		72	69
3.865% due 12/25/2035 ~		105	97
Morgan Stanley Mortgage Loan Trust 4.365% due 06/25/2036 ~		215	224
Residential Accredit Loans, Inc. Trust
2.318% due 08/25/2035 •		78	72
3.390% due 10/25/2037 ~		1,254	1,187
Residential Asset Securitization Trust
2.418% due 05/25/2035 •		694	578
6.500% due 09/25/2036 ^		259	181
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		226	223
Sequoia Mortgage Trust
2.244% due 07/20/2036 •		513	501
2.757% due 10/19/2026 •		22	22
Structured Adjustable Rate Mortgage Loan Trust
3.846% due 01/25/2035 ^•		75	74
4.159% due 08/25/2035 ~		94	96
4.458% due 02/25/2034 ~		89	91
Structured Asset Mortgage Investments Trust
2.208% due 06/25/2036 •		62	63
2.228% due 04/25/2036 •		242	241
2.307% due 07/19/2035 •		528	525
2.717% due 10/19/2034 •		47	47
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	6,984	8,608
Vornado DP LLC Trust 4.004% due 09/13/2028		$6,300	6,356

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Wachovia Mortgage Loan Trust 2.248% due 01/25/2037 •		1,903	1,211
WaMu Mortgage Pass-Through Certificates Trust
2.655% due 07/25/2046 •		480	467
2.655% due 11/25/2046 •		71	72
3.176% due 01/25/2047 •		444	459
3.216% due 05/25/2047 •		281	269
3.293% due 12/25/2046 •		67	67
3.446% due 02/25/2046 •		98	101
3.646% due 11/25/2042 •		12	12
3.878% due 08/25/2035 ~		26	25
3.988% due 12/25/2035 ~		92	90
Wells Fargo Mortgage-Backed Securities Trust 4.922% due 09/25/2034 ~		20	21
Total Non-Agency Mortgage-Backed Securities (Cost $68,694)			69,288

ASSET-BACKED SECURITIES 6.9%

ACE Securities Corp. Home Equity Loan Trust 2.218% due 03/25/2037 •		444	265
Adagio CLO Ltd. 0.660% due 10/15/2029 •	EUR	500	545
Argent Mortgage Loan Trust 2.498% due 05/25/2035 •		$746	719
Argent Securities Trust 2.178% due 05/25/2036 •		132	50
Atrium Corp. 3.108% due 04/22/2027 •		2,000	1,997
Babson Euro CLO BV 0.447% due 10/25/2029 •	EUR	600	654
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$178	179
Benefit Street Partners CLO Ltd. 3.080% due 07/18/2027 •		1,100	1,100
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,660	1,809
3.382% due 10/03/2029 •		$1,120	1,119
Brookside Mill CLO Ltd. 3.123% due 01/17/2028 •		2,130	2,121
Carlyle Global Market Strategies Euro CLO DAC 0.730% due 09/21/2029 •	EUR	300	327
Catamaran CLO Ltd. 3.106% due 01/27/2028 •		$4,450	4,436
CIFC Funding Ltd. 3.083% due 04/15/2027 •		4,508	4,500
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •		519	526
Citigroup Mortgage Loan Trust 2.098% due 01/25/2037 •		117	88
Citigroup Mortgage Loan Trust, Inc. 2.268% due 06/25/2037 •		4,706	4,711
College Loan Corp. Trust 2.526% due 01/25/2024 •		800	782
CoreVest American Finance Trust 2.968% due 10/15/2049		559	562
Countrywide Asset-Backed Certificates
2.208% due 11/25/2037 •		4,789	4,624
2.268% due 03/25/2037 •		1,260	1,205
3.811% due 04/25/2036 ~		2	2
Countrywide Asset-Backed Certificates Trust 2.758% due 08/25/2047 •		249	247
Credit-Based Asset Servicing & Securitization LLC
2.238% due 07/25/2037 •		972	659
3.068% due 05/25/2035 •		386	391
Credit-Based Asset Servicing & Securitization Trust 2.078% due 11/25/2036 •		66	41
CVP Cascade CLO Ltd. 3.472% due 01/16/2026 •		361	361
First Franklin Mortgage Loan Trust 2.488% due 11/25/2036 •		2,400	2,185
Flagship Ltd. 3.398% due 01/20/2026 •		497	497
Fremont Home Loan Trust 2.153% due 10/25/2036 •		997	940
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		410	328
GSAMP Trust
2.088% due 12/25/2036 •		81	47
2.753% due 09/25/2035 ^•		79	79
2.993% due 03/25/2035 ^•		60	54
Halcyon Loan Advisors Funding Ltd. 3.198% due 04/20/2027 •		1,500	1,501
Home Equity Asset Trust
2.468% due 02/25/2036 •		2,200	2,163
2.813% due 07/25/2034 •		229	229

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

HSI Asset Securitization Corp. Trust 2.068% due 10/25/2036 •		6	3
IndyMac Mortgage Loan Trust 2.088% due 07/25/2036 •		674	304
Jamestown CLO Ltd.
2.993% due 07/15/2026 •		1,512	1,509
3.523% due 01/17/2027 •		4,246	4,261
JPMorgan Mortgage Acquisition Trust 2.228% due 10/25/2036 •		94	93
Jubilee CLO BV
0.367% due 12/15/2029 •	EUR	2,400	2,615
0.482% due 07/12/2028 •		1,100	1,199
KVK CLO Ltd. 3.697% due 01/14/2028		$610	608
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		663	678
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		1,251	932
Lehman XS Trust
2.178% due 05/25/2036 •		1,324	1,367
4.988% due 06/25/2036 þ		747	779
LoanCore Issuer Ltd. 3.158% due 05/15/2036 •		2,700	2,704
Long Beach Mortgage Loan Trust 2.138% due 08/25/2036 •		1,231	685
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	800	873
Marathon CLO Ltd. 3.022% due 11/21/2027 •		$1,530	1,524
Marlette Funding Trust 2.690% due 09/17/2029		711	714
MASTR Asset-Backed Securities Trust 2.518% due 10/25/2035 ^•		72	69
Merrill Lynch Mortgage Investors Trust
2.098% due 09/25/2037 •		23	13
2.138% due 02/25/2037 •		299	128
Morgan Stanley IXIS Real Estate Capital Trust 2.068% due 11/25/2036 •		10	5
New Century Home Equity Loan Trust 2.783% due 02/25/2035 •		126	125
NovaStar Mortgage Funding Trust 2.723% due 01/25/2036 •		2,025	2,025
OCP CLO Ltd.
3.087% due 10/26/2027 •		1,850	1,847
3.103% due 07/15/2027 •		2,000	1,998
3.153% due 04/17/2027 •		1,284	1,285
OHA Credit Partners Ltd. 3.288% due 10/20/2025		1,507	1,508
Park Place Securities, Inc. 2.488% due 09/25/2035 •		2,636	2,654
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.508% due 09/25/2035 •		775	775
3.068% due 10/25/2034 •		3,850	3,919
RAAC Trust 2.358% due 08/25/2036 •		490	496
Renaissance Home Equity Loan Trust 2.778% due 12/25/2032 •		62	62
Residential Asset Securities Corp. Trust 2.248% due 06/25/2036 •		4,807	4,698
Saxon Asset Securities Trust 2.328% due 09/25/2047 •		897	876
Securitized Asset-Backed Receivables LLC Trust
2.168% due 07/25/2036 •		236	131
2.178% due 07/25/2036 •		3,350	1,783
2.550% due 12/25/2036 ^		298	98
SLM Private Education Loan Trust
1.850% due 06/17/2030		40	40
4.278% due 06/16/2042 •		989	998
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	885	967
0.000% due 06/17/2024 •		245	267
2.826% due 10/25/2064 •		$3,000	2,964
3.776% due 04/25/2023 •		2,522	2,539
SoFi Professional Loan Program LLC 2.050% due 01/25/2041		1,213	1,212
Soundview Home Loan Trust
2.078% due 11/25/2036 •		46	19
2.198% due 07/25/2037 •		1,175	1,086
2.218% due 06/25/2037 •		2,011	1,603
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		4,619	4,672
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		384	385
Structured Asset Securities Corp. Mortgage Loan Trust 3.600% due 04/25/2035 •		199	197

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

THL Credit Wind River CLO Ltd.
3.173% due 10/15/2027 •		400	400
3.183% due 01/15/2026 •		1,900	1,901
Tralee CLO Ltd. 3.308% due 10/20/2027 •		2,600	2,601
Venture CLO Ltd.
3.123% due 04/15/2027 •		5,532	5,526
3.183% due 07/15/2027 •		2,200	2,202
Voya CLO Ltd. 2.996% due 07/25/2026 •		2,510	2,508
Z Capital Credit Partners CLO Ltd. 3.272% due 07/16/2027 •		3,610	3,603
Total Asset-Backed Securities (Cost $121,308)			123,076

SOVEREIGN ISSUES 9.5%

Argentina Government International Bond
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	300	4
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		16,489	122
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		200	2
79.499% (ARLLMONP) due 06/21/2020 ~(a)		105,646	797
Australia Government International Bond
1.250% due 02/21/2022	AUD	6,934	4,866
3.000% due 09/20/2025		11,085	8,981
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	960	1,065
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (c)	BRL	6,240	1,483
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	5,864	5,723
France Government International Bond
2.100% due 07/25/2023 (d)(h)	EUR	17,123	21,121
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,192,783	11,506
0.100% due 03/10/2029 (d)		1,228,607	11,851
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,894
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	6,919	4,828
3.000% due 09/20/2030		15,374	12,487
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,300	1,780
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,118
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,402
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	10,841	16,359
0.125% due 08/10/2028 (d)		11,062	17,958
1.250% due 11/22/2027 (d)		23,436	40,341
Total Sovereign Issues (Cost $176,504)			169,688

SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC 2.676% (US0003M + 0.400%) due 10/25/2019 ~		$11,400	11,403

REPURCHASE AGREEMENTS (g) 0.0%			570
ARGENTINA TREASURY BILLS 0.0%
41.263% due 02/26/2020 - 05/13/2020 (b)(c)	ARS	8,990	90
Total Short-Term Instruments (Cost $12,144)			12,063
Total Investments in Securities (Cost $2,622,573)			2,672,898
		SHARES
INVESTMENTS IN AFFILIATES 1.5%

SHORT-TERM INSTRUMENTS 1.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%

PIMCO Short-Term Floating NAV Portfolio III		2,698,371	26,695

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $26,693)	26,695
Total Investments in Affiliates (Cost $26,693)	26,695
Total Investments 150.5% (Cost $2,649,266)	$2,699,593
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $(5,777))	(463)
Other Assets and Liabilities, net (50.5)%	(904,785)
Net Assets 100.0%	$1,794,345

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$570	U.S. Treasury Notes 2.250% due 03/31/2021	$(584)	$570	$570
Total Repurchase Agreements						$(584)	$570	$570

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.220%	09/04/2019	10/16/2019		$(2,772)	$(2,777)
BPG	2.170	08/27/2019	11/27/2019		(1,721)	(1,725)
	2.200	08/14/2019	11/18/2019		(430,883)	(432,147)
	2.270	08/19/2019	10/21/2019		(114,555)	(114,866)
BPS	(0.460)	08/23/2019	10/08/2019	EUR	(32,843)	(36,381)
TDM	2.250	09/09/2019	10/09/2019		$(9,770)	(9,783)
Total Sale-Buyback Transactions						$(597,679)

(h)	Securities with an aggregate market value of $593,782 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(686,617) at a weighted average interest rate of 2.520%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1,418) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	$126.750	11/22/2019	31	$31	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	127.500	11/22/2019	103	103	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	128.250	11/22/2019	136	136	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	128.750	11/22/2019	240	240	2	1
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	132.000	11/22/2019	76	76	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	1,043	1,043	9	1
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	117.000	11/22/2019	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	117.500	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	118.000	11/22/2019	3	3	0	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	119.000	11/22/2019	179	179	2	0
Total Purchased Options					$16	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November 2019 Futures	$130.000	10/25/2019	148	$148	$(118)	$(125)
Put - CBOT U.S. Treasury 10-Year Note November 2019 Futures	130.000	10/25/2019	148	148	(134)	(79)
Total Written Options					$(252)	$(204)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	1,805	$10	$(1)	$0	$0
Call Options Strike @ EUR 172.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	4	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	661	7	(1)	0	0
Euro-BTP Italy Government Bond December Futures	12/2019	733	90,032	(81)	64	0
Euro-Bund 10-Year Bond December Futures	12/2019	649	123,261	(1,218)	28	(78)
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	569	6	0	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	300	3	0	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	248	95	10	0	(5)
U.S. Treasury 2-Year Note December Futures	12/2019	56	12,068	11	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2019	1,084	141,259	(1,408)	0	(85)
				$(2,688)	$92	$(170)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	85	$(6,637)	$(24)	$7	$0
Australia Government 10-Year Bond December Futures	12/2019	46	(4,575)	(28)	26	(2)
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	35	(74)	(21)	3	(1)
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	96	(86)	(2)	6	0
Call Options Strike @ EUR 176.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	72	(38)	117	3	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	124	(15)	71	3	0
Euro-Bobl December Futures	12/2019	24	(3,548)	26	0	(3)
Euro-BTP Italy Government Bond December Futures	12/2019	4	(636)	(2)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2019	8	(1,897)	51	16	0
Euro-OAT France Government 10-Year Bond December Futures	12/2019	615	(114,162)	1,603	87	(13)
Euro-Schatz December Futures	12/2019	3,710	(454,231)	1,197	0	(141)
Japan Government 10-Year Bond December Futures	12/2019	17	(24,373)	7	33	0
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	427	(16)	24	7	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	248	(14)	10	3	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	35	(26)	25	1	(1)
Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	96	(164)	31	4	(5)
Put Options Strike @ EUR 176.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	72	(175)	(38)	3	(5)
U.S. Treasury 5-Year Note December Futures	12/2019	799	(95,200)	230	38	0
U.S. Treasury 30-Year Bond December Futures	12/2019	513	(83,266)	1,023	16	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	69	(13,242)	466	0	(4)
United Kingdom Long Gilt December Futures	12/2019	360	(59,420)	(260)	0	(173)
				$4,506	$256	$(349)
Total Futures Contracts				$1,818	$348	$(519)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.158%	EUR	720	$12	$(4)	$8	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.454		300	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.393		$400	(11)	14	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.986		800	(45)	46	1	0	0
							$(43)	$56	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
								Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$7,392	$(412)	$(170)	$(582)	$0	$(11)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	31,878	(2,320)	22	(2,298)	0	(73)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024	1,100	(74)	(2)	(76)	1	0
					$(2,806)	$(150)	$(2,956)	$1	$(84)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,800	$17	$(925)	$(908)	$22	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,600	4	(355)	(351)	5	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		3,877	20	(918)	(898)	12	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,250	3	(299)	(296)	4	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(1,327)	(1,291)	0	(25)
Pay(8)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		$14,900	0	277	277	0	(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		540	(28)	0	(28)	0	0
Receive(8)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		12,800	(20)	(214)	(234)	1	0
Receive(8)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		57,120	1,190	(2,639)	(1,449)	3	0
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		8,500	96	(464)	(368)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,200	(62)	18	(44)	1	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	07/18/2028		500	6	(55)	(49)	0	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		5,900	68	(667)	(599)	0	0
Receive(8)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		90,000	211	(645)	(434)	6	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		186	9	(54)	(45)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		310	37	(95)	(58)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		1,900	51	(528)	(477)	0	(3)
Receive(8)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		6,600	(27)	(822)	(849)	0	(9)
Receive(8)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(1)	(6)	(7)	0	0
Receive(8)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	3	2	0	0
Receive(8)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		700	(4)	(2)	(6)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		1,100	8	16	24	0	(1)
Receive(8)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		3,200	(9)	(403)	(412)	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(113)	(120)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		118,480	(2)	(34)	(36)	2	0
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	90	0	6	6	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		4,980	0	378	378	4	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		2,020	0	15	15	14	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,240	4	390	394	6	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		930	0	301	301	10	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		1,600	5	517	522	17	0
Pay	CPTFEMU	1.387	Maturity	08/15/2049		990	0	29	29	11	0
Receive	CPURNSA	1.425	Maturity	08/06/2020		$6,300	0	(2)	(2)	0	(2)
Receive	CPURNSA	2.027	Maturity	11/23/2020		10,200	0	(38)	(38)	0	(6)
Receive	CPURNSA	2.021	Maturity	11/25/2020		9,700	0	(35)	(35)	0	(6)
Receive	CPURNSA	1.875	Maturity	03/14/2021		7,700	0	(27)	(27)	0	(9)
Receive	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	(119)	125	0	(3)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Receive	CPURNSA	1.445	Maturity	09/09/2021		10,900	0	10	10	0	(9)
Receive	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	(96)	71	0	(5)
Receive	CPURNSA	1.580	Maturity	09/20/2021		12,500	0	(27)	(27)	0	(11)
Receive	CPURNSA	1.592	Maturity	09/20/2021		9,700	(2)	(21)	(23)	0	(8)
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	(51)	(51)	0	(3)
Receive	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	(715)	(3,411)	0	(28)
Receive	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	(554)	(554)	0	(26)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	(469)	(471)	0	(18)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	(108)	(108)	0	(5)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	(178)	(178)	0	(16)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	262	260	9	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	760	760	47	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	139	139	17	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	562	562	58	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	950	0	(2)	(2)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		430	0	(4)	(4)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,900	0	(62)	(62)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		7,600	(3)	(119)	(122)	0	(4)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		450	4	91	95	2	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	10,900	0	18	18	11	0
Pay	UKRPI	3.400	Maturity	06/15/2030		4,400	156	(222)	(66)	12	0
Pay	UKRPI	3.325	Maturity	08/15/2030		18,600	132	(908)	(776)	35	0
Pay	UKRPI	3.470	Maturity	09/15/2032		16,010	0	(425)	(425)	57	0
Pay	UKRPI	3.500	Maturity	09/15/2033		770	1	(16)	(15)	3	0
Pay	UKRPI	3.579	Maturity	10/15/2033		1,390	0	15	15	7	0
Pay	UKRPI	3.572	Maturity	05/15/2034		880	0	(13)	(13)	4	0
Receive	UKRPI	3.597	Maturity	09/15/2034		12,260	8	(6)	2	0	(63)
Pay	UKRPI	3.358	Maturity	04/15/2035		2,690	(60)	20	(40)	17	0
Pay	UKRPI	3.590	Maturity	06/15/2039		820	0	37	37	6	0
Pay	UKRPI	3.600	Maturity	06/15/2039		6,440	(2)	323	321	45	0
							$(451)	$(10,595)	$(11,046)	$455	$(269)
Total Swap Agreements							$(3,300)	$(10,689)	$(13,989)	$456	$(353)

(j)	Securities with an aggregate market value of $13,541 and cash of $6,545 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	Future styled option.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$116,413	GBP	94,478	$0	$(248)
	10/2019		17,178	NZD	27,279	0	(97)
	10/2019		4,699	ZAR	66,456	0	(315)
	11/2019	GBP	94,478		$116,570	249	0
	11/2019	NZD	27,279		17,191	97	0
BPS	10/2019	EUR	5,217		5,741	55	0
	10/2019	MXN	18,762		957	7	0
	10/2019	PEN	5,663		1,682	2	0
	10/2019		$2,981	EUR	2,695	0	(43)
	12/2019	SGD	1,224		$887	1	0
	12/2019		$8,901	IDR	128,321,435	62	0
CBK	10/2019	EUR	2,543		$2,792	21	0
	10/2019	GBP	80,551		98,322	13	(733)
	10/2019	NZD	27,279		17,313	231	0
	10/2019		$17,044	EUR	15,465	0	(188)
	10/2019		18,479	GBP	14,987	0	(52)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

	10/2019		1,691	PEN	5,663	0	(11)
	10/2019		1,126	RUB	71,880	0	(19)
	11/2019	COP	317,165		$94	3	0
	12/2019	PEN	5,663		1,686	11	0
GLM	10/2019	EUR	5,285		5,778	18	0
	10/2019	MXN	15,394		792	13	0
	12/2019		$155	MYR	650	0	0
HUS	10/2019	AUD	20,921		$14,127	6	0
	10/2019	CAD	8,345		6,276	0	(23)
	10/2019	GBP	1,663		2,030	0	(14)
	10/2019		$6,296	CAD	8,345	3	0
	11/2019	CAD	8,345		$6,299	0	(3)
	11/2019	TWD	163,693		5,229	0	(64)
	12/2019	KRW	10,700,977		8,852	0	(91)
JPM	10/2019	BRL	34,650		8,370	30	0
	10/2019	GBP	13,252		16,323	29	0
	10/2019	MXN	21,293		1,085	7	0
	10/2019		$8,373	BRL	34,650	0	(33)
	10/2019		15,132	EUR	13,860	0	(26)
	11/2019	EUR	13,860		$15,169	25	0
	11/2019	TWD	52,595		1,676	0	(25)
	11/2019		$8,353	BRL	34,650	0	(33)
	01/2020	BRL	6,240		$1,622	128	0
MYI	10/2019	GBP	13,999		$17,207	0	(5)
	10/2019		$14,163	AUD	20,921	0	(43)
	11/2019	AUD	20,921		$14,180	43	0
	11/2019		$17,229	GBP	13,999	7	0
	11/2019		8,112	RUB	534,467	84	0
	12/2019	SGD	4,993		$3,599	0	(17)
SCX	10/2019	EUR	18,975		21,058	376	0
	11/2019	TWD	65,626		2,097	0	(25)
UAG	10/2019	JPY	2,604,200		24,684	599	0
	10/2019		$24,157	JPY	2,604,200	0	(72)
	11/2019	JPY	1,589,700		$14,804	69	0
Total Forward Foreign Currency Contracts						$2,189	$(2,180)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-32 5-Year Index	Buy	1.200%	10/16/2019	42,100	$4	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	227,690	$323	$324
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	159,760	227	228
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	75,450	107	107
							$657	$659

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	$67.500	11/06/2019	20,800	$1	$0
Total Purchased Options					$662	$660

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	2,200	$(3)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	6,000	(8)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	2,100	(3)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	1,400	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	1,400	(2)	(2)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	2,300	(3)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	2,900	(1)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	2,900	(4)	(4)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	3,000	(4)	(1)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	6,000	(8)	(1)
					$(37)	$(12)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,000	$(286)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	4,300	(55)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	(391)	(10)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	33,100	(374)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,800	(273)	(2)
						$(1,649)	$(12)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	47,990	$(332)	$(384)
BRC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	1,300	(36)	(24)
DUB	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	3,900	(89)	(72)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	100	(3)	(2)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.250	12/13/2019	6,300	(157)	(293)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	49,590	(344)	(397)
							$(961)	$(1,172)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	120,100	$(93)	$(77)
Total Written Options						$(2,740)	$(1,273)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.923%	$2,150	$20	$(27)	$0	$(7)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	650	6	(8)	0	(2)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	6,750	59	(82)	0	(23)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	2,450	22	(31)	0	(9)
							$107	$(148)	$0	$(41)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(5)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2020	0.442%	$9,700	$26	$3	$29	$0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)
								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$4,300	$(224)	$279	$55	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,400	(73)	91	18	0
						$(297)	$370	$73	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020		$1,500	$0	$20	$20	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	14,310	0	(9)	0	(9)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,080	0	94	94	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		13,800	0	(10)	0	(10)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,950	0	102	102	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		27,210	0	(14)	0	(14)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		16,700	0	(8)	0	(8)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,170	1	(8)	0	(7)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,730	0	187	187	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,500	0	105	105	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,390	0	76	76	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		8,850	0	(6)	0	(6)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,890	0	60	60	0
								$1	$589	$644	$(54)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.410% (Federal Funds Rate plus a specified spread)	Maturity	10/22/2019	$80,000	$0	$(238)	$0	$(238)
Total Swap Agreements								$(163)	$576	$746	$(333)

(l)	Securities with an aggregate market value of $1,825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	YOY options may have a series of expirations.

(3)	The underlying instrument has a forward starting effective date.

(4)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(9)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$77	$0	$77
Corporate Bonds & Notes
Banking & Finance	0	83,800	0	83,800
Industrials	0	43,253	0	43,253
Utilities	0	31,436	0	31,436
Municipal Bonds & Notes
West Virginia	0	637	0	637
U.S. Government Agencies	0	395,217	0	395,217
U.S. Treasury Obligations	0	1,744,363	0	1,744,363
Non-Agency Mortgage-Backed Securities	0	69,288	0	69,288
Asset-Backed Securities	0	123,076	0	123,076
Sovereign Issues	0	169,688	0	169,688
Short-Term Instruments
Certificates of Deposit	0	11,403	0	11,403
Repurchase Agreements	0	570	0	570
Argentina Treasury Bills	0	90	0	90
	$0	$2,672,898	$0	$2,672,898
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,695	$0	$0	$26,695
Total Investments	$26,695	$2,672,898	$0	$2,699,593
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$348	$458	$0	$806
Over the counter	0	3,595	0	3,595
	$348	$4,053	$0	$4,401
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(519)	(557)	0	(1,076)
Over the counter	0	(3,786)	0	(3,786)
	$(519)	$(4,343)	$0	$(4,862)
Total Financial Derivative Instruments	$(171)	$(290)	$0	$(461)
Totals	$26,524	$2,672,608	$0	$2,699,132

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
American Honda Finance Corp. 2.950% (LIBOR03M + 0.850%) due 03/29/2021 «~	$700	$699
Toyota Motor Credit Corp.
2.680% (LIBOR03M + 0.580%) due 11/08/2019 «~	2,000	1,999
3.160% (LIBOR03M + 0.830%) due 03/29/2021 «~	1,900	1,900
Total Loan Participations and Assignments (Cost $4,598)		4,598
CORPORATE BONDS & NOTES 62.8%
BANKING & FINANCE 32.1%
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	400	400
AerCap Ireland Capital DAC
4.450% due 12/16/2021	600	624
4.625% due 10/30/2020	400	410
AIA Group Ltd. 2.676% (US0003M + 0.520%) due 09/20/2021 ~	800	800
Air Lease Corp.
2.250% due 01/15/2023	400	397
2.750% due 01/15/2023	700	708
3.500% due 01/15/2022	400	410
4.750% due 03/01/2020	200	202
Aircastle Ltd.
5.125% due 03/15/2021	1,200	1,244
7.625% due 04/15/2020	500	514
Allstate Corp. 2.734% (US0003M + 0.630%) due 03/29/2023 ~	300	301
Ally Financial, Inc.
4.125% due 03/30/2020	800	807
4.125% due 02/13/2022	500	513
American Tower Corp.
2.800% due 06/01/2020	900	904
3.375% due 05/15/2024	400	416
Aozora Bank Ltd. 2.750% due 03/09/2020	1,200	1,200
Assurant, Inc. 3.363% (US0003M + 1.250%) due 03/26/2021 ~	233	233
Athene Global Funding 3.562% (US0003M + 1.230%) due 07/01/2022 ~	3,900	3,947
AvalonBay Communities, Inc. 2.733% (US0003M + 0.430%) due 01/15/2021 ~	300	300
Aviation Capital Group LLC
2.875% due 01/20/2022	800	804
2.936% (US0003M + 0.670%) due 07/30/2021 ~	1,200	1,198
3.082% (US0003M + 0.950%) due 06/01/2021 ~	200	201
6.750% due 04/06/2021	1,000	1,060
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	300	321
Axis Bank Ltd. 3.250% due 05/21/2020	1,600	1,605
Bangkok Bank PCL 4.800% due 10/18/2020	400	410
Bank of America Corp. 3.458% (US0003M + 1.180%) due 10/21/2022 ~	300	304
Barclays Bank PLC 2.801% (US0003M + 0.460%) due 01/11/2021 ~	1,000	998
Barclays PLC
3.548% (US0003M + 1.380%) due 05/16/2024 ~	300	299
3.588% (US0003M + 1.430%) due 02/15/2023 ~	200	200
3.963% (US0003M + 1.625%) due 01/10/2023 ~	1,730	1,738
4.291% (US0003M + 2.110%) due 08/10/2021 ~	800	816
BOC Aviation Ltd.
2.375% due 09/15/2021	700	695
2.750% due 09/18/2022	900	900
3.000% due 03/30/2020	200	200
3.316% (US0003M + 1.050%) due 05/02/2021 ~	2,700	2,711
Brixmor Operating Partnership LP 3.303% (US0003M + 1.050%) due 02/01/2022 ~	600	599
Cantor Fitzgerald LP 7.875% due 10/15/2019	700	701

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Citibank N.A. 2.736% (US0003M + 0.600%) due 05/20/2022 ~	2,600	2,605
Citigroup, Inc.
3.161% (US0003M + 1.023%) due 06/01/2024 ~	200	202
3.233% (US0003M + 0.950%) due 07/24/2023 ~	500	502
Cooperatieve Rabobank UA 2.818% (US0003M + 0.480%) due 01/10/2023 ~	500	498
Credit Suisse Group Funding Guernsey Ltd. 4.590% (US0003M + 2.290%) due 04/16/2021 ~	2,000	2,054
Danske Bank A/S
2.750% due 09/17/2020	500	502
3.001% due 09/20/2022 •	900	904
3.192% (US0003M + 1.060%) due 09/12/2023 ~	400	392
DBS Group Holdings Ltd. 2.896% (US0003M + 0.620%) due 07/25/2022 ~	700	703
Discover Bank 8.700% due 11/18/2019	300	302
Eksportfinans ASA 2.981% (US0003M + 0.800%) due 11/10/2020 ~	1,000	1,001
Emirates NBD PJSC 3.806% (US0003M + 1.550%) due 01/26/2020 ~	300	301
First Abu Dhabi Bank PJSC 3.272% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,811
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	1,000	994
2.696% (US0003M + 0.430%) due 11/02/2020 ~	300	298
2.922% (US0003M + 0.790%) due 06/12/2020 ~	1,000	998
3.065% (US0003M + 0.930%) due 09/24/2020 ~	500	500
3.099% (US0003M + 0.810%) due 04/05/2021 ~	400	395
8.125% due 01/15/2020	500	508
General Motors Financial Co., Inc.
2.650% due 04/13/2020	400	401
3.161% (US0003M + 0.850%) due 04/09/2021 ~	1,900	1,899
3.339% (US0003M + 1.100%) due 11/06/2021 ~	500	500
3.414% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,001
3.700% due 11/24/2020	800	811
3.853% (US0003M + 1.550%) due 01/14/2022 ~	1,000	1,008
Goldman Sachs Bank USA 2.575% due 05/24/2021 •	1,000	1,002
Goldman Sachs Group, Inc.
3.036% (US0003M + 0.780%) due 10/31/2022 ~	1,700	1,705
3.328% (US0003M + 1.170%) due 11/15/2021 ~	2,400	2,419
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	500	537
Harley-Davidson Financial Services, Inc.
2.652% (US0003M + 0.500%) due 05/21/2020 ~	300	300
3.078% (US0003M + 0.940%) due 03/02/2021 ~	1,500	1,502
3.550% due 05/21/2021	500	508
HSBC Holdings PLC
2.782% (US0003M + 0.650%) due 09/11/2021 ~	2,500	2,504
3.124% (US0003M + 1.000%) due 05/18/2024 ~	4,400	4,420
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	1,400	1,401
ICICI Bank Ltd.
3.125% due 08/12/2020	300	301
5.750% due 11/16/2020	450	465
ING Groep NV
3.085% (US0003M + 1.000%) due 10/02/2023 ~	400	402
3.254% (US0003M + 1.150%) due 03/29/2022 ~	600	608
International Lease Finance Corp.
4.625% due 04/15/2021	1,000	1,030
8.250% due 12/15/2020	1,100	1,177
8.625% due 01/15/2022	900	1,022
JPMorgan Chase & Co. 2.755% (US0003M + 0.610%) due 06/18/2022 ~	2,600	2,609
Kasikornbank PCL 3.500% due 10/25/2019	500	500
KEB Hana Bank 2.799% (US0003M + 0.700%) due 10/02/2022 ~(a)	800	802
Lloyds Bank PLC 2.699% (US0003M + 0.490%) due 05/07/2021 ~	1,000	1,000
Lloyds Banking Group PLC
2.858% due 03/17/2023 •	2,700	2,710
2.907% due 11/07/2023 •	500	501
2.959% (US0003M + 0.800%) due 06/21/2021 ~	400	401
Macquarie Group Ltd. 3.450% (US0003M + 1.350%) due 03/27/2024 ~	1,200	1,214
Marsh & McLennan Cos., Inc. 3.285% (US0003M + 1.200%) due 12/29/2021 ~	500	501
Mitsubishi UFJ Financial Group, Inc.
3.066% (US0003M + 0.790%) due 07/25/2022 ~	3,250	3,264
3.070% (US0003M + 0.920%) due 02/22/2022 ~	500	504
3.187% (US0003M + 1.060%) due 09/13/2021 ~	2,075	2,098
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	500	498
2.500% due 03/09/2020	1,000	1,003

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.406% due 02/28/2022	400	408
Mizuho Financial Group, Inc.
2.977% (US0003M + 0.850%) due 09/13/2023 ~	800	802
3.018% (US0003M + 0.880%) due 09/11/2022 ~	1,750	1,760
3.084% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,007
3.162% (US0003M + 0.840%) due 07/16/2023 ~	1,700	1,703
Morgan Stanley
2.731% (US0003M + 0.550%) due 02/10/2021 ~	600	601
3.208% (US0003M + 0.930%) due 07/22/2022 ~	900	907
3.458% (US0003M + 1.180%) due 01/20/2022 ~	3,000	3,030
Nationwide Building Society 3.622% due 04/26/2023 •	500	510
NatWest Markets PLC 3.504% (US0003M + 1.400%) due 09/29/2022 ~	1,300	1,310
Navient Corp.
6.625% due 07/26/2021	300	316
8.000% due 03/25/2020	800	818
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	500	500
2.494% (US0003M + 0.390%) due 09/28/2020 ~	1,293	1,293
2.639% (US0003M + 0.520%) due 03/15/2021 ~	1,000	1,000
2.693% (US0003M + 0.390%) due 07/13/2020 ~	900	900
2.789% (US0003M + 0.630%) due 09/21/2021 ~	400	400
2.794% due 09/28/2022 •	1,100	1,099
2.953% (US0003M + 0.650%) due 07/13/2022 ~	500	499
3.193% (US0003M + 0.890%) due 01/13/2022 ~	1,800	1,809
Nomura Holdings, Inc. 6.700% due 03/04/2020	400	408
Nordea Bank Abp 3.064% (US0003M + 0.940%) due 08/30/2023 ~	1,000	994
OMX Timber Finance Investments LLC 5.420% due 01/29/2020	1,010	1,012
ORIX Corp. 2.650% due 04/13/2021	3,600	3,615
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	200	202
5.250% due 08/15/2022	600	634
Piper Jaffray Cos.
4.740% due 10/15/2021 «(a)(d)	200	201
5.200% due 10/15/2023 «(a)(d)	700	703
Qatari Diar Finance Co. 5.000% due 07/21/2020	1,300	1,327
QNB Finance Ltd.
3.266% (US0003M + 1.000%) due 05/02/2022 ~	1,700	1,706
3.474% (US0003M + 1.350%) due 05/31/2021 ~	1,500	1,521
3.559% (US0003M + 1.350%) due 02/07/2020 ~	1,500	1,507
3.631% (US0003M + 1.450%) due 08/11/2021 ~	600	602
3.870% (US0003M + 1.570%) due 07/18/2021 ~	400	405
Royal Bank of Scotland Group PLC 3.628% (US0003M + 1.470%) due 05/15/2023 ~	3,900	3,905
Santander Holdings USA, Inc. 4.450% due 12/03/2021	400	418
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,350	1,356
3.373% due 01/05/2024 •	500	508
Santander UK PLC 2.758% (US0003M + 0.620%) due 06/01/2021 ~	2,500	2,503
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,022
SL Green Operating Partnership LP 3.148% (US0003M + 0.980%) due 08/16/2021 ~	500	500
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	500	500
3.000% due 07/15/2022	2,000	2,022
3.550% due 04/15/2024	500	520
Springleaf Finance Corp. 7.750% due 10/01/2021	300	327
Standard Chartered PLC 3.334% (US0003M + 1.200%) due 09/10/2022 ~	2,800	2,816
Starwood Property Trust, Inc. 3.625% due 02/01/2021	300	302
State Bank of India
3.128% (US0003M + 0.850%) due 01/20/2020 ~	300	300
3.253% (US0003M + 0.950%) due 04/06/2020 ~	1,400	1,402
Sumitomo Mitsui Financial Group, Inc. 3.120% (US0003M + 0.780%) due 07/12/2022 ~	500	502
Swedbank AB 2.819% (US0003M + 0.700%) due 03/14/2022 ~	600	599
Synchrony Bank 2.729% (US0003M + 0.625%) due 03/30/2020 ~	400	400
Synchrony Financial 3.517% (US0003M + 1.230%) due 02/03/2020 ~	520	521
UBS Group Funding Switzerland AG 4.083% due 04/14/2021 •	1,550	1,583

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Wells Fargo Bank N.A. 2.752% (US0003M + 0.620%) due 05/27/2022 ~(f)	4,500	4,512
		152,115
INDUSTRIALS 23.7%
Allergan Funding SCS 3.000% due 03/12/2020	2,600	2,608
Altria Group, Inc. 3.490% due 02/14/2022	800	821
Andeavor Logistics LP 5.500% due 10/15/2019	1,500	1,502
Arrow Electronics, Inc. 3.500% due 04/01/2022	600	613
AutoNation, Inc. 5.500% due 02/01/2020	500	505
BAT Capital Corp.
2.765% due 08/14/2020 •	1,100	1,102
3.038% (US0003M + 0.880%) due 08/15/2022 ~	2,900	2,918
BAT International Finance PLC 2.750% due 06/15/2020	500	502
Bayer U.S. Finance LLC
2.375% due 10/08/2019	1,000	1,000
2.736% (US0003M + 0.630%) due 06/25/2021 ~	600	599
3.129% (US0003M + 1.010%) due 12/15/2023 ~	1,200	1,202
Becton Dickinson and Co. 2.675% due 12/15/2019	107	107
BMW Finance NV 2.965% (US0003M + 0.790%) due 08/12/2022 ~	2,200	2,209
BMW U.S. Capital LLC 2.676% (US0003M + 0.500%) due 08/13/2021 ~	1,200	1,203
Broadcom Corp.
2.375% due 01/15/2020 (f)	5,700	5,700
3.000% due 01/15/2022	1,000	1,010
Campbell Soup Co. 2.749% (US0003M + 0.630%) due 03/15/2021 ~	515	515
Cardinal Health, Inc. 2.889% (US0003M + 0.770%) due 06/15/2022 ~	700	698
Central Nippon Expressway Co. Ltd.
2.381% due 09/17/2020	800	801
2.826% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,002
2.827% (US0003M + 0.540%) due 08/04/2020 ~	1,000	1,002
2.948% due 03/03/2022 •	2,500	2,516
3.138% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
Centrica PLC 3.106% due 09/25/2020 •	400	401
Charter Communications Operating LLC
3.579% due 07/23/2020	2,000	2,018
3.903% (US0003M + 1.650%) due 02/01/2024 ~	3,400	3,487
Cigna Corp.
2.789% (US0003M + 0.650%) due 09/17/2021 ~	1,300	1,300
3.193% (US0003M + 0.890%) due 07/15/2023 ~	1,000	1,003
Cigna Holding Co. 5.125% due 06/15/2020	500	511
Conagra Brands, Inc.
2.811% (US0003M + 0.500%) due 10/09/2020 ~	1,200	1,200
3.028% (US0003M + 0.750%) due 10/22/2020 ~	200	200
Constellation Brands, Inc. 2.858% (US0003M + 0.700%) due 11/15/2021 ~	800	800
Continental Airlines Pass-Through Trust 5.500% due 04/29/2022	122	124
CVS Health Corp. 2.822% (US0003M + 0.720%) due 03/09/2021 ~	1,000	1,005
DAE Funding LLC 4.000% due 08/01/2020	300	303
Daimler Finance North America LLC
2.611% (US0003M + 0.430%) due 02/12/2021 ~	1,500	1,498
2.957% (US0003M + 0.670%) due 11/05/2021 ~	600	602
3.030% (US0003M + 0.880%) due 02/22/2022 ~	1,000	1,005
3.058% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,011
3.350% due 05/04/2021	1,200	1,220
Dell International LLC 4.420% due 06/15/2021	800	825
Delta Air Lines, Inc. 2.875% due 03/13/2020	1,255	1,258
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~	800	804
DXC Technology Co. 3.082% (US0003M + 0.950%) due 03/01/2021 ~	308	308
EMC Corp. 2.650% due 06/01/2020	700	700
Enbridge, Inc. 2.738% (US0003M + 0.400%) due 01/10/2020 ~	1,700	1,700
Energy Transfer Operating LP 7.500% due 10/15/2020	200	210

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

EQT Corp.
2.500% due 10/01/2020	400	399
2.869% (US0003M + 0.770%) due 10/01/2020 ~	2,000	1,996
Equifax, Inc. 3.028% (US0003M + 0.870%) due 08/15/2021 ~	950	950
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,003
General Electric Co.
2.100% due 12/11/2019	1,000	999
4.375% due 09/16/2020	1,000	1,017
General Mills, Inc. 6.610% due 10/15/2022	500	522
General Motors Co. 3.009% (US0003M + 0.800%) due 08/07/2020 ~	400	401
Grupo Bimbo S.A.B. de C.V. 4.875% due 06/30/2020	1,500	1,529
Hewlett Packard Enterprise Co. 3.009% (US0003M + 0.720%) due 10/05/2021 ~	1,000	1,000
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	900	907
Hyundai Capital America
2.945% due 09/18/2020 •	600	601
2.952% (US0003M + 0.820%) due 03/12/2021 ~	1,788	1,791
3.145% (US0003M + 1.000%) due 09/18/2020 ~	400	401
3.243% due 07/08/2021 •	400	401
Imperial Brands Finance PLC
2.950% due 07/21/2020	950	954
3.125% due 07/26/2024	1,600	1,605
Incitec Pivot Finance LLC 6.000% due 12/10/2019	1,500	1,510
Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	400	405
Kinder Morgan, Inc. 3.050% due 12/01/2019	850	850
KLA Corp. 3.375% due 11/01/2019	150	150
Kraft Heinz Foods Co. 2.751% (US0003M + 0.570%) due 02/10/2021 ~	1,000	998
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~	1,000	1,000
Las Vegas Sands Corp.
3.200% due 08/08/2024	300	306
3.500% due 08/18/2026	400	407
Marriott International, Inc.
2.738% (US0003M + 0.600%) due 12/01/2020 ~	1,000	1,003
2.752% (US0003M + 0.650%) due 03/08/2021 ~	300	301
Masco Corp. 3.500% due 04/01/2021	200	203
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~	500	500
MGM Resorts International 6.750% due 10/01/2020	400	416
Mylan NV
3.150% due 06/15/2021	1,000	1,013
3.750% due 12/15/2020	800	812
NTT Finance Corp. 2.634% (US0003M + 0.530%) due 06/29/2020 ~	1,400	1,402
NXP BV
3.875% due 09/01/2022	500	517
4.125% due 06/01/2021	400	411
4.625% due 06/15/2022	300	314
Occidental Petroleum Corp. 3.637% (US0003M + 1.450%) due 08/15/2022 ~	3,100	3,121
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	300	306
Penske Truck Leasing Co. LP
3.050% due 01/09/2020	600	601
3.200% due 07/15/2020	200	201
3.650% due 07/29/2021	200	205
Pentair Finance SARL 3.625% due 09/15/2020	800	804
Phillips 66 2.732% (US0003M + 0.600%) due 02/26/2021 ~	600	600
Reckitt Benckiser Treasury Services PLC 2.695% (US0003M + 0.560%) due 06/24/2022 ~	800	797
Reynolds American, Inc.
3.250% due 06/12/2020	500	503
4.000% due 06/12/2022	100	104
Rockies Express Pipeline LLC 5.625% due 04/15/2020	1,600	1,626
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	207
6.250% due 03/15/2022	100	108
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	200	200

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Spirit AeroSystems, Inc. 2.919% (US0003M + 0.800%) due 06/15/2021 ~	300	300
Syngenta Finance NV 3.698% due 04/24/2020	2,100	2,107
Telefonica Emisiones S.A. 5.134% due 04/27/2020	400	406
Tencent Holdings Ltd. 3.251% (US0003M + 0.910%) due 04/11/2024 ~	800	801
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	600	600
Time Warner Cable LLC 5.000% due 02/01/2020	500	504
Tyson Foods, Inc. 2.682% (US0003M + 0.550%) due 06/02/2020 ~	1,100	1,101
VMware, Inc.
2.300% due 08/21/2020	1,200	1,201
2.950% due 08/21/2022	200	203
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	1,000	1,001
2.946% (US0003M + 0.770%) due 11/13/2020 ~	1,000	1,004
2.972% (US0003M + 0.860%) due 09/24/2021 ~	2,000	2,004
3.875% due 11/13/2020	700	711
Vulcan Materials Co. 2.719% (US0003M + 0.600%) due 06/15/2020 ~	1,100	1,101
Wabtec Corp. 3.419% (US0003M + 1.050%) due 09/15/2021 ~	900	900
Woodside Finance Ltd. 4.600% due 05/10/2021	900	925
Woolworths Group Ltd. 4.000% due 09/22/2020	500	507
ZF North America Capital, Inc. 4.000% due 04/29/2020	150	151
Zimmer Biomet Holdings, Inc. 2.914% (US0003M + 0.750%) due 03/19/2021 ~	1,000	1,000
Zoetis, Inc. 2.576% (US0003M + 0.440%) due 08/20/2021 ~	400	399

		111,938

SPECIALTY FINANCE 1.2%
CIMIC Group Ltd.
0.000% due 01/07/2020 (b)(d)	3,000	2,969
0.000% due 02/06/2020 (b)(d)	2,024	1,995
Lloyds Banking Group PLC
3.870% due 09/02/2020 (d)	400	401
3.870% due 09/02/2021 (d)	400	402

		5,767

UTILITIES 5.8%
AT&T, Inc.
3.065% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,103
3.312% (US0003M + 1.180%) due 06/12/2024 ~	3,400	3,465
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	500	500
CLP Power HK Finance Ltd. 4.750% due 03/19/2020	1,000	1,010
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	2,100	2,103
Duke Energy Corp. 2.675% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,306
Exelon Generation Co. LLC
2.950% due 01/15/2020	500	501
4.000% due 10/01/2020	300	304
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	1,100	1,125
Mississippi Power Co. 2.750% (US0003M + 0.650%) due 03/27/2020 ~	600	600
NextEra Energy Capital Holdings, Inc. 2.544% (US0003M + 0.400%) due 08/21/2020 ~	1,500	1,500
Pennsylvania Electric Co. 5.200% due 04/01/2020	300	304
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	1,000	999
Plains All American Pipeline LP 2.600% due 12/15/2019	900	900
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	90	91
Sempra Energy
2.569% (US0003M + 0.450%) due 03/15/2021 ~	1,500	1,496
2.803% (US0003M + 0.500%) due 01/15/2021 ~	250	250
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,599
2.500% due 04/28/2020	700	700
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~	1,405	1,405

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Sprint Corp. 7.250% due 09/15/2021	300	321
Verizon Communications, Inc. 3.258% (US0003M + 1.100%) due 05/15/2025 ~	2,300	2,337
Vodafone Group PLC 3.312% (US0003M + 0.990%) due 01/16/2024 ~	3,000	3,028
WGL Holdings, Inc. 2.682% (US0003M + 0.550%) due 03/12/2020 ~	500	499
		27,446
Total Corporate Bonds & Notes (Cost $295,881)		297,266
MUNICIPAL BONDS & NOTES 0.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010 3.421% due 11/25/2043 •	69	69
CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017 2.862% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,304
UTAH 0.1%
Utah State Board of Regents Revenue Bonds, Series 2011 3.103% (US0003M + 0.850%) due 05/01/2029 ~	502	503
Total Municipal Bonds & Notes (Cost $1,871)		1,876
U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
2.138% due 03/25/2034 •	3	3
2.168% due 08/25/2034 •	1	1
2.205% due 12/25/2036 •	5	4
2.218% due 02/25/2037 •	40	39
2.495% due 05/25/2042 •	3	3
2.698% due 12/25/2037 •	33	34
3.683% due 03/01/2044 - 07/01/2044 •	13	13
4.630% due 10/01/2031 •	1	1
Fannie Mae UMBS
3.000% due 09/01/2049	8,672	8,809
3.500% due 10/01/2047	6,349	6,562
4.000% due 07/01/2048 - 12/01/2048	10,386	10,783
4.000% due 05/01/2049 (f)	15,224	15,794
Fannie Mae UMBS, TBA 4.000% due 11/01/2049	100	104
Freddie Mac
2.306% due 12/25/2036 •	1	1
2.478% due 09/15/2041 •	20	20
2.728% due 02/15/2038 •	28	28
2.800% due 06/03/2024	1,500	1,501
3.492% due 02/25/2045 •	52	52
3.646% due 10/25/2044 •	49	50
3.846% due 07/25/2044 •	18	19
Freddie Mac UMBS 3.500% due 05/01/2049 - 08/01/2049	10,828	11,125
Ginnie Mae
2.779% due 04/20/2062	203	203
2.829% due 10/20/2065 •	434	435
2.929% due 02/20/2062 •	171	171
3.029% due 01/20/2066 •	385	388
3.029% due 05/20/2066	168	169
3.079% due 11/20/2066	562	567
3.229% due 01/20/2066 - 03/20/2066 •	1,214	1,234
4.000% due 02/20/2032 •	3	3
NCUA Guaranteed Notes 2.399% due 12/07/2020 •	45	45
Total U.S. Government Agencies (Cost $57,562)		58,161
U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (f)(h)	6,963	6,896
0.250% due 01/15/2025 (f)	3,141	3,153
0.375% due 07/15/2025 (f)	2,380	2,415
0.625% due 04/15/2023 (f)	506	510
0.625% due 01/15/2026 (f)	1,620	1,663
0.750% due 07/15/2028 (f)	15,689	16,503
Total U.S. Treasury Obligations (Cost $29,984)		31,140
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
AREIT Trust
3.008% due 11/14/2035 •	846	847

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.048% due 09/14/2036 •		1,000	1,003
Atrium Hotel Portfolio Trust 2.978% due 06/15/2035 •		700	701
BAMLL Commercial Mortgage Securities Trust
3.078% due 04/15/2036 •		400	400
3.228% due 03/15/2034 •		400	402
Bancorp Commercial Mortgage Trust
2.928% due 09/15/2035 •		920	921
3.316% due 09/15/2036 •		600	601
Bear Stearns Adjustable Rate Mortgage Trust 4.670% due 01/25/2034 ~		2	2
Bear Stearns ALT-A Trust 4.201% due 09/25/2035 ^~		11	9
Brass No. 8 PLC 0.000% due 11/16/2066 •		400	401
Citigroup Commercial Mortgage Trust 2.878% due 07/15/2032 •		500	501
Citigroup Mortgage Loan Trust 3.228% due 03/25/2082 þ		299	300
Citigroup Mortgage Loan Trust, Inc. 4.680% due 09/25/2035 •		3	3
Civic Mortgage LLC 4.349% due 11/25/2022 þ		381	381
Commercial Mortgage Trust 2.669% due 03/10/2046 •		266	265
Countrywide Home Loan Reperforming REMIC Trust 2.358% due 06/25/2035 •		6	6
Credit Suisse First Boston Mortgage Securities Corp.
3.044% due 03/25/2032 ~		2	2
4.205% due 06/25/2033 ~		5	5
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		485	491
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		199	201
Credit Suisse Mortgage Capital Trust 2.778% due 07/15/2032 •		1,000	999
GPMT Ltd. 2.944% due 11/21/2035 •		295	296
Great Wolf Trust 2.878% due 09/15/2034 •		400	400
GreenPoint Mortgage Funding Trust 2.458% due 06/25/2045 •		17	16
GS Mortgage Securities Corp. Trust 2.728% due 07/15/2032 •		400	399
GS Mortgage Securities Trust 3.648% due 01/10/2047		437	450
GSR Mortgage Loan Trust 4.480% due 09/25/2035 ~		5	5
HarborView Mortgage Loan Trust 2.497% due 05/19/2035 •		21	20
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	4,000	4,929
Holmes Master Issuer PLC
2.663% due 10/15/2054 •		$771	771
2.723% due 10/15/2054 •		3,458	3,458
HPLY Trust 3.028% due 11/15/2036 •		396	396
Impac CMB Trust 2.658% due 03/25/2035 •		167	167
JPMorgan Chase Commercial Mortgage Securities Trust
2.938% due 06/15/2035 •		485	484
3.028% due 06/15/2032 •		384	384
3.600% due 12/15/2031 •		500	501
Lanark Master Issuer PLC 2.902% due 12/22/2069		933	936
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		199	199
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.468% due 12/15/2030 •		2	2
Morgan Stanley Capital Trust
3.028% due 05/15/2036 •		800	800
6.144% due 06/11/2042 ~		200	213
MortgageIT Trust 2.658% due 02/25/2035 •		152	154
Motel 6 Trust 2.948% due 08/15/2034 •		1,261	1,262
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		330	349
Nomura Resecuritization Trust 7.638% due 12/26/2036 •		184	183
Permanent Master Issuer PLC 2.683% due 07/15/2058 •		600	600
PFP Ltd.
2.908% due 07/14/2035 •		17	17
2.998% due 04/14/2036 •		2,000	2,006

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

RBSSP Resecuritization Trust 4.253% due 10/25/2035 ~		65	66
Residential Mortgage Securities PLC 1.979% due 09/20/2065 •	GBP	265	328
Ripon Mortgages PLC 1.561% due 08/20/2056 •		756	927
Sequoia Mortgage Trust 2.774% due 02/20/2034 •		$192	189
Silverstone Master Issuer PLC
1.457% due 01/21/2070 •	GBP	700	864
2.848% due 01/21/2070 •		$200	200
Structured Asset Mortgage Investments Trust
2.307% due 07/19/2035 •		3	3
2.478% due 05/25/2045 •		25	25
2.717% due 09/19/2032 •		1	1
Towd Point Mortgage Funding PLC
1.611% due 05/20/2045 •	GBP	2,140	2,632
1.798% due 10/20/2051 •		283	349
Trinity Square PLC 1.917% due 07/15/2051 •		154	191
WaMu Mortgage Pass-Through Certificates Trust
3.446% due 02/25/2046 •		$13	13
3.446% due 08/25/2046 •		15	14
3.646% due 11/25/2042 •		6	6
3.846% due 06/25/2042 •		1	1
Warwick Finance Residential Mortgages PLC 1.765% due 09/21/2049 •	GBP	2,016	2,483
Wells Fargo Commercial Mortgage Trust 2.886% due 12/13/2031 •		$500	499
Wells Fargo-RBS Commercial Mortgage Trust
2.815% due 12/15/2045 •		751	756
3.225% due 06/15/2045 •		1,200	1,212
Total Non-Agency Mortgage-Backed Securities (Cost $39,184)			38,597
ASSET-BACKED SECURITIES 13.7%
ACE Securities Corp. Home Equity Loan Trust 2.798% due 04/25/2034 •		407	404
Arbor Realty Commercial Real Estate Notes Ltd. 3.178% due 05/15/2037 •		400	400
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	300	327
Barings BDC Static CLO Ltd. 3.323% due 04/15/2027 •		$2,145	2,145
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ		207	208
4.090% due 02/28/2034 þ		105	106
Bear Stearns Second Lien Trust 3.368% due 01/25/2036 •		1,812	1,818
CARDS Trust 2.378% due 04/17/2023 •		1,000	1,001
Chesapeake Funding LLC
1.910% due 08/15/2029		460	460
3.230% due 08/15/2030		805	816
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	876	661
Colony American Finance Ltd. 2.544% due 06/15/2048		$51	51
Commonbond Student Loan Trust 2.550% due 05/25/2041		196	197
Countrywide Asset-Backed Certificates 2.758% due 05/25/2032 •		1	1
Credit Suisse First Boston Mortgage Securities Corp. 2.758% due 08/25/2032 •		2	2
Dorchester Park CLO DAC 3.178% due 04/20/2028 •		500	498
Drug Royalty LP 5.153% due 07/15/2023 •		20	20
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	400	436
ECMC Group Student Loan Trust
2.768% due 02/27/2068		$517	514
3.018% due 07/25/2069 •		488	487
Edsouth Indenture LLC 2.748% due 04/25/2039 •		68	68
EFS Volunteer LLC 3.126% due 10/25/2035 •		307	305
Enterprise Fleet Financing LLC 3.140% due 02/20/2024		593	597
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •		1,700	1,685
Evergreen Credit Card Trust 2.508% due 01/15/2023 •		2,000	2,007
Figueroa CLO Ltd.
3.006% due 06/20/2027 •		465	465
3.203% due 01/15/2027 •		810	809

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Finance America Mortgage Loan Trust 2.843% due 08/25/2034 •	235	236
Ford Credit Floorplan Master Owner Trust
2.428% due 10/15/2023 •	1,000	999
2.650% due 09/15/2024 •	700	701
Fremont Home Loan Trust 2.753% due 01/25/2035 •	400	397
Gallatin CLO Ltd.
3.328% due 01/21/2028 •	1,200	1,199
3.353% (US0003M + 1.050%) due 07/15/2027 ~	1,300	1,301
GMF Floorplan Owner Revolving Trust
2.348% due 09/15/2022 •	400	400
3.500% due 09/15/2023	1,400	1,437
Greystone Commercial Real Estate Notes 3.442% due 09/15/2037 •	500	502
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	454	457
Jamestown CLO Ltd. 3.173% due 01/15/2028 •	500	500
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	379	388
LoanCore Issuer Ltd. 3.158% due 05/15/2036 •	900	901
Long Beach Mortgage Loan Trust 2.993% due 04/25/2035 •	1,000	1,003
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 •	820	815
Marlette Funding Trust
3.060% due 07/17/2028	64	64
3.130% due 07/16/2029	1,636	1,649
3.710% due 12/15/2028	577	583
Master Credit Card Trust 2.536% due 07/21/2024 •	500	500
MASTR Asset-Backed Securities Trust
2.068% due 11/25/2036 •	2	1
2.718% due 09/25/2034 •	228	228
MMAF Equipment Finance LLC 2.920% due 07/12/2021	217	217
Morgan Stanley ABS Capital, Inc. Trust 2.918% due 05/25/2034 •	435	439
Mountain Hawk CLO Ltd. 3.098% due 07/20/2024 •	298	299
Mountain View CLO Ltd. 3.103% due 10/15/2026 •	894	891
Navient Private Education Loan Trust 2.650% due 12/15/2028	106	107
Navient Private Education Refi Loan Trust 3.030% due 01/15/2043	346	349
Navient Student Loan Trust 3.430% due 12/15/2059	648	655
Nelnet Student Loan Trust
2.718% due 09/27/2038 •	2,096	2,097
2.818% due 08/25/2067 •	1,286	1,285
3.045% due 06/27/2067 •	491	491
3.782% due 11/25/2024 •	299	299
Northstar Education Finance, Inc. 2.718% due 12/26/2031 •	42	42
NovaStar Mortgage Funding Trust 2.678% due 01/25/2036 •	400	400
OneMain Financial Issuance Trust 2.370% due 09/14/2032	500	500
Oscar U.S. Funding LLC 3.100% due 04/11/2022	474	477
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021	166	166
3.150% due 08/10/2021	243	244
Palmer Square CLO Ltd. 3.008% due 08/15/2026 •	747	748
Penarth Master Issuer PLC
2.491% due 09/18/2022	500	500
2.581% due 07/18/2023	1,000	1,001
PFS Financing Corp. 2.578% due 04/15/2024 •	1,000	1,002
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	135	136
Renaissance Home Equity Loan Trust
2.378% due 11/25/2034 •	4	4
2.898% due 08/25/2033 •	3	3
3.018% due 12/25/2033 •	15	15
Shackleton CLO Ltd. 3.408% due 10/20/2028 •	2,000	2,000
SLC Student Loan Trust
2.218% due 05/15/2029 •	737	723
2.229% due 03/15/2027 •	931	927
SLM Student Loan Trust
2.386% due 01/25/2027 •	436	435

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.468% due 09/25/2043 •	791	786
2.589% due 12/15/2027 •	401	401
3.776% due 04/25/2023 •	703	709
SMB Private Education Loan Trust
2.348% due 12/16/2024 •	285	285
3.478% due 02/17/2032 •	132	135
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	357	358
2.770% due 05/25/2026	111	111
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	842	849
2.930% due 04/26/2027	88	88
3.010% due 04/25/2028	397	400
3.200% due 08/25/2027	287	288
3.240% due 02/25/2028	678	685
SoFi Professional Loan Program LLC 2.720% due 10/27/2036	152	154
SoFi Professional Loan Program Trust 3.080% due 01/25/2048	305	307
Sound Point Clo Ltd. 3.301% due 01/23/2029 •	1,500	1,499
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	906	916
Springleaf Funding Trust 2.680% due 07/15/2030	600	602
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	288	289
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •	1,000	1,001
Towd Point Mortgage Trust 3.018% due 05/25/2058 •	835	843
Trillium Credit Card Trust
2.296% due 02/27/2023	1,500	1,500
2.526% due 01/26/2024 •	700	701
Upstart Securitization Trust
2.897% due 09/20/2029	480	481
3.450% due 04/20/2026	220	221
Utah State Board of Regents 2.768% due 01/25/2057 •	1,479	1,480
Venture CDO Ltd. 3.183% due 04/15/2027	1,700	1,694
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	620	622
Total Asset-Backed Securities (Cost $64,492)		64,606
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
2.750% due 04/01/2020	300	301
2.750% due 08/12/2020	600	601
3.152% (US0003M + 1.000%) due 08/21/2022 ~	1,200	1,200
3.875% due 10/02/2019	800	800
Total Sovereign Issues (Cost $2,899)		2,902
SHORT-TERM INSTRUMENTS 0.6%
COMMERCIAL PAPER 0.5%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	2,000	1,983
Smithfield Foods, Inc. 2.450% due 10/15/2019	600	600
		2,583
REPURCHASE AGREEMENTS (e) 0.1%		626
Total Short-Term Instruments (Cost $3,205)		3,209
Total Investments in Securities (Cost $499,676)		502,355
	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short Asset Portfolio	510,401	5,080
PIMCO Short-Term Floating NAV Portfolio III	127,700	1,263

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $6,340)	6,343
Total Investments in Affiliates (Cost $6,340)	6,343
Total Investments 107.5% (Cost $506,016)	$508,698
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $(1,119))	(286)
Other Assets and Liabilities, net (7.4)%	(35,298)
Net Assets 100.0%	$473,114

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	01/07/2020	07/29/2019	$2,972	$2,969	0.63%
CIMIC Group Ltd.	0.000	02/06/2020	09/04/2019	1,999	1,995	0.42
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	400	402	0.09
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	400	401	0.08
Piper Jaffray Cos.	4.740	10/15/2021	09/19/2019	200	201	0.04
Piper Jaffray Cos.	5.200	10/15/2023	09/19/2019	700	703	0.15
				$6,671	$6,671	1.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$626	U.S. Treasury Notes 2.250% due 03/31/2021	$(640)	$626	$626
Total Repurchase Agreements						$(640)	$626	$626

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CSN	2.400%	09/19/2019	10/21/2019	$(3,254)	$(3,257)
GRE	2.250	09/11/2019	10/02/2019	(30,330)	(30,368)
UBS	2.150	09/23/2019	TBD(3)	(6,675)	(6,678)
Total Reverse Repurchase Agreements					$(40,303)

(f)	Securities with an aggregate market value of $40,700 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(33,320) at a weighted average interest rate of 2.555%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers’ Acceptance December Futures	12/2020	237	$43,917	$(18)	$2	$(15)
Canada Government 10-Year Bond December Futures	12/2019	111	11,947	(101)	3	(32)
U.S. Treasury 2-Year Note December Futures	12/2019	856	184,468	(459)	0	(27)
U.S. Treasury 10-Year Ultra December Futures	12/2019	71	10,111	(158)	0	(2)
				$(736)	$5	$(76)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	832	$(204,932)	$(186)	$31	$0
Euro-Bobl December Futures	12/2019	34	(5,027)	13	0	(4)
Euro-Schatz December Futures	12/2019	213	(26,078)	29	0	(8)
U.S. Treasury 5-Year Note December Futures	12/2019	60	(7,149)	38	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	13	(2,495)	43	0	(1)
				$(63)	$34	$(13)
Total Futures Contracts				$(799)	$39	$(89)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$3,168	$(125)	$(125)	$(250)	$0	$(6)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	297	(21)	0	(21)	0	(1)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024	4,800	(321)	(6)	(327)	0	(12)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	23,900	(436)	(90)	(526)	0	(13)
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	26,700	(553)	(18)	(571)	0	(16)
					$(1,456)	$(239)	$(1,695)	$0	$(48)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022		$211,100	$314	$(5,219)	$(4,905)	$49	$0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	9,800	624	(107)	517	0	(13)
Pay	3-Month USD-LIBOR	1.710	Semi-Annual	07/26/2021		$55,600	(113)	98	(15)	1	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		24,400	(295)	(687)	(982)	5	0
							$530	$(5,915)	$(5,385)	$55	$(13)
Total Swap Agreements							$(926)	$(6,154)	$(7,080)	$55	$(61)

(h)	Securities with an aggregate market value of $643 and cash of $4,592 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$12,719	GBP	10,322	$0	$(27)
	11/2019	GBP	10,322		$12,736	27	0
BPS	10/2019		$3,197	JPY	339,600	0	(56)
CBK	10/2019	CAD	1,129		$847	0	(5)
	10/2019	GBP	10,322		12,597	0	(95)
	10/2019		$40	MXN	792	0	0
GLM	10/2019	CAD	523		$394	0	0
HUS	10/2019		457		347	2	0
	10/2019	MXN	792		41	1	0
	10/2019		$4,776	CAD	6,331	2	0
	11/2019	CAD	6,331		$4,779	0	(3)
	01/2020		$40	MXN	792	0	(1)
JPM	10/2019		14,726	EUR	13,488	0	(25)
	11/2019	EUR	13,488		$14,762	25	0
SCX	10/2019	CAD	4,222		3,173	0	(13)
	10/2019	EUR	13,488		14,968	267	0
UAG	10/2019	JPY	1,114,000		10,351	48	0
	10/2019		$7,340	JPY	774,400	0	(178)
	11/2019		10,375		1,114,000	0	(49)
Total Forward Foreign Currency Contracts						$372	$(452)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	11/20/2019	6,800	$(9)	$(2)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,700	(2)	0
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,700	(2)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	12/18/2019	6,300	(8)	(6)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	8,000	(4)	(4)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	6,300	(8)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	6,400	(8)	(2)
						$(41)	$(15)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.844%	10/09/2019	4,700	$(41)	$(16)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	10/15/2019	59,100	(46)	(66)
							$(87)	$(82)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	$100.898	11/06/2019	6,900	$(18)	$(15)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	100.914	11/06/2019	17,200	(47)	(38)
					$(65)	$(53)
Total Written Options					$(193)	$(150)

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,598	$4,598
Corporate Bonds & Notes
Banking & Finance	0	151,211	904	152,115
Industrials	0	111,938	0	111,938
Specialty Finance	0	5,767	0	5,767
Utilities	0	27,446	0	27,446
Municipal Bonds & Notes
Arkansas	0	69	0	69
California	0	1,304	0	1,304

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2019 (Unaudited)

Utah	0	503	0	503
U.S. Government Agencies	0	58,161	0	58,161
U.S. Treasury Obligations	0	31,140	0	31,140
Non-Agency Mortgage-Backed Securities	0	38,597	0	38,597
Asset-Backed Securities	0	64,606	0	64,606
Sovereign Issues	0	2,902	0	2,902
Short-Term Instruments
Commercial Paper	0	2,583	0	2,583
Repurchase Agreements	0	626	0	626

	$0	$496,853	$5,502	$502,355
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,343	$0	$0	$6,343

Total Investments	$6,343	$496,853	$5,502	$508,698

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	55	0	94
Over the counter	0	372	0	372

	$39	$427	$0	$466
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(89)	(61)	0	(150)
Over the counter	0	(602)	0	(602)

	$(89)	$(663)	$0	$(752)

Total Financial Derivative Instruments	$(50)	$(236)	$0	$(286)
Totals	$6,293	$496,617	$5,502	$508,412

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,995	$2,598	$0	$8	$0	$(3)	$0	$0	$4,598	$(3)
Corporate Bonds & Notes
Banking & Finance	0	900	0	0	0	4	0	0	904	4
Totals	$1,995	$3,498	$0	$8	$0	$1	$0	$0	$5,502	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$4,598	Proxy Pricing	Base Price	99.915 - 100.000
Corporate Bonds & Notes
Banking & Finance	904	Proxy Pricing	Base Price	100.000
Total	$5,502

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Qatar National Bank SAQ 3.036% (LIBOR03M + 0.900%) due 12/22/2020 «~		$9,700	$9,693
State Of Qatar 2.983% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		16,000	15,960
Toyota Motor Credit Corp.
2.680% (LIBOR03M + 0.580%) due 11/08/2019 «~		17,500	17,489
3.160% (LIBOR03M + 0.830%) due 03/29/2021 «~		2,300	2,300
Total Loan Participations and Assignments (Cost $45,352)			45,442
CORPORATE BONDS & NOTES 46.9%
BANKING & FINANCE 27.1%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		4,738	4,861
3.500% due 01/15/2025		700	715
3.950% due 02/01/2022		2,350	2,428
4.450% due 12/16/2021		4,300	4,473
4.500% due 05/15/2021		1,200	1,239
4.875% due 01/16/2024		6,200	6,700
AIG Global Funding 3.350% due 06/25/2021		3,800	3,873
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		11,199	12,223
4.500% due 07/30/2029		4,500	5,094
Ally Financial, Inc.
4.125% due 03/30/2020		1,300	1,311
8.000% due 03/15/2020		7,700	7,882
Ambac LSNI LLC 7.104% due 02/12/2023 •		1,508	1,527
American Express Co.
2.750% due 05/20/2022		16,300	16,559
2.756% (US0003M + 0.620%) due 05/20/2022 ~		16,300	16,358
3.375% due 05/17/2021		6,700	6,836
American Tower Corp.
2.750% due 01/15/2027 (b)		13,400	13,378
3.000% due 06/15/2023		1,400	1,433
3.375% due 05/15/2024		5,000	5,205
Aviation Capital Group LLC
3.875% due 05/01/2023 (k)		19,200	19,869
4.125% due 08/01/2025		16,700	17,438
6.750% due 04/06/2021		3,400	3,604
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)	EUR	2,000	2,415
Bank of America Corp.
2.749% (US0003M + 0.650%) due 10/01/2021 ~		$14,500	14,547
2.917% (US0003M + 0.790%) due 03/05/2024 ~		17,900	17,939
3.283% (US0003M + 1.000%) due 04/24/2023 ~		21,500	21,679
3.550% due 03/05/2024 •		12,900	13,422
4.125% due 01/22/2024		4,900	5,282
Banque Federative du Credit Mutuel S.A. 3.238% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,529
Barclays Bank PLC
7.625% due 11/21/2022 (h)		3,600	3,972
10.179% due 06/12/2021		5,700	6,376
Barclays PLC
3.200% due 08/10/2021		19,100	19,287
3.588% (US0003M + 1.430%) due 02/15/2023 ~		1,000	1,000
3.650% due 03/16/2025		500	513
3.684% due 01/10/2023		2,700	2,747
3.963% (US0003M + 1.625%) due 01/10/2023 ~		21,700	21,796
4.291% (US0003M + 2.110%) due 08/10/2021 ~		33,800	34,488
4.610% due 02/15/2023 •		17,900	18,604
8.000% due 12/15/2020 •(g)(h)	EUR	8,690	10,147
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,465	1,531
7.250% due 04/22/2020		1,726	1,768
BBVA USA 2.500% due 08/27/2024		13,300	13,194
BNP Paribas S.A.
3.500% due 03/01/2023		18,000	18,592
4.705% due 01/10/2025 •		14,400	15,576

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Boston Properties LP 4.500% due 12/01/2028		13,908	15,837
Brixmor Operating Partnership LP 3.303% (US0003M + 1.050%) due 02/01/2022 ~		4,400	4,389
Cantor Fitzgerald LP 6.500% due 06/17/2022		8,200	8,848
Capital One Financial Corp.
2.400% due 10/30/2020		17,700	17,753
3.450% due 04/30/2021		4,800	4,888
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,847
Citibank N.A.
2.736% (US0003M + 0.600%) due 05/20/2022 ~		19,600	19,639
2.844% due 05/20/2022 •		19,600	19,805
Citigroup, Inc.
2.700% due 10/27/2022		18,600	18,873
2.750% due 04/25/2022		10,500	10,660
2.876% due 07/24/2023 •		4,500	4,563
3.161% (US0003M + 1.023%) due 06/01/2024 ~		16,500	16,620
3.568% (US0003M + 1.430%) due 09/01/2023 ~		1,000	1,018
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	600	675
6.875% due 03/19/2020 (h)		7,900	8,886
Credit Suisse AG 6.500% due 08/08/2023 (h)		$3,800	4,241
Credit Suisse Group AG
2.593% due 09/11/2025 •		19,200	19,032
6.250% due 12/18/2024 •(g)(h)		200	212
7.500% due 12/11/2023 •(g)(h)		1,800	1,994
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,000	11,184
3.800% due 09/15/2022		14,400	14,966
3.800% due 06/09/2023		8,000	8,359
4.590% (US0003M + 2.290%) due 04/16/2021 ~		22,800	23,411
Crown Castle International Corp. 3.150% due 07/15/2023		1,100	1,130
Deutsche Bank AG
3.273% (US0003M + 0.970%) due 07/13/2020 ~		9,100	9,080
3.300% due 11/16/2022		13,800	13,727
3.950% due 02/27/2023		12,500	12,689
4.250% due 10/14/2021		11,700	11,872
5.000% due 02/14/2022		9,700	10,048
Dexia Credit Local S.A. 2.375% due 09/20/2022		32,600	33,047
EPR Properties 3.750% due 08/15/2029		12,300	12,318
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,706
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	4,995	5,349
0.030% due 05/14/2021 •		600	649
2.343% due 11/02/2020		$2,169	2,157
3.065% (US0003M + 0.930%) due 09/24/2020 ~		16,500	16,502
3.220% (US0003M + 0.880%) due 10/12/2021 ~		8,750	8,604
3.393% (US0003M + 1.235%) due 02/15/2023 ~		13,500	13,098
5.443% (US0003M + 3.140%) due 01/07/2022 ~		12,900	13,263
5.596% due 01/07/2022		8,100	8,513
General Motors Financial Co., Inc.
2.350% due 10/04/2019		2,600	2,600
2.450% due 11/06/2020		6,970	6,968
3.161% (US0003M + 0.850%) due 04/09/2021 ~		10,000	9,997
3.200% due 07/13/2020		5,585	5,616
3.233% (US0003M + 0.930%) due 04/13/2020 ~		21,300	21,354
3.339% (US0003M + 1.100%) due 11/06/2021 ~		700	700
3.414% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,802
3.700% due 11/24/2020		3,586	3,635
GLP Capital LP
5.250% due 06/01/2025		3,200	3,533
5.750% due 06/01/2028		5,100	5,820
Goldman Sachs Group, Inc.
3.036% (US0003M + 0.780%) due 10/31/2022 ~		23,500	23,575
3.200% due 02/23/2023		18,200	18,704
3.319% (US0003M + 1.200%) due 09/15/2020 ~		7,900	7,962
3.328% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,449
3.500% due 01/23/2025		3,500	3,654
3.750% due 05/22/2025		11,697	12,397
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	11,641
GSPA Monetization Trust 6.422% due 10/09/2029		6,674	7,804
Harley-Davidson Financial Services, Inc.
3.078% (US0003M + 0.940%) due 03/02/2021 ~		16,300	16,322
3.550% due 05/21/2021		17,100	17,367
HCP, Inc. 4.000% due 12/01/2022		1,363	1,428

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Highwoods Realty LP
3.050% due 02/15/2030		13,100	12,862
4.125% due 03/15/2028		3,600	3,838
HSBC Holdings PLC
2.782% (US0003M + 0.650%) due 09/11/2021 ~		16,100	16,124
3.400% due 03/08/2021		17,900	18,179
3.789% (US0003M + 1.500%) due 01/05/2022 ~		10,000	10,191
4.342% (US0003M + 2.240%) due 03/08/2021 ~		11,500	11,792
6.000% due 09/29/2023 •(g)(h)	EUR	1,700	2,111
ING Groep NV
3.150% due 03/29/2022		$5,200	5,319
4.625% due 01/06/2026		4,700	5,203
International Lease Finance Corp. 8.250% due 12/15/2020		4,248	4,546
Jackson National Life Global Funding 3.300% due 06/11/2021		18,900	19,273
JPMorgan Chase & Co.
2.776% due 04/25/2023 •		1,900	1,928
3.202% (US0003M + 1.100%) due 06/07/2021 ~		26,500	26,820
3.797% due 07/23/2024 •		16,900	17,846
Kilroy Realty LP
3.050% due 02/15/2030		1,600	1,571
4.750% due 12/15/2028		1,800	2,027
Lloyds Bank PLC
2.250% due 08/14/2022		10,000	9,994
3.300% due 05/07/2021		15,600	15,873
7.500% due 04/02/2032 þ		15,000	12,436
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		5,000	5,018
3.000% due 01/11/2022		1,700	1,718
7.625% due 06/27/2023 •(g)(h)	GBP	5,200	6,974
Mitsubishi UFJ Financial Group, Inc.
2.878% (US0003M + 0.740%) due 03/02/2023 ~		$17,800	17,806
3.455% due 03/02/2023		21,300	22,060
Mizuho Financial Group, Inc. 3.549% due 03/05/2023		17,800	18,522
Morgan Stanley
2.720% due 07/22/2025 •		18,700	18,928
3.625% due 01/20/2027		6,300	6,663
National Australia Bank Ltd. 3.625% due 06/20/2023		5,000	5,266
Nationwide Building Society 3.960% due 07/18/2030 •		11,500	12,026
Nissan Motor Acceptance Corp.
2.789% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,100
3.150% due 03/15/2021		900	909
3.875% due 09/21/2023		7,800	8,158
Oversea-Chinese Banking Corp. Ltd. 2.574% (US0003M + 0.450%) due 05/17/2021 ~		13,400	13,423
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,800	1,818
4.500% due 03/15/2023		4,100	4,253
5.250% due 08/15/2022		11,200	11,832
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,407
Piper Jaffray Cos. 5.200% due 10/15/2023 «(b)(i)		11,300	11,344
Prologis LP 3.875% due 09/15/2028		2,600	2,894
Public Storage 3.094% due 09/15/2027		12,000	12,621
QNB Finance Ltd. 3.870% (US0003M + 1.570%) due 07/18/2021 ~		16,800	17,023
Realty Income Corp. 3.000% due 01/15/2027		7,300	7,530
Regions Bank 3.374% due 08/13/2021 •		17,000	17,151
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	5,200	6,074
4.519% due 06/25/2024 •		$2,200	2,315
7.500% due 08/10/2020 •(g)(h)		6,800	6,961
8.625% due 08/15/2021 •(g)(h)		8,500	9,123
Sabra Health Care LP 4.800% due 06/01/2024		1,500	1,587
Santander UK Group Holdings PLC 2.875% due 08/05/2021		7,100	7,133
Senior Housing Properties Trust 4.750% due 02/15/2028		10,600	10,666
Service Properties Trust
4.250% due 02/15/2021		6,600	6,691
4.500% due 06/15/2023		4,500	4,636
4.950% due 02/15/2027		13,100	13,286
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,476
Skandinaviska Enskilda Banken AB 3.250% due 05/17/2021		17,100	17,397

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Societe Generale S.A. 4.250% due 09/14/2023		16,300	17,307
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,305
Springleaf Finance Corp. 6.125% due 05/15/2022		$18,400	19,780
Standard Chartered PLC
2.744% due 09/10/2022 •		17,000	17,025
3.785% due 05/21/2025 •		11,000	11,375
Sumitomo Mitsui Financial Group, Inc. 2.934% due 03/09/2021		18,500	18,670
Svenska Handelsbanken AB 3.350% due 05/24/2021		17,600	17,959
Synchrony Bank 3.650% due 05/24/2021		17,500	17,841
UBS AG
5.125% due 05/15/2024 (h)		1,700	1,834
7.625% due 08/17/2022 (h)		3,700	4,178
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		20,800	21,055
4.125% due 09/24/2025		3,800	4,109
4.125% due 04/15/2026		14,400	15,678
UniCredit SpA
6.572% due 01/14/2022		14,550	15,613
7.830% due 12/04/2023		18,700	21,940
United Overseas Bank Ltd. 3.200% due 04/23/2021		14,400	14,627
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,213
VEREIT Operating Partnership LP 4.625% due 11/01/2025		9,600	10,489
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	2,500	2,756
Washington Prime Group LP 6.450% due 08/15/2024 (k)		$7,000	6,880
Wells Fargo & Co. 5.889% (US0003M + 3.770%) due 12/15/2019 ~(g)		19,568	19,837
Welltower, Inc. 3.100% due 01/15/2030		15,800	15,832
Weyerhaeuser Co. 4.700% due 03/15/2021		600	616
			1,813,831
INDUSTRIALS 16.0%
AbbVie, Inc.
2.900% due 11/06/2022		13,390	13,656
3.375% due 11/14/2021		1,800	1,846
Activision Blizzard, Inc. 2.300% due 09/15/2021		4,500	4,513
Allergan Funding SCS 3.450% due 03/15/2022		1,400	1,435
Altice Financing S.A. 6.625% due 02/15/2023		11,200	11,522
Altice France S.A. 6.250% due 05/15/2024		4,262	4,414
American Airlines Pass-Through Trust
3.000% due 04/15/2030		7,355	7,514
3.250% due 04/15/2030		3,768	3,853
3.500% due 08/15/2033		6,900	7,170
Andeavor Logistics LP 5.500% due 10/15/2019		8,631	8,640
Arrow Electronics, Inc. 3.500% due 04/01/2022		1,700	1,735
Bacardi Ltd. 4.450% due 05/15/2025		12,600	13,487
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		7,400	7,528
BAT Capital Corp.
2.764% due 08/15/2022		15,350	15,501
3.222% due 08/15/2024		5,400	5,469
3.557% due 08/15/2027		4,500	4,529
Bayer U.S. Finance LLC
3.129% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,710
4.250% due 12/15/2025		13,200	14,103
BMW Finance NV 2.250% due 08/12/2022		16,700	16,722
BMW U.S. Capital LLC 1.850% due 09/15/2021		1,400	1,394
Broadcom Corp.
2.650% due 01/15/2023		6,700	6,698
3.875% due 01/15/2027		3,600	3,622
Broadcom, Inc.
3.125% due 04/15/2021		7,500	7,574
3.125% due 10/15/2022		16,500	16,714
3.625% due 10/15/2024		17,000	17,313

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co. 3.650% due 03/15/2023		14,600	15,199
Celgene Corp.
2.875% due 08/15/2020		2,287	2,300
3.250% due 08/15/2022		1,500	1,546
Centene Corp. 5.375% due 06/01/2026		9,000	9,450
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		8,600	8,938
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		6,700	6,666
2.362% due 05/28/2021		800	799
Charter Communications Operating LLC 4.464% due 07/23/2022		7,600	8,004
Conagra Brands, Inc. 3.800% due 10/22/2021		10,600	10,942
Constellation Brands, Inc. 2.650% due 11/07/2022		3,900	3,946
CVS Health Corp.
2.750% due 12/01/2022		8,511	8,621
3.500% due 07/20/2022		1,619	1,672
4.300% due 03/25/2028		21,300	23,058
Daimler Finance North America LLC
2.550% due 08/15/2022		20,100	20,185
2.611% (US0003M + 0.430%) due 02/12/2021 ~		6,500	6,493
3.127% (US0003M + 0.840%) due 05/04/2023 ~		11,900	11,914
3.700% due 05/04/2023		16,900	17,660
Danone S.A.
2.077% due 11/02/2021		4,300	4,295
3.000% due 06/15/2022		1,060	1,081
Dell International LLC
4.420% due 06/15/2021		13,756	14,187
5.450% due 06/15/2023		12,600	13,729
Delta Air Lines, Inc. 3.400% due 04/19/2021		7,700	7,810
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		16,416	16,616
eBay, Inc.
2.600% due 07/15/2022		2,600	2,621
2.750% due 01/30/2023		3,100	3,140
EMC Corp. 2.650% due 06/01/2020		11,600	11,605
Enterprise Products Operating LLC
3.500% due 02/01/2022		2,430	2,510
5.200% due 09/01/2020		2,700	2,775
ERAC USA Finance LLC 4.500% due 08/16/2021		3,400	3,539
Expedia Group, Inc. 3.250% due 02/15/2030		15,900	15,894
Express Scripts Holding Co. 3.050% due 11/30/2022		3,550	3,629
Full House Resorts, Inc.
8.575% due 01/31/2024		3,930	3,868
9.738% due 02/02/2024		331	326
GATX Corp. 4.850% due 06/01/2021		4,500	4,694
General Electric Co.
0.375% due 05/17/2022	EUR	500	543
2.667% (US0003M + 0.380%) due 05/05/2026 ~		$4,000	3,605
4.650% due 10/17/2021		8,700	9,051
General Mills, Inc. 6.610% due 10/15/2022		10,000	10,446
Georgia-Pacific LLC 5.400% due 11/01/2020		1,800	1,862
GlaxoSmithKline Capital PLC 3.125% due 05/14/2021		12,300	12,547
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		5,400	5,650
Hyundai Capital America 2.945% due 09/18/2020 •		6,000	6,011
IHS Markit Ltd.
4.250% due 05/01/2029		1,390	1,498
5.000% due 11/01/2022		4,900	5,226
Imperial Brands Finance PLC
3.125% due 07/26/2024		16,000	16,052
3.875% due 07/26/2029		8,000	8,080
Japan Tobacco, Inc. 2.000% due 04/13/2021		1,500	1,492
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,300	2,351
4.057% due 05/25/2023		11,100	11,752
KLA Corp. 4.125% due 11/01/2021		1,400	1,447
Kraft Heinz Foods Co.
2.751% (US0003M + 0.570%) due 02/10/2021 ~		5,027	5,018
2.800% due 07/02/2020		6,708	6,720

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Marathon Oil Corp. 2.800% due 11/01/2022		8,689	8,746
Marriott International, Inc. 4.150% due 12/01/2023		16,800	17,895
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~		9,600	9,605
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		2,000	2,028
Microchip Technology, Inc. 3.922% due 06/01/2021		10,105	10,325
Micron Technology, Inc. 4.640% due 02/06/2024		3,200	3,405
MPLX LP
3.002% (US0003M + 0.900%) due 09/09/2021 ~		5,300	5,318
4.000% due 03/15/2028		6,900	7,201
Mylan NV 3.150% due 06/15/2021		5,000	5,065
NetApp, Inc. 3.375% due 06/15/2021		3,000	3,054
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		2,300	2,388
Northwest Airlines Pass-Through Trust 7.150% due 04/01/2021		556	556
NXP BV
3.875% due 09/01/2022		10,500	10,853
4.125% due 06/01/2021		2,500	2,566
4.625% due 06/15/2022		3,900	4,087
4.875% due 03/01/2024		6,700	7,273
Occidental Petroleum Corp. 3.637% (US0003M + 1.450%) due 08/15/2022 ~		16,700	16,812
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2019 (e)(g)		299	4
0.000% due 10/31/2019 (e)(g)		4,702	59
Oracle Corp. 1.900% due 09/15/2021		9,600	9,600
PayPal Holdings, Inc. 2.400% due 10/01/2024		16,700	16,775
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		2,200	2,328
Pernod Ricard S.A.
4.250% due 07/15/2022		300	316
4.450% due 01/15/2022		2,600	2,729
5.750% due 04/07/2021		1,400	1,474
Philip Morris International, Inc. 2.375% due 08/17/2022		20,700	20,852
Platin GmbH 6.875% due 06/15/2023	EUR	11,400	12,177
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$9,600	9,663
Reliance Holding USA, Inc. 4.500% due 10/19/2020		4,600	4,690
Ryder System, Inc. 2.875% due 06/01/2022		11,700	11,897
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		15,480	15,995
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	3,027
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		13,000	13,273
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		5,500	5,527
Southern Co. 2.350% due 07/01/2021		14,500	14,548
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		700	704
4.738% due 09/20/2029		13,800	14,704
5.152% due 09/20/2029		10,700	11,636
Syngenta Finance NV 3.933% due 04/23/2021		12,100	12,325
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		19,600	20,299
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	2,290	2,100
4.500% due 03/01/2025		11,400	10,597
Toyota Industries Corp. 3.110% due 03/12/2022		$5,000	5,094
TWDC Enterprises 18 Corp. 2.125% due 09/13/2022		5,000	5,017
Unigel Luxembourg S.A. 10.500% due 01/22/2024		10,100	11,123
United Technologies Corp. 2.818% (US0003M + 0.650%) due 08/16/2021 ~		5,000	5,000
VMware, Inc. 2.950% due 08/21/2022		19,933	20,223
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		16,700	16,855

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.875% due 11/13/2020	14,415	14,652
4.000% due 11/12/2021	12,189	12,601
4.625% due 11/13/2025	6,400	7,061
4.750% due 11/13/2028	16,300	18,153
Wabtec Corp. 3.419% (US0003M + 1.050%) due 09/15/2021 ~	7,390	7,390
Wynn Las Vegas LLC 5.500% due 03/01/2025	18,000	18,945
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	700	701
Zoetis, Inc. 2.576% (US0003M + 0.440%) due 08/20/2021 ~	7,500	7,487
		1,068,503
SPECIALTY FINANCE 0.0%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (i)	1,400	1,403
3.870% due 09/02/2021 (i)	1,400	1,407
		2,810
UTILITIES 3.8%
AEP Texas, Inc. 2.400% due 10/01/2022	2,200	2,210
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~	19,800	19,901
3.253% (US0003M + 0.950%) due 07/15/2021 ~	15,510	15,651
3.312% (US0003M + 1.180%) due 06/12/2024 ~	12,300	12,534
3.400% due 05/15/2025	11,300	11,808
BG Energy Capital PLC 4.000% due 12/09/2020	9,900	10,115
British Telecommunications PLC 4.500% due 12/04/2023	400	431
Duke Energy Corp.
2.400% due 08/15/2022	3,460	3,496
3.050% due 08/15/2022	1,300	1,331
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,600	6,134
Enel Finance International NV
2.875% due 05/25/2022	10,120	10,258
4.250% due 09/14/2023	17,500	18,599
Evergy, Inc. 2.450% due 09/15/2024	17,000	16,990
NextEra Energy Capital Holdings, Inc.
2.544% (US0003M + 0.400%) due 08/21/2020 ~	20,200	20,201
2.852% (US0003M + 0.720%) due 02/25/2022 ~	16,200	16,353
3.200% due 02/25/2022	13,200	13,504
NiSource, Inc. 2.650% due 11/17/2022	4,600	4,658
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	3,035	3,019
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	8,614	5,190
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	987	969
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	4,205	1,121
PacifiCorp 3.350% due 07/01/2025	1,525	1,599
Petrobras Global Finance BV 6.125% due 01/17/2022	4,347	4,677
Plains All American Pipeline LP 5.000% due 02/01/2021	1,700	1,744
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~	21,300	21,237
Verizon Communications, Inc. 3.376% due 02/15/2025	27,614	29,185
		252,915
Total Corporate Bonds & Notes (Cost $3,068,922)		3,138,059
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,575

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020	2,100	2,112
		3,687
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	865	878
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,440	3,476
Total Municipal Bonds & Notes (Cost $7,749)		8,041
U.S. GOVERNMENT AGENCIES 52.4%
Fannie Mae
1.660% due 08/25/2055	12,815	749
2.205% due 12/25/2036 •	145	144
2.268% due 05/25/2037 •	38	38
2.279% due 07/25/2037 •	532	523
2.310% due 08/01/2022	4,493	4,535
2.428% due 09/25/2035 •	290	290
2.468% due 06/25/2049	31,316	31,301
2.495% due 03/25/2044 •	465	465
2.540% due 06/25/2055 •	2,828	2,814
2.670% due 08/01/2022	696	709
2.680% due 09/25/2046 •	2,499	2,501
2.718% due 10/25/2037 •	462	469
2.870% due 09/01/2027	6,400	6,752
3.160% due 06/01/2029	6,500	7,004
3.330% due 11/01/2021	1,190	1,217
3.683% due 06/01/2043 - 07/01/2044 •	665	680
3.883% due 09/01/2040 •	3	3
3.893% due 10/01/2032 •	127	131
3.928% due 08/01/2035 •	319	333
3.948% due 11/01/2035 •	19	20
4.075% due 04/01/2035 •	550	569
4.162% due 08/01/2035 •	25	26
4.225% due 12/01/2036 •	150	155
4.393% due 05/25/2035	73	76
4.545% due 05/01/2038 •	6,809	7,151
4.592% due 09/01/2039 •	16	16
4.700% due 01/01/2025 •	1	1
4.715% due 09/01/2035 •	42	44
5.000% due 04/25/2033	398	440
5.064% due 09/01/2034 •	66	70
7.000% due 04/25/2023 - 06/01/2032	168	185
Fannie Mae UMBS
3.000% due 09/01/2020 - 06/01/2030	45,378	46,840
3.500% due 04/01/2045 - 03/01/2048	14,135	14,735
4.000% due 01/01/2026 - 12/01/2048	282,750	294,377
4.500% due 04/01/2023 - 11/01/2048	28,545	30,471
5.000% due 06/01/2025 - 08/01/2044	5,397	5,901
5.500% due 05/01/2022 - 07/01/2041	13,673	15,338
6.000% due 09/01/2021 - 01/01/2039	4,363	4,958
6.500% due 11/01/2034	23	26
Fannie Mae UMBS, TBA
3.000% due 11/01/2049 - 12/01/2049	465,500	472,289
3.500% due 10/01/2034 - 12/01/2049	753,895	774,088
4.000% due 10/01/2049	23,400	24,287
5.500% due 10/01/2049	13,000	14,076
6.000% due 10/01/2049	5,000	5,533
Freddie Mac
1.371% due 08/25/2022 ~(a)	49,951	1,578
2.478% due 11/15/2030 •	2	2
2.528% due 09/15/2030 •	4	4
2.748% due 05/15/2037 •	155	158
3.492% due 02/25/2045 •	123	124
3.500% due 02/01/2048 - 10/01/2048	65,944	68,023
4.000% due 04/01/2029 - 12/01/2048	84,835	88,138
4.500% due 03/01/2029 - 09/01/2041	1,697	1,813
5.500% due 10/01/2034 - 07/01/2038	1,565	1,768
6.000% due 02/01/2033 - 05/01/2040	2,796	3,215
6.500% due 04/15/2029 - 10/01/2037	27	30
7.000% due 06/15/2023	84	88
7.500% due 07/15/2030 - 03/01/2032	33	39
8.500% due 08/01/2024	2	2
Freddie Mac UMBS 4.000% due 09/01/2048 - 01/01/2049	37,216	38,663
Ginnie Mae
2.400% due 10/20/2043 •	11,863	11,819
2.679% due 08/20/2066 •	785	785
2.829% due 07/20/2065 - 08/20/2065 •	24,641	24,628
2.879% due 07/20/2063 •	4,469	4,474

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.999% due 10/20/2066 •		10,743	10,810
3.000% due 03/15/2045 - 08/15/2045		8,233	8,458
3.029% due 06/20/2066 •		5,899	5,942
3.059% due 08/20/2066 •		16,352	16,494
3.229% due 01/20/2066 •		4,225	4,289
3.487% due 06/20/2067 •		607	617
3.629% due 04/20/2067 •		12,400	12,620
3.750% due 07/20/2030 •		2	2
3.875% (H15T1Y + 1.500%) due 04/20/2026 ~		15	15
3.875% due 05/20/2030 •		1	1
4.000% due 02/20/2027 - 02/20/2032 •		89	93
4.000% due 10/20/2044 - 06/20/2049		79,820	83,453
4.000% due 07/20/2049 (k)		59,799	62,391
4.125% due 10/20/2029 - 11/20/2029 •		34	35
4.500% due 04/20/2048 - 04/20/2049		95,785	100,420
5.000% due 08/20/2048 - 07/20/2049		140,877	149,155
5.155% due 09/20/2066 ~		19,867	21,847
6.000% due 12/15/2038 - 11/15/2039		21	24
Ginnie Mae, TBA
3.000% due 11/01/2049		48,600	49,836
3.500% due 11/01/2049		230,700	238,937
4.000% due 10/01/2049 - 11/01/2049		438,300	455,920
4.500% due 10/01/2049 - 11/01/2049		144,500	150,979
5.000% due 10/01/2049 - 11/01/2049		111,900	117,922
Small Business Administration
5.130% due 09/01/2023		3	3
6.290% due 01/01/2021		3	3
Total U.S. Government Agencies (Cost $3,482,060)			3,507,947
U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)		9,800	10,556
2.750% due 11/15/2042		8,300	9,323
3.000% due 05/15/2042 (k)		4,300	5,033
3.000% due 11/15/2044 (k)		140,600	165,301
3.125% due 11/15/2041 (k)		20,500	24,455
3.125% due 02/15/2043		7,600	9,073
3.125% due 08/15/2044 (k)		16,400	19,669
3.375% due 05/15/2044 (k)(o)		50,300	62,714
3.750% due 08/15/2041 (k)		27,700	36,134
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (k)		53,583	53,031
0.125% due 04/15/2022 (k)(m)		19,200	19,016
0.125% due 07/15/2022 (k)		11,156	11,116
0.125% due 07/15/2026 (k)		6,743	6,738
0.375% due 07/15/2025		3,895	3,951
0.375% due 01/15/2027 (k)(m)(o)		13,170	13,339
0.375% due 07/15/2027 (m)(o)		12,376	12,593
0.500% due 04/15/2024 (k)		9,053	9,174
0.625% due 04/15/2023		6,404	6,461
0.625% due 01/15/2024 (m)		8,137	8,271
0.625% due 01/15/2026 (k)(o)		49,128	50,441
0.750% due 07/15/2028 (k)(m)		110,966	116,726
0.750% due 02/15/2042 (k)(o)		27,023	28,642
0.750% due 02/15/2045 (k)		6,319	6,656
0.875% due 01/15/2029 (k)		159,176	169,297
0.875% due 02/15/2047 (k)(m)		15,942	17,355
1.000% due 02/15/2046 (k)(o)		5,414	6,047
1.000% due 02/15/2048 (k)		29,235	32,885
1.000% due 02/15/2049		4,588	5,198
1.375% due 02/15/2044 (k)(m)(o)		20,145	24,188
U.S. Treasury Notes
2.875% due 05/15/2049 (k)		31,900	37,243
1.750% due 09/30/2022 (m)(o)		20,665	20,774
1.750% due 06/30/2024 (k)		47,400	47,814
Total U.S. Treasury Obligations (Cost $1,026,416)			1,049,214
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Alba PLC 0.953% due 03/17/2039 •	GBP	10,416	12,043
American Home Mortgage Investment Trust
4.031% due 02/25/2045 •		$310	312
6.700% due 06/25/2036 þ		11,998	4,217
Banc of America Funding Trust
4.808% due 05/25/2035 ~		309	318
6.000% due 03/25/2037 ^		2,761	2,492
Banc of America Mortgage Trust
5.178% due 05/25/2033 ~		312	321
6.500% due 10/25/2031		49	52
BCAP LLC Trust
2.228% due 05/25/2047 •		2,927	2,736
4.882% due 03/26/2037 þ		505	511
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		1	1

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

3.981% due 11/25/2034 ~		990	987
4.317% due 07/25/2034 ~		315	310
4.433% due 02/25/2033 ~		11	11
4.518% due 01/25/2035 ~		99	102
4.603% due 01/25/2035 ~		230	234
4.686% due 04/25/2034 ~		424	436
4.702% due 02/25/2033 ~		5	5
4.886% due 01/25/2034 ~		221	231
4.910% due 02/25/2036 •		45	46
5.033% due 04/25/2033 ~		45	47
Bear Stearns ALT-A Trust
4.201% due 09/25/2035 ^~		667	560
4.336% due 05/25/2036 ^~		1,950	1,401
4.496% due 05/25/2035 ~		1,114	1,135
Bear Stearns Structured Products, Inc. Trust
3.615% due 12/26/2046 ^~		1,012	882
4.082% due 01/26/2036 ^~		1,526	1,362
Business Mortgage Finance PLC 2.768% due 02/15/2041 •	GBP	2,687	3,290
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		$7,037	7,468
Chase Mortgage Finance Trust 3.999% due 01/25/2036 ^~		1,932	1,798
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		6,332	6,347
4.380% due 10/25/2035 •		105	109
5.500% due 12/25/2035		3,159	2,575
Citigroup Mortgage Loan Trust, Inc.
4.388% due 05/25/2035 ~		489	496
4.550% due 09/25/2035 •		5,134	5,282
Countrywide Alternative Loan Trust
2.208% due 09/25/2046 ^•		14,528	13,831
2.218% due 05/25/2036 •		1,164	1,052
2.234% due 09/20/2046 •		5,778	5,064
3.018% due 08/25/2035 ^•		3,506	2,228
6.000% due 03/25/2035		13,937	13,427
6.000% due 02/25/2037 ^		7,594	5,351
Countrywide Home Loan Mortgage Pass-Through Trust
3.711% due 02/20/2036 ^•		192	170
4.241% due 11/25/2034 ~		868	878
4.244% due 02/20/2035 ~		613	621
Credit Suisse First Boston Mortgage Securities Corp. 5.329% due 06/25/2032 ~		15	15
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.168% due 03/25/2037 ^•		4,434	4,235
2.518% due 02/25/2035 •		242	238
Eurosail PLC
0.930% due 03/13/2045 •	GBP	1,533	1,840
0.945% due 03/13/2045 •		4,779	5,784
First Horizon Alternative Mortgage Securities Trust 3.918% due 08/25/2035 ^~		$2,557	2,354
First Horizon Mortgage Pass-Through Trust 4.074% due 10/25/2035 ^~		1,903	1,862
Great Hall Mortgages PLC 2.275% due 06/18/2039 •		3,289	3,199
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		10,700	10,750
3.203% due 02/10/2029		5,500	5,540
3.980% due 02/10/2029		17,150	17,378
GS Mortgage Securities Trust
3.120% due 05/10/2050		13,200	13,575
3.722% due 10/10/2049 ~		3,037	3,114
GSR Mortgage Loan Trust
4.287% due 11/25/2035 ~		345	355
4.480% due 09/25/2035 ~		1,246	1,286
HarborView Mortgage Loan Trust
2.497% due 05/19/2035 •		274	267
3.557% due 10/19/2035 •		2,365	2,068
3.860% due 12/19/2035 ^~		2,397	1,802
4.394% due 07/19/2035 ^~		972	927
Hawksmoor Mortgages 0.000% due 05/25/2053 •	GBP	63,815	78,642
Hilton USA Trust 2.828% due 11/05/2035		$14,400	14,382
IndyMac Adjustable Rate Mortgage Trust 3.671% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.188% due 01/25/2037 ^•		2,416	2,358
3.620% due 06/25/2036 ~		6,214	5,457
JPMorgan Chase Commercial Mortgage Securities Trust 3.028% due 06/15/2032 •		19,390	19,403
JPMorgan Mortgage Trust
4.120% due 10/25/2036 ^~		2,865	2,612
4.128% due 08/25/2034 ~		1,812	1,830
4.328% due 06/25/2035 ~		233	242
5.750% due 01/25/2036 ^		467	368

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Landmark Mortgage Securities PLC 1.047% due 04/17/2044 •	GBP	18,702	21,584
MASTR Adjustable Rate Mortgages Trust 3.186% due 01/25/2047 ^•		$2,641	3,815
Merrill Lynch Mortgage Investors Trust
2.268% due 11/25/2035 •		6	6
4.128% due 04/25/2035 ~		1,956	1,944
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,100	3,187
3.557% due 12/15/2047		7,200	7,546
Morgan Stanley Mortgage Loan Trust 4.165% due 07/25/2035 ^~		2,448	2,297
MortgageIT Trust 2.638% due 12/25/2035 •		2,195	2,191
MSSG Trust 3.397% due 09/13/2039		17,400	18,559
Prime Mortgage Trust
2.418% due 02/25/2034 •		60	57
2.518% due 02/25/2035 •		2,864	2,740
RBSSP Resecuritization Trust 4.317% due 12/25/2035 ~		8,164	8,413
Residential Accredit Loans, Inc. Trust
2.118% due 05/25/2037 •		8,269	7,800
3.418% due 08/25/2036 ^•		2,834	2,663
4.781% due 12/25/2035 ^~		398	368
6.000% due 09/25/2036		842	771
6.500% due 09/25/2036 ^		5,546	4,049
Residential Asset Securitization Trust 2.468% due 10/25/2035 •		1,509	1,283
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		2,140	2,108
Structured Adjustable Rate Mortgage Loan Trust 2.218% due 04/25/2047 •		1,769	1,676
Structured Asset Mortgage Investments Trust
2.307% due 07/19/2035 •		1,251	1,247
2.717% due 09/19/2032 •		15	15
SunTrust Adjustable Rate Mortgage Loan Trust 4.666% due 02/25/2037 ^~		1,904	1,819
Tharaldson Hotel Portfolio Trust 2.792% due 11/11/2034 •		7,939	7,943
Thornburg Mortgage Securities Trust
3.283% due 06/25/2047 ^•		9,319	8,696
3.333% due 03/25/2037 ^•		1,228	1,145
Towd Point Mortgage Funding PLC 1.798% due 10/20/2051 •	GBP	36,807	45,369
Wachovia Mortgage Loan Trust LLC 4.847% due 05/20/2036 ^~		$1,721	1,709
WaMu Mortgage Pass-Through Certificates Trust
2.308% due 10/25/2045 •		259	257
2.518% due 02/25/2045 •		9,267	9,258
3.463% due 05/25/2037 ^~		3,810	3,191
3.719% due 12/25/2036 ^~		298	288
3.990% due 07/25/2037 ^~		2,222	2,110
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,480
1.565% due 12/21/2049 •		20,391	25,073
2.265% due 12/21/2049 •		2,259	2,782
2.765% due 12/21/2049 •		1,179	1,459
3.265% due 12/21/2049 •		674	836
3.765% due 12/21/2049 •		674	825
Wells Fargo Mortgage-Backed Securities Trust
4.977% due 12/25/2034 ~		$281	291
4.984% due 01/25/2035 ~		330	342
4.991% due 03/25/2036 ~		586	604
Total Non-Agency Mortgage-Backed Securities (Cost $517,310)			512,419
ASSET-BACKED SECURITIES 12.2%
Accredited Mortgage Loan Trust
2.148% due 02/25/2037 •		120	121
2.278% due 09/25/2036 •		6,948	6,855
Allegro CLO Ltd. 3.486% due 01/30/2026 •		2,457	2,458
Ally Master Owner Trust 2.348% due 07/15/2022 •		19,600	19,612
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.488% due 11/25/2035 •		8,600	8,547
Argent Securities Trust
2.168% due 07/25/2036 •		18,413	7,844
2.208% due 03/25/2036 •		6,287	3,939
Atrium Corp. 3.108% due 04/22/2027 •		16,000	15,974
Avery Point CLO Ltd. 3.376% due 04/25/2026 •		6,402	6,405
Bear Stearns Asset-Backed Securities Trust
2.168% due 11/25/2036 •		8,506	8,362

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

2.178% due 08/25/2036 •	1,160	1,413
3.143% due 02/25/2035 •	6,228	6,277
CARDS Trust
2.288% due 10/17/2022 •	18,200	18,200
2.378% due 04/17/2023 •	16,900	16,915
3.047% due 04/17/2023	16,900	16,985
Cent CLO Ltd. 3.373% due 10/15/2026 •	16,800	16,800
Chase Issuance Trust 2.328% due 01/15/2022 •	14,300	14,326
Chesapeake Funding LLC 3.230% due 08/15/2030	11,031	11,182
Citigroup Mortgage Loan Trust
2.638% due 12/25/2035 •	301	302
6.750% due 05/25/2036 þ	3,925	2,885
Countrywide Asset-Backed Certificates
2.158% due 06/25/2047 ^•	3,045	2,726
2.168% due 07/25/2036 ^•	1,492	1,495
2.168% due 01/25/2037 •	391	391
2.188% due 06/25/2037 •	1,594	1,596
2.248% due 05/25/2037 •	7,400	7,099
2.418% due 06/25/2036 •	6,600	6,555
2.768% due 05/25/2034 •	1,793	1,798
Countrywide Asset-Backed Certificates Trust 2.818% due 08/25/2047 •	1,387	1,386
Credit-Based Asset Servicing & Securitization Trust 2.078% due 11/25/2036 •	385	238
EMC Mortgage Loan Trust 2.758% due 05/25/2040 •	109	110
Evergreen Credit Card Trust 1.900% due 09/15/2024	20,300	20,220
Figueroa CLO Ltd.
3.006% due 06/20/2027 •	15,625	15,624
3.203% due 01/15/2027 •	13,600	13,592
First Franklin Mortgage Loan Trust 2.753% due 09/25/2035 •	491	494
Flagship Credit Auto Trust 1.850% due 07/15/2021	119	119
Ford Credit Floorplan Master Owner Trust
2.308% due 05/15/2023 •	28,800	28,786
2.840% due 03/15/2024	16,200	16,513
Fremont Home Loan Trust
2.078% due 01/25/2037 •	72	42
2.428% due 11/25/2035 •	8,100	7,716
GSAA Home Equity Trust 5.995% due 03/25/2046 ^~	8,758	5,694
GSAMP Trust 2.108% due 06/25/2036 •	4,064	2,720
Halcyon Loan Advisors Funding Ltd. 3.378% due 10/22/2025 •	12,117	12,120
Home Equity Loan Trust 2.248% due 04/25/2037 •	19,200	17,808
Jamestown CLO Ltd. 3.106% due 07/25/2027 •	6,400	6,392
JMP Credit Advisors CLO Ltd. 3.153% due 01/17/2028 •	20,800	20,717
JPMorgan Mortgage Acquisition Corp.
2.408% due 05/25/2035 •	4,500	4,500
2.428% due 10/25/2035 ^•	7,200	7,056
JPMorgan Mortgage Acquisition Trust 2.278% due 03/25/2037 •	1,900	1,886
Lehman XS Trust 2.198% due 06/25/2036 •	2,243	1,960
LMREC, Inc. 3.408% due 02/22/2032	3,471	3,464
LoanCore Issuer Ltd. 3.158% due 05/15/2028 •	16,700	16,720
Long Beach Mortgage Loan Trust 5.018% due 11/25/2032 •	8	9
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 •	18,218	18,108
MASTR Asset-Backed Securities Trust
2.258% due 03/25/2036 •	5,521	4,150
2.598% due 12/25/2035 •	4,429	4,435
MidOcean Credit CLO 3.103% due 04/15/2027 •	4,681	4,668
Monarch Grove CLO 3.156% due 01/25/2028 •	10,600	10,561
Morgan Stanley ABS Capital, Inc. Trust
2.168% due 07/25/2036 •	7,654	3,837
2.268% due 08/25/2036 •	14,087	8,811
Mountain Hawk CLO Ltd. 3.500% due 04/18/2025 •	6,816	6,821
NovaStar Mortgage Funding Trust 2.258% due 11/25/2036 •	3,034	1,349

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

OCP CLO Ltd. 3.103% due 07/15/2027 •		11,600	11,586
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		16,800	17,087
Option One Mortgage Loan Trust
2.158% due 03/25/2037 •		6,090	5,581
2.238% due 05/25/2037 •		11,358	8,338
Option One Mortgage Loan Trust Asset-Backed Certificates 2.478% due 11/25/2035 •		13,900	13,640
OSCAR U.S. Funding Trust LLC 2.910% due 04/12/2021		1,218	1,220
Palmer Square CLO Ltd. 3.008% due 08/15/2026 •		10,010	10,022
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •		16,200	16,204
RAAC Trust 2.358% due 02/25/2036 •		969	973
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,719	6,641
Residential Asset Mortgage Products Trust 2.698% due 04/25/2035 •		7,300	7,343
Residential Asset Securities Corp. Trust
2.258% due 09/25/2036 •		7,126	7,107
2.268% due 04/25/2037 •		3,064	3,050
2.418% due 02/25/2036 •		6,500	6,291
2.678% due 12/25/2035 •		4,483	3,810
2.888% due 05/25/2035 •		350	351
Santander Retail Auto Lease Trust 2.710% due 10/20/2020		2,041	2,042
Securitized Asset-Backed Receivables LLC Trust 2.148% due 05/25/2037 ^•		1,152	886
SG Mortgage Securities Trust 2.288% due 02/25/2036 •		2,592	1,743
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	571	623
2.589% due 12/15/2027 •		$8,699	8,703
2.669% due 12/15/2025 •		11,787	11,795
SMB Private Education Loan Trust 2.378% due 03/16/2026 •		3,860	3,861
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		12,854	12,965
SoFi Professional Loan Program Trust 2.640% due 08/25/2047		9,529	9,554
Soundview Home Loan Trust
2.128% due 02/25/2037 •		1,821	680
2.918% due 10/25/2037 •		19,613	16,360
Specialty Underwriting & Residential Finance Trust 2.168% due 11/25/2037 •		16,561	11,850
Starwood Commercial Mortgage Trust 3.369% due 07/15/2038 •		14,500	14,517
Structured Asset Securities Corp. Mortgage Loan Trust 2.468% due 05/25/2037 •		6,600	6,374
Sudbury Mill CLO Ltd.
3.453% due 01/17/2026 •		6,322	6,327
3.473% due 01/17/2026 •		6,322	6,326
Symphony CLO Ltd. 3.333% due 10/15/2025 •		13,483	13,490
Telos CLO Ltd. 3.573% due 01/17/2027 •		8,353	8,356
Tralee CLO Ltd. 3.388% due 10/20/2028 •		15,100	15,066
Upstart Securitization Trust 3.887% due 08/20/2025		1,409	1,411
VB-S1 Issuer LLC 6.901% due 06/15/2046		2,400	2,493
Venture CLO Ltd.
3.123% due 04/15/2027 •		12,272	12,258
3.153% due 01/15/2028 •		9,700	9,699
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		11,131	11,165
Voya CLO Ltd. 2.996% due 07/25/2026 •		4,634	4,631
WaMu Asset-Backed Certificates WaMu Trust 2.268% due 04/25/2037 •		6,343	3,385
Wells Fargo Home Equity Asset-Backed Securities Trust 2.903% due 11/25/2035 •		953	954
Westlake Automobile Receivables Trust 2.980% due 01/18/2022		5,245	5,259
Zais CLO Ltd. 3.453% due 04/15/2028 •		17,700	17,723
Total Asset-Backed Securities (Cost $789,672)			815,428
SOVEREIGN ISSUES 6.4%
Argentina Government International Bond 79.499% (ARLLMONP) due 06/21/2020 ~(a)	ARS	1,860	14

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	9,600	10,646
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	623,900	148,297
0.000% due 04/01/2020 (e)		53,500	12,574
Development Bank of Japan, Inc. 2.125% due 09/01/2022		$18,000	18,084
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		21,400	21,763
3.375% due 09/27/2023		26,400	27,783
Japan Government International Bond 0.300% due 06/20/2039	JPY	2,020,000	19,054
Japan International Cooperation Agency 2.750% due 04/27/2027		$14,000	14,631
Korea International Bond 2.000% due 06/19/2024		1,200	1,204
Province of Ontario
4.000% due 10/07/2019		700	700
4.000% due 06/02/2021	CAD	12,500	9,783
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	35,575	216
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	13,102
3.875% due 04/23/2023		18,100	19,168
4.000% due 03/14/2029		4,000	4,438
Spain Government International Bond
0.600% due 10/31/2029	EUR	34,300	39,113
1.400% due 07/30/2028		6,800	8,289
1.450% due 04/30/2029		31,300	38,466
1.850% due 07/30/2035		4,800	6,248
2.700% due 10/31/2048		10,300	15,885
Total Sovereign Issues (Cost $431,523)			429,458
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.635% (US0003M + 0.500%) due 09/24/2020 ~		$16,500	16,542
REPURCHASE AGREEMENTS (j) 0.1%			5,665
ARGENTINA TREASURY BILLS 0.0%
86.412% due 02/26/2020 - 05/13/2020 (d)(e)	ARS	18,870	199
U.S. TREASURY BILLS 0.3%
1.955% due 10/22/2019 - 12/05/2019 (d)(e)(o)		$19,018	18,964
Total Short-Term Instruments (Cost $41,380)			41,370
Total Investments in Securities (Cost $9,410,384)			9,547,378
		SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short Asset Portfolio		38,416,069	382,355
PIMCO Short-Term Floating NAV Portfolio III		720,380	7,127
Total Short-Term Instruments (Cost $391,632)			389,482
Total Investments in Affiliates (Cost $391,632)			389,482
Total Investments 148.5% (Cost $9,802,016)			$9,936,860
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(6,499))			(13,042)
Other Assets and Liabilities, net (48.3)%			(3,231,445)
Net Assets 100.0%			$6,692,373

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$1,400	$1,407	0.02%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,400	1,403	0.02
Piper Jaffray Cos.	5.200	10/15/2023	09/19/2019	11,300	11,344	0.17
				$14,100	$14,154	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$5,665	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,783)	$5,665	$5,665
Total Repurchase Agreements						$(5,783)	$5,665	$5,665

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.850%	09/23/2019	TBD(3)	$(914)	$(914)
BOM	2.230	09/12/2019	10/11/2019	(44,726)	(44,778)
	2.260	08/27/2019	10/22/2019	(49,485)	(49,594)
BOS	2.290	09/17/2019	10/16/2019	(3,016)	(3,019)
	2.400	09/23/2019	10/03/2019	(15,626)	(15,635)
BRC	1.950	09/23/2019	TBD(3)	(2,811)	(2,812)
BSN	2.220	08/13/2019	10/15/2019	(7,297)	(7,319)
	2.290	08/01/2019	10/02/2019	(57,920)	(58,145)
	2.290	09/13/2019	10/02/2019	(40,154)	(40,200)
	2.310	08/02/2019	10/03/2019	(142,556)	(143,105)
CIB	2.260	08/16/2019	10/16/2019	(150,261)	(150,695)
	2.330	09/17/2019	10/08/2019	(97,851)	(97,939)
GRE	2.150	09/05/2019	10/07/2019	(38,759)	(38,819)
	2.260	09/12/2019	10/03/2019	(1,722)	(1,724)
	2.270	08/15/2019	10/15/2019	(13,601)	(13,642)
	2.280	08/20/2019	10/07/2019	(143,979)	(144,362)
	2.290	08/21/2019	10/07/2019	(87,020)	(87,247)
	2.290	08/22/2019	10/08/2019	(16,360)	(16,401)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

RDR	2.100	09/20/2019	TBD(3)	(11,927)	(11,935)
Total Reverse Repurchase Agreements					$(928,285)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Fannie Mae UMBS, TBA	4.000%	10/01/2049	$26,300	$(27,287)	$(27,297)
Fannie Mae UMBS, TBA	4.000	11/01/2049	129,700	(134,467)	(134,680)
Fannie Mae UMBS, TBA	4.500	11/01/2049	116,700	(122,722)	(122,982)
Total Short Sales (4.3)%				$(284,476)	$(284,959)

(k)	Securities with an aggregate market value of $925,537 and cash of $1,696 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(412,429) at a weighted average interest rate of 2.443%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	$108.000	11/22/2019	2,644	$2,644	$23	$3
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.250	11/22/2019	2,790	2,790	24	3
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.500	11/22/2019	4,196	4,196	36	4
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	108.750	11/22/2019	476	476	4	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	109.000	11/22/2019	4,000	4,000	34	4
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.000	11/22/2019	1,127	1,127	10	1
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.500	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.000	11/22/2019	1,510	1,510	13	2
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.250	11/22/2019	71	71	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	111.500	11/22/2019	425	425	4	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	114.500	11/22/2019	688	688	6	1
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.000	11/22/2019	2,617	2,617	23	3
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.500	11/22/2019	30	30	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.500	11/22/2019	203	203	2	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	118.000	11/22/2019	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	118.500	11/22/2019	40	40	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	119.000	11/22/2019	1,149	1,149	10	1
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	143.500	11/22/2019	375	375	3	0
Call - CBOT U.S. Treasury 10-Year Note December 2019 Futures	144.500	11/22/2019	651	651	6	1
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	215.000	11/22/2019	159	159	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	220.000	11/22/2019	174	174	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	222.000	11/22/2019	186	186	2	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	225.000	11/22/2019	204	204	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	125.000	11/22/2019	606	606	5	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	130.000	11/22/2019	167	167	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	140.000	11/22/2019	602	602	5	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	141.000	11/22/2019	816	816	7	1
Total Purchased Options					$223	$26

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note November 2019 Futures	$118.500	10/25/2019	401	$401	$(87)	$(87)
Call - CBOT U.S. Treasury 10-Year Note November 2019 Futures	131.000	10/25/2019	669	669	(277)	(277)
Total Written Options					$(364)	$(364)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 185.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	350	$4	$0	$0	$0
Call Options Strike @ EUR 192.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	649	7	(1)	0	0
Call Options Strike @ EUR 192.000 on Euro-OAT December 2019 Futures (1)	11/2019	1,000	11	(1)	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	647	7	0	0	0
Euro-BTP Italy Government Bond December Futures	12/2019	3,628	548,988	3,712	597	(156)
Euro-Bund 10-Year Bond December Futures	12/2019	1,271	241,393	1,039	55	(152)
Euro-Buxl 30-Year Bond December Futures	12/2019	60	14,224	(282)	0	(122)
Put Options Strike @ EUR 100.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	721	8	(1)	0	0
Put Options Strike @ EUR 101.000 on Euro-BTP 10-Year Bond December 2019 Futures (1)	11/2019	1,263	14	(1)	0	0
U.S. Treasury 5-Year Note December Futures	12/2019	17,670	2,105,353	(11,238)	0	(828)
U.S. Treasury 10-Year Note December Futures	12/2019	2,406	313,532	(1,287)	0	(188)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	1,379	264,639	(7,389)	86	0
				$(15,449)	$738	$(1,446)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2020	3,027	$(829,398)	$777	$41	$(83)
3-Month Euribor September Futures	09/2020	2,217	(607,397)	694	0	(30)
Australia Government 10-Year Bond December Futures	12/2019	1,914	(190,354)	(1,727)	1,082	(77)
Euro-Bobl December Futures	12/2019	1,019	(150,661)	442	0	(111)
Euro-OAT France Government 10-Year Bond December Futures	12/2019	2,184	(405,415)	4,808	310	(48)
Euro-Schatz December Futures	12/2019	1,708	(209,117)	295	0	(65)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	375	(29)	95	8	0
Put Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	511	(61)	133	11	0
Put Options Strike @ EUR 173.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	757	(404)	(57)	25	0
Put Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	319	(236)	(49)	10	(3)
U.S. Treasury 30-Year Bond December Futures	12/2019	257	(41,714)	(425)	8	0
United Kingdom Long Gilt December Futures	12/2019	41	(6,767)	(38)	0	(20)
				$4,948	$1,495	$(437)
Total Futures Contracts				$(10,501)	$2,233	$(1,883)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.986%		$6,100	$(428)	$433	$5	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2024	1.159		6,400	(69)	25	(44)	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2024	1.298		4,100	(65)	7	(58)	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.260		12,100	201	(88)	113	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.921	EUR	14,400	25	38	63	0	(4)
Tesco PLC	1.000	Quarterly	06/20/2022	0.517		15,000	(732)	955	223	0	(2)
							$(1,068)	$1,370	$302	$2	$(11)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$21,700	$183	$295	$478	$11	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	138,600	2,566	397	2,963	85	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	25,000	507	(8)	499	20	0
					$3,256	$684	$3,940	$116	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	08/22/2023		$66,200	$(1,486)	$4,727	$3,241	$0	$0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2025	GBP	80,300	(101)	(749)	(850)	0	(367)
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030		57,300	596	(1,367)	(771)	0	(235)
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		37,500	(791)	(6,320)	(7,111)	86	0
Receive(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		28,100	684	(1,176)	(492)	79	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	36,770,000	(2,150)	(7,587)	(9,737)	519	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		20,370,000	(1,210)	(4,184)	(5,394)	220	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		4,100,000	0	86	86	0	(50)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		2,050,000	0	47	47	0	(25)
Pay	6-Month JPY-LIBOR	0.088	Semi-Annual	09/17/2026		3,420,000	0	87	87	0	(42)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		3,410,000	0	130	130	0	(42)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		5,460,000	(3)	232	229	0	(67)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		2,050,000	0	85	85	0	(25)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		2,050,000	0	86	86	0	(25)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		1,025,000	0	27	27	0	(13)
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		2,495,000	3	45	48	0	(31)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	(1,781)	(2,156)	116	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,700,000	118	(641)	(523)	30	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		17,350,000	663	6,045	6,708	0	(285)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(1,105)	(1,107)	45	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(1,085)	(1,297)	61	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		8,990,000	338	(9,586)	(9,248)	385	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(802)	(802)	30	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,050,000	131	(2,161)	(2,030)	88	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		1,050,000	4	(1,194)	(1,190)	45	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		8,880,000	538	(10,007)	(9,469)	369	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		4,060,000	366	(750)	(384)	0	(163)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		2,680,000	71	(322)	(251)	0	(108)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		660,000	0	(86)	(86)	0	(26)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		690,000	1,686	(364)	1,322	0	(44)
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	2,293,300	(1,332)	2,266	934	0	(54)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		1,954,600	(113)	1,907	1,794	0	(58)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		154,800	0	146	146	0	(5)
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		50,600	(4)	52	48	0	(2)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		1,384,600	0	(1,364)	(1,364)	44	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		2,757,900	51	(3,095)	(3,044)	88	0
							$(2,530)	$(39,758)	$(42,288)	$2,205	$(1,667)
Total Swap Agreements							$(342)	$(37,704)	$(38,046)	$2,323	$(1,678)

(m)	Securities with an aggregate market value of $56,848 and cash of $36,858 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	GBP	16,704		$20,583	$44	$0
	10/2019	MXN	14,442		733	4	0
	11/2019	EUR	1,452		1,619	31	0
	11/2019		$1,507	EUR	1,335	0	(47)
	11/2019		20,611	GBP	16,704	0	(44)
	01/2020		723	MXN	14,442	0	(4)
BPS	10/2019	AUD	3,011		$2,046	14	0
	10/2019	MXN	41,779		2,130	15	0
	10/2019		$3,200	AUD	4,754	9	0
	10/2019		1,056	RUB	69,055	8	0
	11/2019	EUR	5,266		$5,843	84	0
	11/2019		$1,488	EUR	1,341	0	(21)
	11/2019		4,312	GBP	3,479	0	(27)
	12/2019	THB	32,947		$1,075	0	(3)
	01/2020		$27,004	BRL	103,100	0	(2,326)
BRC	10/2019		12,455	CAD	16,505	3	0
	10/2019		10,364	MXN	201,034	0	(189)
	11/2019	EUR	180,467		$204,014	6,673	0
	11/2019		$8,207	JPY	880,000	0	(45)
BSS	01/2020	BRL	612,600		$147,984	1,442	(87)
CBK	10/2019		$1,590	AUD	2,326	0	(20)
	10/2019		1,254	CAD	1,648	0	(10)
	10/2019		20,385	GBP	16,704	154	0
	10/2019		726	MXN	14,442	3	0
	11/2019	EUR	85,288		$95,041	1,778	0
	11/2019	GBP	45,082		55,748	221	0
	11/2019	JPY	10,536,200		99,625	1,901	0
	11/2019		$15,924	EUR	14,257	0	(334)
	11/2019		57,302	GBP	46,808	420	(70)
	11/2019		250,162	JPY	26,482,550	0	(4,535)
	11/2019		15,195	MXN	299,291	0	(114)
	01/2020	BRL	652,300		$161,161	5,030	0
DUB	03/2020	CNH	571,826		79,371	0	(402)
GLM	10/2019	MXN	9,829		504	7	0
	10/2019	RUB	116,015		1,742	0	(44)
	10/2019		$3,645	AUD	5,300	0	(67)
	10/2019		1,953	CAD	2,590	2	0
HUS	10/2019	AUD	6,713		$4,533	2	0
	10/2019	CAD	50,415		37,918	0	(136)
	10/2019	RUB	145,834		2,225	0	(21)
	10/2019		$5	ARS	334	0	0
	10/2019		1,075	AUD	1,563	0	(20)
	10/2019		22,449	CAD	29,672	5	(57)
	11/2019	CAD	14,070		$10,620	0	(6)
	11/2019	JPY	5,344,900		50,781	1,207	0
	11/2019		$87,564	EUR	79,086	0	(1,084)
	11/2019		113,063	JPY	11,820,350	0	(3,429)
	12/2019		359	KRW	433,985	4	0
	03/2020	CNH	184,132		$25,528	0	(160)
JPM	10/2019	MXN	47,414		2,417	17	0
	10/2019		$7,441	MXN	145,000	0	(102)
	10/2019		1,068	RUB	69,951	9	0
	10/2019		484	TRY	2,789	6	0
	11/2019	GBP	201,547		$245,312	0	(2,933)
	11/2019		$4,341	EUR	3,900	0	(76)
	11/2019		50,943	JPY	5,359,900	0	(1,230)
	12/2019	ILS	1,659		$473	0	(6)
	01/2020	BRL	53,500		12,869	64	0
	01/2020		$154,806	BRL	591,400	0	(13,252)
	01/2020		28,879	MXN	580,371	25	0
	04/2020	BRL	53,500		$12,708	0	(29)
MYI	10/2019	AUD	6,174		4,171	4	0
	10/2019		$1,329	AUD	1,955	0	(9)
	11/2019		4,175		6,174	0	(3)
	12/2019	TWD	737,551		23,985	83	0
RYL	11/2019	NOK	1,090		$122	2	0
	03/2020	CNH	483,855		67,088	0	(413)
SCX	11/2019		$81	RUB	5,299	1	0
	12/2019	INR	14,380		$198	0	(4)
SOG	03/2020	CNH	278,502		38,630	0	(223)
TOR	10/2019		$1,742	RUB	116,331	49	0
Total Forward Foreign Currency Contracts						$19,321	$(31,582)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	24,100	$1,157	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	25,300	1,194	2
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	6,100	293	0
							$2,644	$3

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	$67.500	10/03/2019	35,300	$1	$0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 10/01/2049	71.000	10/03/2019	172,400	7	0
					$8	$0
Total Purchased Options					$2,652	$3

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	20.350	10/10/2019	17,983	$(189)	$(8)
CBK	Call - OTC USD versus MXN		20.320	10/15/2019	25,217	(258)	(29)
GLM	Call - OTC USD versus MXN		20.240	10/09/2019	16,300	(160)	(9)
JPM	Put - OTC USD versus MXN		19.850	10/03/2019	31,500	(170)	(211)
MYI	Call - OTC USD versus MXN		19.850	10/03/2019	45,600	(428)	(76)
	Call - OTC USD versus MXN		19.920	10/07/2019	18,300	(152)	(35)
	Put - OTC USD versus MXN		19.830	10/09/2019	32,200	(202)	(233)
	Put - OTC USD versus MXN		19.870	10/15/2019	30,400	(234)	(290)
						$(1,793)	$(891)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	13,000	$(110)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	31,400	(280)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,500	(187)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0
						$(765)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	105,900	$(1,157)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	111,200	(1,193)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	26,800	(292)	0
							$(2,642)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2048	$102.188	11/06/2019	35,200	$(103)	$(47)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	101.594	11/06/2019	38,100	(124)	(133)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	101.602	11/06/2019	38,100	(122)	(132)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Call - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	102.133	11/06/2019	35,300	(110)	(52)
				$(459)	$(364)
Total Written Options				$(5,659)	$(1,255)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.171%	$6,200	$(642)	$655	$13	$0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.219	500	(77)	79	2	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.915	8,300	(221)	255	34	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.171	2,300	(347)	352	5	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.171	2,400	(264)	269	5	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.219	400	(64)	66	2	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	16,100	(258)	419	161	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.797	15,900	(680)	126	0	(554)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.442	17,800	47	6	53	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.219	1,500	(274)	280	6	0
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2023	0.689	300	(8)	12	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.643	100	(5)	2	0	(3)
							$(2,793)	$2,521	$285	$(557)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$9,974	$(216)	$302	$86	$0
Total Swap Agreements						$(3,009)	$2,823	$371	$(557)

(o)	Securities with an aggregate market value of $26,609 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$45,442	$45,442
Corporate Bonds & Notes
Banking & Finance	13,378	1,789,109	11,344	1,813,831
Industrials	0	1,068,503	0	1,068,503
Specialty Finance	0	2,810	0	2,810
Utilities	0	252,915	0	252,915
Municipal Bonds & Notes
Illinois	0	3,687	0	3,687
Iowa	0	878	0	878
Texas	0	3,476	0	3,476
U.S. Government Agencies	0	3,507,947	0	3,507,947
U.S. Treasury Obligations	0	1,049,214	0	1,049,214
Non-Agency Mortgage-Backed Securities	0	512,419	0	512,419

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2019 (Unaudited)

Asset-Backed Securities	0	815,428	0	815,428
Sovereign Issues	0	429,458	0	429,458
Short-Term Instruments
Certificates of Deposit	0	16,542	0	16,542
Repurchase Agreements	0	5,665	0	5,665
Argentina Treasury Bills	0	199	0	199
U.S. Treasury Bills	0	18,964	0	18,964
	$13,378	$9,477,214	$56,786	$9,547,378
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$389,482	$0	$0	$389,482
Total Investments	$402,860	$9,477,214	$56,786	$9,936,860
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(284,959)	$0	$(284,959)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,233	2,349	0	4,582
Over the counter	0	19,695	0	19,695
	$2,233	$22,044	$0	$24,277
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,247)	(1,678)	0	(3,925)
Over the counter	0	(33,394)	0	(33,394)
	$(2,247)	$(35,072)	$0	$(37,319)
Total Financial Derivative Instruments	$(14)	$(13,028)	$0	$(13,042)
Totals	$402,846	$9,179,227	$56,786	$9,638,859

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Managed Asset Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Portfolio.

		Date of	Subscription	% of Fund
Portfolio Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	14.2%

PIMCO Global Managed Asset Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2009	7.4%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has, delegated to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in each Portfolio's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2019, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolios may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-lined swap agreements and other commodity-lined derivative instruments.

Notes to Financial Statements (Cont.)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the 1940 Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio's investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio's taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary's taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary's taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest substantially all or significant portion of their assets in Institutional Class Shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended September 30, 2019 (amounts in thousands†):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$22,474	$8,235	$(4,785)	$(182)	$1,988	$27,730	$583	$0
PIMCO CommodityRealReturn Strategy Fund®	8,576	237	(2,357)	(317)	618	6,757	237	0
PIMCO Dynamic Bond Fund	11,135	267	(4,569)	(22)	56	6,867	267	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	84,751	7,135	(11,587)	(1,878)	370	78,791	2,564	0
PIMCO Emerging Markets Local Currency and Bond Fund	40,645	1,390	(23,587)	(10,516)	12,344	20,276	1,390	0
PIMCO Extended Duration Fund	32,046	8,114	(15,660)	(332)	5,947	30,115	441	0
PIMCO Government Money Market Fund	3,775	66,235	(67,679)	0	0	2,331	35	0
PIMCO High Yield Fund	6,860	906	(8,280)	1,625	(1,111)	0	219	0
PIMCO High Yield Spectrum Fund	11,455	452	(4,458)	19	720	8,188	452	0
PIMCO Income Fund	40,646	11,641	(13,914)	619	(154)	38,838	1,664	0
PIMCO Investment Grade Credit Bond Fund	14,790	426	(4,681)	10	1,321	11,866	427	0

Notes to Financial Statements (Cont.)

PIMCO Long Duration Total Return Fund	9,316	235	(5,829)	82	1,506	5,310	235	0
PIMCO Long-Term Real Return Fund	3,062	40,211	(8,452)	631	5,157	40,609	834	0
PIMCO Long-Term U.S. Government Fund	25,837	5,913	(21,965)	(203)	1,606	11,188	201	0
PIMCO Low Duration Fund	38,750	15,035	(28,964)	(94)	513	25,240	734	0
PIMCO Mortgage Opportunities and Bond Fund	5,227	708	(451)	(1)	85	5,568	132	0
PIMCO RAE Emerging Markets Fund	47,045	26,449	(717)	(76)	903	73,604	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	41,092	18,608	(1,111)	(41)	(925)	57,623	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	23,333	786	(4,465)	17	(677)	18,994	164	0
PIMCO RAE Low Volatility PLUS International Fund	12,293	1,155	(2,058)	(313)	1,622	12,699	212	0
PIMCO RAE PLUS EMG Fund	84,176	3,339	(18,609)	(2,142)	5,390	72,154	0	0
PIMCO RAE PLUS International Fund	6,554	2,780	(1,985)	(230)	700	7,819	136	0
PIMCO RAE Worldwide Long/Short PLUS Fund	44,092	4,653	(5,208)	(13)	1,741	45,265	1,819	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,052	4,983	(499)	(121)	320	11,735	85	0
PIMCO Real Return Fund	10,514	1,457	(3,661)	(103)	583	8,790	124	0
PIMCO RealEstateRealReturn Strategy Fund	28,277	3,523	(16,309)	1,580	3,874	20,945	1,726	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	(3)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	21,345	1,631	(3,841)	(120)	2,260	21,275	1,632	0
PIMCO Total Return Fund	15,868	7,130	(10,765)	76	883	13,192	432	0
PIMCO TRENDS Managed Futures Strategy Fund	7,650	524	(1,224)	(60)	102	6,992	117	0
Totals	$708,639	$244,158	$(297,673)	$(12,105)	$47,742	$690,761	$16,862	$0

PIMCO All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$434	$202	$(160)	$(9)	$44	$511	$11	$0
PIMCO CommodityRealReturn Strategy Fund®	100	20	(13)	(1)	3	109	4	0
PIMCO Dynamic Bond Fund	176	26	(71)	0	1	132	5	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,336	236	(210)	(9)	(19)	1,334	43	0
PIMCO Emerging Markets Local Currency and Bond Fund	624	59	(339)	(62)	93	375	25	0
PIMCO Extended Duration Fund	393	142	(235)	(1)	68	367	5	0
PIMCO Government Money Market Fund	110	2,328	(2,372)	0	0	66	2	0

Notes to Financial Statements (Cont.)

PIMCO High Yield Fund	95	25	(74)	2	5	53	3	0
PIMCO High Yield Spectrum Fund	202	28	(108)	7	7	136	8	0
PIMCO Income Fund	856	572	(656)	(9)	16	779	30	0
PIMCO Investment Grade Credit Bond Fund	184	25	(54)	2	16	173	6	0
PIMCO Long Duration Total Return Fund	124	24	(69)	3	20	102	4	0
PIMCO Long-Term Real Return Fund	0	667	(158)	6	74	589	11	0
PIMCO Long-Term U.S. Government Fund	246	103	(253)	1	10	107	1	0
PIMCO Low Duration Fund	839	551	(851)	(3)	10	546	14	0
PIMCO Mortgage Opportunities and Bond Fund	77	11	(7)	0	1	82	2	0
PIMCO RAE Emerging Markets Fund	875	407	(4)	(1)	17	1,294	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	629	456	(126)	(2)	(10)	947	0	0
PIMCO RAE International Fund	55	59	(117)	(4)	7	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	412	49	(47)	(5)	(11)	398	3	0
PIMCO RAE Low Volatility PLUS Fund	147	11	(179)	(16)	37	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	244	136	(79)	(19)	45	327	5	0
PIMCO RAE PLUS EMG Fund	1,303	236	(384)	(35)	86	1,206	0	0
PIMCO RAE PLUS International Fund	323	74	(49)	(7)	29	370	6	0
PIMCO RAE US Small Fund	95	86	(3)	(1)	11	188	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	699	158	(56)	(1)	29	829	32	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	200	126	0	0	7	333	3	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	70	69	0	0	17	156	1	0
PIMCO Real Return Fund	94	46	(37)	0	5	108	2	0
PIMCO RealEstateRealReturn Strategy Fund	609	181	(427)	31	89	483	39	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	376	80	(131)	3	38	366	30	0
PIMCO StocksPLUS® International Fund (Unhedged)	94	5	(3)	0	11	107	1	0
PIMCO StocksPLUS® Short Fund	2,646	1,151	(726)	(46)	(394)	2,631	25	0
PIMCO Total Return Fund	535	189	(495)	0	17	246	8	0
Totals	$15,202	$8,538	$(8,493)	$(176)	$379	$15,450	$329	$0

PIMCO Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,087	$176	$0	$0	$44	$4,307	$176	$0
PIMCO Short-Term Floating NAV Portfolio III	23,835	19,979	(20,700)	2	21	23,137	479	0
Totals	$27,922	$20,155	$(20,700)	$2	$65	$27,444	$655	$0

Notes to Financial Statements (Cont.)

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$27,454	$2,906	$(2,898)	$(131)	$2,318	$29,649	$1,015	$0
PIMCO Global Advantage® Strategy Bond Fund	36,545	4,820	(3,982)	(207)	2,294	39,470	849	0
PIMCO Income Fund	45,832	6,916	(3,761)	(173)	656	49,470	2,051	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	27,633	3,671	(3,529)	58	1,729	29,562	497	0
PIMCO Investment Grade Credit Bond Fund	45,747	6,026	(6,961)	(432)	5,052	49,432	1,513	0
PIMCO RAE International Fund	45,685	2,608	(3,235)	(342)	4,474	49,190	0	0
PIMCO RAE PLUS EMG Fund	45,874	6,976	(5,017)	(146)	1,502	49,189	0	0
PIMCO RAE PLUS Small Fund	45,726	6,694	(8,148)	(1,215)	6,422	49,479	781	0
PIMCO Real Return Fund	45,623	6,971	(6,069)	(629)	3,459	49,355	774	0
PIMCO Short-Term Fund	137,005	22,285	(11,705)	(52)	461	147,994	2,911	0
PIMCO Short-Term Floating NAV Portfolio III	64,503	282,810	(280,799)	28	38	66,580	1,410	0
PIMCO StocksPLUS® Fund	45,888	2,967	(6,283)	123	6,783	49,478	2,677	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	45,593	4,336	(5,137)	(260)	4,835	49,367	3,712	0
PIMCO StocksPLUS® International Fund (Unhedged)	91,600	3,371	(7,362)	(1,165)	12,036	98,480	950	0
PIMCO Total Return Fund IV	137,201	21,258	(20,750)	(299)	10,754	148,164	3,211	0
Totals	$887,909	$384,615	$(375,636)	$(4,842)	$62,813	$954,859	$22,351	$0

PIMCO Global Managed Asset Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short Fund	$12,812	$0	$(12,868)	$(1,051)	$1,107	$0	$0	$0
PIMCO Income Fund	62,738	2,784	(65,917)	(1,182)	1,577	0	2,497	0
PIMCO Mortgage Opportunities and Bond Fund	22,650	66,567	0	0	530	89,747	676	0
PIMCO Preferred and Capital Securities Fund	9,278	3,907	(14,275)	424	666	0	409	0
PIMCO Short-Term Floating NAV Portfolio III	11,777	326,184	(193,500)	20	10	144,491	583	0
Totals	$119,255	$399,442	$(286,560)	$(1,789)	$3,890	$234,238	$4,165	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2019 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Portfolio	$0	$5,838	$(5,838)	$0	$0	$0	$0	$0
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3,372	4,230	(701)	(5)	12	6,908	130	0
PIMCO Global Core Bond (Hedged) Portfolio	4,057	92	0	0	13	4,162	92	0
PIMCO High Yield Portfolio	0	20,013	(20,015)	2	0	0	24	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	10,988	19,693	(2,000)	(16)	31	28,696	493	0
PIMCO International Bond Portfolio (Unhedged)	574	8	(570)	(4)	6	14	8	0
PIMCO Long-Term U.S. Government Portfolio	11,664	266	(1)	0	37	11,966	266	0
PIMCO Low Duration Portfolio	205,767	4,685	0	0	645	211,097	4,685	0
PIMCO Short-Term Portfolio	0	5,076	0	0	4	5,080	76	0
PIMCO Total Return Portfolio	372,701	8,487	(1)	0	1,168	382,355	8,487	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn® Strategy Portfolio	$4,763	$91,330	$(91,301)	$2	$0	$4,794	$30	$0
PIMCO Dynamic Bond Portfolio	4,617	75,780	(78,300)	7	(1)	2,103	180	0
PIMCO Emerging Markets Bond Portfolio	1,359	97,405	(94,300)	5	1	4,470	105	0
PIMCO Global Bond Opportunities Portfolio (Unhedged)	13	67,854	(65,630)	2	0	2,239	54	0
PIMCO Global Core Bond (Hedged) Portfolio	174	25,618	(25,780)	1	0	13	17	0
PIMCO High Yield Portfolio	81,295	281,289	(300,000)	44	43	62,671	1,888	0
PIMCO Income Portfolio	5,549	92,761	(93,600)	1	0	4,711	61	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	7,191	140,088	(139,500)	11	(1)	7,789	188	0
PIMCO International Bond Portfolio (Unhedged)	204	6,304	(6,300)	0	0	208	4	0
PIMCO Long-Term U.S. Government Portfolio	1,853	752,152	(710,200)	1	4	43,810	252	0
PIMCO Low Duration Portfolio	64,236	481,642	(512,000)	43	(10)	33,911	842	0
PIMCO Real Return Portfolio	75,916	1,278,349	(1,327,600)	43	(13)	26,695	289	0
PIMCO Short-Term Portfolio	2,155	181,905	(182,800)	3	0	1,263	105	0
PIMCO Total Return Portfolio	142,391	1,000,899	(1,136,300)	163	(26)	7,127	2,969	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Notes to Financial Statements (Cont.)

5. SUBSEQUENT EVENTS

On May 16, 2019, the Board approved to change the name of the PIMCO Global Multi-Asset Managed Allocation Portfolio to PIMCO Global Managed Asset Allocation Portfolio. The name change occurred on October 1, 2019.

On November 5, 2019, the Board approved a proposal to reorganize the PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). The Reorganization does not require contract owner approval. Under the Reorganization: (1) the assets of the Target Portfolio will be transferred to the Acquiring Portfolio in exchange solely for shares of the Acquiring Portfolio and the assumption of the Target Portfolio's liabilities; and (2) the shares of the Acquiring Portfolio received by the Target Portfolio will be distributed by the Target Portfolio to its shareholders in complete liquidation of the Target Portfolio and in cancellation of all of the Target Portfolio's shares. The reorganization is expected to occur on June 1, 2020.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.

BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BSS	Banco Santander S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CKL	Citibank N.A. London	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	RON	Romanian New Leu
CLP	Chilean Peso	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	KCBT	Kansas City Board of Trade	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DAX	Deutscher Aktien Index 30	LIBOR03M	3 Month USD-LIBOR

ARLLMONP	Argentina Blended Policy Rate	DWRTFT	Dow Jones Wilshire REIT Total Return Index	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai

BADLARPP	Argentina Badlar Floating Rate Notes	EAFE	Europe, Australasia, and Far East Stock Index	MEHCL	Magellan East Houston WTI Crude Oil Futures

BBSW3M	3 Month Bank Bill Swap Rate	EBOBFUEL	Argus Eurobob Oxy Gasoline	MEHDUB	Magellan East Houston WTI Crude Oil Futures vs. Dubai Crude Oil
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EUR003M	3 Month EUR Swap Rate	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil

BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	NDDUWI	MSCI World Index Future
BP0003M	3 Month GBP-LIBOR	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	EXFUMARG	Custom Commodity Forward Index	PLATGOLD	Platinum-Gold Spread
CDX.EM	Credit Derivatives Index - Emerging Markets	FRCPXTOB	France Consumer Price ex-Tobacco Index	RAFI	Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC	Custom Commodity Forward Index
CDX.IG	Credit Derivatives Index - Investment Grade	FUELCO	2020 Calendar Margin ICE Fuel Oil vs Brent	S&P 500	Standard & Poor's 500 Index
CIXBSTR3	Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SLVRLND	London Silver Market Fixing Ltd.
CIXBXMB	Custom Commodity Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TOPIX	Tokyo Price Index
CLCO	ICE BofAML Large Cap Contingent Capital	IBEX 35	Spanish Continuous Exchange Index	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	ISDA	International Swaps and Derivatives Association, Inc.	ULSD	Ultra-Low Sulfur Diesel
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABCT3E	J.P. Morgan Custom Commodity Index	US0001M	1 Month USD Swap Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABDEWE	J.P. Morgan Custom Commodity Index	US0003M	3 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	US0006M	6 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC2	J.P. Morgan Nic Custom Index	USISDA	USD ICE Swap Rate - 11AM
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JP1RTLT	J.P. Morgan Custom Equity Swap

Other Abbreviations:
ABS	Asset-Backed Security	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation	oz.	Ounce	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	UMBS	Uniform Mortgage-Backed Security
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust	YOY	Year-Over-Year
JSC	Joint Stock Company